UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-21864
                                                     ----------------------

                                WisdomTree Trust
            --------------------------------------------------------
               (Exact name of registrant as specified in charter)

                           48 Wall Street, Suite 1100
                               New York, NY 10005
            --------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                          The Corporation Trust Company
                               1209 Orange Street
                              Wilmington, DE 19801
            --------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (866) 909-9473
                                                           ----------------

                        Date of fiscal year end: March 31
                                                 ---------

                  Date of reporting period: September 30, 2006
                                            --------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Report(s) to Stockholders.

The Trust's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

[LOGO] WISDOMTREE(SM)

--------------------------------------------------------------------------------

WisdomTree Trust
Domestic Equity Funds


Semi-Annual Report

For the period June 16, 2006 (commencement of investment operations) through September 30, 2006

WisdomTree Total Dividend Fund

WisdomTree High-Yielding Equity Fund

WisdomTree LargeCap Dividend Fund

WisdomTree Dividend Top 100SM Fund

WisdomTree MidCap Dividend Fund

WisdomTree SmallCap Dividend Fund

[LOGO] WISDOMTREE(SM)


--------------------------------------------------------------------------------

WisdomTree Trust
Domestic Equity Funds

Contents

          Letter to Shareholders.............................................. 1

          Management's Discussion of Funds' Performance....................... 2

          Performance Summaries............................................... 4

          Shareholder Expense Examples........................................10

          Schedules of Investments

             WisdomTree Total Dividend Fund...................................11

             WisdomTree High-Yielding Equity Fund.............................20

             WisdomTree LargeCap Dividend Fund................................25

             WisdomTree Dividend Top 100 Fund.................................29

             WisdomTree MidCap Dividend Fund..................................31

             WisdomTree SmallCap Dividend Fund................................37

          Statements of Assets and Liabilities................................46

          Statements of Operations............................................47

          Statements of Changes in Net Assets.................................48

          Financial Highlights................................................49

          Notes to the Financial Statements...................................52

          Frequency Distribution of Discounts & Premiums......................56

          Board Review and Approval of Investment Advisory Contracts..........58

          Family of Funds.....................................................61

"WisdomTree", "WisdomTree Investments", and "Dividend Top 100" are service marks of WisdomTree Investments, Inc. and are licensed for use by the Trust.

Letter to Shareholders

Dear Shareholder:

Thank you for your confidence in our products and the support you have shown. I am excited to provide you with this update on the first six domestic exchange traded funds (ETFs) launched under the WisdomTree Trust.

On June 16, 2006, the WisdomTree Trust listed 20 fundamentally weighted ETFs on the New York Stock Exchange (NYSE). According to the NYSE, this event represented the largest one-day listing by a single issuer in the history of the NYSE. The day also marked an important turning point in the ETF industry. For the first time, a global family of dividend-weighted ETFs offered investors a fundamental alternative to market cap-weighted index funds in every major capitalization segment and across major geographic regions of the developed world.

Both domestic and international equity markets have seen sustained rallies since the WisdomTree ETFs were launched. From June 16, 2006 to September 30, 2006, the Russell 3000 Index, a broad measure of the U.S. stock market, advanced 6.62% on a total return basis. Internationally, the MSCI EAFE Index, which measures the performance of stocks in 21 industrialized equity markets outside the United States and Canada, increased by 9.20% on a total return basis over the same period.(1)

With the launch of 10 pure international sector ETFs on October 13, 2006, the WisdomTree Trust now has 30 ETFs in the market. Within five months, this dividend-based family has attracted more than $1 billion in assets under management - one indication of how quickly these new tools are being adopted by investment advisors, wirehouses and self-directed investors.

On behalf of my colleagues at WisdomTree Asset Management and the Board of Trustees of the WisdomTree Trust, I thank you for your investment in the WisdomTree family of fundamentally weighted ETFs. We look forward to serving you in the future.

Best Regards,


/s/ Jonathan Steinberg

Jonathan Steinberg
President, WisdomTree Trust
CEO, WisdomTree Asset Management, Inc.


(1) Performance information for the Russell 3000 Index assumes the reinvestment of gross dividends and excludes management fees, transaction costs and expenses. Performance information for the MSCI EAFE Index assumes the reinvestment of net dividends and excludes management fees, transaction costs and expenses. You cannot invest directly in an index.


                                      WisdomTree Trust Domestic Equity Funds   1

Management's Discussion of Funds' Performance

The six domestic ETFs introduced by the WisdomTree Trust give investors alternatives to market capitalization-weighted index funds in all major market capitalization segments of the U.S. equity market. All of the WisdomTree domestic ETFs discussed in this report track specific indexes that are derived from the WisdomTree Dividend Index, which measures the performance of dividend-paying companies in the United States. Unlike ETFs that track traditional market capitalization-weighted indexes, the WisdomTree domestic ETFs are designed to track indexes that are weighted based on the dividends that companies pay. For ease of comparison, this report provides index performance data on each ETF's underlying WisdomTree Index and a comparable benchmark index.

Each of the six WisdomTree domestic ETFs had higher cumulative returns than their comparable capitalization-weighted index for the period from their inception on June 16, 2006 to the close of the period on September 30, 2006. The broadest WisdomTree domestic ETF, the WisdomTree Total Dividend Fund ("DTD"), had a cumulative total return of 8.43% from its inception on June 16, 2006 to September 30, 2006. DTD outperformed the Russell 3000 Index by 1.81% over that period. The WisdomTree High-Yielding Equity Fund ("DHS"), which is comprised of higher dividend-yielding stocks selected from the WisdomTree Dividend Index, returned 10.02% for the period, outperforming the Russell 1000 Value Index by 1.42% since the Fund's inception.

The best performing size segment of the WisdomTree Dividend Index for this period was the large-cap portion. The WisdomTree LargeCap Dividend Fund ("DLN") returned 8.92% for the period, surpassing the return of the S&P 500 Index by 1.62%. The WisdomTree MidCap Dividend Fund ("DON") returned 6.45%, surpassing the return of the S&P Mid Cap 400 Index by 4.21% for the period. The WisdomTree SmallCap Dividend Fund ("DES") returned 7.17%, exceeding the return of the Russell 2000 Index by 2.07%. The WisdomTree Dividend Top 100 Fund ("DTN") outperformed the Russell 1000 Value Index by 0.52% for the period, returning 9.12%. Both DTN and DHS, which select stocks based on higher dividend yields, also outperformed a comparable equity income index, the Dow Jones U.S. Select Dividend Index. DTN and DHS returned 9.12% and 10.02%, respectively, while the Dow Jones U.S. Select Dividend Index, returned 6.93%.

Fund performance assumes reinvestment of dividends and capital gain distributions. An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses. In comparison, the Funds' performance is negatively impacted by these



2    WisdomTree Trust Domestic Equity Funds

Management's Discussion of Funds' Performance
(concluded)


deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares that a shareholder would pay on Fund distributions. Past performance is no guarantee of future results. For the most recent month end performance information visit www.wisdomtree.com.

The Dow Jones U.S. Select Dividend Index is an index of 100 stocks selected from the Dow Jones Total Market Index based on high dividend yields and other dividend criteria; the Russell 3000 Index measures the performance of the 3000 largest stocks in the U.S. market by market value; the Russell 2000 Index measures the performance of the smallest 2000 companies in the Russell 3000 Index; the Russell 1000 Value Index measures the performance of Russell 1000 companies with lower price to book ratios and lower forecasted growth values; the S&P 500 Index is the Standards & Poor's composite index of 500 stocks; the S&P MidCap 400 Index is an unmanaged group of 400 domestic stocks chosen for market size, liquidity and industry group representation.


                                      WisdomTree Trust Domestic Equity Funds   3

Performance Summary

WisdomTree Total Dividend Fund

Sector Breakdown*
% of the Fund's Net Assets as of 09/30/06+

   [The following table was depicted as a pie chart in the printed material.]

Financial                                                               33.2%
Consumer Non-Cyclical                                                   20.9%
Industrial                                                               9.6%
Communications                                                           7.7%
Energy                                                                   7.3%
Utilities                                                                6.7%
Consumer Cyclical                                                        5.6%
Technology                                                               4.2%
Basic Materials                                                          4.0%
Diversified                                                              0.0%#
Short-Term Investment                                                    0.6%
Other                                                                    0.2%

*     A sector may comprise several industries.
+ The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.
#     Amount represents less than 0.05%.

Performance Summary

The following performance chart is provided for comparative purposes and represents the period noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the bid and ask for Fund shares as of the close of trading (generally 4:15 p.m.) on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. The gap in time between the calculation of NAV returns and market price returns (4:00 p.m. and 4:15 p.m., respectively) is one factor that contributes to differences between NAV returns and market price returns.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund's performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions.

Performance as of 9/30/06

================================================================================
                                        Cumulative Total Return
--------------------------------------------------------------------------------
                           Net Asset     Market      WisdomTree     Russell 3000
                             Value       Price     Dividend Index       Index
--------------------------------------------------------------------------------
Since Inception(1)           8.43%       8.23%         8.28%            6.62%
--------------------------------------------------------------------------------
(1) Total returns are calculated based on the commencement of trading on the NYSE, June 16, 2006.

Top Five Holdings(2) as of 9/30/06

================================================================================
Description                     Shares         Market Value      % of Net Assets
================================================================================
Bank of America Corp.           37,164         $1,990,876             4.1%
--------------------------------------------------------------------------------
General Electric Co.            54,539          1,925,226             3.9%
--------------------------------------------------------------------------------
Citigroup, Inc.                 37,712          1,873,156             3.8%
--------------------------------------------------------------------------------
Exxon Mobil Corp.               23,375          1,568,464             3.2%
--------------------------------------------------------------------------------
Pfizer, Inc.                    51,592          1,463,150             3.0%
--------------------------------------------------------------------------------
(2) The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.

Comparison of Change in Value of a $10,000 Investment

Based on Net Asset Value as of 9/30/06

   [The following table was depicted as a line chart in the printed material.]

                  $10,841 WisdomTree               $10,662 Russell
                 Total Dividend Fund                  3000 Index
--------------------------------------------------------------------------------
6/16/06                 10,000                          10,000
6/23/06                  9,940                           9,954
6/30/06                 10,176                          10,189
7/7/06                  10,207                          10,132
7/14/06                 10,004                           9,865
7/21/06                 10,110                           9,869
7/28/06                 10,431                          10,189
8/4/06                  10,472                          10,210
8/11/06                 10,339                          10,081
8/18/06                 10,578                          10,382
8/25/06                 10,535                          10,315
9/1/06                  10,666                          10,479
9/8/06                  10,590                          10,373
9/15/06                 10,726                          10,559
9/22/06                 10,712                          10,502
9/30/06                 10,841                          10,662

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.


4   WisdomTree Trust Domestic Equity Funds

Performance Summary

WisdomTree High-Yielding Equity Fund

Sector Breakdown*
% of the Fund's Net Assets as of 09/30/06+

   [The following table was depicted as a pie chart in the printed material.]

Financial                                                                43.0%
Consumer Non-Cyclical                                                    21.0%
Utilities                                                                10.4%
Communications                                                            9.2%
Industrial                                                                6.8%
Basic Materials                                                           4.2%
Energy                                                                    3.3%
Consumer Cyclical                                                         1.2%
Technology                                                                0.2%
Short-Term Investment                                                     0.5%
Other                                                                     0.2%

*     A sector may comprise several industries.
+ The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.

Performance Summary

The following performance chart is provided for comparative purposes and represents the period noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the bid and ask for Fund shares as of the close of trading (generally 4:15 p.m.) on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. The gap in time between the calculation of NAV returns and market price returns (4:00 p.m. and 4:15 p.m., respectively) is one factor that contributes to differences between NAV returns and market price returns.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund's performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions.

Performance as of 9/30/06

================================================================================
                                        Cumulative Total Return
--------------------------------------------------------------------------------
                                                      WisdomTree
                        Net Asset      Market       High-Yielding   Russell 1000
                          Value        Price         Equity Index    Value Index
--------------------------------------------------------------------------------
Since Inception(1)        10.02%       10.08%           10.07%          8.60%
--------------------------------------------------------------------------------
(1) Total returns are calculated based on the commencement of trading on the NYSE, June 16, 2006.

Top Five Holdings(2) as of 9/30/06
================================================================================
Description                     Shares        Market Value      % of Net Assets
================================================================================
Bank of America Corp.           73,139         $3,918,057             6.8%
--------------------------------------------------------------------------------
General Electric Co.           107,371          3,790,197             6.6%
--------------------------------------------------------------------------------
Citigroup, Inc.                 74,208          3,685,912             6.4%
--------------------------------------------------------------------------------
Pfizer, Inc.                   101,549          2,879,929             5.0%
--------------------------------------------------------------------------------
Altria Group, Inc.              33,779          2,585,782             4.5%
--------------------------------------------------------------------------------
(2) The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.

Comparison of Change in Value of a $10,000 Investment

Based on Net Asset Value as of 9/30/06

   [The following table was depicted as a line chart in the printed material.]

                  $11,001 WisdomTree               $10,860 Russell
               High-Yielding Equity Fund           1000 Value Index
--------------------------------------------------------------------------------
6/16/06                 10,000                          10,000
6/23/06                  9,918                           9,956
6/30/06                 10,158                          10,224
7/7/06                  10,252                          10,262
7/14/06                 10,071                          10,073
7/21/06                 10,258                          10,138
7/28/06                 10,605                          10,484
8/4/06                  10,646                          10,525
8/11/06                 10,488                          10,421
8/18/06                 10,725                          10,629
8/25/06                 10,703                          10,608
9/1/06                  10,827                          10,700
9/8/06                  10,777                          10,604
9/15/06                 10,911                          10,707
9/22/06                 10,927                          10,704
9/30/06                 11,001                          10,860

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.


                                     WisdomTree Trust Domestic Equity Funds    5

Performance Summary

WisdomTree LargeCap Dividend Fund

Sector Breakdown*
% of the Fund's Net Assets as of 09/30/06+

   [The following table was depicted as a pie chart in the printed material.]

Financial                                                                30.0%
Consumer Non-Cyclical                                                    23.3%
Industrial                                                               10.1%
Communications                                                            8.6%
Energy                                                                    8.4%
Utilities                                                                 5.7%
Technology                                                                4.9%
Consumer Cyclical                                                         4.8%
Basic Materials                                                           3.7%
Short-Term Investment                                                     0.1%
Other                                                                     0.4%

*     A sector may comprise several industries.
+ The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.

Performance Summary

The following performance chart is provided for comparative purposes and represents the period noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the bid and ask for Fund shares as of the close of trading (generally 4:15 p.m.) on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. The gap in time between the calculation of NAV returns and market price returns (4:00 p.m. and 4:15 p.m., respectively) is one factor that contributes to differences between NAV returns and market price returns.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund's performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions.

Performance as of 9/30/06

================================================================================
                                        Cumulative Total Return
--------------------------------------------------------------------------------
                         Net Asset      Market    WisdomTree LargeCap   S&P 500
                           Value        Price      Dividend Index        Index
--------------------------------------------------------------------------------
Since Inception(1)         8.92%        8.74%           8.71%            7.30%
--------------------------------------------------------------------------------
(1) Total returns are calculated based on the commencement of trading on the NYSE, June 16, 2006.

Top Five Holdings(2) as of 9/30/06
================================================================================
Description                   Shares         Market Value      % of Net Assets
================================================================================
Bank of America Corp.         94,551         $5,065,096                4.9%
--------------------------------------------------------------------------------
General Electric Co.         138,794          4,899,429                4.7%
--------------------------------------------------------------------------------
Citigroup, Inc.               95,927          4,764,693                4.6%
--------------------------------------------------------------------------------
Exxon Mobil Corp.             59,477          3,990,908                3.8%
--------------------------------------------------------------------------------
Pfizer, Inc.                 131,271          3,722,846                3.6%
--------------------------------------------------------------------------------
(2) The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.

Comparison of Change in Value of a $10,000 Investment

Based on Net Asset Value as of 9/30/06

   [The following table was depicted as a line chart in the printed material.]

                   $10,892 WisdomTree                $10,729 S&P
                 LargeCap Dividend Fund               500 Index
--------------------------------------------------------------------------------
6/16/06                 10,000                          10,000
6/23/06                  9,939                           9,946
6/30/06                 10,164                          10,154
7/7/06                  10,210                          10,121
7/14/06                 10,015                           9,889
7/21/06                 10,139                           9,923
7/28/06                 10,472                          10,232
8/4/06                  10,502                          10,243
8/11/06                 10,390                          10,149
8/18/06                 10,621                          10,439
8/25/06                 10,598                          10,383
9/1/06                  10,712                          10,518
9/8/06                  10,636                          10,423
9/15/06                 10,753                          10,596
9/22/06                 10,754                          10,558
9/30/06                 10,892                          10,729

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.


6  WisdomTree Trust Domestic Equity Funds

Performance Summary

WisdomTree Dividend Top 100 Fund

Sector Breakdown*
% of the Fund's Net Assets as of 09/30/06+

   [The following table was depicted as a pie chart in the printed material.]

Financial                                                               36.6%
Utilities                                                               21.5%
Consumer Non-Cyclical                                                   16.4%
Basic Materials                                                          8.6%
Communications                                                           7.0%
Consumer Cyclical                                                        3.5%
Industrial                                                               2.7%
Energy                                                                   2.1%
Technology                                                               0.8%
Short-Term Investment                                                    0.6%
Other                                                                    0.2%

*     A sector may comprise several industries.
+ The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.

Performance Summary

The following performance chart is provided for comparative purposes and represents the period noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the bid and ask for Fund shares as of the close of trading (generally 4:15 p.m.) on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. The gap in time between the calculation of NAV returns and market price returns (4:00 p.m. and 4:15 p.m., respectively) is one factor that contributes to differences between NAV returns and market price returns.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund's performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions.

Performance as of 9/30/06

================================================================================
                                        Cumulative Total Return
--------------------------------------------------------------------------------
                                                                     Dow Jones
                       Net Asset    Market   WisdomTree Dividend    U.S. Select
                         Value      Price       Top 100 Index     Dividend Index
--------------------------------------------------------------------------------
Since Inception(1)       9.12%      9.15%          8.42%               6.93%
--------------------------------------------------------------------------------
(1) Total returns are calculated based on the commencement of trading on the NYSE, June 16, 2006.

Top Five Holdings(2) as of 9/30/06
================================================================================
Description                     Shares         Market Value      % of Net Assets
--------------------------------------------------------------------------------
Southern Copper Corp.           12,431         $1,149,868                3.8%
--------------------------------------------------------------------------------
General Motors Corp.            18,010            599,012                2.0%
--------------------------------------------------------------------------------
Lincoln National Corp.           8,853            549,593                1.8%
--------------------------------------------------------------------------------
AT&T, Inc.                      14,674            477,785                1.6%
--------------------------------------------------------------------------------
Progress Energy, Inc.           10,069            456,930                1.5%
--------------------------------------------------------------------------------
(2) The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.
Comparison of Change in Value of a $10,000 Investment

Based on Net Asset Value as of 9/30/06

   [The following table was depicted as a line chart in the printed material.]

                 $10,912 WisdomTree               $10,693 Dow Jones
                Dividend Top 100 Fund        U.S. Select Dividend Index
--------------------------------------------------------------------------------
6/16/06                 10,000                          10,000
6/23/06                  9,904                           9,898
6/30/06                 10,182                          10,112
7/7/06                  10,221                          10,131
7/14/06                 10,076                          10,007
7/21/06                 10,229                          10,182
7/28/06                 10,556                          10,467
8/4/06                  10,564                          10,506
8/11/06                 10,410                          10,375
8/18/06                 10,606                          10,558
8/25/06                 10,587                          10,469
9/1/06                  10,735                          10,597
9/8/06                  10,724                          10,519
9/15/06                 10,806                          10,643
9/22/06                 10,786                          10,707
9/30/06                 10,912                          10,693

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.


                                      WisdomTree Trust Domestic Equity Funds   7

Performance Summary

WisdomTree MidCap Dividend Fund

Sector Breakdown*
% of the Fund's Net Assets as of 09/30/06+

   [The following table was depicted as a pie chart in the printed material.]

Financial                                                               46.2%
Utilities                                                               13.0%
Consumer Non-Cyclical                                                   10.1%
Consumer Cyclical                                                        9.0%
Industrial                                                               8.2%
Basic Materials                                                          6.7%
Communications                                                           2.4%
Energy                                                                   2.2%
Technology                                                               1.0%
Diversified                                                              0.1%
Short-Term Investment                                                    0.8%
Other                                                                    0.3%

*     A sector may comprise several industries.
+ The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.

Performance Summary

The following performance chart is provided for comparative purposes and represents the period noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the bid and ask for Fund shares as of the close of trading (generally 4:15 p.m.) on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. The gap in time between the calculation of NAV returns and market price returns (4:00 p.m. and 4:15 p.m., respectively) is one factor that contributes to differences between NAV returns and market price returns.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund's performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions.

Performance as of 9/30/06

================================================================================
                                       Cumulative Total Return
--------------------------------------------------------------------------------
                      Net Asset    Market     WisdomTree MidCap      S&P 400
                        Value      Price       Dividend Index     MidCap Index
--------------------------------------------------------------------------------
Since Inception(1)      6.45%       4.13%          6.67%              2.24%
--------------------------------------------------------------------------------
(1) Total returns are calculated based on the commencement of trading on the NYSE, June 16, 2006.

Top Five Holdings(2) as of 9/30/06
================================================================================
Description                           Shares     Market Value    % of Net Assets
================================================================================
UST, Inc.                              5,162       $283,032              1.5%
--------------------------------------------------------------------------------
American Capital Strategies Ltd.       6,739        265,988              1.4%
--------------------------------------------------------------------------------
iStar Financial, Inc.                  5,289        220,551              1.2%
--------------------------------------------------------------------------------
DTE Energy Co.                         5,310        220,419              1.2%
--------------------------------------------------------------------------------
CapitalSource, Inc.                    7,879        203,436              1.1%
--------------------------------------------------------------------------------
(2) The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.

Comparison of Change in Value of a $10,000 Investment

Based on Net Asset Value as of 9/30/06

   [The following table was depicted as a line chart in the printed material.]

                 $10,645 WisdomTree                $10,224 S&P 400
                MidCap Dividend Fund                 MidCap Index
--------------------------------------------------------------------------------
6/16/06                 10,000                          10,000
6/23/06                  9,932                          10,013
6/30/06                 10,206                          10,336
7/7/06                  10,188                          10,183
7/14/06                  9,974                           9,837
7/21/06                  9,992                           9,638
7/28/06                 10,259                          10,021
8/4/06                  10,363                          10,051
8/11/06                 10,147                           9,812
8/18/06                 10,411                          10,160
8/25/06                 10,299                           9,958
9/1/06                  10,493                          10,205
9/8/06                  10,418                          10,016
9/15/06                 10,616                          10,186
9/22/06                 10,548                          10,065
9/30/06                 10,645                          10,224

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.


8   WisdomTree Trust Domestic Equity Funds

Performance Summary

WisdomTree SmallCap Dividend Fund

Sector Breakdown*

% of the Fund's Net Assets as of 09/30/06+

   [The following table was depicted as a pie chart in the printed material.]

Financial                                                               57.8%
Consumer Non-Cyclical                                                    7.9%
Utilities                                                                7.6%
Consumer Cyclical                                                        7.6%
Industrial                                                               6.0%
Communications                                                           5.8%
Basic Materials                                                          4.4%
Energy                                                                   0.8%
Technology                                                               0.7%
Diversified                                                              0.0%#
Short-Term Investment                                                    0.8%
Other                                                                    0.6%

*     A sector may comprise several industries.
+ The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.
#     Amount represents less than 0.05%.

Performance Summary

The following performance chart is provided for comparative purposes and represents the period noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the bid and ask for Fund shares as of the close of trading (generally 4:15 p.m.) on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. The gap in time between the calculation of NAV returns and market price returns (4:00 p.m. and 4:15 p.m., respectively) is one factor that contributes to differences between NAV returns and market price returns.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund's performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions.

Performance as of 9/30/06

================================================================================
                                           Cumulative Total Return
--------------------------------------------------------------------------------
                      Net Asset   Market    WisdomTree SmallCap    Russell 2000
                        Value     Price       Dividend Index           Index
--------------------------------------------------------------------------------
Since Inception(1)      7.17%      7.19%           7.42%             5.10%
--------------------------------------------------------------------------------
(1) Total returns are calculated based on the commencement of trading on the NYSE, June 16, 2006.

Top Five Holdings(2) as of 9/30/06
================================================================================
Description                           Shares    Market Value     % of Net Assets
--------------------------------------------------------------------------------
American Home Mortgage
  Investment Corp.                    12,571      $438,350            1.5%
--------------------------------------------------------------------------------
Apollo Investment Corp.               17,290       354,618            1.2%
--------------------------------------------------------------------------------
NovaStar Financial, Inc.              11,842       345,668            1.2%
--------------------------------------------------------------------------------
Saxon Capital, Inc.                   20,862       292,902            1.0%
--------------------------------------------------------------------------------
American Financial Realty Trust       26,082       291,075            1.0%
--------------------------------------------------------------------------------
(2) The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.

Comparison of Change in Value of a $10,000 Investment

Based on Net Asset Value as of 9/30/06

   [The following table was depicted as a line chart in the printed material.]

                  $10,716 WisdomTree               $10,509 Russell
                SmallCap Dividend Fund                2000 Index
--------------------------------------------------------------------------------
6/16/06                 10,000                          10,000
6/23/06                  9,938                           9,958
6/30/06                 10,325                          10,463
7/7/06                  10,228                          10,243
7/14/06                  9,996                           9,839
7/21/06                 10,027                           9,706
7/28/06                 10,351                          10,115
8/4/06                  10,377                          10,134
8/11/06                 10,118                           9,816
8/18/06                 10,433                          10,290
8/25/06                 10,285                          10,111
9/1/06                  10,528                          10,438
9/8/06                  10,427                          10,251
9/15/06                 10,745                          10,555
9/22/06                 10,646                          10,402
9/30/06                 10,716                          10,509

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.


                                      WisdomTree Trust Domestic Equity Funds   9

Shareholder Expense Examples (unaudited)

As a shareholder of a WisdomTree Fund, you incur two types of costs: (1) transaction costs, such as brokerage commissions on purchases and sales of your Fund shares and (2) ongoing Fund costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 16, 2006* to September 30, 2006.

Actual expenses

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled "Expenses Paid During Period 06/16/06* to 09/30/06" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

====================================================================================================================================
                                                                                                                     Expenses Paid
                                                                                       Beginning      Ending      During the Period+
                                                                                     Account Value Account Value     06/16/06* to
                                                                                       06/16/06*     09/30/06          09/30/06
------------------------------------------------------------------------------------------------------------------------------------
 WisdomTree Total Dividend Fund            Actual                                      $1,000.00     $1,084.26           $0.86
                                           Hypothetical (5% return before expenses)    $1,000.00     $1,013.84           $0.83
------------------------------------------------------------------------------------------------------------------------------------
 WisdomTree High-Yielding Equity Fund      Actual                                      $1,000.00     $1,100.18           $1.17
                                           Hypothetical (5% return before expenses)    $1,000.00     $1,013.54           $1.12
------------------------------------------------------------------------------------------------------------------------------------
 WisdomTree LargeCap Dividend Fund         Actual                                      $1,000.00     $1,089.19           $0.86
                                           Hypothetical (5% return before expenses)    $1,000.00     $1,013.84           $0.83
------------------------------------------------------------------------------------------------------------------------------------
 WisdomTree Dividend Top 100 Fund          Actual                                      $1,000.00     $1,091.18           $1.16
                                           Hypothetical (5% return before expenses)    $1,000.00     $1,013.54           $1.12
------------------------------------------------------------------------------------------------------------------------------------
 WisdomTree MidCap Dividend Fund           Actual                                      $1,000.00     $1,064.53           $1.15
                                           Hypothetical (5% return before expenses)    $1,000.00     $1,013.54           $1.12
------------------------------------------------------------------------------------------------------------------------------------
 WisdomTree SmallCap Dividend Fund         Actual                                      $1,000.00     $1,071.66           $1.15
                                           Hypothetical (5% return before expenses)    $1,000.00     $1,013.54           $1.12
------------------------------------------------------------------------------------------------------------------------------------

* Commencement of investment operations.
+ Expenses are calculated using each Fund's annualized expense ratio, multiplied by the average account value for the period, multiplied by 107/365 (to reflect the fiscal period).


10  WisdomTree Trust Domestic Equity Funds

Schedule of Investments (unaudited)

WisdomTree Total Dividend Fund
September 30, 2006

================================================================================
Investments                                       Shares            U.S. $ Value
--------------------------------------------------------------------------------
COMMON STOCKS--99.3%
Consumer Discretionary--6.1%
Abercrombie & Fitch Co. Class A                      198              $  13,757
Advance Auto Parts, Inc.                             306                 10,080
American Eagle Outfitters, Inc.                      360                 15,779
Barnes & Noble, Inc.                                 306                 11,610
Beazer Homes USA, Inc.                               252                  9,838
Belo Corp. Class A                                   666                 10,529
Best Buy Co., Inc.                                   504                 26,994
Black & Decker Corp. (The)                           234                 18,568
BorgWarner Inc.                                      180                 10,291
Boyd Gaming Corp.                                    270                 10,379
Brinker International, Inc.                          306                 12,268
Brunswick Corp.                                      324                 10,106
CBS Corp. Class A                                    432                 12,191
CBS Corp. Class B                                  3,410                 96,060
Centex Corp.                                         252                 13,260
Choice Hotels International, Inc.                    216                  8,834
Circuit City Stores, Inc.                            396                  9,944
Citadel Broadcasting Corp.                         1,314                 12,352
Claire's Stores, Inc.                                432                 12,597
Clear Channel Communications, Inc.                 2,420                 69,817
D.R. Horton, Inc.                                    666                 15,951
Darden Restaurants, Inc.                             324                 13,760
Dillard's Inc. Class A                               396                 12,961
Dollar General Corp.                                 756                 10,304
Dow Jones & Co., Inc.                                342                 11,471
E.W. Scripps Co. (The) Class A                       378                 18,118
Eastman Kodak Co.                                    900                 20,160
Family Dollar Stores, Inc.                           468                 13,684
Federated Department Stores, Inc.                  1,386                 59,889
Foot Locker, Inc.                                    468                 11,817
Fortune Brands, Inc.                                 468                 35,151
Gannett Co., Inc.                                    828                 47,055
Gap, Inc. (The)                                    2,636                 49,952
General Motors Corp.                               4,796                159,515
Gentex Corp.                                         792                 11,254
Genuine Parts Co.                                    954                 41,146
H&R Block, Inc.                                    1,368                 29,740
Harley-Davidson, Inc.                                666                 41,792
Harrah's Entertainment, Inc.                         612                 40,655
Harte-Hanks, Inc.                                    432                 11,383
Hasbro, Inc.                                         720                 16,380
Hilton Hotels Corp.                                  432                 12,031
Home Depot, Inc. (The)                             5,434                197,090
International Game Technology                        846                 35,109
International Speedway Corp. Class A                 234                 11,663
J.C. Penney Co., Inc.                                486                 33,238
John Wiley & Sons, Inc. Class A                      324                 11,667
Johnson Controls, Inc.                               504                 36,157
Jones Apparel Group, Inc.                            342                 11,094
KB Home                                              252                 11,038
Leggett & Platt, Inc.                                864                 21,626
Lennar Corp. Class A                                 401                 18,145
Limited Brands, Inc.                               1,746                 46,252
Liz Claiborne, Inc.                                  306                 12,090
Lowe's Cos., Inc.                                  1,044                 29,295
Marriott International Inc. Class A                  432                 16,692
Mattel, Inc.                                       1,926                 37,942
McClatchy Co. Class A                                397                 16,749
McDonald's Corp.                                   4,418                172,832
McGraw-Hill Cos., Inc. (The)                         828                 48,049
MDC Holdings, Inc.                                   216                 10,033
Men's Wearhouse, Inc. (The)                          342                 12,726
Meredith Corp.                                       234                 11,543
Michaels Stores, Inc.                                288                 12,540
New York Times Co. (The) Class A (a)                 666                 15,305
Newell Rubbermaid, Inc.                            1,656                 46,898
News Corp. Class A                                 2,852                 56,042
News Corp. Class B                                 1,062                 21,920
NIKE, Inc. Class B                                   504                 44,160
Nordstrom, Inc.                                      504                 21,319
OfficeMax, Inc.                                      270                 11,000
Omnicom Group, Inc.                                  378                 35,381
OSI Restaurant Partners, Inc.                        306                  9,703
PetSmart, Inc.                                       414                 11,489
Polaris Industries, Inc.                             252                 10,370
Polo Ralph Lauren Corp.                              198                 12,809
Pool Corp.                                           270                 10,395
Pulte Homes, Inc.                                    414                 13,190
RadioShack Corp.                                     756                 14,591
Regal Entertainment Group Class A                    738                 14,627
Ross Stores, Inc.                                    414                 10,520
Ryland Group, Inc. (The)                             270                 11,667
Service Corp. International                        1,404                 13,113
ServiceMaster Co. (The)                            1,764                 19,774
Sherwin-Williams Co. (The)                           486                 27,109
Snap-On, Inc.                                        288                 12,830
Standard-Pacific Corp.                               450                 10,575
Stanley Works (The)                                  342                 17,049
Staples, Inc.                                      1,134                 27,590
Station Casinos, Inc.                                162                  9,368
Target Corp.                                       1,224                 67,626
Thor Industries, Inc.                                252                 10,375
Tiffany & Co.                                        546                 18,127
Time Warner, Inc.                                  9,536                173,841

                       See Notes to Financial Statements.


                                      WisdomTree Trust Domestic Equity Funds  11

WisdomTree Total Dividend Fund
September 30, 2006

================================================================================
Investments                                       Shares            U.S. $ Value
--------------------------------------------------------------------------------
TJX Cos., Inc. (The)                                 792            $    22,200
Tribune Co.                                        1,440                 47,117
United Auto Group, Inc.                              540                 12,636
VF Corp.                                             396                 28,888
Walt Disney Co. (The)                              3,374                104,290
Warner Music Group Corp.                             630                 16,349
Weight Watchers International, Inc.                  270                 11,972
Wendy's International, Inc.                          216                 14,472
Whirlpool Corp.                                      252                 21,196
Yum! Brands, Inc.                                    468                 24,359
                                                                    ------------
Total Consumer Discretionary                                          2,975,235
--------------------------------------------------------------------------------
Consumer Staples--11.6%
Alberto-Culver Co.                                   234                 11,838
Altria Group, Inc.                                17,141              1,312,143
Anheuser-Busch Cos., Inc.                          3,536                167,995
Archer-Daniels-Midland Co.                         1,404                 53,184
Avon Products, Inc.                                1,818                 55,740
Brown-Forman Corp. Class A                           144                 11,141
Brown-Forman Corp. Class B                           162                 12,417
Campbell Soup Co.                                  1,638                 59,787
Church & Dwight Co., Inc.                            306                 11,968
Clorox Co. (The)                                     522                 32,886
Coca-Cola Co. (The)                               12,712                567,972
Coca-Cola Enterprises, Inc.                        1,008                 20,997
Colgate-Palmolive Co.                              2,096                130,162
ConAgra Foods, Inc.                                3,158                 77,308
Corn Products International, Inc.                    450                 14,643
Costco Wholesale Corp.                               720                 35,770
CVS Corp.                                            756                 24,283
Del Monte Foods Co.                                  972                 10,157
Estee Lauder Cos., Inc. (The) Class A                457                 18,431
Flowers Foods, Inc.                                  378                 10,161
General Mills, Inc.                                1,728                 97,805
H.J. Heinz Co. Ltd.                                1,908                 80,002
Hershey Co. (The)                                    594                 31,749
Hormel Foods Corp.                                   414                 14,896
J.M. Smucker Co. (The)                               288                 13,810
Kellogg Co.                                        1,836                 90,919
Kimberly-Clark Corp.                               2,816                184,054
Kraft Foods, Inc. Class A                          2,672                 95,284
Kroger Co. (The)                                   1,674                 38,736
Loews Corp.                                          540                 29,911
Longs Drug Stores Corp.                              252                 11,595
McCormick & Co., Inc.                                450                 17,091
Molson Coors Brewing Co. Class B                     216                 14,882
Pepsi Bottling Group, Inc.                           612                 21,726
PepsiAmericas, Inc.                                  522                 11,139
PepsiCo, Inc.                                      5,398                352,273
Pilgrim's Pride Corp.                                432                 11,815
Procter & Gamble Co.                              12,901                799,603
Reynolds American, Inc.                            2,528                156,660
Safeway, Inc.                                        648                 19,667
Sara Lee Corp.                                     6,064                 97,448
Seaboard Corp.                                        18                 21,690
Supervalu, Inc.                                      864                 25,618
Sysco Corp.                                        2,366                 79,143
Tyson Foods, Inc. Class A                          1,162                 18,453
UST, Inc.                                          1,602                 87,838
Vector Group Ltd.                                    793                 12,862
Walgreen Co.                                       1,116                 49,539
Wal-Mart Stores, Inc.                             10,792                532,261
Whole Foods Market, Inc.                             216                 12,837
Wm. Wrigley Jr. Co.                                  846                 38,967
                                                                    ------------
Total Consumer Staples                                                5,709,256
--------------------------------------------------------------------------------
Energy--7.2%
Anadarko Petroleum Corp.                             594                 26,035
Apache Corp.                                         360                 22,752
Arch Coal, Inc.                                      270                  7,806
Baker Hughes, Inc.                                   468                 31,918
BJ Services Co.                                      342                 10,304
Chesapeake Energy Corp.                              432                 12,519
Chevron Corp.                                     12,613                818,079
ConocoPhillips                                     6,208                369,562
Consol Energy, Inc.                                  288                  9,138
Devon Energy Corp.                                   576                 36,374
Diamond Offshore Drilling, Inc.                      144                 10,421
El Paso Corp.                                      1,584                 21,606
ENSCO International, Inc.                            252                 11,045
EOG Resources, Inc.                                  288                 18,734
Exxon Mobil Corp.                                 23,375              1,568,464
Halliburton Co.                                    1,512                 43,016
Hess Corp.                                           414                 17,148
Kinder Morgan, Inc.                                  900                 94,365
Marathon Oil Corp.                                 1,152                 88,589
Murphy Oil Corp.                                     306                 14,550
Noble Energy, Inc.                                   270                 12,309
Occidental Petroleum Corp.                         2,420                116,426
Patterson-UTI Energy, Inc.                           414                  9,837
Peabody Energy Corp.                                 402                 14,786
Pioneer Natural Resources Co.                        288                 11,267
Smith International, Inc.                            306                 11,873
Sunoco, Inc.                                         306                 19,030
Tesoro Corp.                                         180                 10,436
Valero Energy Corp.                                  450                 23,162
Williams Cos., Inc. (The)                          1,512                 36,091
XTO Energy, Inc.                                     468                 19,717
                                                                    ------------
Total Energy                                                          3,517,359
--------------------------------------------------------------------------------
                       See Notes to Financial Statements.


12  WisdomTree Trust Domestic Equity Funds

WisdomTree Total Dividend Fund
September 30, 2006

================================================================================
Investments                                       Shares            U.S. $ Value
--------------------------------------------------------------------------------
Financials--33.4%
21st Century Insurance Group                         774            $    11,571
Advance America Cash Advance Centers, Inc.           756                 10,902
Advanta Corp. Class B                                306                 11,291
Aflac, Inc.                                        1,044                 47,773
AG Edwards, Inc.                                     342                 18,222
Alabama National Bancorp.                            162                 11,057
Alexandria Real Estate Equities, Inc.                126                 11,819
Alfa Corp.                                           702                 12,124
Allstate Corp. (The)                               3,140                196,972
AMB Property Corp.                                   522                 28,767
AMBAC Financial Group, Inc.                          225                 18,619
American Capital Strategies Ltd. (a)               2,096                 82,729
American Express Co.                               2,042                114,515
American Financial Group, Inc.                       270                 12,671
American Financial Realty Trust                    2,168                 24,195
American Home Mortgage Investment Corp.            1,044                 36,404
American International Group, Inc.                 4,256                282,004
American National Insurance Co.                      126                 14,603
Ameriprise Financial, Inc.                           432                 20,261
AmerUs Group Co.                                     198                 13,466
AmSouth Bancorp.                                   2,402                 69,754
Annaly Mortgage Management, Inc.                     882                 11,589
Anthracite Capital, Inc.                           1,062                 13,657
AON Corp.                                            828                 28,044
Apartment Investment & Management Co. Class A        882                 47,990
Apollo Investment Corp.                            1,440                 29,534
Archstone-Smith Trust                              1,368                 74,474
Arthur J. Gallagher & Co.                            738                 19,682
Associated Banc-Corp                                 774                 25,155
Assurant, Inc.                                       234                 12,498
Astoria Financial Corp.                              576                 17,752
AvalonBay Communities, Inc.                          378                 45,511
BancorpSouth, Inc.                                   450                 12,492
Bank of America Corp.                             37,164              1,990,876
Bank of Hawaii Corp.                                 252                 12,136
Bank of New York Co., Inc. (The)                   3,248                114,524
BankUnited Financial Corp. Class A                   360                  9,385
BB&T Corp.                                         3,824                167,415
Bear, Stearns & Co., Inc.                            180                 25,218
BioMed Realty Trust, Inc.                            396                 12,015
BlackRock, Inc. Class A                               90                 13,410
BOK Financial Corp.                                  234                 12,308
Boston Private Financial Holdings, Inc.              378                 10,539
Boston Properties, Inc.                              594                 61,384
Brandywine Realty Trust                              864                 28,123
BRE Properties, Inc. Class A                         342                 20,428
Brown & Brown, Inc.                                  597                 18,244
Camden Property Trust                                342                 25,995
Capital One Financial Corp.                          232                 18,249
CapitalSource, Inc.                                2,438                 62,949
Capitol Federal Financial                            828                 29,444
Cathay General Bancorp                               306                 11,047
CBL & Associates Properties, Inc.                    486                 20,368
Central Pacific Financial Corp.                      288                 10,535
Charles Schwab Corp. (The)                         1,350                 24,165
Chicago Mercantile Exchange Holdings, Inc.            36                 17,217
Chittenden Corp.                                     414                 11,878
Chubb Corp. (The)                                  1,566                 81,369
Cincinnati Financial Corp.                           990                 47,579
CIT Group, Inc.                                      540                 26,260
Citigroup, Inc.                                   37,712              1,873,156
Citizens Banking Corp.                               414                 10,872
City National Corp.                                  180                 12,071
Colonial BancGroup, Inc. (The)                       756                 18,522
Colonial Properties Trust                            432                 20,654
Comerica, Inc.                                     1,206                 68,646
Commerce Bancorp, Inc.                               432                 15,859
Commerce Bancshares, Inc.                            234                 11,833
Commerce Group, Inc.                                 396                 11,900
Compass Bancshares, Inc.                             702                 40,000
Corporate Office Properties Trust                    270                 12,085
Corus Bankshares, Inc.                               414                  9,257
Countrywide Financial Corp.                        1,782                 62,441
Cousins Properties, Inc.                             396                 13,547
Crescent Real Estate Equities Co.                  1,314                 28,658
Cullen/Frost Bankers, Inc.                           216                 12,489
CVB Financial Corp.                                  702                 10,369
Delphi Financial Group, Inc. Class A                 324                 12,921
Developers Diversified Realty Corp.                  846                 47,173
DiamondRock Hospitality Co.                          738                 12,258
Downey Financial Corp.                               162                 10,779
Duke Realty Corp.                                  1,206                 45,044
East West Bancorp, Inc.                              288                 11,408
EastGroup Properties, Inc.                           252                 12,565
Eaton Vance Corp.                                    432                 12,468
Entertainment Properties Trust                       306                 15,092
Equity Lifestyle Properties, Inc.                    252                 11,519
Equity Office Properties Trust                     2,636                104,807
Equity One, Inc.                                     666                 15,964
Equity Residential                                 1,988                100,553
Erie Indemnity Co. Class A                           288                 15,083
Essex Property Trust, Inc.                           126                 15,296
Federal Realty Investment Trust                      288                 21,398
Federated Investors Inc. Class B                     342                 11,563
FelCor Lodging Trust, Inc.                           540                 10,827

                       See Notes to Financial Statements.


                                      WisdomTree Trust Domestic Equity Funds  13

WisdomTree Total Dividend Fund
September 30, 2006

================================================================================
Investments                                       Shares            U.S. $ Value
--------------------------------------------------------------------------------
Fidelity National Financial, Inc.                    882            $    36,735
Fidelity National Title Group, Inc. Class A          540                 11,318
Fieldstone Investment Corp.                        1,440                 12,571
Fifth Third Bancorp                                3,878                147,674
First American Corp.                                 324                 13,718
First Citizens BancShares, Inc. Class A               54                 10,319
First Community Bancorp                              198                 11,078
First Horizon National Corp.                         972                 36,946
First Industrial Realty Trust, Inc.                  522                 22,968
First Marblehead Corp. (The)                         252                 17,454
First Midwest Bancorp, Inc.                          306                 11,594
First Niagara Financial Group, Inc.                  792                 11,547
First Republic Bank                                  252                 10,725
FirstMerit Corp.                                     648                 15,014
Flagstar Bancorp, Inc.                               702                 10,214
Forest City Enterprises, Inc. Class A                252                 13,684
Forest City Enterprises, Inc. Class B                252                 13,638
Franklin Resources, Inc.                             234                 24,746
Franklin Street Properties Corp.                     630                 12,512
Freddie Mac                                        3,842                254,840
Fremont General Corp.                                558                  7,806
Friedman, Billings, Ramsey Group, Inc.
  Class A (a)                                      2,474                 19,866
Frontier Financial Corp.                             486                 12,607
Fulton Financial Corp.                             1,062                 17,194
GAMCO Investors, Inc. Class A                        306                 11,646
General Growth Properties, Inc.                    1,440                 68,616
Genworth Financial, Inc. Class A                     738                 25,837
Glimcher Realty Trust                                450                 11,151
Global Signal, Inc.                                  522                 26,403
Golden West Financial Corp.                          252                 19,467
Goldman Sachs Group, Inc.                            390                 65,976
Greater Bay Bancorp                                  378                 10,663
Greenhill & Co., Inc.                                198                 13,270
Hancock Holding Co.                                  198                 10,603
Hartford Financial Services Group, Inc. (The)      1,098                 95,252
HCC Insurance Holdings, Inc.                         378                 12,429
Health Care Property Investors, Inc.               1,476                 45,830
Health Care REIT, Inc.                               684                 27,367
Healthcare Realty Trust, Inc.                        594                 22,816
Heritage Property Investment Trust, Inc.             450                 16,407
Highwoods Properties, Inc.                           486                 18,084
Hilb Rogal & Hobbs Co.                               288                 12,283
Home Properties, Inc.                                288                 16,462
Hospitality Properties Trust                         864                 40,781
Host Hotels & Resorts, Inc.                        1,818                 41,687
HRPT Properties Trust                              2,708                 32,361
Hudson City Bancorp, Inc.                          2,384                 31,588
Huntington Bancshares, Inc.                        1,854                 44,366
IMPAC Mortgage Holdings, Inc. (a)                  1,422                 13,324
IndyMac Bancorp, Inc.                                504                 20,745
Inland Real Estate Corp.                             402                  7,043
International Bancshares Corp.                       378                 11,219
International Securities Exchange, Inc.              306                 14,348
Investors Financial Services Corp.                   252                 10,856
iStar Financial, Inc.                              1,638                 68,305
Janus Capital Group, Inc.                            962                 18,971
Jefferies Group, Inc.                                414                 11,799
Jones Lang LaSalle, Inc.                             144                 12,309
JPMorgan Chase & Co.                              20,727                973,341
Kearny Financial Corp.                               792                 12,023
KeyCorp                                            2,744                102,735
Kilroy Realty Corp.                                  162                 12,205
Kimco Realty Corp.                                 1,332                 57,103
KKR Financial Corp.                                1,044                 25,620
LandAmerica Financial Group, Inc.                    180                 11,842
LaSalle Hotel Properties                             270                 11,702
Legg Mason, Inc.                                     126                 12,708
Lehman Brothers Holdings, Inc.                       630                 46,532
Leucadia National Corp.                              610                 15,964
Lexington Corporate Properties Trust                 666                 14,106
Liberty Property Trust                               828                 39,570
Lincoln National Corp.                             1,674                103,922
Loews Corp.                                          594                 22,513
Longview Fibre Co.                                   571                 11,603
M&T Bank Corp.                                       306                 36,708
Macerich Co. (The)                                   468                 35,736
Mack-Cali Realty Corp.                               576                 29,837
MAF Bancorp, Inc.                                    270                 11,148
Maguire Properties, Inc.                             360                 14,666
Marsh & McLennan Cos., Inc.                        2,294                 64,576
Marshall & Ilsley Corp.                              954                 45,964
MB Financial, Inc.                                   306                 11,282
MBIA, Inc.                                           486                 29,860
MCG Capital Corp.                                  1,152                 18,812
Mellon Financial Corp.                             1,674                 65,453
Mercantile Bankshares Corp.                          594                 21,544
Mercury General Corp.                                342                 16,967
Merrill Lynch & Co., Inc.                          2,168                169,581
Metlife, Inc.                                      1,476                 83,660
MGIC Investment Corp.                                234                 14,033
Mid-America Apartment Communities, Inc.              198                 12,122
Mills Corp. (The)                                    900                 15,039
Moody's Corp.                                        216                 14,122
Morgan Stanley                                     3,284                239,436
Municipal Mortgage & Equity LLC                      504                 14,319
National City Corp.                                4,706                172,240

                       See Notes to Financial Statements.


14  WisdomTree Trust Domestic Equity Funds

WisdomTree Total Dividend Fund
September 30, 2006

================================================================================
Investments                                       Shares            U.S. $ Value
--------------------------------------------------------------------------------
National Financial Partners Corp.                    252            $    10,340
National Retail Properties, Inc.                     576                 12,442
Nationwide Financial Services, Inc. Class A          252                 12,121
Nationwide Health Properties, Inc.                   864                 23,103
New Century Financial Corp. (a)                    1,548                 60,852
New Plan Excel Realty Trust, Inc.                    900                 24,345
New York Community Bancorp, Inc.                   2,780                 45,536
NewAlliance Bancshares, Inc.                         792                 11,603
Newcastle Investment Corp.                           828                 22,695
North Fork Bancorp., Inc.                          2,888                 82,712
Northern Trust Corp.                                 684                 39,966
Northwest Bancorp, Inc.                              450                 11,475
NovaStar Financial, Inc. (a)                         972                 28,373
Nuveen Investments, Inc. Class A                     270                 13,832
Odyssey Re Holdings Corp.                            450                 15,201
Ohio Casualty Corp.                                  378                  9,779
Old National Bancorp                                 576                 11,002
Old Republic International Corp.                   1,062                 23,523
optionsXpress Holdings, Inc.                         396                 11,040
Pacific Capital Bancorp                              324                  8,738
Pan Pacific Retail Properties, Inc.                  270                 18,743
Park National Corp.                                  108                 10,810
Pennsylvania Real Estate Investment Trust            342                 14,559
People's Bank                                        684                 27,093
Phoenix Cos., Inc. (The)                             810                 11,340
Plum Creek Timber Co., Inc.                        1,440                 49,018
PMI Group, Inc. (The)                                252                 11,040
PNC Financial Services Group, Inc. (The)           1,584                114,745
Post Properties, Inc.                                306                 14,541
Potlatch Corp.                                       324                 12,020
Principal Financial Group, Inc.                      666                 36,150
Progressive Corp. (The)                              691                 16,957
ProLogis                                           1,332                 76,004
Prosperity Bancshares, Inc.                          342                 11,642
Protective Life Corp.                                252                 11,529
Provident Bankshares Corp.                           306                 11,337
Provident Financial Services, Inc.                   612                 11,328
Prudential Financial, Inc.                           918                 69,998
PS Business Parks, Inc.                              198                 11,939
Public Storage, Inc.                                 797                 68,534
Radian Group, Inc.                                   291                 17,460
RAIT Investment Trust                                244                  7,039
Raymond James Financial, Inc.                        396                 11,579
Rayonier, Inc.                                       558                 21,092
Realty Income Corp.                                  918                 22,684
Reckson Associates Realty Corp.                      558                 23,882
Redwood Trust, Inc.                                  288                 14,507
Regency Centers Corp.                                432                 29,704
Regions Financial Corp.                            3,284                120,818
Reinsurance Group of America, Inc.                   234                 12,152
RLI Corp.                                            234                 11,885
Safeco Corp.                                         432                 25,458
Saxon Capital, Inc.                                1,728                 24,261
SEI Investments Co.                                  252                 14,160
Selective Insurance Group, Inc.                      198                 10,417
Senior Housing Properties Trust                      900                 19,206
Simon Property Group, Inc.                         1,440                130,493
Sky Financial Group, Inc.                            666                 16,583
SL Green Realty Corp.                                180                 20,106
SLM Corp.                                          1,278                 66,430
South Financial Group, Inc. (The)                    414                 10,776
Sovereign Bancorp, Inc.                            1,044                 22,456
Spirit Finance Corp.                               1,008                 11,703
St. Joe Co. (The) (a)                                252                 13,827
St. Paul Travelers Cos., Inc. (The)                2,744                128,666
Stancorp Financial Group, Inc.                       234                 10,443
State Auto Financial Corp.                           324                  9,898
State Street Corp.                                   756                 47,174
Sterling Financial Corp./WA                          378                 12,259
Strategic Hotels & Resorts, Inc.                     558                 11,093
Student Loan Corp.                                    72                 13,837
Sunstone Hotel Investors, Inc.                       432                 12,839
SunTrust Banks, Inc.                               2,204                170,325
Susquehanna Bancshares, Inc.                         486                 11,878
Synovus Financial Corp.                            1,620                 47,579
T. Rowe Price Group, Inc.                            684                 32,729
Taubman Centers, Inc.                                288                 12,793
TCF Financial Corp.                                  846                 22,241
TD Banknorth Inc.                                  1,242                 35,869
Texas Regional Bancshares, Inc. Class A              324                 12,458
Thornburg Mortgage, Inc. (a)                       1,944                 49,514
Torchmark Corp.                                      198                 12,496
Transatlantic Holdings, Inc.                         198                 11,961
Trizec Properties, Inc.                              864                 24,978
Trustmark Corp.                                      360                 11,315
Trustreet Properties Inc.                          1,062                 13,286
U.S. Bancorp                                      14,116                468,935
UCBH Holdings, Inc.                                  630                 11,000
UMB Financial Corp.                                  342                 12,507
Umpqua Holdings Corp.                                414                 11,840
UnionBanCal Corp.                                    594                 36,175
United Bankshares, Inc.                              306                 11,389
United Dominion Realty Trust, Inc.                 1,062                 32,072
Unitrin, Inc.                                        468                 20,672
UnumProvident Corp.                                  774                 15,008
U-Store-It Trust                                     332                  7,125

                       See Notes to Financial Statements.


                                      WisdomTree Trust Domestic Equity Funds  15

WisdomTree Total Dividend Fund
September 30, 2006

================================================================================
Investments                                       Shares            U.S. $ Value
--------------------------------------------------------------------------------
Valley National Bancorp                              720            $    18,410
Ventas, Inc.                                         882                 33,992
Vornado Realty Trust                                 846                 92,214
W.R. Berkley Corp.                                   534                 18,898
Wachovia Corp.                                    10,815                603,478
Waddell & Reed Financial, Inc. Class A               522                 12,920
Washington Federal, Inc.                             522                 11,714
Washington Mutual, Inc.                            8,430                366,453
Washington Real Estate Investment Trust              342                 13,612
Webster Financial Corp.                              234                 11,024
Weingarten Realty Investors                          738                 31,749
Wells Fargo & Co.                                 19,923                720,815
Wesco Financial Corp.                                 36                 15,732
Westamerica Bancorp.                                 234                 11,819
Whitney Holding Corp.                                342                 12,233
Wilmington Trust Corp.                               342                 15,236
Wintrust Financial Corp.                             216                 10,832
Zenith National Insurance Corp.                      288                 11,488
Zions Bancorp.                                       324                 25,858
                                                                    ------------
Total Financials                                                     16,415,374
--------------------------------------------------------------------------------
Health Care--10.0%
Abbott Laboratories                                7,746                376,146
Aetna, Inc.                                          270                 10,679
Allergan, Inc.                                       108                 12,162
AmerisourceBergen Corp.                              270                 12,204
Applera Corp.                                        378                 12,516
Baxter International, Inc.                         1,746                 79,373
Becton Dickinson & Co.                               612                 43,250
Biomet, Inc.                                         324                 10,430
Bristol-Myers Squibb Co.                          16,194                403,554
Brookdale Senior Living, Inc.                        432                 20,053
C.R. Bard, Inc.                                      162                 12,150
Cardinal Health, Inc.                                234                 15,383
Cigna Corp.                                          126                 14,656
DENTSPLY International, Inc.                         360                 10,840
Eli Lilly & Co.                                    5,902                336,414
HCA, Inc.                                          1,044                 52,085
Health Management Associates Inc. Class A            540                 11,286
Hillenbrand Industries, Inc.                         127                  7,236
IMS Health, Inc.                                     414                 11,029
Johnson & Johnson                                 12,098                785,644
Manor Care, Inc.                                     234                 12,234
McKesson Corp.                                       252                 13,285
Medtronic, Inc.                                    1,656                 76,905
Merck & Co., Inc.                                 17,196                720,512
Mylan Laboratories, Inc.                             540                 10,870
Omnicare, Inc.                                       252                 10,859
Pfizer, Inc.                                      51,592              1,463,150
Pharmaceutical Product Development, Inc.             306                 10,921
Quest Diagnostics, Inc.                              270                 16,513
Schering-Plough Corp.                              3,104                 68,567
Stryker Corp.                                        252                 12,497
UnitedHealth Group, Inc.                             252                 12,398
Wyeth                                              5,002                254,302
                                                                    ------------
Total Health Care                                                     4,920,103
--------------------------------------------------------------------------------
Industrials--9.7%
3M Co.                                             3,320                247,073
American Power Conversion Corp.                      612                 13,440
American Standard Cos., Inc.                         612                 25,686
Ametek, Inc.                                         270                 11,759
Aramark Corp. Class B                                342                 11,238
Avery Dennison Corp.                                 522                 31,409
Avis Budget Group, Inc.                              394                  7,206
Boeing Co. (The)                                   2,222                175,204
Brink's Co. (The)                                    216                 11,461
Burlington Northern Santa Fe Corp.                   648                 47,589
C.H. Robinson Worldwide, Inc.                        324                 14,444
Carlisle Cos., Inc.                                  144                 12,110
Caterpillar, Inc.                                  1,692                111,334
Cintas Corp.                                         436                 17,802
Con-way Inc.                                         198                  8,874
Crane Co.                                            288                 12,038
CSX Corp.                                            684                 22,456
Cummins, Inc.                                        108                 12,877
Deere & Co.                                          828                 69,477
Deluxe Corp.                                         558                  9,542
Donaldson Co., Inc.                                  360                 13,284
Dover Corp.                                          504                 23,910
Eaton Corp.                                          504                 34,700
Emerson Electric Co.                               1,584                132,834
Equifax, Inc.                                        324                 11,894
Expeditors International Washington, Inc.            405                 18,055
Fastenal Co.                                         288                 11,108
FedEx Corp.                                          162                 17,606
Fluor Corp.                                          144                 11,072
General Dynamics Corp.                             1,044                 74,823
General Electric Co.                              54,539              1,925,226
Goodrich Corp.                                       396                 16,046
Graco, Inc.                                          252                  9,843
Harsco Corp.                                         144                 11,182
HNI Corp.                                            234                  9,730
Honeywell International, Inc.                      3,194                130,635
Hubbell, Inc. Class B                                234                 11,209
IDEX Corp.                                           252                 10,849
Illinois Tool Works, Inc.                          1,386                 62,231
ITT Industries, Inc.                                 252                 12,920

                       See Notes to Financial Statements.


16  WisdomTree Trust Domestic Equity Funds

WisdomTree Total Dividend Fund
September 30, 2006

================================================================================
Investments                                       Shares            U.S. $ Value
--------------------------------------------------------------------------------
JB Hunt Transport Services, Inc.                     468            $     9,720
Joy Global, Inc.                                     234                  8,801
Kennametal, Inc.                                     198                 11,217
L-3 Communications Holdings, Inc.                    198                 15,509
Laidlaw International, Inc.                          450                 12,299
Landstar System, Inc.                                252                 10,760
Lincoln Electric Holdings, Inc.                      198                 10,781
Lockheed Martin Corp.                              1,278                109,985
Manitowoc Co., Inc. (The)                            288                 12,900
Manpower, Inc.                                       180                 11,029
Masco Corp.                                        2,042                 55,992
MSC Industrial Direct Co. Class A                    252                 10,266
Norfolk Southern Corp.                               918                 40,438
Northrop Grumman Corp.                               954                 64,939
Oshkosh Truck Corp.                                  216                 10,902
Paccar, Inc.                                         648                 36,949
Pall Corp.                                           396                 12,201
Parker Hannifin Corp.                                252                 19,588
Pentair, Inc.                                        342                  8,957
Pitney Bowes, Inc.                                 1,224                 54,309
Precision Castparts Corp.                            216                 13,643
Raytheon Co.                                       1,692                 81,233
Republic Services, Inc.                              324                 13,028
Robert Half International, Inc.                      288                  9,783
Rockwell Automation, Inc.                            396                 23,008
Rockwell Collins, Inc.                               270                 14,807
Roper Industries, Inc.                               252                 11,274
RR Donnelley & Sons Co.                            1,242                 40,936
Ryder System, Inc.                                   198                 10,233
Southwest Airlines Co.                             1,130                 18,826
SPX Corp.                                            216                 11,543
Steelcase Inc. Class A                               648                 10,167
Teleflex, Inc.                                       198                 11,017
Textron, Inc.                                        378                 33,075
Timken Co. (The)                                     396                 11,793
Toro Co. (The)                                       234                  9,868
Trinity Industries, Inc.                             324                 10,423
Union Pacific Corp.                                  612                 53,856
United Parcel Service Inc. Class B                 2,240                161,146
United Technologies Corp.                          2,780                176,112
W.W. Grainger, Inc.                                  198                 13,270
Waste Management, Inc.                             2,456                 90,086
                                                                    ------------
Total Industrials                                                     4,778,845
--------------------------------------------------------------------------------
Information Technology--4.6%
Amphenol Corp. Class A                               216                 13,377
Analog Devices, Inc.                               1,116                 32,799
Applied Materials, Inc.                            3,284                 58,225
Automatic Data Processing, Inc.                    1,692                 80,099
CA, Inc.                                             612                 14,498
CDW Corp.                                            198                 12,213
Diebold, Inc.                                        270                 11,753
Electronic Data Systems Corp.                        684                 16,772
Fidelity National Information Services, Inc.         306                 11,322
First Data Corp.                                     702                 29,484
Global Payments, Inc.                                252                 11,091
Harris Corp.                                         288                 12,813
Hewlett-Packard Co.                                4,966                182,203
Intel Corp.                                       22,042                453,404
International Business Machines Corp.              2,744                224,843
Intersil Corp. Class A                               486                 11,931
KLA-Tencor Corp.                                     360                 16,009
Linear Technology Corp.                              936                 29,128
Maxim Integrated Products, Inc.                      774                 21,726
Microchip Technology, Inc.                           792                 25,677
Microsoft Corp.                                   24,955                682,021
Molex, Inc.                                          324                 12,626
MoneyGram International, Inc.                        324                  9,415
Motorola, Inc.                                     3,158                 78,950
National Semiconductor Corp.                         468                 11,012
Paychex, Inc.                                      1,062                 39,135
Qualcomm, Inc.                                     2,132                 77,498
Sabre Holdings Corp. Class A                         522                 12,210
Symbol Technologies, Inc.                          1,008                 14,979
Texas Instruments, Inc.                            1,080                 35,910
Total System Services, Inc.                          612                 13,972
Xilinx, Inc.                                         684                 15,014
                                                                    ------------
Total Information Technology                                          2,272,109
--------------------------------------------------------------------------------
Materials--4.1%
Air Products & Chemicals, Inc.                       810                 53,760
Airgas, Inc.                                         306                 11,068
Albemarle Corp.                                      252                 13,691
Alcoa, Inc.                                        3,104                 87,036
Allegheny Technologies, Inc.                         288                 17,911
Ashland, Inc.                                        198                 12,628
Ball Corp.                                           306                 12,378
Bemis Co.                                            450                 14,787
Cabot Corp.                                          342                 12,722
Carpenter Technology Corp.                           108                 11,611
Celanese Corp. Series A                              594                 10,633
Chemtura Corp.                                     1,242                 10,768
Commercial Metals Co.                                504                 10,246
Cytec Industries, Inc.                               198                 11,007
Dow Chemical Co. (The)                             6,478                252,511
E.I. du Pont de Nemours & Co.                      5,830                249,757
Eagle Materials, Inc.                                270                  9,094
Eastman Chemical Co.                                 504                 27,226

                       See Notes to Financial Statements.


                                      WisdomTree Trust Domestic Equity Funds  17

WisdomTree Total Dividend Fund
September 30, 2006

================================================================================
Investments                                       Shares            U.S. $ Value
--------------------------------------------------------------------------------
Ecolab, Inc.                                         486            $    20,811
Florida Rock Industries, Inc.                        234                  9,058
FMC Corp.                                            180                 11,533
Freeport-McMoRan Copper & Gold Inc. Class B          702                 37,389
International Flavors & Fragrances, Inc.             342                 13,523
International Paper Co.                            2,564                 88,791
Louisiana-Pacific Corp.                              504                  9,460
Lubrizol Corp.                                       288                 13,170
Lyondell Chemical Co.                              2,024                 51,349
Martin Marietta Materials, Inc.                      126                 10,662
MeadWestvaco Corp.                                 1,098                 29,108
Monsanto Co.                                         900                 42,309
Newmont Mining Corp.                                 612                 26,163
Nucor Corp.                                          432                 21,380
Packaging Corp. of America                           828                 19,210
Phelps Dodge Corp.                                   342                 28,967
PPG Industries, Inc.                                 882                 59,165
Praxair, Inc.                                      1,062                 62,828
Reliance Steel & Aluminum Co.                        288                  9,256
Rohm & Haas Co.                                      936                 44,320
RPM International, Inc.                              756                 14,356
Scotts Miracle-Gro Co. (The) Class A                 270                 12,012
Sealed Air Corp.                                     216                 11,690
Sigma-Aldrich Corp.                                  162                 12,259
Sonoco Products Co.                                  486                 16,349
Southern Copper Corp. (a)                          3,464                320,419
Steel Dynamics, Inc.                                 216                 10,897
Temple-Inland, Inc.                                  450                 18,045
United States Steel Corp.                            298                 17,189
Valhi, Inc.                                          468                 10,881
Valspar Corp. (The)                                  414                 11,012
Vulcan Materials Co.                                 306                 23,945
Weyerhaeuser Co.                                   1,224                 75,313
                                                                    ------------
Total Materials                                                       1,991,653
--------------------------------------------------------------------------------
Telecommunication Services--5.7%
ALLTEL Corp.                                       1,674                 92,907
AT&T, Inc.                                        34,747              1,131,361
BellSouth Corp.                                   10,886                465,377
CenturyTel, Inc.                                     306                 12,139
Citizens Communications Co.                        4,472                 62,787
Commonwealth Telephone Enterprises, Inc.             342                 14,101
Consolidated Communications Holdings, Inc.            54                  1,010
FairPoint Communications, Inc.                       408                  7,099
Iowa Telecommunications Services, Inc.               630                 12,468
Sprint Nextel Corp.                                1,988                 34,094
Telephone & Data Systems, Inc.                       288                 12,125
Telephone & Data Systems, Inc. Special Shares        288                 11,765
Verizon Communications, Inc.                      25,362                941,691
                                                                    ------------
Total Telecommunication Services                                      2,798,924
--------------------------------------------------------------------------------
Utilities--6.9%
AGL Resources, Inc.                                  576                 21,024
ALLETE, Inc.                                         388                 16,859
Alliant Energy Corp.                                 756                 27,012
Ameren Corp.                                       1,890                 99,773
American Electric Power Co., Inc.                  3,104                112,892
Aqua America Inc.                                    831                 18,232
Atmos Energy Corp.                                   684                 19,528
Avista Corp.                                         504                 11,935
Black Hills Corp.                                    324                 10,890
CenterPoint Energy, Inc.                           2,816                 40,325
Cleco Corp.                                          504                 12,721
Consolidated Edison, Inc.                          2,348                108,478
Constellation Energy Group, Inc.                     882                 52,214
Dominion Resources, Inc.                           2,510                191,990
DPL, Inc.                                            846                 22,944
DTE Energy Co.                                     1,656                 68,741
Duke Energy Corp.                                  7,926                239,364
Duquesne Light Holdings, Inc.                        846                 16,632
Edison International                               1,548                 64,459
Energen Corp.                                        324                 13,566
Energy East Corp.                                  1,278                 30,314
Entergy Corp.                                      1,188                 92,937
Equitable Resources, Inc.                            486                 17,000
Exelon Corp.                                       3,644                220,607
FirstEnergy Corp.                                  2,186                122,110
FPL Group, Inc.                                    2,654                119,430
Great Plains Energy, Inc.                            792                 24,568
Hawaiian Electric Industries, Inc.                   666                 18,022
IDACORP, Inc.                                        324                 12,250
KeySpan Corp.                                      1,440                 59,242
MDU Resources Group, Inc.                            733                 16,375
National Fuel Gas Co.                                540                 19,629
New Jersey Resources Corp.                           252                 12,424
Nicor, Inc.                                          378                 16,163
NiSource, Inc.                                     2,240                 48,698
Northeast Utilities                                  990                 23,037
Northwest Natural Gas Co.                            324                 12,727
NorthWestern Corp.                                   516                 18,050
NSTAR                                                810                 27,022
OGE Energy Corp.                                     738                 26,649
ONEOK, Inc.                                          720                 27,209
Ormat Technologies, Inc.                             324                 10,601

                       See Notes to Financial Statements.


18  WisdomTree Trust Domestic Equity Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree Total Dividend Fund
September 30, 2006

================================================================================
Investments                                       Shares            U.S. $ Value
--------------------------------------------------------------------------------
Peoples Energy Corp.                                 414            $    16,829
PG&E Corp.                                         2,114                 88,048
Piedmont Natural Gas Co. Inc.                        540                 13,667
Pinnacle West Capital Corp.                          900                 40,545
PNM Resources, Inc.                                  450                 12,407
PPL Corp.                                          2,564                 84,356
Progress Energy, Inc.                              2,510                113,904
Public Service Enterprise Group, Inc.              1,620                 99,128
Puget Energy, Inc.                                   972                 22,094
Questar Corp.                                        198                 16,190
SCANA Corp.                                          882                 35,518
Sempra Energy                                      1,224                 61,506
Southern Co.                                       6,100                210,206
Southern Union Co.                                   706                 18,645
Southwest Gas Corp.                                  378                 12,595
TECO Energy, Inc.                                  1,764                 27,607
TXU Corp.                                          3,068                191,811
UGI Corp.                                            594                 14,523
UniSource Energy Corp.                               360                 11,999
Vectren Corp.                                        630                 16,916
Westar Energy, Inc.                                  738                 17,350
Wisconsin Energy Corp.                               486                 20,966
WPS Resources Corp.                                  324                 16,080
Xcel Energy, Inc.                                  3,464                 71,532
                                                                    ------------
Total Utilities                                                       3,379,065
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $46,794,624)                                                  48,757,923
================================================================================
SHORT-TERM INVESTMENT--0.6%
MONEY MARKET FUND--0.6%
Columbia Cash Reserves Fund, 4.92% (b)
(Cost: $272,447)                                 272,447                272,447
================================================================================
INVESTMENTS OF CASH COLLATERAL FOR
SECURITIES LOANED -1.0%
MONEY MARKET FUNDS (c) - 1.0%
UBS Enhanced Yield Portfolio, 5.30%              100,000                100,000
UBS Private Money Market Fund LLC, 5.23%         397,150                397,150
                                                                    ------------
TOTAL INVESTMENTS OF CASH COLLATERAL FOR
SECURITIES LOANED
(Cost: $497,150) (d)                                                    497,150
================================================================================
TOTAL INVESTMENTS IN SECURITIES--100.9%
(Cost: $47,564,221) (e)                                              49,527,520
Liabilities in Excess of Cash
and Other Assets -- (0.9)%                                             (419,419)
                                                                    ------------
NET ASSETS--100.0%                                                  $49,108,101
================================================================================
(a)   Security, or portion thereof, was on loan at September 30, 2006 (See Note
      2).
(b)   Rate shown represents annualized 7-day yield as of September 30, 2006.
(c)   Interest rates shown reflect yields as of September 30, 2006.
(d) At September 30, 2006, the total market value of the Fund's securities on loan was $481,757 and the total market value of the collateral held by the Fund was $497,150.
(e) Aggregate cost for Federal income tax purposes was substantially the same as for book purposes.

                       See Notes to Financial Statements.


                                      WisdomTree Trust Domestic Equity Funds  19

Schedule of Investments (unaudited)

WisdomTree High-Yielding Equity Fund
September 30, 2006

================================================================================
Investments                                       Shares            U.S. $ Value
--------------------------------------------------------------------------------
COMMON STOCKS--99.2%
Consumer Discretionary--1.5%
American Axle & Manufacturing Holdings, Inc.         630            $    10,515
Bandag, Inc. Class A                                 126                  4,379
Bassett Furniture Industries, Inc.                   168                  2,728
Carmike Cinemas, Inc.                                126                  2,165
Cherokee, Inc.                                       189                  6,919
Citadel Broadcasting Corp.                         2,583                 24,280
Cooper Tire & Rubber Co.                             630                  6,338
Entercom Communications Corp.                        630                 15,876
General Motors Corp.                               9,416                313,176
Genuine Parts Co.                                  1,890                 81,516
Hanesbrands, Inc.*                                   919                 20,687
Kimball International, Inc. Class B                  378                  7,295
Lone Star Steakhouse & Saloon, Inc.                  210                  5,832
Mattel, Inc.                                       3,809                 75,037
Newell Rubbermaid, Inc.                            3,234                 91,587
Pier 1 Imports, Inc.                               1,050                  7,791
Pre-Paid Legal Services, Inc. (a)                    189                  7,498
Regal Entertainment Group Class A                  1,470                 29,135
Russ Berrie & Co., Inc.                              189                  2,880
ServiceMaster Co. (The)                            3,494                 39,168
Sinclair Broadcast Group, Inc. Class A               819                  6,429
Snap-On, Inc.                                        588                 26,195
Sturm Ruger & Co., Inc.                              483                  3,738
Superior Industries International, Inc. (a)          315                  5,289
Tuesday Morning Corp.                                504                  6,996
Tupperware Brands Corp.                              903                 17,572
Westwood One, Inc.                                 1,113                  7,880
World Wrestling Entertainment, Inc.                  441                  7,246
Xerium Technologies, Inc.                          1,491                 16,520
                                                                    ------------
Total Consumer Discretionary                                            852,667
--------------------------------------------------------------------------------
Consumer Staples--9.3%
Altria Group, Inc.                                33,779              2,585,782
Coca-Cola Co. (The)                               25,115              1,122,138
ConAgra Foods, Inc.                                6,182                151,335
H.J. Heinz Co. Ltd.                                3,767                157,950
Ingles Markets, Inc. Class A                         147                  3,878
Kimberly-Clark Corp.                               5,672                370,722
Kraft Foods, Inc. Class A (a)                      5,258                187,500
Lance, Inc.                                          294                  6,474
Loews Corp./Carolina Group                         1,140                 63,145
Reddy Ice Holdings, Inc.                             525                 12,705
Reynolds American, Inc.                            5,048                312,825
Sara Lee Corp.                                    11,902                191,265
Universal Corp.                                      420                 15,343
UST, Inc.                                          3,129                171,563
Vector Group Ltd.                                  1,565                 25,384
WD-40 Co.                                            168                  5,993
                                                                    ------------
Total Consumer Staples                                                5,384,002
--------------------------------------------------------------------------------
Energy--3.2%
Chevron Corp.                                     24,765              1,606,258
Crosstex Energy, Inc.                                168                 15,048
Kinder Morgan, Inc.                                1,854                194,392
NGP Capital Resources Co.                            294                  4,289
                                                                    ------------
Total Energy                                                          1,819,987
--------------------------------------------------------------------------------
Financials--43.3%
Acadia Realty Trust                                  357                  9,104
Advance America Cash Advance Centers, Inc.           882                 12,718
Agree Realty Corp.                                   168                  5,519
Alexandria Real Estate Equities, Inc.                273                 25,607
AMB Property Corp.                                 1,139                 62,770
American Campus Communities, Inc.                    315                  8,036
American Capital Strategies Ltd. (a)               4,124                162,774
American Financial Realty Trust                    4,250                 47,430
American Home Mortgage Investment Corp.            2,058                 71,762
American Land Lease, Inc.                            105                  2,494
AmSouth Bancorp.                                   4,712                136,836
Annaly Mortgage Management, Inc.                   1,596                 20,971
Anthracite Capital, Inc.                           2,058                 26,466
Apartment Investment & Management Co.
  Class A                                          1,764                 95,979
Apollo Investment Corp.                            2,814                 57,715
Arbor Realty Trust, Inc.                             630                 16,103
Archstone-Smith Trust                              2,688                146,335
Ares Capital Corp.                                 1,113                 19,388
Arrow Financial Corp.                                129                  3,271
Arthur J. Gallagher & Co.                          1,470                 39,205
Ashford Hospitality Trust, Inc.                    1,281                 15,282
Associated Banc-Corp                               1,533                 49,823
Astoria Financial Corp.                            1,155                 35,597
AvalonBay Communities, Inc.                          777                 93,551
BancorpSouth, Inc.                                   882                 24,484
Bank of America Corp.                             73,139              3,918,057
Bank of Granite Corp.                                158                  2,761
Bank of Hawaii Corp.                                 504                 24,273
BB&T Corp.                                         7,358                322,133
Beverly Hills Bancorp, Inc.                          357                  2,913
BioMed Realty Trust, Inc.                            651                 19,751
Boston Properties, Inc.                            1,225                126,592
Brandywine Realty Trust                            1,701                 55,368
BRE Properties, Inc. Class A                         714                 42,647
Camden Property Trust                                714                 54,271
Capital Lease Funding, Inc.                          714                  7,918

                       See Notes to Financial Statements.


20  WisdomTree Trust Domestic Equity Funds

WisdomTree High-Yielding Equity Fund
September 30, 2006

================================================================================
Investments                                       Shares            U.S. $ Value
--------------------------------------------------------------------------------
Capital Trust, Inc. Class A                          420            $    17,107
CapitalSource, Inc.                                4,796                123,833
Capitol Federal Financial                          1,638                 58,247
CBL & Associates Properties, Inc.                    966                 40,485
Cedar Shopping Centers, Inc.                         588                  9,508
CentraCore Properties Trust                          294                  9,335
Charter Financial Corp.                              336                 13,437
Chemical Financial Corp.                             294                  8,726
Cincinnati Financial Corp.                         1,974                 94,870
Citigroup, Inc.                                   74,208              3,685,912
Citizens Banking Corp.                               630                 16,544
City Holding Co.                                     189                  7,535
Colonial Properties Trust                            861                 41,164
Comerica, Inc.                                     2,440                138,885
Commerce Group, Inc.                                 798                 23,980
Community Bank System, Inc.                          357                  7,911
Community Banks, Inc.                                252                  6,754
Community Trust Bancorp, Inc.                        168                  6,325
Compass Bancshares, Inc.                           1,495                 85,185
Cousins Properties, Inc.                             798                 27,300
Crescent Real Estate Equities Co.                  2,562                 55,877
Developers Diversified Realty Corp.                1,750                 97,580
DiamondRock Hospitality Co.                        1,218                 20,231
Digital Realty Trust, Inc.                           357                 11,181
Dime Community Bancshares                            504                  7,424
Duke Realty Corp.                                  2,373                 88,632
EastGroup Properties, Inc.                           315                 15,706
Education Realty Trust, Inc.                         714                 10,539
Entertainment Properties Trust                       609                 30,036
Equity Inns, Inc.                                    903                 14,376
Equity Office Properties Trust                     5,174                205,718
Equity One, Inc.                                   1,323                 31,712
Equity Residential                                 3,914                197,970
Erie Indemnity Co. Class A                           588                 30,794
Essex Property Trust, Inc.                           294                 35,692
Extra Space Storage, Inc.                            966                 16,721
Federal Realty Investment Trust                      588                 43,688
FelCor Lodging Trust, Inc.                           609                 12,210
Fidelity National Financial, Inc.                  1,743                 72,596
Fidelity National Title Group, Inc. Class A          567                 11,884
Fieldstone Investment Corp.                        2,814                 24,566
Fifth Third Bancorp                                7,610                289,789
First Bancorp                                        168                  3,424
First Busey Corp.                                    231                  5,246
First Charter Corp.                                  336                  8,084
First Commonwealth Financial Corp.                 1,176                 15,323
First Community Bancshares, Inc.                     126                  4,205
First Financial Bancorp                              525                  8,353
First Financial Bankshares, Inc.                     210                  8,012
First Financial Corp.                                126                  4,021
First Financial Holdings, Inc.                       126                  4,312
First Horizon National Corp.                       1,953                 74,234
First Indiana Corp.                                  168                  4,370
First Industrial Realty Trust, Inc.                1,029                 45,276
First Merchants Corp.                                231                  5,463
First Midwest Bancorp, Inc.                          525                 19,892
First Niagara Financial Group, Inc.                1,197                 17,452
First Potomac Realty Trust                           315                  9,519
FirstMerit Corp.                                   1,302                 30,167
Flagstar Bancorp, Inc.                               882                 12,833
FNB Corp.                                          1,134                 18,892
Franklin Street Properties Corp.                   1,260                 25,024
Freddie Mac                                        7,667                508,552
Friedman, Billings, Ramsey Group, Inc.
  Class A (a)                                      4,859                 39,018
Fulton Financial Corp.                             2,079                 33,659
General Growth Properties, Inc.                    2,835                135,088
Getty Realty Corp.                                   546                 15,987
Gladstone Capital Corp.                              294                  6,471
Gladstone Investment Corp.                           315                  4,599
Glenborough Realty Trust Inc.                        735                 18,912
Glimcher Realty Trust                                861                 21,336
Global Signal, Inc.                                1,050                 53,109
GMH Communities Trust                              1,113                 14,046
Gramercy Capital Corp.                               651                 16,412
Harbor Florida Bancshares, Inc.                      252                 11,166
Harleysville National Corp.                          334                  6,713
Health Care Property Investors, Inc.               2,877                 89,331
Health Care REIT, Inc.                             1,365                 54,614
Healthcare Realty Trust, Inc.                      1,197                 45,977
Heritage Property Investment Trust, Inc.             882                 32,158
Highland Hospitality Corp.                         1,050                 15,047
Highwoods Properties, Inc.                           966                 35,945
Home Properties, Inc.                                634                 36,239
HomeBanc Corp.                                     2,562                 15,756
Hospitality Properties Trust                       1,701                 80,287
HRPT Properties Trust                              5,321                 63,586
Huntington Bancshares, Inc.                        3,662                 87,632
IMPAC Mortgage Holdings, Inc. (a)                  2,793                 26,170
Independent Bank Corp./MI                            227                  5,512
IndyMac Bancorp, Inc.                                966                 39,761
Inland Real Estate Corp.                           1,407                 24,651
Innkeepers USA Trust                                 525                  8,552
Integra Bank Corp.                                   168                  4,247
Investors Real Estate Trust                        1,155                 11,273
iStar Financial, Inc.                              3,213                133,982
JER Investors Trust Inc.                             714                 12,252

                       See Notes to Financial Statements.


                                      WisdomTree Trust Domestic Equity Funds  21

WisdomTree High-Yielding Equity Fund
September 30, 2006

================================================================================
Investments                                       Shares            U.S. $ Value
--------------------------------------------------------------------------------
JPMorgan Chase & Co.                              40,786            $ 1,915,311
KeyCorp                                            5,384                201,577
Kilroy Realty Corp.                                  294                 22,150
Kimco Realty Corp.                                 2,604                111,633
Kite Realty Group Trust                              462                  7,872
KKR Financial Corp.                                2,037                 49,988
LaSalle Hotel Properties                             399                 17,293
Lexington Corporate Properties Trust               1,323                 28,021
Liberty Property Trust                             1,638                 78,280
Lincoln National Corp.                             3,387                210,265
Longview Fibre Co.                                   834                 16,947
LTC Properties, Inc.                                 504                 12,222
Macerich Co. (The)                                   966                 73,764
Mack-Cali Realty Corp.                             1,176                 60,917
Maguire Properties, Inc.                             714                 29,088
MainSource Financial Group, Inc.                     147                  2,495
MBT Financial Corp.                                  252                  3,740
MCG Capital Corp.                                  2,247                 36,694
Medallion Financial Corp.                            294                  3,243
Medical Properties Trust, Inc.                     1,113                 14,903
Mercury General Corp.                                672                 33,338
MFA Mortgage Investments, Inc.                       882                  6,571
Mid-America Apartment Communities, Inc.              378                 23,141
Mills Corp. (The)                                  1,785                 29,827
Mission West Properties, Inc.                        357                  4,073
MortgageIT Holdings, Inc.                            924                 13,010
Municipal Mortgage & Equity LLC                      987                 28,041
MVC Capital, Inc.                                    273                  3,538
National City Corp.                                9,248                338,477
National Health Investors, Inc.                      735                 20,823
National Penn Bancshares, Inc.                       521                 10,222
National Retail Properties, Inc.                   1,113                 24,041
Nationwide Health Properties, Inc.                 1,722                 46,046
NBT Bancorp, Inc.                                    399                  9,281
New Century Financial Corp.                        3,045                119,699
New Plan Excel Realty Trust, Inc.                  1,785                 48,284
New York Community Bancorp, Inc.                   5,489                 89,910
Newcastle Investment Corp.                         1,638                 44,898
Newkirk Realty Trust, Inc.                           609                 10,036
North Fork Bancorp., Inc.                          5,699                163,219
NorthStar Realty Finance Corp.                     1,050                 13,335
NovaStar Financial, Inc. (a)                       1,932                 56,395
OceanFirst Financial Corp.                           147                  3,153
Old National Bancorp                                 924                 17,648
Omega Financial Corp.                                168                  5,052
Omega Healthcare Investors, Inc.                   1,344                 20,173
Pan Pacific Retail Properties, Inc.                  598                 41,513
Park National Corp.                                  210                 21,019
Parkway Properties, Inc.                             294                 13,668
Pennsylvania Real Estate Investment Trust            672                 28,607
Peoples Bancorp, Inc.                                105                  3,069
Plum Creek Timber Co., Inc.                        2,814                 95,789
PNC Financial Services Group, Inc. (The)           3,198                231,663
Post Properties, Inc.                                588                 27,942
Potlatch Corp.                                       630                 23,373
ProLogis                                           2,671                152,407
Provident Bankshares Corp.                           357                 13,227
Public Storage, Inc.                                 256                 22,013
RAIT Investment Trust                                840                 24,234
Ramco-Gershenson Properties Trust                    357                 11,406
Rayonier, Inc.                                     1,134                 42,865
Realty Income Corp.                                1,827                 45,145
Reckson Associates Realty Corp.                    1,071                 45,839
Redwood Trust, Inc.                                  567                 28,560
Regency Centers Corp.                                882                 60,646
Regions Financial Corp.                            6,455                237,479
Republic Bancorp, Inc.                               966                 12,877
S&T Bancorp, Inc.                                    294                  9,555
Saul Centers, Inc.                                   231                 10,395
Saxon Capital, Inc.                                3,410                 47,876
Senior Housing Properties Trust                    1,806                 38,540
Simon Property Group, Inc.                         2,912                263,885
Sky Financial Group, Inc.                          1,344                 33,466
Sovran Self Storage, Inc.                            273                 15,165
Spirit Finance Corp.                               1,995                 23,162
Sterling Bancorp                                     252                  4,954
Strategic Hotels & Resorts, Inc.                     819                 16,282
Sun Communities, Inc.                                441                 14,094
Sunstone Hotel Investors, Inc.                       840                 24,965
SunTrust Banks, Inc.                               4,421                341,655
Susquehanna Bancshares, Inc.                         609                 14,884
Synovus Financial Corp.                            3,192                 93,749
Tanger Factory Outlet Centers, Inc.                  399                 14,212
Taubman Centers, Inc.                                525                 23,321
TCF Financial Corp.                                1,701                 44,719
TD Banknorth Inc.                                  2,415                 69,745
Technology Investment Capital Corp.                  567                  8,295
Thornburg Mortgage, Inc. (a)                       3,830                 97,550
Trizec Properties, Inc.                            1,743                 50,390
TrustCo Bank Corp.                                 1,407                 15,252
Trustreet Properties Inc.                          2,079                 26,008
U.S. Bancorp                                      27,918                927,436
United Bankshares, Inc.                              420                 15,632
United Community Financial Corp.                     315                  3,881
United Dominion Realty Trust, Inc.                 2,079                 62,786
Unitrin, Inc.                                        903                 39,886

                       See Notes to Financial Statements.


22  WisdomTree Trust Domestic Equity Funds

WisdomTree High-Yielding Equity Fund
September 30, 2006

================================================================================
Investments                                       Shares            U.S. $ Value
--------------------------------------------------------------------------------
Universal Health Realty Income Trust                 252            $     9,034
Univest Corp. of Pennsylvania                        126                  3,640
Urstadt Biddle Properties, Inc. Class A              336                  6,105
U-Store-It Trust                                   1,176                 25,237
Valley National Bancorp                            1,428                 36,514
Ventas, Inc.                                       1,764                 67,985
Vornado Realty Trust                               1,726                188,134
Wachovia Corp.                                    21,233              1,184,801
Washington Federal, Inc.                           1,008                 22,620
Washington Mutual, Inc.                           16,672                724,732
Washington Real Estate Investment Trust              651                 25,910
Weingarten Realty Investors                        1,449                 62,336
Wells Fargo & Co.                                 39,124              1,415,506
WesBanco, Inc.                                       252                  7,363
West Bancorp, Inc.                                   193                  3,302
Whitney Holding Corp.                                672                 24,037
Willow Grove Bancorp, Inc.                           147                  2,302
Wilmington Trust Corp.                               651                 29,002
Windrose Medical Properties Trust                    378                  6,683
Winston Hotels, Inc.                                 504                  6,209
                                                                    ------------
Total Financials                                                     25,011,178
--------------------------------------------------------------------------------
Health Care--11.3%
Abbott Laboratories                               15,304                743,162
Bristol-Myers Squibb Co.                          32,012                797,739
Brookdale Senior Living, Inc.                        840                 38,993
Computer Programs & Systems, Inc.                    105                  3,441
Eli Lilly & Co.                                   11,699                666,843
Merck & Co., Inc.                                 33,803              1,416,346
Pfizer, Inc.                                     101,549              2,879,929
                                                                    ------------
Total Health Care                                                     6,546,453
--------------------------------------------------------------------------------
Industrials--7.0%
American Ecology Corp.                               189                  3,731
BlueLinx Holdings, Inc.                              336                  3,199
Deluxe Corp.                                       1,113                 19,032
Ennis, Inc.                                          294                  6,365
General Electric Co.                             107,371              3,790,197
Horizon Lines, Inc. Class A                          399                  6,663
Hubbell, Inc. Class A                                 84                  3,746
LSI Industries, Inc.                                 189                  3,071
Pitney Bowes, Inc.                                 2,394                106,222
R.R. Donnelley & Sons Co.                          2,436                 80,291
Standard Register Co. (The)                          504                  6,653
Synagro Technologies, Inc.                         2,079                  8,773
UAP Holding Corp.                                    609                 13,014
                                                                    ------------
Total Industrials                                                     4,050,957
--------------------------------------------------------------------------------
Information Technology--0.0%
Landauer, Inc.                                       105                  5,329
Spectralink Corp.*                                    70                    575
Startek, Inc.                                        315                  3,928
United Online, Inc.                                1,407                 17,137
                                                                    ------------
Total Information Technology                                             26,969
--------------------------------------------------------------------------------
Materials--4.0%
Chesapeake Corp.                                     441                  6,311
Compass Minerals International, Inc.                 546                 15,457
Dow Chemical Co. (The)                            12,679                494,227
E.I. du Pont de Nemours & Co.                     11,440                490,090
Eastman Chemical Co.                                 987                 53,318
Ferro Corp.                                          420                  7,468
Great Northern Iron Ore Properties                    63                  6,514
International Paper Co.                            5,048                174,812
Kronos Worldwide, Inc.                               567                 16,324
Lyondell Chemical Co.                              3,977                100,896
MeadWestvaco Corp.                                 2,163                 57,341
NL Industries, Inc. (a)                              798                  7,932
Olin Corp.                                           945                 14,515
Packaging Corp. of America                         1,638                 38,002
PPG Industries, Inc.                               1,819                122,019
Quaker Chemical Corp.                                126                  2,451
RPM International, Inc.                            1,491                 28,314
Sensient Technologies Corp.                          546                 10,685
Southern Copper Corp. (a)                          6,891                637,418
Stepan Co.                                            84                  2,455
Wellman, Inc.                                        357                  1,424
Worthington Industries, Inc.                       1,050                 17,913
                                                                    ------------
Total Materials                                                       2,305,886
--------------------------------------------------------------------------------
Telecommunication Services--9.0%
Alaska Communications Systems Group, Inc.          1,029                 13,655
AT&T, Inc.                                        68,364              2,225,932
BellSouth Corp.                                   21,551                921,305
Citizens Communications Co.                        8,786                123,355
Commonwealth Telephone Enterprises, Inc.             441                 18,182
Consolidated Communications Holdings, Inc.           987                 18,467
CT Communications, Inc.                              189                  4,105
FairPoint Communications, Inc.                     1,428                 24,847
Iowa Telecommunications Services, Inc.               924                 18,286
North Pittsburgh Systems, Inc.                       168                  4,229
SureWest Communications                              210                  4,089
Verizon Communications, Inc.                      49,878              1,851,970
                                                                    ------------
Total Telecommunication Services                                      5,228,422
--------------------------------------------------------------------------------

                       See Notes to Financial Statements.


                                      WisdomTree Trust Domestic Equity Funds  23

Schedule of Investments (unaudited) (concluded)

WisdomTree High-Yielding Equity Fund
September 30, 2006

================================================================================
Investments                                       Shares            U.S. $ Value
--------------------------------------------------------------------------------
Utilities--10.6%
AGL Resources, Inc.                                1,134            $    41,391
ALLETE, Inc.                                         336                 14,599
Alliant Energy Corp.                               1,533                 54,774
Ameren Corp.                                       3,704                195,534
American Electric Power Co., Inc.                  6,077                221,020
Atmos Energy Corp.                                 1,386                 39,570
Black Hills Corp.                                    462                 15,528
Cascade Natural Gas Corp.                            189                  4,931
CenterPoint Energy, Inc.                           5,552                 79,505
Central Vermont Public Service Corp.                 189                  4,179
CH Energy Group, Inc.                                252                 12,970
Cleco Corp.                                          714                 18,021
Connecticut Water Service, Inc.                       84                  1,855
Consolidated Edison, Inc.                          4,607                212,843
Constellation Energy Group, Inc.                   1,828                108,218
Dominion Resources, Inc.                           5,029                384,668
DPL, Inc.                                          1,659                 44,992
DTE Energy Co.                                     3,234                134,243
Duke Energy Corp.                                 14,002                422,860
Duquesne Light Holdings, Inc.                      1,680                 33,029
Empire District Electric Co. (The)                   525                 11,750
Energy East Corp.                                  2,499                 59,276
Entergy Corp.                                      2,352                183,997
Exelon Corp.                                       7,275                440,429
FirstEnergy Corp.                                  4,404                246,007
FPL Group, Inc.                                    5,237                235,665
Great Plains Energy, Inc.                          1,575                 48,857
Hawaiian Electric Industries, Inc.                 1,323                 35,800
IDACORP, Inc.                                        546                 20,644
ITC Holdings Corp.                                   462                 14,414
KeySpan Corp.                                      2,814                115,768
Laclede Group, Inc. (The)                            315                 10,105
MGE Energy, Inc.                                     294                  9,520
Middlesex Water Co.                                  147                  2,827
National Fuel Gas Co.                              1,050                 38,168
New Jersey Resources Corp.                           315                 15,530
Nicor, Inc.                                          735                 31,429
NiSource, Inc.                                     4,397                 95,591
Northeast Utilities                                1,953                 45,446
Northwest Natural Gas Co.                            378                 14,848
NorthWestern Corp.                                   504                 17,630
NSTAR                                              1,617                 53,943
OGE Energy Corp.                                   1,470                 53,082
ONEOK, Inc.                                        1,449                 54,758
Otter Tail Corp.                                     420                 12,281
Peoples Energy Corp.                                 819                 33,292
PG&E Corp.                                         4,166                173,514
Piedmont Natural Gas Co. Inc.                      1,071                 27,107
Pinnacle West Capital Corp.                        1,806                 81,360
PNM Resources, Inc.                                  861                 23,738
PPL Corp.                                          5,048                166,079
Progress Energy, Inc.                              4,922                223,360
Public Service Enterprise Group, Inc.              3,275                200,397
Puget Energy, Inc.                                 1,932                 43,914
SCANA Corp.                                        1,743                 70,191
South Jersey Industries, Inc.                        336                 10,050
Southern Co.                                      11,965                412,314
Southwest Gas Corp.                                  399                 13,295
TECO Energy, Inc.                                  3,494                 54,681
TXU Corp.                                          6,182                386,499
UGI Corp.                                          1,197                 29,267
UIL Holdings Corp.                                   486                 18,225
Vectren Corp.                                      1,260                 33,831
Westar Energy, Inc.                                1,491                 35,053
WPS Resources Corp.                                  651                 32,309
Xcel Energy, Inc.                                  6,791                140,234
                                                                    ------------
Total Utilities                                                       6,121,205
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS(Cost: $55,236,051)                               57,347,726
================================================================================
SHORT-TERM INVESTMENT--0.5%
MONEY MARKET FUND--0.5%
Columbia Cash Reserves Fund, 4.92% (b)
(Cost: $282,908)                                 282,908                282,908
================================================================================
INVESTMENTS OF CASH COLLATERAL FOR
SECURITIES LOANED -1.5%
MONEY MARKET FUNDS (c) - 1.5%
UBS Enhanced Yield Portfolio, 5.30%              800,000                800,000
UBS Private Money Market Fund LLC, 5.23%          79,100                 79,100
                                                                    ------------
TOTAL INVESTMENTS OF CASH COLLATERAL FOR
SECURITIES LOANED
(Cost: $879,100) (d)                                                    879,100
================================================================================
TOTAL INVESTMENTS IN SECURITIES--101.2%
(Cost: $56,398,059) (e)                                              58,509,734
Liabilities in Excess of Cash and
Other Assets -- (1.2) %                                                (731,782)
                                                                    ------------
NET ASSETS--100.0%                                                  $57,777,952
================================================================================

*     Non-income producing security.
(a)   Security, or portion thereof, was on loan at September 30, 2006 (See Note
      2).
(b)   Rate shown represents annualized 7-day yield as of September 30, 2006.
(c)   Interest rates shown reflect yields as of September 30, 2006.
(d) At September 30, 2006, the total market value of the Fund's securities on loan was $854,248 and the total market value of the collateral held by the Fund was $879,100.
(e) Aggregate cost for Federal income tax purposes was substantially the same as for book purposes.

                       See Notes to Financial Statements.


24  WisdomTree Trust Domestic Equity Funds

Schedule of Investments (unaudited)

WisdomTree LargeCap Dividend Fund
September 30, 2006

================================================================================
Investments                                       Shares            U.S. $ Value
--------------------------------------------------------------------------------
COMMON STOCKS--99.4%
Consumer Discretionary--5.0%
Best Buy Co., Inc.                                 1,292           $     69,200
CBS Corp. Class B                                  8,710                245,361
Centex Corp.                                         152                  7,998
Clear Channel Communications, Inc.                 6,123                176,649
D.R. Horton, Inc.                                  1,710                 40,955
Eastman Kodak Co.                                  2,318                 51,923
Federated Department Stores, Inc.                  3,536                152,791
Fortune Brands, Inc.                               1,249                 93,812
Gannett Co., Inc.                                  2,090                118,775
Gap, Inc. (The)                                    6,734                127,609
General Motors Corp.                              12,249                407,401
Genuine Parts Co.                                  2,472                106,617
Hanesbrands, Inc.*                                 1,624                 36,556
Harley-Davidson, Inc.                              1,710                107,303
Harrah's Entertainment, Inc.                       1,634                108,547
Hilton Hotels Corp.                                1,102                 30,691
Home Depot, Inc. (The) (a)                        13,845                502,157
International Game Technology                      2,166                 89,889
J.C. Penney Co., Inc.                              1,331                 91,027
Johnson Controls, Inc.                             1,367                 98,069
Lennar Corp. Class A                                 608                 27,512
Limited Brands, Inc.                               4,451                117,907
Lowe's Cos., Inc.                                  2,662                 74,696
Marriott International Inc. Class A                1,140                 44,050
McDonald's Corp.                                  11,258                440,412
McGraw-Hill Cos., Inc. (The)                       2,128                123,488
News Corp. Class A                                 7,304                143,524
News Corp. Class B                                 2,700                 55,728
NIKE, Inc. Class B                                 1,355                118,725
Nordstrom, Inc.                                    1,292                 54,652
Omnicom Group, Inc.                                1,045                 97,812
Pulte Homes, Inc.                                    494                 15,739
Staples, Inc.                                      2,890                 70,314
Target Corp.                                       3,118                172,270
Time Warner Inc.                                  24,229                441,694
TJX Cos., Inc.                                     2,052                 57,518
Tribune Co.                                        3,650                119,428
Walt Disney Co. (The) (a)                          8,596                265,701
Yum! Brands, Inc.                                  1,178                 61,315
                                                                   -------------
Total Consumer Discretionary                                          5,165,815
--------------------------------------------------------------------------------
Consumer Staples--13.0%
Altria Group, Inc.                                43,647              3,341,177
Anheuser-Busch Cos., Inc.                          9,014                428,255
Archer-Daniels-Midland Co.                         3,574                135,383
Avon Products, Inc.                                4,641                142,293
Campbell Soup Co.                                  4,185                152,753
Clorox Co. (The)                                   1,411                 88,893
Coca-Cola Co. (The)                               32,476              1,451,028
Coca-Cola Enterprises, Inc.                        2,586                 53,866
Colgate-Palmolive Co.                              5,325                330,683
ConAgra Foods, Inc.                                8,026                196,476
Costco Wholesale Corp.                             1,824                 90,616
CVS Corp.                                          1,938                 62,249
General Mills, Inc.                                4,413                249,776
H.J. Heinz Co. Ltd.                                4,869                204,157
Hershey Co. (The)                                  1,520                 81,244
Kellogg Co.                                        4,717                233,586
Kimberly-Clark Corp.                               7,308                477,651
Kraft Foods, Inc. Class A                          6,810                242,845
Kroger Co. (The)                                   4,261                 98,600
PepsiCo, Inc.                                     13,811                901,306
Procter & Gamble Co.                              32,780              2,031,704
Reynolds American, Inc.                            6,465                400,636
Safeway, Inc.                                      1,634                 49,592
Sara Lee Corp.                                    15,443                248,169
Sysco Corp.                                        6,047                202,272
Walgreen Co.                                       2,814                124,913
Wal-Mart Stores, Inc.                             27,371              1,349,938
Whole Foods Market, Inc.                             570                 33,875
Wm. Wrigley Jr. Co.                                2,166                 99,766
                                                                   -------------
Total Consumer Staples                                               13,503,702
--------------------------------------------------------------------------------
Energy--8.4%
Anadarko Petroleum Corp.                           1,482                 64,956
Apache Corp.                                         912                 57,638
Baker Hughes, Inc.                                 1,259                 85,864
BJ Services Co.                                      874                 26,334
Chesapeake Energy Corp.                            1,102                 31,936
Chevron Corp.                                     32,011              2,076,233
ConocoPhillips                                    15,861                944,205
Devon Energy Corp.                                 1,482                 93,588
Diamond Offshore Drilling, Inc.                      342                 24,751
El Paso Corp.                                      4,033                 55,010
ENSCO International, Inc.                            152                  6,662
EOG Resources, Inc.                                  380                 24,719
Exxon Mobil Corp.                                 59,477              3,990,908
Halliburton Co.                                    3,881                110,414
Hess Corp.                                         1,064                 44,071
Kinder Morgan, Inc.                                2,367                248,180
Marathon Oil Corp.                                 3,000                230,700
Murphy Oil Corp.                                     760                 36,138
Noble Energy, Inc.                                   380                 17,324
Occidental Petroleum Corp.                         6,273                301,794
Peabody Energy Corp.                                 570                 20,965
Smith International, Inc.                            798                 30,962

                       See Notes to Financial Statements.


                                      WisdomTree Trust Domestic Equity Funds  25

WisdomTree LargeCap Dividend Fund
September 30, 2006

================================================================================
Investments                                       Shares            U.S. $ Value
--------------------------------------------------------------------------------
Sunoco, Inc.                                         798           $     49,628
Valero Energy Corp.                                1,140                 58,676
Williams Cos., Inc. (The)                          3,843                 91,732
XTO Energy, Inc.                                   1,216                 51,230
                                                                   -------------
Total Energy                                                          8,774,618
--------------------------------------------------------------------------------
Financials--30.0%
Aflac, Inc.                                        2,662                121,813
Allstate Corp. (The)                               7,988                501,087
AMBAC Financial Group, Inc.                          380                 31,445
American Express Co.                               5,211                292,233
American International Group, Inc. (a)            10,919                723,493
Ameriprise Financial, Inc.                         1,102                 51,684
AmSouth Bancorp.                                   6,085                176,708
AON Corp.                                          2,128                 72,075
Archstone-Smith Trust                              3,498                190,431
AvalonBay Communities, Inc.                          993                119,557
Bank of America Corp.                             94,551              5,065,096
Bank of New York Co., Inc. (The)                   8,292                292,376
BB&T Corp. (a)                                     9,546                417,924
Bear, Stearns & Co., Inc.                            456                 63,886
Boston Properties, Inc.                            1,532                158,317
Capital One Financial Corp.                          190                 14,945
Charles Schwab Corp. (The)                         3,460                 61,934
Chicago Mercantile Exchange Holdings Inc.             90                 43,043
Chubb Corp. (The)                                  3,995                207,580
CIT Group, Inc.                                    1,368                 66,526
Citigroup, Inc.                                   95,927              4,764,693
Comerica, Inc.                                     3,080                175,314
Countrywide Financial Corp.                        4,527                158,626
Equity Office Properties Trust                     6,696                266,233
Equity Residential                                 5,059                255,884
Fifth Third Bancorp                                9,888                376,535
Franklin Resources, Inc.                             657                 69,478
Freddie Mac                                        9,857                653,815
General Growth Properties, Inc.                    3,688                175,733
Genworth Financial, Inc. Class A                   1,862                 65,189
Golden West Financial Corp.                          714                 55,157
Goldman Sachs Group, Inc.                          1,817                307,382
Hartford Financial Services Group, Inc. (The)      2,837                246,110
Host Hotels & Resorts, Inc.                        4,641                106,418
Hudson City Bancorp, Inc.                          6,086                 80,640
JPMorgan Chase & Co.                              52,721              2,475,777
KeyCorp                                            7,000                262,080
Kimco Realty Corp.                                 3,422                146,701
Legg Mason, Inc.                                     342                 34,494
Lehman Brothers Holdings, Inc.                     1,707                126,079
Lincoln National Corp.                             4,261                264,523
Loews Corp.                                        1,520                 57,608
M&T Bank Corp.                                       841                100,886
Marsh & McLennan Cos., Inc.                        5,819                163,805
Marshall & Ilsley Corp.                            2,358                113,608
MBIA, Inc.                                         1,254                 77,046
Mellon Financial Corp.                             4,299                168,091
Merrill Lynch & Co., Inc. (a)                      5,582                436,624
Metlife, Inc.                                      3,764                213,344
Moody's Corp.                                        532                 34,782
Morgan Stanley                                     8,401                612,517
National City Corp. (a)                           12,021                439,969
North Fork Bancorp., Inc.                          7,380                211,363
Northern Trust Corp.                               1,748                102,136
PNC Financial Services Group, Inc. (The)           4,104                297,294
Principal Financial Group, Inc.                    1,672                 90,756
Progressive Corp. (The)                              418                 10,258
ProLogis                                           3,384                193,091
Prudential Financial, Inc.                         2,388                182,085
Public Storage, Inc.                               1,504                129,329
Regions Financial Corp.                            8,368                307,859
Simon Property Group, Inc.                         3,688                334,207
SLM Corp.                                          3,232                167,999
Sovereign Bancorp, Inc.                            2,662                 57,260
St. Paul Travelers Cos., Inc. (The)                7,000                328,230
State Street Corp.                                 1,938                120,931
SunTrust Banks, Inc.                               5,659                437,328
Synovus Financial Corp.                            4,147                121,797
T. Rowe Price Group, Inc.                          1,748                 83,642
U.S. Bancorp                                      36,094              1,199,043
UnionBanCal Corp.                                  1,558                 94,882
Vornado Realty Trust                               2,213                241,217
W.R. Berkley Corp.                                   380                 13,448
Wachovia Corp.                                    27,457              1,532,100
Washington Mutual, Inc. (a)                       21,563                937,344
Wells Fargo & Co. (a)                             50,562              1,829,332
Zions Bancorp.                                       902                 71,989
                                                                   -------------
Total Financials                                                     31,252,214
--------------------------------------------------------------------------------
Health Care--11.6%
Abbott Laboratories                               19,797                961,342
Aetna, Inc.                                          114                  4,509
Allergan, Inc.                                       266                 29,954
AmerisourceBergen Corp.                              190                  8,588
Baxter International, Inc.                         4,489                204,070
Becton Dickinson & Co.                             1,633                115,404
Biomet, Inc.                                         798                 25,688
Bristol-Myers Squibb Co.                          41,196              1,026,604
Cardinal Health, Inc.                                685                 45,032
Cigna Corp.                                           82                  9,538
Eli Lilly & Co.                                   15,140                862,980

                       See Notes to Financial Statements.


26  WisdomTree Trust Domestic Equity Funds

WisdomTree LargeCap Dividend Fund
September 30, 2006

================================================================================
Investments                                       Shares            U.S. $ Value
--------------------------------------------------------------------------------
HCA, Inc.                                          2,662           $    132,807
Johnson & Johnson                                 30,721              1,995,022
McKesson Corp.                                       646                 34,057
Medtronic, Inc.                                    4,223                196,116
Merck & Co., Inc.                                 43,699              1,830,988
Pfizer, Inc. (a)                                 131,271              3,722,846
Quest Diagnostics, Inc.                              722                 44,158
Schering-Plough Corp.                              7,912                174,776
Stryker Corp.                                        456                 22,613
UnitedHealth Group, Inc.                             342                 16,826
Wyeth (a)                                         12,781                649,786
                                                                   -------------
Total Health Care                                                    12,113,704
--------------------------------------------------------------------------------
Industrials--10.3%
3M Co.                                             8,514                633,612
American Standard Cos., Inc.                       1,558                 65,389
Avis Budget Group, Inc.                            1,174                 21,472
Boeing Co. (The)                                   5,735                452,205
Burlington Northern Santa Fe Corp.                 1,709                125,509
C.H. Robinson Worldwide, Inc.                        836                 37,269
Caterpillar, Inc.                                  4,379                288,138
CSX Corp.                                          1,747                 57,354
Deere & Co.                                        2,194                184,099
Dover Corp.                                        1,292                 61,292
Eaton Corp.                                        1,368                 94,187
Emerson Electric Co.                               4,098                343,658
Expeditors International Washington, Inc.            304                 13,552
FedEx Corp.                                          429                 46,624
Fluor Corp.                                          380                 29,218
General Dynamics Corp.                             2,734                195,946
General Electric Co. (a)                         138,794              4,899,429
Honeywell International, Inc.                      8,140                332,926
Illinois Tool Works, Inc.                          3,536                158,766
ITT Industries, Inc.                                 646                 33,120
Joy Global, Inc.                                     418                 15,721
L-3 Communications Holdings, Inc.                    494                 38,695
Lockheed Martin Corp.                              3,295                283,568
Masco Corp.                                        5,173                141,844
Norfolk Southern Corp.                             2,358                103,870
Northrop Grumman Corp.                             2,548                173,442
Paccar, Inc.                                       1,661                 94,710
Parker Hannifin Corp.                                676                 52,545
Pitney Bowes, Inc.                                 3,118                138,346
Precision Castparts Corp.                            114                  7,200
Raytheon Co.                                       4,299                206,395
Rockwell Automation, Inc.                          1,026                 59,611
Rockwell Collins, Inc.                               684                 37,511
Southwest Airlines Co.                               380                  6,331
Textron, Inc.                                      1,050                 91,875
Union Pacific Corp.                                1,621                142,648
United Parcel Service Inc. Class B                 5,778                415,669
United Technologies Corp.                          7,158                453,459
Waste Management, Inc.                             6,275                230,167
                                                                   -------------
Total Industrials                                                    10,767,372
--------------------------------------------------------------------------------
Information Technology--5.2%
Analog Devices, Inc.                               2,814                 82,703
Applied Materials, Inc.                            8,368                148,365
Automatic Data Processing, Inc.                    4,337                205,314
CA, Inc.                                           1,558                 36,909
Electronic Data Systems Corp.                      1,748                 42,861
Fidelity National Information Services, Inc.         418                 15,466
First Data Corp.                                   1,786                 75,012
Hewlett-Packard Co. (a)                           12,667                464,752
Intel Corp.                                       56,320              1,158,502
International Business Machines Corp.              7,063                578,742
KLA-Tencor Corp.                                     912                 40,557
Linear Technology Corp.                            2,434                 75,746
Maxim Integrated Products, Inc.                    1,976                 55,466
Microchip Technology, Inc.                         2,052                 66,526
Microsoft Corp. (a)                               63,315              1,730,399
Motorola, Inc.                                     8,064                201,600
National Semiconductor Corp.                         646                 15,200
Paychex, Inc.                                      2,700                 99,495
Qualcomm, Inc.                                     5,401                196,326
Texas Instruments, Inc.                            2,738                 91,039
Xilinx, Inc.                                       1,748                 38,369
                                                                   -------------
Total Information Technology                                          5,419,349
--------------------------------------------------------------------------------
Materials--3.7%
Air Products & Chemicals, Inc.                     2,132                141,501
Alcoa, Inc.                                        7,874                220,787
Dow Chemical Co. (The)                            16,431                640,479
E.I. du Pont de Nemours & Co.                     14,833                635,446
Ecolab, Inc.                                       1,216                 52,069
Freeport-McMoRan Copper & Gold Inc.
  Class B                                          1,786                 95,122
International Paper Co.                            6,541                226,515
Monsanto Co.                                       2,358                110,850
Newmont Mining Corp.                               1,558                 66,605
Nucor Corp.                                        1,102                 54,538
Phelps Dodge Corp.                                   936                 79,279
PPG Industries, Inc.                               2,320                155,626
Praxair, Inc.                                      2,700                159,732
Rohm & Haas Co.                                    2,434                115,250
Southern Copper Corp. (a)                          8,883                821,677
Vulcan Materials Co.                                 798                 62,444
Weyerhaeuser Co.                                   3,118                191,851
                                                                   -------------
Total Materials                                                       3,829,771
--------------------------------------------------------------------------------

                       See Notes to Financial Statements.


                                      WisdomTree Trust Domestic Equity Funds  27

Schedule of Investments (unaudited) (concluded)

WisdomTree LargeCap Dividend Fund
September 30, 2006

================================================================================
Investments                                       Shares            U.S. $ Value
--------------------------------------------------------------------------------
Telecommunication Services--6.5%
ALLTEL Corp.                                       4,261           $    236,486
AT&T, Inc. (a)                                    88,376              2,877,522
BellSouth Corp.                                   27,872              1,191,528
Sprint Nextel Corp.                                5,059                 86,762
Verizon Communications, Inc.                      64,469              2,393,734
                                                                   -------------
Total Telecommunication Services                                      6,786,032
--------------------------------------------------------------------------------
Utilities--5.7%
Ameren Corp.                                       4,793                253,022
American Electric Power Co., Inc.                  7,912                287,759
Consolidated Edison, Inc.                          5,971                275,860
Constellation Energy Group, Inc.                   2,242                132,726
Dominion Resources, Inc.                           6,456                493,820
Duke Energy Corp.                                 20,123                607,716
Edison International                               3,957                164,769
Entergy Corp.                                      3,071                240,244
Exelon Corp.                                       9,280                561,811
FirstEnergy Corp.                                  5,591                312,313
FPL Group, Inc.                                    6,772                304,740
PG&E Corp.                                         5,401                224,952
PPL Corp.                                          6,541                215,199
Progress Energy, Inc.                              6,389                289,933
Public Service Enterprise Group, Inc.              4,109                251,430
Sempra Energy                                      3,118                156,680
Southern Co. (a)                                  15,519                534,785
TXU Corp.                                          7,874                492,282
Xcel Energy, Inc.                                  8,824                182,216
                                                                   -------------
Total Utilities                                                       5,982,257
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS (Cost: $99,509,834)                             103,594,834
================================================================================
SHORT-TERM INVESTMENT--0.1%
MONEY MARKET FUND--0.1%
Columbia Cash Reserves Fund, 4.92% (b)
(Cost: $86,157)                                   86,157                 86,157
================================================================================
INVESTMENTS OF CASH COLLATERAL FOR
SECURITIES LOANED--16.0%
MONEY MARKET FUNDS (c)--16.0%
AIM Liquid Assets Portfolio, 5.21%               267,200                267,200
AIM Prime Portfolio, 5.22%                        15,605                 15,605
UBS Enhanced Yield Portfolio, 5.30%            5,700,000              5,700,000
UBS Private Money Market Fund LLC, 5.23%      10,647,400             10,647,400
                                                                   -------------
TOTAL INVESTMENTS OF CASH COLLATERAL FOR
SECURITIES LOANED (Cost: $16,630,205) (d)                            16,630,205
================================================================================
TOTAL INVESTMENTS IN SECURITIES--115.5%
(Cost: $116,226,196) (e)                                            120,311,196
Liabilities in Excess of Cash and
Other Assets -- (15.5)%                                             (16,132,142)
                                                                   -------------
NET ASSETS--100.0%                                                 $104,179,054
================================================================================
*     Non-income producing security.
(a)   Security, or portion thereof, was on loan at September 30, 2006 (See Note
      2).
(b)   Rate shown represents annualized 7-day yield as of September 30, 2006.
(c)   Interest rates shown reflect yields as of September 30, 2006.
(d) At September 30, 2006, the total market value of the Fund's securities on loan was $16,096,155 and the total market value of the collateral held by the Fund was $16,630,205.
(e) Aggregate cost for Federal income tax purposes was substantially the same as for book purposes.

                       See Notes to Financial Statements.


28  WisdomTree Trust Domestic Equity Funds

Schedule of Investments (unaudited)

WisdomTree Dividend Top 100 Fund
September 30, 2006

================================================================================
Investments                                       Shares            U.S. $ Value
--------------------------------------------------------------------------------
COMMON STOCKS--99.1%
Consumer Discretionary--5.8%
CBS Corp. Class B                                  8,739            $   246,178
Clear Channel Communications, Inc.                 7,009                202,210
General Motors Corp. (a)                          18,010                599,012
Genuine Parts Co.                                  5,710                246,272
Limited Brands, Inc.                               7,995                211,788
Tribune Co.                                        7,586                248,214
                                                                    ------------
Total Consumer Discretionary                                          1,753,674
--------------------------------------------------------------------------------
Consumer Staples--10.9%
Altria Group, Inc.                                 5,077                388,644
Anheuser-Busch Cos., Inc.                          4,812                228,618
Coca-Cola Co. (The)                                5,695                254,453
ConAgra Foods, Inc.                               12,515                306,367
General Mills, Inc.                                4,320                244,512
H.J. Heinz Co. Ltd.                                6,809                285,501
Kellogg Co.                                        4,642                229,872
Kimberly-Clark Corp.                               4,716                308,238
Kraft Foods, Inc. Class A                          7,995                285,102
Reynolds American, Inc.                            7,187                445,379
Sara Lee Corp.                                    19,463                312,770
                                                                    ------------
Total Consumer Staples                                                3,289,456
--------------------------------------------------------------------------------
Energy--2.1%
Chevron Corp.                                      4,319                280,130
Kinder Morgan, Inc.                                3,332                349,361
                                                                    ------------
Total Energy                                                            629,491
--------------------------------------------------------------------------------
Financials--36.6%
Allstate Corp. (The)                               4,200                263,466
AmSouth Bancorp.                                  11,276                327,455
Archstone-Smith Trust                              5,954                324,136
AvalonBay Communities, Inc.                        2,152                259,101
Bank of America Corp.                              7,776                416,560
Bank of New York Co., Inc. (The)                   5,160                181,942
BB&T Corp.                                         7,988                349,715
Boston Properties, Inc.                            2,446                252,770
Citigroup, Inc.                                    7,087                352,011
Comerica, Inc.                                     5,678                323,192
Equity Office Properties Trust                     9,397                373,625
Equity Residential                                 6,547                331,147
Fifth Third Bancorp                                7,941                302,393
Freddie Mac                                        4,005                265,652
General Growth Properties, Inc.                    5,499                262,027
Host Hotels & Resorts, Inc.                        9,768                223,980
JPMorgan Chase & Co.                               6,354                298,384
KeyCorp                                            8,198                306,933
Kimco Realty Corp.                                 6,527                279,812
Lincoln National Corp.                             8,853                549,593
Marsh & McLennan Cos., Inc.                        6,281                176,810
Mellon Financial Corp.                             5,202                203,398
National City Corp.                                9,831                359,815
North Fork Bancorp., Inc.                          9,535                273,082
PNC Financial Services Group, Inc. (The)           3,599                260,712
ProLogis                                           4,562                260,308
Public Storage, Inc.                               2,467                212,137
Regions Financial Corp.                            9,165                337,180
Simon Property Group, Inc.                         3,473                314,723
SunTrust Banks, Inc.                               3,717                287,250
Synovus Financial Corp.                            8,472                248,823
U.S. Bancorp                                      11,397                378,608
UnionBanCal Corp.                                  2,772                168,815
Vornado Realty Trust                               2,830                308,470
Wachovia Corp.                                     5,272                294,178
Washington Mutual, Inc.                            8,952                389,143
Wells Fargo & Co.                                  8,192                296,387
                                                                    ------------
Total Financials                                                     11,013,733
--------------------------------------------------------------------------------
Health Care--5.4%
Abbott Laboratories                                5,297                257,222
Bristol-Myers Squibb Co.                          14,498                361,290
Eli Lilly & Co.                                    4,186                238,602
Merck & Co., Inc.                                  9,776                409,615
Pfizer, Inc.                                      12,136                344,177
                                                                    ------------
Total Health Care                                                     1,610,906
--------------------------------------------------------------------------------
Industrials--3.6%
3M Co.                                             2,600                193,492
Avis Budget Group, Inc.                            1,171                 21,418
General Electric Co.                               6,600                232,980
Masco Corp.                                        6,677                183,083
Pitney Bowes, Inc.                                 5,639                250,202
Waste Management, Inc.                             5,669                207,939
                                                                    ------------
Total Industrials                                                     1,089,114
--------------------------------------------------------------------------------
Materials--8.6%
Dow Chemical Co. (The)                             7,279                283,735
E.I. du Pont de Nemours & Co.                      6,676                286,000
International Paper Co.                            6,644                230,082
PPG Industries, Inc.                               3,816                255,977
Rohm & Haas Co.                                    3,994                189,116
Southern Copper Corp. (a)                         12,431              1,149,868
Weyerhaeuser Co.                                   3,104                190,989
                                                                    ------------
Total Materials                                                       2,585,767
--------------------------------------------------------------------------------

                       See Notes to Financial Statements.


                                      WisdomTree Trust Domestic Equity Funds  29

Schedule of Investments (unaudited) (concluded)

WisdomTree Dividend Top 100 Fund
September 30, 2006

================================================================================
Investments                                       Shares            U.S. $ Value
--------------------------------------------------------------------------------
Telecommunication Services--4.6%
ALLTEL Corp.                                       3,031            $   168,221
AT&T Inc.                                         14,674                477,785
BellSouth Corp.                                    7,817                334,177
Verizon Communications, Inc.                      11,131                413,294
                                                                    ------------
Total Telecommunication Services                                      1,393,477
--------------------------------------------------------------------------------
Utilities--21.5%
Ameren Corp.                                       8,176                431,611
American Electric Power Co., Inc.                 10,243                372,538
Consolidated Edison, Inc.                          9,753                450,588
Constellation Energy Group, Inc.                   4,092                242,246
Dominion Resources, Inc.                           4,636                354,608
Duke Energy Corp.                                 11,419                344,854
Edison International                               5,108                212,697
Entergy Corp.                                      3,661                286,400
Exelon Corp.                                       4,614                279,332
FirstEnergy Corp.                                  5,949                332,311
FPL Group, Inc.                                    7,512                338,040
PG&E Corp.                                         6,978                290,634
PPL Corp.                                         10,024                329,790
Progress Energy, Inc.                             10,069                456,930
Public Service Enterprise Group, Inc.              4,475                273,825
Sempra Energy                                      4,530                227,633
Southern Co.                                      11,321                390,122
TXU Corp.                                          6,524                407,880
Xcel Energy, Inc.                                 21,106                435,839
                                                                    ------------
Total Utilities                                                       6,457,878
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $29,265,754)                                                  29,823,496
================================================================================
SHORT-TERM INVESTMENT--0.6%
MONEY MARKET FUND--0.6%
Columbia Cash Reserves Fund, 4.92% (b)
(Cost: $186,466)                                 186,466                186,466
================================================================================
INVESTMENTS OF CASH COLLATERAL FOR
SECURITIES LOANED -4.9%
MONEY MARKET FUNDS (c) - 4.9%
UBS Enhanced Yield Portfolio, 5.30%              900,000                900,000
UBS Private Money Market Fund LLC, 5.23%         577,500                577,500
                                                                    ------------
TOTAL INVESTMENTS OF CASH COLLATERAL
FOR SECURITIES LOANED
(Cost: $1,477,500) (d)                                                1,477,500
================================================================================
TOTAL INVESTMENTS IN SECURITIES --104.6%
(Cost: $30,929,720) (e)                                              31,487,462
Liabilities in Excess of Cash and
Other Assets -- (4.6)%                                               (1,403,699)
                                                                    ------------
NET ASSETS--100.0%                                                  $30,083,763
================================================================================

(a)   Security, or portion thereof, was on loan at September 30, 2006 (See Note
      2).
(b)   Rate shown represents annualized 7-day yield as of September 30, 2006.
(c)   Interest rates shown reflect yields as of September 30, 2006.
(d) At September 30, 2006, the total market value of the Fund's securities on loan was $1,416,600 and the total market value of the collateral held by the Fund was $1,477,500.
(e) Aggregate cost for Federal income tax purposes was substantially the same as for book purposes.

                       See Notes to Financial Statements.


30  WisdomTree Trust Domestic Equity Funds

Schedule of Investments (unaudited)

WisdomTree MidCap Dividend Fund
September 30, 2006

================================================================================
Investments                                       Shares            U.S. $ Value
--------------------------------------------------------------------------------
COMMON STOCKS--98.9%
Consumer Discretionary--11.6%
Abercrombie & Fitch Co. Class A                      625            $    43,425
Advance Auto Parts, Inc.                             364                 11,990
American Eagle Outfitters, Inc.                      869                 38,088
Applebee's International, Inc.                       350                  7,529
Barnes & Noble, Inc.                                 497                 18,856
Beazer Homes USA, Inc.                               140                  5,466
bebe stores, inc.                                    455                 11,275
Belo Corp. Class A                                 1,058                 16,727
Black & Decker Corp. (The)                           800                 63,480
Borders Group, Inc.                                  609                 12,424
BorgWarner, Inc.                                     372                 21,267
Boyd Gaming Corp.                                    518                 19,912
Brinker International, Inc.                          469                 18,802
Brunswick Corp.                                      834                 26,012
CBRL Group, Inc.                                     322                 13,018
Choice Hotels International, Inc.                    449                 18,364
Circuit City Stores, Inc.                            294                  7,382
Claire's Stores, Inc.                                595                 17,350
Darden Restaurants, Inc.                             855                 36,312
Dillard's, Inc. Class A                              259                  8,477
Dollar General Corp.                               2,060                 28,078
Domino's Pizza, Inc.                                 651                 16,698
Dow Jones & Co., Inc.                                925                 31,025
E.W. Scripps Co. (The) Class A                       715                 34,270
Family Dollar Stores, Inc.                         1,408                 41,170
Foot Locker, Inc.                                  1,345                 33,961
Gentex Corp.                                       1,821                 25,876
H&R Block, Inc.                                    4,398                 95,613
Harte-Hanks, Inc.                                    413                 10,883
Hasbro, Inc.                                       2,355                 53,576
John Wiley & Sons, Inc. Class A                      252                  9,075
Jones Apparel Group, Inc.                            897                 29,099
KB Home                                              820                 35,916
Leggett & Platt, Inc.                              2,786                 69,734
Lennar Corp. Class B                                 217                  9,118
Liz Claiborne, Inc.                                  336                 13,275
Mattel, Inc.                                       6,227                122,672
MDC Holdings, Inc.                                   399                 18,534
Men's Wearhouse, Inc. (The)                          168                  6,251
Meredith Corp.                                       259                 12,776
Michaels Stores, Inc.                                806                 35,093
New York Times Co. Class A                         2,172                 49,913
Newell Rubbermaid, Inc.                            5,324                150,776
OfficeMax, Inc.                                      806                 32,836
OSI Restaurant Partners, Inc.                        511                 16,204
PetSmart, Inc.                                       350                  9,713
Phillips-Van Heusen Corp.                             91                  3,801
Polaris Industries, Inc.                             546                 22,468
Polo Ralph Lauren Corp.                              190                 12,291
Pool Corp.                                           231                  8,894
RadioShack Corp.                                   1,016                 19,609
Ross Stores, Inc.                                    679                 17,253
Ruby Tuesday, Inc.                                    49                  1,381
Ryland Group, Inc. (The)                             182                  7,864
Service Corp. International                        2,201                 20,557
ServiceMaster Co. (The)                            5,709                 63,998
Sherwin-Williams Co. (The)                         1,576                 87,909
Snap-On, Inc.                                        953                 42,456
Speedway Motorsports, Inc.                           210                  7,646
Standard-Pacific Corp.                               182                  4,277
Stanley Works (The)                                1,100                 54,835
Station Casinos, Inc.                                506                 29,262
Thor Industries, Inc.                                168                  6,917
Tiffany & Co.                                        700                 23,240
United Auto Group, Inc.                              602                 14,087
VF Corp.                                           1,379                100,598
Warner Music Group Corp.                           2,053                 53,275
Weight Watchers International, Inc.                  785                 34,807
Wendy's International, Inc.                          744                 49,848
Whirlpool Corp.                                      849                 71,409
                                                                    ------------
Total Consumer Discretionary                                          2,166,973
--------------------------------------------------------------------------------
Consumer Staples--5.2%
Alberto-Culver Co.                                   553                 27,976
Brown-Forman Corp. Class A                           492                 38,066
Brown-Forman Corp. Class B                           569                 43,614
Church & Dwight Co., Inc.                            238                  9,308
Corn Products International, Inc.                    462                 15,033
Del Monte Foods Co.                                1,555                 16,250
Estee Lauder Cos., Inc. (The) Class A                785                 31,659
Flowers Foods, Inc.                                  469                 12,607
Hormel Foods Corp.                                 1,317                 47,386
J.M. Smucker Co. (The)                               918                 44,018
Loews Corp.                                        1,752                 97,043
Longs Drug Stores Corp.                              259                 11,917
McCormick & Co., Inc.                              1,450                 55,071
Molson Coors Brewing Co. Class B                     695                 47,886
Pepsi Bottling Group, Inc.                         1,998                 70,929
PepsiAmericas, Inc.                                1,562                 33,333
Seaboard Corp.                                         7                  8,435
Supervalu, Inc.                                    1,653                 49,011
Tyson Foods, Inc. Class A                          1,702                 27,028
UST, Inc.                                          5,162                283,032
                                                                    ------------
Total Consumer Staples                                                  969,602
--------------------------------------------------------------------------------

                       See Notes to Financial Statements.


                                      WisdomTree Trust Domestic Equity Funds  31

WisdomTree MidCap Dividend Fund
September 30, 2006

================================================================================
Investments                                       Shares            U.S. $ Value
--------------------------------------------------------------------------------
Energy--0.9%
Arch Coal, Inc.                                      315            $     9,107
Cabot Oil & Gas Corp.                                 91                  4,362
Cimarex Energy Co.                                   175                  6,158
Consol Energy, Inc.                                  792                 25,130
Foundation Coal Holdings, Inc.                       126                  4,079
Frontier Oil Corp.                                   168                  4,465
Helmerich & Payne, Inc.                              280                  6,448
Holly Corp.                                          182                  7,886
Massey Energy Co.                                    203                  4,251
Overseas Shipholding Group, Inc.                     418                 25,819
Patterson-UTI Energy, Inc.                           497                 11,809
Pioneer Natural Resources Co.                        406                 15,883
Pogo Producing Co.                                   196                  8,026
Range Resources Corp.                                217                  5,477
St. Mary Land & Exploration Co.                       77                  2,827
Tesoro Corp.                                         253                 14,669
Tidewater, Inc.                                      364                 16,085
W&T Offshore, Inc.                                   112                  3,272
                                                                    ------------
Total Energy                                                            175,753
--------------------------------------------------------------------------------
Financials--47.7%
AG Edwards, Inc.                                     693                 36,923
Alexandria Real Estate Equities, Inc.                407                 38,177
AMB Property Corp.                                 1,798                 99,088
American Capital Strategies, Ltd. (a)              6,739                265,988
American Financial Group, Inc.                       595                 27,923
American National Insurance Co.                      457                 52,966
AmerUs Group Co.                                     169                 11,494
Apartment Investment & Management Co.
  Class A                                          2,870                156,157
Arthur J. Gallagher & Co.                          2,397                 63,928
Associated Banc-Corp                               2,509                 81,543
Assurant, Inc.                                       490                 26,171
Astoria Financial Corp.                            1,856                 57,202
BancorpSouth, Inc.                                 1,450                 40,252
Bank of Hawaii Corp.                                 813                 39,154
BlackRock, Inc.                                      155                 23,095
BOK Financial Corp.                                  329                 17,305
Brandywine Realty Trust                            2,793                 90,912
BRE Properties, Inc. Class A                       1,115                 66,599
Brown & Brown, Inc.                                  483                 14,760
Camden Property Trust                              1,122                 85,283
CapitalSource, Inc.                                7,879                203,436
Capitol Federal Financial                          2,674                 95,087
Cathay General Bancorp                               273                  9,855
CBL & Associates Properties, Inc.                  1,590                 66,637
Cincinnati Financial Corp.                         3,220                154,753
City National Corp.                                  632                 42,382
Colonial BancGroup, Inc. (The)                     2,439                 59,756
Colonial Properties Trust                          1,408                 67,316
Commerce Bancorp, Inc. (a)                         1,366                 50,146
Commerce Bancshares, Inc.                            729                 36,866
Commerce Group, Inc.                               1,331                 39,997
Compass Bancshares, Inc.                           2,394                136,410
Corporate Office Properties Trust                    567                 25,379
Corus Bankshares, Inc.                               869                 19,431
Cousins Properties, Inc.                           1,289                 44,097
Crescent Real Estate Equities Co.                  4,194                 91,471
Cullen/Frost Bankers, Inc.                           723                 41,804
Developers Diversified Realty Corp.                2,752                153,452
Downey Financial Corp.                               113                  7,519
Duke Realty Corp.                                  3,872                144,619
East West Bancorp, Inc.                              168                  6,654
Eaton Vance Corp.                                  1,086                 31,342
Equity One, Inc.                                   2,137                 51,224
Erie Indemnity Co. Class A                           953                 49,909
Essex Property Trust, Inc.                           428                 51,959
Federal Realty Investment Trust                      926                 68,802
Federated Investors Inc. Class B                     946                 31,984
Fidelity National Financial, Inc.                  2,849                118,661
First American Corp.                               1,016                 43,017
First Citizens BancShares, Inc. Class A               50                  9,555
First Horizon National Corp.                       3,185                121,062
First Industrial Realty Trust, Inc.                1,674                 73,656
First Marblehead Corp. (The)                         484                 33,522
First Midwest Bancorp, Inc.                          855                 32,396
First Niagara Financial Group, Inc.                1,949                 28,416
FirstMerit Corp.                                   2,095                 48,541
Forest City Enterprises, Inc. Class A                217                 11,783
Fremont General Corp.                                911                 12,745
Fulton Financial Corp.                             3,403                 55,095
Global Signal, Inc.                                1,709                 86,441
Greenhill & Co., Inc.                                183                 12,265
HCC Insurance Holdings, Inc.                         553                 18,183
Health Care Property Investors, Inc.               4,742                147,239
Health Care REIT, Inc.                             2,200                 88,022
Healthcare Realty Trust, Inc.                      1,940                 74,515
Heritage Property Investment Trust, Inc.           1,464                 53,377
Highwoods Properties, Inc.                         1,569                 58,382
Home Properties, Inc.                                926                 52,930
Hospitality Properties Trust                       2,800                132,160
HRPT Properties Trust                              8,727                104,288
Huntington Bancshares, Inc.                        5,982                143,149
IndyMac Bancorp, Inc.                              1,597                 65,733
International Bancshares Corp.                       813                 24,130
Investors Financial Services Corp.                    70                  3,016

                       See Notes to Financial Statements.


32  WisdomTree Trust Domestic Equity Funds

WisdomTree MidCap Dividend Fund
September 30, 2006

================================================================================
Investments                                       Shares            U.S. $ Value
--------------------------------------------------------------------------------
iStar Financial, Inc.                              5,289            $   220,551
Janus Capital Group, Inc.                            210                  4,141
Jefferies Group, Inc.                                700                 19,950
Jones Lang LaSalle, Inc.                             155                 13,249
Kilroy Realty Corp.                                  492                 37,067
KKR Financial Corp.                                3,332                 81,767
LaSalle Hotel Properties                             665                 28,821
Leucadia National Corp.                              541                 14,158
Liberty Property Trust                             2,669                127,552
Macerich Co. (The)                                 1,602                122,329
Mack-Cali Realty Corp.                             1,877                 97,229
Maguire Properties, Inc.                           1,156                 47,095
Mercantile Bankshares Corp.                        1,919                 69,602
Mercury General Corp.                              1,122                 55,662
MGIC Investment Corp.                                779                 46,717
Mills Corp. (The)                                  2,926                 48,893
National Financial Partners Corp.                    224                  9,191
Nationwide Financial Services, Inc. Class A          693                 33,333
New Century Financial Corp. (a)                    4,993                196,275
New Plan Excel Realty Trust, Inc.                  2,926                 79,148
New York Community Bancorp, Inc.                   8,958                146,732
NewAlliance Bancshares, Inc.                         967                 14,167
Nuveen Investments, Inc. Class A                     792                 40,574
Ohio Casualty Corp.                                  413                 10,684
Old Republic International Corp.                   3,424                 75,842
optionsXpress Holdings, Inc.                         245                  6,831
Pacific Capital Bancorp                              700                 18,879
Pan Pacific Retail Properties, Inc.                  877                 60,881
Pennsylvania Real Estate Investment Trust          1,093                 46,529
People's Bank                                      2,200                 87,142
Phoenix Cos., Inc. (The)                             637                  8,918
Plum Creek Timber Co., Inc.                        4,629                157,571
PMI Group, Inc. (The)                                231                 10,120
Post Properties, Inc.                                981                 46,617
Protective Life Corp.                                630                 28,823
Radian Group, Inc.                                    85                  5,100
Raymond James Financial, Inc.                        700                 20,468
Rayonier, Inc.                                     1,814                 68,569
Realty Income Corp.                                2,982                 73,685
Reckson Associates Realty Corp.                    1,772                 75,842
Regency Centers Corp.                              1,483                101,971
Reinsurance Group of America, Inc.                   266                 13,813
Safeco Corp.                                       1,517                 89,397
SEI Investments Co.                                  315                 17,700
Sky Financial Group, Inc.                          2,172                 54,083
SL Green Realty Corp.                                604                 67,467
South Financial Group, Inc. (The)                  1,121                 29,180
St. Joe Co. (The) (a)                                441                 24,198
Stancorp Financial Group, Inc.                       364                 16,245
Student Loan Corp.                                   232                 44,586
Sunstone Hotel Investors, Inc.                     1,373                 40,806
Taubman Centers, Inc.                                862                 38,290
TCF Financial Corp.                                2,772                 72,876
TD Banknorth Inc.                                  3,963                114,451
Texas Regional Bancshares, Inc. Class A              595                 22,878
Thornburg Mortgage, Inc. (a)                       6,234                158,780
Torchmark Corp.                                      478                 30,167
Transatlantic Holdings, Inc.                         396                 23,922
Trizec Properties, Inc.                            2,842                 82,162
Trustmark Corp.                                      855                 26,873
UCBH Holdings, Inc.                                  343                  5,989
United Bankshares, Inc.                              679                 25,272
United Dominion Realty Trust, Inc.                 3,417                103,193
Unitrin, Inc.                                      1,499                 66,211
UnumProvident Corp.                                2,537                 49,192
Valley National Bancorp                            2,312                 59,118
Ventas, Inc.                                       2,870                110,610
Waddell & Reed Financial, Inc. Class A             1,254                 31,037
Washington Federal, Inc.                           1,660                 37,250
Webster Financial Corp.                              630                 29,679
Weingarten Realty Investors                        2,376                102,216
Wesco Financial Corp.                                 36                 15,732
Westamerica Bancorp.                                 448                 22,628
Whitney Holding Corp.                              1,114                 39,848
Wilmington Trust Corp.                             1,086                 48,381
Zenith National Insurance Corp.                      497                 19,825
                                                                    ------------
Total Financials                                                      8,922,216
--------------------------------------------------------------------------------
Health Care--2.2%
Applera Corp.                                        658                 21,786
Bausch & Lomb, Inc.                                  252                 12,633
Beckman Coulter, Inc.                                421                 24,233
Brookdale Senior Living, Inc.                      1,387                 64,386
C.R. Bard, Inc.                                      485                 36,375
Cooper Cos., Inc. (The)                               28                  1,498
Dade Behring Holdings, Inc.                          287                 11,526
DENTSPLY International, Inc.                         479                 14,423
Health Management Associates, Inc. Class A         1,541                 32,207
Hillenbrand Industries, Inc.                         811                 46,211
IMS Health, Inc.                                     532                 14,172
Manor Care, Inc.                                     658                 34,400
Medicis Pharmaceutical Corp. Class A                 112                  3,623
Mentor Corp.                                         406                 20,458
Mylan Laboratories, Inc.                           1,240                 24,961
Omnicare, Inc.                                       112                  4,826
PerkinElmer, Inc.                                    876                 16,583
Pharmaceutical Product Development, Inc.             189                  6,745

                       See Notes to Financial Statements.


                                      WisdomTree Trust Domestic Equity Funds  33

WisdomTree MidCap Dividend Fund
September 30, 2006

================================================================================
Investments                                       Shares            U.S. $ Value
--------------------------------------------------------------------------------
STERIS Corp.                                         252            $     6,063
Universal Health Services, Inc. Class B              268                 16,061
                                                                    ------------
Total Health Care                                                       413,170
--------------------------------------------------------------------------------
Industrials--7.2%
Actuant Corp. Class A                                 21                  1,052
Acuity Brands, Inc.                                  392                 17,797
Adesa, Inc.                                          581                 13,427
Alexander & Baldwin, Inc.                            483                 21,431
American Power Conversion Corp.                    1,954                 42,910
Ametek, Inc.                                         217                  9,450
Aramark Corp. Class B                                651                 21,392
Avery Dennison Corp.                               1,795                108,004
Brady Corp. Class A                                  364                 12,798
Briggs & Stratton Corp.                              743                 20,470
Brink's Co. (The)                                     85                  4,510
Carlisle Cos., Inc.                                  232                 19,511
Cintas Corp.                                         792                 32,337
Clarcor, Inc.                                        224                  6,830
Con-way, Inc.                                        260                 11,653
Crane Co.                                            427                 17,849
Cummins, Inc.                                        330                 39,346
Donaldson Co., Inc.                                  448                 16,531
DRS Technologies, Inc.                                49                  2,140
Equifax, Inc.                                        322                 11,821
Fastenal Co.                                         736                 28,388
Florida East Coast Industries, Inc.                  173                  9,875
GATX Corp.                                           595                 24,615
Goodrich Corp.                                     1,296                 52,513
Graco, Inc.                                          504                 19,686
Granite Construction Inc.                            196                 10,457
Harsco Corp.                                         400                 31,060
Heartland Express, Inc.                              203                  3,183
Herman Miller, Inc.                                  385                 13,171
HNI Corp.                                            364                 15,135
Hubbell, Inc. Class B                                771                 36,931
IDEX Corp.                                           287                 12,355
IKON Office Solutions, Inc.                          862                 11,585
JB Hunt Transport Services, Inc.                   1,317                 27,354
JLG Industries, Inc.                                  42                    832
Kennametal, Inc.                                     287                 16,259
Knight Transportation, Inc.                          196                  3,322
Laidlaw International, Inc.                        1,275                 34,846
Landstar System, Inc.                                 77                  3,288
Lennox International, Inc.                           602                 13,786
Lincoln Electric Holdings, Inc.                      365                 19,874
Manitowoc Co., Inc. (The)                            210                  9,406
Manpower, Inc.                                       499                 30,574
MSC Industrial Direct Co., Inc. Class A              273                 11,122
Nordson Corp.                                        252                 10,045
Oshkosh Truck Corp.                                  266                 13,425
Pall Corp.                                         1,016                 31,303
Pentair, Inc.                                        799                 20,926
Republic Services, Inc.                            1,044                 41,979
Robert Half International, Inc.                      813                 27,618
Roper Industries, Inc.                               238                 10,648
RR Donnelley & Sons Co.                            3,984                131,312
Ryder System, Inc.                                   583                 30,129
Simpson Manufacturing Co., Inc. (a)                  203                  5,487
Skywest, Inc.                                        140                  3,433
SPX Corp.                                            667                 35,644
Teleflex, Inc.                                       336                 18,695
Timken Co. (The)                                   1,002                 29,840
Toro Co. (The)                                       182                  7,675
Trinity Industries, Inc.                             224                  7,206
W.W. Grainger, Inc.                                  681                 45,641
Wabtec Corp.                                          35                    950
Walter Industries, Inc.                               56                  2,390
Watsco, Inc.                                         176                  8,098
                                                                    ------------
Total Industrials                                                     1,353,320
--------------------------------------------------------------------------------
Information Technology--1.6%
Acxiom Corp.                                         385                  9,494
Adtran, Inc.                                         609                 14,519
Amphenol Corp. Class A                               200                 12,386
AVX Corp.                                            841                 14,877
CDW Corp.                                            343                 21,156
Diebold, Inc.                                        820                 35,694
Factset Research Systems, Inc.                       126                  6,120
Fair Isaac Corp.                                      77                  2,816
Global Payments, Inc.                                 70                  3,081
Harris Corp.                                         525                 23,357
Intersil Corp. Class A                               560                 13,748
Jack Henry & Associates, Inc.                        504                 10,972
Molex, Inc.                                          350                 13,640
Molex, Inc. Class A                                  329                 10,827
MoneyGram International, Inc.                        252                  7,323
National Instruments Corp.                           336                  9,186
Plantronics, Inc.                                    154                  2,700
Reynolds & Reynolds Co. (The) Class A                553                 21,849
Sabre Holdings Corp. Class A                       1,289                 30,150
Symbol Technologies, Inc.                            273                  4,057
Tektronix, Inc.                                      315                  9,113
Total System Services, Inc.                        1,366                 31,186
                                                                    ------------
Total Information Technology                                            308,251
--------------------------------------------------------------------------------

                       See Notes to Financial Statements.


34  WisdomTree Trust Domestic Equity Funds

WisdomTree MidCap Dividend Fund
September 30, 2006

================================================================================
Investments                                       Shares            U.S. $ Value
--------------------------------------------------------------------------------
Materials--6.8%
Airgas, Inc.                                         273            $     9,874
Albemarle Corp.                                      399                 21,678
Allegheny Technologies, Inc.                         459                 28,545
Aptargroup, Inc.                                     294                 14,959
Ashland, Inc.                                        653                 41,648
Ball Corp.                                           546                 22,086
Bemis Co.                                          1,457                 47,877
Bowater, Inc.                                        876                 18,019
Cabot Corp.                                          686                 25,519
Carpenter Technology Corp.                           113                 12,149
Celanese Corp. Series A                              693                 12,405
Chemtura Corp.                                     2,369                 20,539
Cleveland-Cliffs, Inc.                               224                  8,537
Commercial Metals Co.                                504                 10,246
Cytec Industries, Inc.                               175                  9,728
Eagle Materials, Inc.                                322                 10,845
Eastman Chemical Co.                               1,618                 87,403
Florida Rock Industries, Inc.                        406                 15,716
FMC Corp.                                            281                 18,004
International Flavors & Fragrances, Inc.           1,128                 44,601
Louisiana-Pacific Corp.                            1,345                 25,246
Lubrizol Corp.                                       960                 43,901
Lyondell Chemical Co.                              6,494                164,752
Martin Marietta Materials, Inc.                      246                 20,817
MeadWestvaco Corp.                                 3,529                 93,553
Packaging Corp. of America                         2,669                 61,921
Quanex Corp.                                         231                  7,011
Reliance Steel & Aluminum Co.                        198                  6,364
RPM International, Inc.                            2,439                 46,317
Scotts Miracle-Gro Co. (The) Class A                 427                 18,997
Sealed Air Corp.                                     490                 26,519
Sigma-Aldrich Corp.                                  513                 38,819
Sonoco Products Co.                                1,548                 52,075
Steel Dynamics, Inc.                                 239                 12,058
Temple-Inland, Inc.                                1,436                 57,584
United States Steel Corp.                            435                 25,091
Valhi, Inc.                                        1,513                 35,177
Valspar Corp. (The)                                  925                 24,605
Westlake Chemical Corp.                              119                  3,809
Worthington Industries, Inc.                       1,723                 29,394
                                                                    ------------
Total Materials                                                       1,274,388
--------------------------------------------------------------------------------
Telecommunication Services--1.3%
CenturyTel, Inc.                                     427                 16,939
Citizens Communications Co.                       14,409                202,302
Telephone & Data Systems, Inc.                       273                 11,493
Telephone & Data Systems, Inc. Special Shares        329                 13,440
                                                                    ------------
Total Telecommunication Services                                        244,174
--------------------------------------------------------------------------------
Utilities--14.4%
AGL Resources, Inc.                                1,842                 67,233
Alliant Energy Corp.                               2,488                 88,896
Aqua America Inc. (a)                              1,142                 25,055
Atmos Energy Corp.                                 2,235                 63,809
CenterPoint Energy, Inc.                           9,084                130,083
DPL, Inc.                                          2,730                 74,038
DTE Energy Co.                                     5,310                220,419
Energen Corp.                                        532                 22,275
Energy East Corp.                                  4,089                 96,991
Equitable Resources, Inc.                          1,590                 55,618
Great Plains Energy, Inc.                          2,558                 79,349
Hawaiian Electric Industries, Inc.                 2,137                 57,827
KeySpan Corp.                                      4,623                190,191
MDU Resources Group, Inc.                          2,354                 52,588
National Fuel Gas Co.                              1,723                 62,631
Nicor, Inc.                                        1,198                 51,226
NiSource, Inc.                                     7,201                156,550
Northeast Utilities                                3,199                 74,441
NSTAR                                              2,606                 86,936
OGE Energy Corp.                                   2,411                 87,061
ONEOK, Inc.                                        2,347                 88,693
Piedmont Natural Gas Co., Inc. (a)                 1,758                 44,495
Pinnacle West Capital Corp.                        2,947                132,762
PNM Resources, Inc.                                1,429                 39,398
Puget Energy, Inc.                                 3,178                 72,236
Questar Corp.                                        653                 53,396
SCANA Corp.                                        2,863                115,293
Southern Union Co.                                 1,037                 27,387
TECO Energy, Inc.                                  5,709                 89,346
UGI Corp.                                          1,956                 47,824
Vectren Corp.                                      2,032                 54,559
Westar Energy, Inc.                                2,425                 57,012
Wisconsin Energy Corp.                             1,555                 67,083
WPS Resources Corp.                                1,065                 52,856
                                                                    ------------
Total Utilities                                                       2,685,557
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $17,630,825)                                                  18,513,404
================================================================================

                       See Notes to Financial Statements.


                                      WisdomTree Trust Domestic Equity Funds  35

Schedule of Investments (unaudited) (concluded)

WisdomTree MidCap Dividend Fund
September 30, 2006

================================================================================
Investments                                       Shares            U.S. $ Value
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT--0.8%
MONEY MARKET FUND--0.8%
Columbia Cash Reserves Fund, 4.92% (b)
(Cost: $143,253)                                 143,253            $   143,253
================================================================================
INVESTMENTS OF CASH COLLATERAL
FOR SECURITIES LOANED--3.1%
MONEY MARKET FUNDS (c)--3.1%
AIM Prime Portfolio, 5.22%                        15,600                 15,600
UBS Enhanced Yield Portfolio, 5.30%              200,000                200,000
UBS Private Money Market Fund LLC, 5.23%         371,150                371,150
                                                                    ------------
TOTAL INVESTMENTS OF CASH COLLATERAL
FOR SECURITIES LOANED
(Cost: $586,750) (d)                                                    586,750
================================================================================
TOTAL INVESTMENTS IN SECURITIES-- 102.8%
(Cost: $18,360,828) (e)                                              19,243,407
Liabilities in Excess of Cash
and Other Assets -- (2.8) %                                            (530,957)
                                                                    ------------
NET ASSETS--100.0%                                                  $18,712,450
================================================================================

(a)   Security, or portion thereof, was on loan at September 30, 2006 (See Note
      2).
(b)   Rate shown represents annualized 7-day yield as of September 30, 2006.
(c)   Interest rates shown reflect yields as of September 30, 2006.
(d) At September 30, 2006, the total market value of the Fund's securities on loan was $563,760 and the total market value of the collateral held by the Fund was $586,750.
(e) Aggregate cost for Federal income tax purposes was substantially the same as for book purposes.

                       See Notes to Financial Statements.


36  WisdomTree Trust Domestic Equity Funds

Schedule of Investments (unaudited)

WisdomTree SmallCap Dividend Fund
September 30, 2006

================================================================================
Investments                                       Shares            U.S. $ Value
--------------------------------------------------------------------------------
COMMON STOCKS--98.6%
Consumer Discretionary--11.6%
Aaron Rents, Inc.                                    187            $     4,297
Advo, Inc.                                           938                 26,245
Aldila, Inc.                                         209                  3,229
Ambassadors Group, Inc.                              605                 17,110
American Axle & Manufacturing Holdings, Inc.       3,869                 64,574
American Greetings Corp. Class A                   1,906                 44,067
Ameristar Casinos, Inc.                            1,763                 38,275
Arbitron, Inc.                                       795                 29,423
Arctic Cat, Inc.                                     319                  5,295
ArvinMeritor, Inc.                                 4,101                 58,398
Bandag, Inc.                                         638                 26,184
Bandag, Inc. Class A                                 759                 26,375
Bassett Furniture Industries, Inc.                 1,026                 16,662
Big 5 Sporting Goods Corp.                           704                 16,051
Blair Corp.                                          242                  6,244
Blyth, Inc.                                        1,950                 47,444
Bob Evans Farms, Inc.                              1,257                 38,062
Bon-Ton Stores, Inc. (The)                            99                  2,944
Books-A-Million, Inc. (a)                            993                 17,725
Brookfield Homes Corp. (a)                           462                 13,010
Brown Shoe Co., Inc.                                 550                 19,712
Buckle, Inc. (The)                                   704                 26,710
Building Material Holding Corp.                      704                 18,318
Cadmus Communications Corp.                          286                  4,273
Callaway Golf Co.                                  2,701                 35,410
Carmike Cinemas, Inc.                                770                 13,229
Catalina Marketing Corp.                           1,345                 36,988
Cato Corp. (The) Class A                           1,444                 31,638
CBS Corp. Class A                                  3,737                105,458
Cherokee, Inc.                                     1,136                 41,589
Christopher & Banks Corp.                            539                 15,890
Churchill Downs, Inc.                                374                 15,730
Citadel Broadcasting Corp.                        15,854                149,028
CKE Restaurants, Inc.                              1,191                 19,914
Coachmen Industries, Inc.                            715                  7,729
Collegiate Pacific, Inc.                             198                  1,936
Cooper Tire & Rubber Co. (a)                       3,891                 39,143
Courier Corp.                                        286                 10,622
CPI Corp.                                            657                 31,891
CSS Industries, Inc.                                 330                  9,808
Cutter & Buck, Inc.                                  539                  5,212
DEB Shops, Inc.                                      528                 13,538
Delta Apparel, Inc.                                  165                  3,219
Dover Downs Gaming & Entertainment, Inc.             342                  4,155
Entercom Communications Corp.                      3,947                 99,464
Escalade, Inc.                                       506                  5,060
Ethan Allen Interiors, Inc.                        1,224                 42,424
Finish Line Class A                                  561                  7,080
Fred's, Inc.                                         528                  6,663
Frisch's Restaurants, Inc.                           231                  5,553
Furniture Brands International, Inc. (a)           2,811                 53,521
Gray Television, Inc.                              1,334                  8,551
Group 1 Automotive, Inc.                             689                 34,381
Handleman Co.                                      1,455                 11,043
Haverty Furniture Cos., Inc.                         737                 11,755
Hearst-Argyle Television, Inc.                     1,334                 30,615
IHOP Corp.                                           943                 43,708
International Speedway Corp. Class A                  77                  3,838
Jackson Hewitt Tax Service, Inc.                     770                 23,108
Journal Communications, Inc. Class A               1,994                 22,472
Journal Register Co.                                 572                  3,243
Kellwood Co.                                       1,136                 32,751
Kenneth Cole Productions, Inc. Class A               682                 16,620
Kimball International, Inc. Class B                2,291                 44,216
K-Swiss, Inc. Class A                                374                 11,242
Landry's Restaurants, Inc.                           264                  7,960
La-Z-Boy Inc. (a)                                  2,899                 40,470
Lee Enterprises, Inc.                              1,829                 46,164
Levitt Corp. Class A                                 143                  1,682
Lifetime Brands, Inc.                                242                  4,482
Lithia Motors, Inc. Class A                          473                 11,693
Lone Star Steakhouse & Saloon, Inc.                1,301                 36,129
M/I Homes, Inc.                                       66                  2,333
Marcus Corp.                                         715                 16,424
Marine Products Corp.                              1,499                 14,570
Matthews International Corp. Class A                 363                 13,362
McClatchy Co. Class A                                660                 27,845
Media General, Inc. Class A                          960                 36,211
Modine Manufacturing Co.                           1,719                 41,823
Monaco Coach Corp.                                 1,158                 12,900
Monro Muffler, Inc.                                  165                  5,612
Movado Group, Inc.                                   341                  8,668
National Presto Industries, Inc.                     351                 19,400
Nautilus, Inc. (a)                                 1,906                 26,208
Noble International Ltd.                             484                  6,055
Oakley, Inc.                                       1,411                 24,058
Orleans Homebuilders, Inc.                           154                  1,806
Oxford Industries, Inc.                              451                 19,352
PEP Boys-Manny, Moe & Jack (The)                   2,093                 26,895
Pier 1 Imports, Inc.                               6,482                 48,096
Pre-Paid Legal Services, Inc. (a)                  1,114                 44,192
Reader's Digest Association, Inc. (The)            5,699                 73,859
Regal Entertainment Group Class A (a)              8,965                177,686
Regis Corp.                                          462                 16,563

                       See Notes to Financial Statements.


                                      WisdomTree Trust Domestic Equity Funds  37

WisdomTree SmallCap Dividend Fund
September 30, 2006

================================================================================
Investments                                       Shares            U.S. $ Value
--------------------------------------------------------------------------------
Russ Berrie & Co., Inc.                            1,191            $    18,151
Sauer-Danfoss, Inc.                                2,536                 60,813
Sinclair Broadcast Group, Inc. Class A             5,038                 39,548
Skyline Corp.                                        308                 11,769
Sonic Automotive, Inc.                             1,136                 26,230
Spartan Motors, Inc.                                 528                  9,942
Stage Stores, Inc.                                   187                  5,487
Standard Motor Products, Inc.                      1,620                 19,424
Stanley Furniture Co., Inc.                          286                  6,095
Stein Mart, Inc.                                   1,367                 20,792
Stewart Enterprises, Inc. Class A                  4,002                 23,452
Stride Rite Corp.                                  1,323                 18,469
Sturm Ruger & Co., Inc.                            2,921                 22,609
Sun-Times Media Group, Inc. Class A                3,925                 25,827
Superior Industries International, Inc. (a)        1,906                 32,002
Talbots, Inc.                                      2,082                 56,735
Tarragon Corp.                                       308                  3,206
Technical Olympic USA, Inc.                          385                  3,785
Triarc Cos., Inc. Class A                            905                 15,014
Triarc Cos., Inc. Class B                          2,335                 35,305
Tuesday Morning Corp.                              3,108                 43,139
Tupperware Brands Corp.                            5,622                109,404
Unifirst Corp.                                        88                  2,749
Value Line, Inc.                                     703                 32,767
Westwood One, Inc.                                 6,747                 47,769
Weyco Group, Inc.                                    242                  5,414
Winnebago Industries, Inc. (a)                       839                 26,328
Wolverine World Wide, Inc.                         1,598                 45,239
World Wrestling Entertainment, Inc.                2,745                 45,100
Xerium Technologies, Inc.                          9,097                100,795
Yankee Candle Co., Inc.                              861                 25,201
                                                                    ------------
Total Consumer Discretionary                                          3,431,120
--------------------------------------------------------------------------------
Consumer Staples--3.7%
Alico, Inc.                                          417                 24,399
American Italian Pasta Co. Class A (a)             4,794                 37,297
Andersons Inc. (The)                                 154                  5,259
Arden Group, Inc. Class A                             77                  8,963
Cal-Maine Foods, Inc.                                308                  2,042
Casey's General Stores, Inc.                         861                 19,174
Chiquita Brands International, Inc.                1,972                 26,385
Coca-Cola Bottling Co. Consolidated                  384                 23,800
Delta & Pine Land Co.                              1,543                 62,492
Farmer Bros. Co.                                     660                 13,556
Imperial Sugar Co.                                   176                  5,477
Ingles Markets, Inc. Class A                         971                 25,615
Inter Parfums, Inc.                                  363                  6,912
J&J Snack Foods Corp.                                363                 11,289
Lancaster Colony Corp.                             2,043                 91,445
Lance, Inc.                                        1,862                 41,001
Mannatech, Inc. (a)                                1,059                 18,765
MGP Ingredients, Inc.                                319                  6,785
Nash Finch Co.                                       693                 16,306
Nu Skin Enterprises, Inc. Class A                  3,471                 60,812
Pilgrim's Pride Corp.                                605                 16,547
Premium Standard Farms, Inc.                         938                 17,869
Reddy Ice Holdings, Inc.                           3,240                 78,408
Reliv' International, Inc.                           209                  1,881
Ruddick Corp.                                      1,862                 48,468
Sanderson Farms, Inc. (a)                            927                 29,998
Spartan Stores, Inc.                                 704                 11,898
Tootsie Roll Industries, Inc.                        806                 23,624
Topps Co., Inc. (The)                              1,576                 14,121
Universal Corp.                                    2,613                 95,453
Vector Group Ltd. (a)                              9,532                154,609
WD-40 Co.                                          1,026                 36,597
Weis Markets, Inc.                                 1,521                 60,536
                                                                    ------------
Total Consumer Staples                                                1,097,783
--------------------------------------------------------------------------------
Energy--0.9%
Adams Resources & Energy, Inc.                       121                  4,217
Alon USA Energy, Inc.                                660                 19,463
Barnwell Industries, Inc.                            154                  2,986
Berry Petroleum Co. Class A                          693                 19,515
CARBO Ceramics, Inc.                                 374                 13,475
Crosstex Energy, Inc.                                867                 77,656
Gulf Island Fabrication, Inc.                        385                 10,045
Lufkin Industries, Inc.                              329                 17,411
Maritrans, Inc.                                      473                 17,312
MarkWest Hydrocarbon, Inc.                           561                 15,708
NGP Capital Resources Co.                          1,774                 25,883
Panhandle Royalty Co. Class A                        121                  2,178
Penn Virginia Corp.                                  329                 20,862
RPC, Inc.                                          1,235                 22,625
World Fuel Services Corp.                            220                  8,899
                                                                    ------------
Total Energy                                                            278,235
--------------------------------------------------------------------------------
Financials--58.5%
1st Source Corp.                                     921                 27,188
1st State Bancorp., Inc.                             462                 11,998
21st Century Holding Co. (a)                         451                  8,325
21st Century Insurance Group                       3,770                 56,362
Abington Community Bancorp, Inc. (a)                 506                  7,600
Acadia Realty Trust                                2,159                 55,055
Advance America, Cash Advance Centers, Inc.        5,468                 78,849
Advanta Corp. Class A                                275                  9,342
Advanta Corp. Class B                                605                 22,325
Affirmative Insurance Holdings, Inc.                 187                  2,740

                       See Notes to Financial Statements.


38  WisdomTree Trust Domestic Equity Funds

WisdomTree SmallCap Dividend Fund
September 30, 2006

================================================================================
Investments                                       Shares            U.S. $ Value
--------------------------------------------------------------------------------
Agree Realty Corp.                                 1,015            $    33,343
Alabama National Bancorp.                            890                 60,743
Alfa Corp.                                         4,068                 70,254
AMCORE Financial, Inc.                             1,257                 38,075
American Bancorp of New Jersey, Inc.                 451                  5,344
American Campus Communities, Inc.                  1,939                 49,464
American Equity Investment Life Holding Co.          330                  4,049
American Financial Realty Trust                   26,082                291,075
American First Apartment Investors, Inc.           1,653                 27,605
American Home Mortgage Investment Corp.           12,571                438,350
American Land Lease, Inc.                            616                 14,630
American Mortgage Acceptance Co.                   1,796                 32,400
American River Bankshares                            253                  6,274
Ameris Bancorp                                       671                 18,258
Anchor Bancorp Wisconsin, Inc.                       993                 28,360
Annaly Mortgage Management, Inc.                   9,725                127,787
Anthracite Capital, Inc.                          12,604                162,087
Anworth Mortgage Asset Corp.                         993                  8,292
Apollo Investment Corp.                           17,290                354,618
Arbor Realty Trust, Inc.                           3,847                 98,329
Ares Capital Corp.                                 6,791                118,299
Arrow Financial Corp.                                818                 20,744
Ashford Hospitality Trust, Inc.                    7,838                 93,507
Associated Estates Realty Corp.                    2,236                 34,591
Asta Funding, Inc.                                   143                  5,361
Baldwin & Lyons, Inc. Class B                        396                  9,591
BancFirst Corp.                                      611                 28,546
Bancorp Rhode Island, Inc.                           297                 13,142
BancTrust Financial Group, Inc.                      572                 15,953
Bank Mutual Corp.                                  3,185                 38,634
Bank of Granite Corp.                                963                 16,881
Bank of the Ozarks, Inc.                             396                 13,413
BankAtlantic Bancorp, Inc. Class A                 1,301                 18,500
BankUnited Financial Corp. Class A                    55                  1,434
Banner Corp.                                         561                 23,023
Berkshire Hills Bancorp, Inc.                        297                 10,570
Beverly Hills Bancorp, Inc.                        2,181                 17,797
BioMed Realty Trust, Inc.                          3,980                120,753
BKF Capital Group, Inc.                              693                  2,703
BNP Residential Properties, Inc.                   1,400                 33,250
Boston Private Financial Holdings, Inc.              715                 19,934
Bristol West Holdings, Inc.                          960                 13,968
Brooke Corp.                                       1,587                 20,631
Brookline Bancorp, Inc.                            2,932                 40,315
BRT Realty Trust                                   1,389                 39,406
Bryn Mawr Bank Corp.                                 374                  8,265
BWC Financial Corp.                                   99                  4,107
Cadence Financial Corp.                              770                 15,608
Calamos Asset Management, Inc. Class A               484                 14,191
Camden National Corp.                                374                 15,035
Capital Bank Corp.                                   385                  6,764
Capital City Bank Group, Inc.                        737                 22,921
Capital Corp of the West                             121                  3,753
Capital Lease Funding, Inc.                        4,354                 48,286
Capital Southwest Corp.                              142                 16,919
Capital Trust, Inc. Class A                        2,569                104,635
Capitol Bancorp Ltd.                                 838                 37,291
Capstead Mortgage Corp.                              473                  4,082
Cardinal Financial Corp.                             154                  1,688
Cash America International, Inc.                     209                  8,168
Cedar Shopping Centers, Inc.                       3,693                 59,716
Center Bancorp, Inc.                                 883                 14,481
Center Financial Corp.                               231                  5,493
CentraCore Properties Trust                        1,752                 55,626
Central Pacific Financial Corp.                    1,510                 55,236
CFS Bancorp, Inc.                                    828                 12,246
Charter Financial Corp.                            2,038                 81,500
Chemical Financial Corp.                           1,862                 55,264
Chittenden Corp.                                   2,536                 72,758
Citizens Banking Corp.                             3,958                103,937
Citizens First Bancorp, Inc.                         231                  5,881
City Holding Co.                                   1,191                 47,485
Clark, Inc.                                          770                  8,678
Clifton Savings Bancorp, Inc.                      1,235                 13,857
CoBiz, Inc.                                          473                 10,813
Cogdell Spencer Inc.                               1,103                 22,887
Cohen & Steers, Inc.                               1,400                 45,304
Columbia Banking System, Inc.                        539                 17,253
Commercial Bankshares, Inc.                          297                 10,594
Commercial Capital Bancorp, Inc.                   2,723                 43,405
Commonwealth Bankshares                               87                  2,368
Community Bancorp, Inc.                              176                  7,195
Community Bank System, Inc.                        2,203                 48,818
Community Banks, Inc.                              2,844                 76,219
Community Trust Bancorp, Inc.                        993                 37,386
Consolidated-Tomoka Land Co.                          66                  4,235
Crawford & Co. Class B                             2,137                 14,510
CVB Financial Corp.                                2,789                 41,194
Delphi Financial Group, Inc. Class A                 715                 28,514
Delta Financial Corp.                                927                  8,491
Desert Community Bank                                 88                  1,592
DiamondRock Hospitality Co.                        7,409                123,063
Digital Realty Trust, Inc.                         2,225                 69,687
Dime Community Bancshares                          3,119                 45,943
Direct General Corp.                                 418                  5,626
Donegal Group, Inc. Class A                          473                  9,564

                       See Notes to Financial Statements.


                                      WisdomTree Trust Domestic Equity Funds  39

WisdomTree SmallCap Dividend Fund
September 30, 2006

================================================================================
Investments                                       Shares            U.S. $ Value
--------------------------------------------------------------------------------
Eagle Hospitality Properties Trust, Inc.           2,624            $    24,403
EastGroup Properties, Inc.                         2,086                104,008
Education Realty Trust, Inc.                       4,453                 65,726
EMC Insurance Group, Inc.                            682                 19,669
Entertainment Properties Trust                     3,850                189,882
Equity Inns, Inc.                                  5,545                 88,276
Equity Lifestyle Properties, Inc.                    340                 15,541
Extra Space Storage, Inc.                          5,941                102,839
FBL Financial Group, Inc. Class A                    817                 27,345
FelCor Lodging Trust, Inc.                         3,704                 74,265
Feldman Mall Properties, Inc.                      2,027                 22,358
Fidelity Bankshares, Inc.                            517                 20,168
Fidelity National Title Group, Inc. Class A        3,438                 72,060
Fidelity Southern Corp.                              363                  6,630
Fieldstone Investment Corp.                       17,301                151,038
Financial Federal Corp.                              806                 21,601
Financial Institutions, Inc.                         418                  9,764
First Bancorp                                        993                 20,237
First Busey Corp.                                  1,411                 32,044
First Charter Corp.                                2,060                 49,564
First Commonwealth Financial Corp.                 7,088                 92,357
First Community Bancorp                            1,025                 57,349
First Community Bancshares, Inc.                     795                 26,529
First Defiance Financial Corp.                       572                 16,319
First Financial Bancorp                            3,306                 52,598
First Financial Bankshares, Inc.                   1,312                 50,053
First Financial Corp.                                817                 26,070
First Financial Holdings, Inc.                       795                 27,205
First Indiana Corp.                                1,059                 27,545
First Merchants Corp.                              1,389                 32,850
First Place Financial Corp.                          737                 16,700
First Potomac Realty Trust                         1,950                 58,929
First Republic Bank                                  759                 32,303
First Security Group, Inc.                           341                  3,928
First United Corp.                                   440                  9,381
Firstbank Corp.                                      506                 11,992
FirstBank NW Corp.                                   275                  7,656
Flag Financial Corp.                                 495                 12,395
Flagstar Bancorp, Inc.                             5,446                 79,239
Flushing Financial Corp.                           1,059                 18,533
FNB Corp./PA                                       6,857                114,238
FNB Corp./VA                                         374                 13,468
FNB Financial Services Corp.                         462                  6,815
FNB United Corp.                                     407                  7,582
Forest City Enterprises, Inc. Class B                362                 19,591
Franklin Street Properties Corp.                   7,607                151,075
Friedman, Billings, Ramsey Group, Inc.
  Class A (a)                                     29,775                239,093
Frontier Financial Corp.                           2,067                 53,618
GAMCO Investors, Inc. Class A                         33                  1,256
Gateway Financial Holdings, Inc.                     154                  2,199
GB&T Bancshares, Inc.                                429                  9,030
German American Bancorp, Inc.                        993                 14,011
Getty Realty Corp.                                 3,350                 98,088
Glacier Bancorp, Inc.                              1,444                 49,341
Gladstone Capital Corp. (a)                        1,851                 40,741
Gladstone Investment Corp.                         1,994                 29,112
Glenborough Realty Trust Inc.                      4,508                115,991
Glimcher Realty Trust                              5,368                133,019
GMH Communities Trust                              6,724                 84,857
Government Properties Trust, Inc.                  2,822                 25,454
Gramercy Capital Corp.                             3,969                100,058
Great American Financial Resources, Inc.             517                 10,821
Great Southern Bancorp, Inc.                         583                 16,382
Greater Bay Bancorp                                2,470                 69,679
Greene County Bancshares, Inc.                       341                 12,467
Hancock Holding Co.                                1,294                 69,294
Hanmi Financial Corp.                              1,411                 27,656
Harbor Florida Bancshares, Inc.                    1,759                 77,941
Harleysville Group, Inc.                           1,565                 54,759
Harleysville National Corp.                        2,093                 42,069
Heartland Financial USA, Inc.                        550                 14,124
Hercules Technology Growth Capital, Inc.           2,256                 28,944
Heritage Commerce Corp.                              198                  4,582
Heritage Financial Corp.                             374                  9,739
Hersha Hospitality Trust                           3,251                 31,210
Highland Hospitality Corp.                         6,449                 92,414
Hilb Rogal & Hobbs Co.                               872                 37,191
HMN Financial, Inc.                                  264                  9,177
Home Federal Bancorp                                 220                  6,105
Home Federal Bancorp, Inc.                           528                  8,210
HomeBanc Corp.                                    15,722                 96,690
Horace Mann Educators Corp.                        2,082                 40,037
Horizon Financial Corp.                              495                 14,781
IBERIABANK Corp.                                     418                 25,498
IMPAC Mortgage Holdings, Inc. (a)                 17,199                161,155
Independence Holding Co.                              66                  1,436
Independent Bank Corp./MA                            660                 21,463
Independent Bank Corp./MI                          1,389                 33,725
Infinity Property & Casualty Corp.                   319                 13,120
Inland Real Estate Corp.                           8,622                151,057
Innkeepers USA Trust                               3,295                 53,676
Integra Bank Corp.                                 1,059                 26,772
Interchange Financial Services Corp.                 927                 20,969
International Securities Exchange, Inc.              643                 30,150
Investors Real Estate Trust                        6,945                 67,783
Irwin Financial Corp.                              1,411                 27,599

                       See Notes to Financial Statements.


40  WisdomTree Trust Domestic Equity Funds

WisdomTree SmallCap Dividend Fund
September 30, 2006

================================================================================
Investments                                       Shares            U.S. $ Value
--------------------------------------------------------------------------------
ITLA Capital Corp.                                   219            $    11,773
JER Investors Trust Inc.                           4,420                 75,847
Kearny Financial Corp.                             2,291                 34,777
K-Fed Bancorp                                        693                 11,088
Kite Realty Group Trust                            2,910                 49,586
KNBT Bancorp, Inc.                                 1,092                 17,559
Lakeland Bancorp, Inc.                             1,237                 17,664
Lakeland Financial Corp.                             517                 12,155
LandAmerica Financial Group, Inc.                    496                 32,632
Leesport Financial Corp.                             319                  7,401
Legacy Bancorp, Inc.                                 176                  2,737
Lexington Corporate Properties Trust (a)           8,025                169,970
LNB Bancorp, Inc.                                    528                  9,053
Longview Fibre Co.                                 4,705                 95,606
LTC Properties, Inc.                               3,119                 75,636
Luminent Mortgage Capital, Inc.                    2,192                 22,556
Macatawa Bank Corp.                                  675                 15,451
MAF Bancorp, Inc.                                  1,686                 69,615
MainSource Financial Group, Inc.                     927                 15,731
MB Financial, Inc.                                 1,237                 45,608
MBT Financial Corp.                                1,499                 22,245
MCG Capital Corp.                                 13,784                225,093
Medallion Financial Corp.                          1,774                 19,567
Medical Properties Trust, Inc.                     6,735                 90,182
Mercantile Bancorp                                   165                  3,597
Mercantile Bank Corp.                                209                  8,266
Merchants Bancshares, Inc.                           627                 14,863
MetroCorp Bancshares, Inc.                           210                  4,765
MFA Mortgage Investments, Inc.                     5,468                 40,737
Mid-America Apartment Communities, Inc.            2,169                132,786
Midland Co. (The)                                    286                 12,390
Mid-State Bancshares                               1,191                 32,586
Midwest Banc Holdings, Inc.                          883                 21,563
Mission West Properties, Inc.                      2,181                 24,885
Monmouth REIT Class A                              2,998                 23,984
MortgageIT Holdings, Inc.                          5,765                 81,171
Municipal Mortgage & Equity LLC                    6,150                174,722
MVC Capital, Inc.                                  1,620                 20,995
Nara Bancorp, Inc.                                   341                  6,237
National Health Investors, Inc.                    4,552                128,958
National Health Realty, Inc.                       1,444                 28,750
National Penn Bancshares, Inc. (a)                 3,225                 63,275
National Retail Properties, Inc.                   6,746                145,714
Nationwide Health Properties, Inc.                10,508                280,984
NBT Bancorp, Inc.                                  2,437                 56,685
Netbank, Inc.                                      1,125                  6,806
Newcastle Investment Corp.                         9,958                272,949
Newkirk Realty Trust, Inc.                         3,715                 61,223
NorthStar Realty Finance Corp.                     6,537                 83,020
Northwest Bancorp, Inc.                            2,811                 71,681
NovaStar Financial, Inc. (a)                      11,842                345,668
NYMAGIC, Inc.                                        154                  4,882
Oak Hill Financial, Inc.                             297                  7,354
OceanFirst Financial Corp.                           894                 19,176
Odyssey Re Holdings Corp. (a)                        861                 29,085
Old National Bancorp                               5,688                108,641
Old Second Bancorp, Inc.                             462                 13,842
Omega Financial Corp.                              1,004                 30,190
Omega Healthcare Investors, Inc.                   8,147                122,286
One Liberty Properties, Inc.                       1,433                 32,099
Opteum, Inc. Class A                               2,602                 20,946
Origen Financial, Inc.                             2,181                 12,366
Pacific Continental Corp.                            440                  8,008
Park National Corp.                                1,124                112,501
Parkway Properties, Inc.                           1,946                 90,470
Partners Trust Financial Group, Inc.               2,591                 27,750
Patriot Capital Funding, Inc.                      2,437                 32,461
Peapack-Gladstone Financial Corp.                    396                  9,690
Pennfed Financial Services, Inc.                     418                  7,010
Peoples Bancorp, Inc.                                605                 17,684
PFF Bancorp, Inc.                                  1,059                 39,225
Placer Sierra Bancshares                             550                 12,216
PMC Commercial Trust                               2,049                 28,686
Potlatch Corp.                                     3,836                142,316
Preferred Bank                                       296                 17,751
Presidential Life Corp.                            1,004                 22,459
PrivateBancorp, Inc.                                 506                 23,134
Prospect Energy Corp.                              1,125                 17,483
Prosperity Bancshares, Inc.                          795                 27,062
Provident Bankshares Corp.                         2,236                 82,844
Provident Financial Holdings, Inc.                   264                  7,957
Provident Financial Services, Inc.                 2,976                 55,086
Provident New York Bancorp                         1,433                 19,603
Prudential Bancorp, Inc. of Pennsylvania             319                  4,201
PS Business Parks, Inc.                            1,036                 62,471
Public Storage, Inc. Class A                       1,708                 46,663
Pulaski Financial Corp.                              396                  6,514
Rainier Pacific Financial Group, Inc.                209                  3,804
RAIT Investment Trust                              5,225                150,741
Ramco-Gershenson Properties Trust                  2,159                 68,980
Redwood Trust, Inc.                                3,558                179,216
Renasant Corp.                                       844                 23,691
Republic Bancorp, Inc.                             5,930                 79,047
Republic Bancorp, Inc. Class A                       616                 13,028
Republic Cos. Group, Inc.                            839                 16,696
Resource America, Inc. Class A                       462                  9,610

                       See Notes to Financial Statements.


                                      WisdomTree Trust Domestic Equity Funds  41

WisdomTree SmallCap Dividend Fund
September 30, 2006

================================================================================
Investments                                       Shares            U.S. $ Value
--------------------------------------------------------------------------------
Riverview Bancorp, Inc.                              638            $     8,613
RLI Corp.                                            769                 39,058
Rome Bancorp, Inc.                                   539                  6,926
Royal Bancshares of Pennsylvania Class A           1,037                 28,092
S&T Bancorp, Inc.                                  1,807                 58,728
S.Y. Bancorp, Inc.                                   671                 19,909
Safety Insurance Group, Inc.                         615                 29,926
Sanders Morris Harris Group, Inc.                    462                  5,780
Sandy Spring Bancorp, Inc.                           737                 26,060
Saul Centers, Inc.                                 1,389                 62,505
Saxon Capital, Inc.                               20,862                292,902
SCBT Financial Corp.                                 374                 13,988
Seacoast Banking Corp. of Florida                    759                 22,922
Security Bank Corp.                                  374                  8,456
Selective Insurance Group, Inc.                    1,091                 57,398
Senior Housing Properties Trust                   11,004                234,825
Sierra Bancorp (a)                                   429                 13,406
Simmons First National Corp. Class A                 660                 19,147
Sizeler Property Investors, Inc.                   1,268                 19,058
Southern Community Financial Corp.                   495                  4,811
Southside Bancshares, Inc.                           550                 14,680
Southwest Bancorp, Inc.                              462                 11,929
Sovran Self Storage, Inc.                          1,773                 98,490
Spirit Finance Corp.                              12,228                141,967
State Auto Financial Corp.                           938                 28,656
State Bancorp, Inc.                                  938                 19,191
State National Bancshares, Inc.                      385                 14,626
Sterling Bancorp                                   1,499                 29,470
Sterling Bancshares, Inc.                          1,532                 31,023
Sterling Financial Corp./PA                        1,598                 35,140
Sterling Financial Corp./WA                          627                 20,334
Stewart Information Services Corp.                   594                 20,653
Strategic Hotels & Resorts, Inc.                   5,060                100,593
Suffolk Bancorp                                      572                 18,258
Summit Bancshares, Inc.                              451                 12,682
Summit Bank Corp.                                    407                  9,512
Sun Communities, Inc.                              2,789                 89,136
Susquehanna Bancshares, Inc.                       3,781                 92,408
SWS Group, Inc.                                      638                 15,880
Synergy Financial Group, Inc.                        341                  5,490
Tanger Factory Outlet Centers, Inc.                2,503                 89,157
Taylor Capital Group, Inc.                           143                  4,226
Technology Investment Capital Corp.                3,460                 50,620
Texas United Bancshares, Inc.                        297                  9,798
Thomas Properties Group, Inc.                        550                  7,068
TIB Financial Corp.                                  198                  6,322
TierOne Corp.                                        275                  9,331
Tompkins Trustco, Inc.                               660                 29,997
Tower Group, Inc.                                    187                  6,236
Trico Bancshares                                     583                 14,429
TrustCo Bank Corp.                                 8,532                 92,487
Trustreet Properties Inc.                         12,703                158,915
UMB Financial Corp.                                1,323                 48,382
UMH Properties, Inc.                               1,378                 21,290
Umpqua Holdings Corp.                              1,928                 55,141
Union Bankshares Corp.                               374                 16,576
United Community Financial Corp.                   2,005                 24,702
United Fire & Casualty Co.                           748                 23,412
United Security Bancshares (a)                       495                 11,157
Universal Health Realty Income Trust               1,565                 56,105
Univest Corp. of Pennsylvania (a)                    839                 24,239
Urstadt Biddle Properties, Inc. Class A            2,038                 37,030
USB Holding Co., Inc.                              1,158                 25,545
U-Store-It Trust                                   7,121                152,817
Vineyard National Bancorp                            220                  5,711
Virginia Financial Group, Inc.                       513                 14,087
Washington Real Estate Investment Trust            4,057                161,469
Washington Trust Bancorp, Inc.                       781                 20,704
WesBanco, Inc.                                     1,532                 44,765
West Bancorp, Inc.                                 1,225                 20,960
West Coast Bancorp                                   484                 14,781
Westfield Financial, Inc.                            517                 16,425
Willow Grove Bancorp, Inc.                           872                 13,656
Wilshire Bancorp, Inc.                               671                 12,776
Windrose Medical Properties Trust                  2,291                 40,505
Winston Hotels, Inc.                               3,064                 37,748
Wintrust Financial Corp.                             318                 15,948
WSFS Financial Corp.                                  66                  4,105
Yardville National Bancorp                           286                 10,199
                                                                    ------------
Total Financials                                                     17,350,426
--------------------------------------------------------------------------------
Health Care--1.6%
Alpharma, Inc. Class A                               616                 14,408
Analogic Corp.                                       272                 13,959
Arrow International, Inc.                          2,016                 64,129
Cambrex Corp.                                        363                  7,518
Chemed Corp.                                         231                  7,452
Clinical Data, Inc.                                  132                  1,847
CNS, Inc.                                            341                  9,626
Computer Programs & Systems, Inc.                    671                 21,989
Datascope Corp.                                      220                  7,363
Invacare Corp.                                       110                  2,587
LCA-Vision Inc.                                      505                 20,862
Meridian Bioscience, Inc.                            960                 22,570
National Healthcare Corp.                            407                 21,868
Option Care, Inc.                                    407                  5,450
Owens & Minor, Inc.                                1,587                 52,196

                       See Notes to Financial Statements.


42  WisdomTree Trust Domestic Equity Funds

WisdomTree SmallCap Dividend Fund
September 30, 2006

================================================================================
Investments                                       Shares            U.S. $ Value
--------------------------------------------------------------------------------
Perrigo Co.                                        2,104            $    35,705
PolyMedica Corp.                                     704                 30,138
Utah Medical Products, Inc.                          187                  5,999
Valeant Pharmaceuticals International              3,936                 77,854
Vital Signs, Inc.                                    219                 12,398
West Pharmaceutical Services, Inc.                   960                 37,699
Young Innovations, Inc.                               88                  3,164
                                                                    ------------
Total Health Care                                                       476,781
--------------------------------------------------------------------------------
Industrials--6.5%
A.O. Smith Corp.                                     583                 22,988
AAON, Inc.                                           451                 10,287
ABM Industries, Inc.                               2,448                 45,923
Aceto Corp.                                        1,081                  7,610
Administaff, Inc.                                    396                 13,345
Alamo Group, Inc.                                    220                  5,003
Albany International Corp. Class A                   583                 18,551
Ambassadors International, Inc.                      517                 16,332
American Ecology Corp.                             1,136                 22,425
American Woodmark Corp.                              121                  4,076
Ameron International Corp.                           371                 24,649
Ampco-Pittsburgh Corp.                               429                 13,269
Angelica Corp.                                       440                  7,484
Apogee Enterprises, Inc.                             927                 14,100
Applied Industrial Technologies, Inc.              1,290                 31,476
Applied Signal Technology, Inc.                      638                  9,468
Arkansas Best Corp.                                  839                 36,102
Badger Meter, Inc.                                   308                  7,759
Baldor Electric Co.                                1,356                 41,804
Banta Corp.                                          842                 40,079
Barnes Group, Inc.                                 2,280                 40,037
BlueLinx Holdings, Inc.                            2,060                 19,611
Bowne & Co., Inc.                                    927                 13,238
Bucyrus International, Inc. Class A                  209                  8,866
C&D Technologies, Inc.                               319                  2,265
Cascade Corp.                                        418                 19,082
CDI Corp.                                            605                 12,530
Central Parking Corp.                                253                  4,175
CIRCOR International, Inc.                           176                  5,377
Comfort Systems USA, Inc.                            905                 10,371
Cubic Corp.                                          440                  8,615
Curtiss-Wright Corp.                                 682                 20,699
Deluxe Corp.                                       6,757                115,544
EDO Corp.                                            165                  3,775
ElkCorp.                                             253                  6,869
Ennis, Inc.                                        1,752                 37,931
Federal Signal Corp.                               1,356                 20,679
Forward Air Corp.                                    517                 17,108
Franklin Electric Co., Inc.                          576                 30,609
Freightcar America, Inc.                              55                  2,915
G&K Services, Inc. Class A                            77                  2,805
Gorman-Rupp Co. (The)                                539                 17,625
Greenbrier Cos., Inc.                                264                  7,659
Hardinge Inc.                                        143                  1,902
Healthcare Services Group Inc.                     1,004                 25,261
Heico Corp.                                           55                  1,887
Heico Corp. Class A                                   88                  2,556
Horizon Lines, Inc. Class A                        2,470                 41,249
Hubbell, Inc. Class A                                528                 23,549
Insteel Industries, Inc.                             154                  3,060
International Aluminum Corp.                         264                  9,860
Interpool, Inc.                                      971                 21,809
John H. Harland Co.                                  894                 32,586
Kaman Corp.                                        1,026                 18,478
Kaydon Corp.                                         726                 26,877
Kelly Services, Inc. Class A                       1,026                 28,123
Knoll, Inc.                                        2,159                 43,611
Lawson Products                                      385                 16,139
Lindsay Manufacturing Co.                            220                  6,325
LSI Industries, Inc.                               1,224                 19,890
McGrath Rentcorp                                   1,158                 29,645
Met-Pro Corp.                                        462                  6,066
Mine Safety Appliances Co.                         1,048                 37,351
Mueller Industries, Inc.                             894                 31,442
Multi-Color Corp.                                     88                  2,530
NACCO Industries, Inc. Class A                       241                 32,754
Pacer International, Inc.                          1,488                 41,307
Portec Rail Products, Inc.                           308                  2,957
Preformed Line Products Co.                          286                 10,222
PW Eagle, Inc. (a)                                   264                  7,923
Quixote Corp.                                        275                  4,901
Raven Industries, Inc.                               363                 10,894
Regal-Beloit Corp.                                   817                 35,540
Robbins & Myers, Inc.                                319                  9,863
Rollins, Inc.                                      1,840                 38,842
Schawk, Inc.                                         275                  5,011
Standard Register Co. (The)                        3,097                 40,880
Standex International Corp.                          715                 19,934
Steelcase Inc. Class A                             3,251                 51,007
Sun Hydraulics Corp.                                 451                  9,250
Synagro Technologies, Inc.                        12,748                 53,796
Sypris Solutions, Inc.                               506                  4,225
Tennant Co.                                          812                 19,764
Titan International, Inc.                             44                    796
Todd Shipyards Corp.                                 220                  3,973
Tredegar, Corp.                                      839                 14,045
Twin Disc, Inc.                                      176                  5,745

                       See Notes to Financial Statements.


                                      WisdomTree Trust Domestic Equity Funds  43

WisdomTree SmallCap Dividend Fund
September 30, 2006

================================================================================
Investments                                       Shares            U.S. $ Value
--------------------------------------------------------------------------------
UAP Holding Corp.                                  3,814            $    81,504
United Industrial Corp.                              259                 13,857
Universal Forest Products, Inc.                      142                  6,965
Valmont Industries, Inc.                             646                 33,754
Viad Corp.                                           220                  7,790
Vicor Corp.                                          396                  4,570
Wabash National Corp.                                616                  8,433
Waste Industries USA, Inc.                           220                  5,947
Watts Water Technologies, Inc. Class A               539                 17,119
Werner Enterprises, Inc.                           1,510                 28,252
Woodward Governor Co.                                894                 29,985
                                                                    ------------
Total Industrials                                                     1,913,116
--------------------------------------------------------------------------------
Information Technology--1.9%
Agilysys, Inc.                                       528                  7,413
American Software, Inc. Class A                    1,730                 11,851
Bel Fuse, Inc. Class B                               110                  3,530
Belden CDT, Inc.                                     682                 26,073
Black Box Corp.                                      187                  7,278
Blackbaud, Inc.                                    1,246                 27,400
Cognex Corp.                                       1,103                 27,862
Cohu, Inc.                                           550                  9,807
CTS Corp.                                            693                  9,550
Daktronics, Inc.                                     220                  4,552
Frequency Electronics, Inc.                          264                  3,424
Gevity HR, Inc.                                      850                 19,363
Imation Corp.                                        850                 34,127
Integral Systems, Inc.                               176                  5,502
Inter-Tel, Inc.                                      850                 18,360
Keithley Instruments, Inc.                           297                  3,787
Landauer, Inc.                                       818                 41,513
MAXIMUS, Inc.                                        517                 13,494
Methode Electronics, Inc.                          1,488                 14,151
MTS Systems Corp.                                    407                 13,162
Park Electrochemical Corp.                           473                 14,985
QAD, Inc.                                            938                  7,579
Renaissance Learning, Inc. (a)                       726                 10,389
Richardson Electronics Ltd.                          528                  4,768
Spectralink Corp.*                                   726                  5,960
Startek, Inc.                                      1,939                 24,179
Syntel, Inc.                                       1,136                 25,730
Talx Corp.                                           396                  9,710
Technitrol, Inc.                                   1,290                 38,506
TheStreet.com, Inc.                                  759                  8,076
United Online, Inc.                                8,554                104,187
X-Rite, Inc.                                         341                  3,662
                                                                    ------------
Total Information Technology                                            559,930
--------------------------------------------------------------------------------
Materials--3.9%
A. Schulman, Inc.                                  1,565                 36,793
AMCOL International Corp.                            982                 24,462
American Vanguard Corp.                              253                  3,542
Arch Chemicals, Inc.                               1,367                 38,891
Balchem Corp.                                         99                  1,959
Calgon Carbon Corp.*(a)                              918                  4,058
CF Industries Holdings, Inc.                         561                  9,576
Chesapeake Corp.                                   2,723                 38,966
Compass Minerals International, Inc.               3,372                 95,460
Deltic Timber Corp.                                  208                  9,913
Empire Resources, Inc. (a)                           154                  1,355
Ferro Corp.                                        2,635                 46,850
Georgia Gulf Corp.                                   916                 25,117
Gibraltar Industries, Inc.                           440                  9,759
Great Northern Iron Ore Properties                   263                 27,194
Greif, Inc. Class A                                  417                 33,406
H.B. Fuller Co.                                    1,213                 28,433
Hawkins, Inc.                                        627                  8,916
Kronos Worldwide, Inc.                             3,493                100,562
MacDermid, Inc.                                      495                 16,147
Metal Management, Inc.                               528                 14,700
Minerals Technologies, Inc.                          219                 11,695
Myers Industries, Inc.                               949                 16,133
Neenah Paper, Inc.                                   396                 13,555
NewMarket Corp.                                      396                 23,031
NL Industries, Inc. (a)                            4,950                 49,203
NN, Inc.                                             927                 10,966
Olin Corp.                                         5,831                 89,564
Olympic Steel, Inc.                                   88                  2,188
P.H. Glatfelter Co.                                1,884                 25,528
Penford Corp.                                        286                  4,330
Quaker Chemical Corp.                                839                 16,319
Rock-Tenn Co. Class A                              1,906                 37,739
Royal Gold, Inc. (a)                                 308                  8,356
Ryerson, Inc.                                        418                  9,150
Schnitzer Steel Industries, Inc. Class A              77                  2,429
Schweitzer-Mauduit International, Inc.               839                 15,924
Sensient Technologies Corp.                        3,328                 65,129
Silgan Holdings, Inc.                                960                 36,058
Spartech Corp.                                     1,444                 38,656
Steel Technologies, Inc.                             341                  6,694
Stepan Co.                                           572                 16,720
Texas Industries, Inc.                               318                 16,555
Tronox, Inc. Class A                                 462                  5,891
Wausau Paper Corp.                                 2,657                 35,870
Wellman, Inc.                                      2,225                  8,878
                                                                    ------------
Total Materials                                                       1,142,620
--------------------------------------------------------------------------------

                       See Notes to Financial Statements.


44  WisdomTree Trust Domestic Equity Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree SmallCap Dividend Fund
September 30, 2006

================================================================================
Investments                                       Shares            U.S. $ Value
--------------------------------------------------------------------------------
Telecommunication Services--2.4%
Alaska Communications Systems Group, Inc.          6,416            $    85,140
Commonwealth Telephone Enterprises, Inc.           2,756                113,630
Consolidated Communications Holdings, Inc.         6,163                115,310
CT Communications, Inc.                            1,213                 26,346
D&E Communications, Inc.                           1,389                 17,515
FairPoint Communications, Inc.                     8,745                152,164
Hector Communications Corp.                          121                  4,364
HickoryTech Corp.                                  1,620                 11,340
Iowa Telecommunications Services, Inc.             5,765                114,089
North Pittsburgh Systems, Inc.                     1,059                 26,655
Shenandoah Telecommunications Co.                    165                  7,173
SureWest Communications                            1,312                 25,545
Warwick Valley Telephone Co.                         429                  8,623
                                                                    ------------
Total Telecommunication Services                                        707,894
--------------------------------------------------------------------------------
Utilities--7.6%
ALLETE, Inc.                                       2,114                 91,853
American States Water Co.                            872                 33,354
Avista Corp.                                       2,855                 67,606
Black Hills Corp.                                  2,800                 94,108
California Water Service Group                     1,015                 37,484
Cascade Natural Gas Corp.                          1,213                 31,647
Central Vermont Public Service Corp.               1,158                 25,603
CH Energy Group, Inc.                              1,608                 82,764
Chesapeake Utilities Corp.                           473                 14,214
Cleco Corp.                                        4,376                110,450
Connecticut Water Service, Inc.                      572                 12,630
Duquesne Light Holdings, Inc.                     10,266                201,830
Empire District Electric Co. (The)                 3,273                 73,250
EnergySouth, Inc.                                    462                 15,593
Green Mountain Power Corp.                           440                 14,683
IDACORP, Inc.                                      3,383                127,911
ITC Holdings Corp.                                 2,888                 90,106
Laclede Group, Inc. (The)                          1,906                 61,144
MGE Energy, Inc.                                   1,851                 59,935
Middlesex Water Co.                                  905                 17,403
New Jersey Resources Corp.                         1,982                 97,713
Northwest Natural Gas Co.                          2,324                 91,287
NorthWestern Corp.                                 3,064                107,179
Ormat Technologies, Inc.                             209                  6,838
Otter Tail Corp.                                   2,569                 75,118
Pennichuck Corp.                                     231                  4,280
Peoples Energy Corp.                               5,082                206,582
SJW Corp.                                            828                 24,765
South Jersey Industries, Inc.                      2,071                 61,944
Southwest Gas Corp.                                2,525                 84,133
Southwest Water Co. (a)                              638                  7,803
UIL Holdings Corp.                                 2,921                109,538
UniSource Energy Corp.                             2,082                 69,393
Unitil Corp.                                         649                 15,771
York Water Co.                                       579                 11,013
                                                                    ------------
Total Utilities                                                       2,236,925
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $28,393,810)                                                  29,194,830
================================================================================
SHORT-TERM INVESTMENT--0.8%
MONEY MARKET FUND--0.8%
Columbia Cash Reserves Fund, 4.92% (b)
(Cost: $239,034)                                 239,034                239,034
================================================================================
INVESTMENTS OF CASH COLLATERAL
FOR SECURITIES LOANED--5.6%
MONEY MARKET FUNDS (c)--5.6%
AIM Liquid Assets Portfolio, 5.21%                64,600                 64,600
AIM Prime Portfolio, 5.22%                        82,909                 82,909
UBS Enhanced Yield Portfolio, 5.30%              900,000                900,000
UBS Private Money Market Fund LLC, 5.23%         606,000                606,000
                                                                    ------------
TOTAL INVESTMENTS OF CASH COLLATERAL
FOR SECURITIES LOANED (Cost: $1,653,509) (d)                          1,653,509
================================================================================
TOTAL INVESTMENTS IN SECURITIES--105.0%
(Cost: $30,286,353) (e)                                               31,087,373
Liabilities in Excess of Cash
and Other Assets -- (5.0) %                                          (1,469,625)
                                                                    ------------
NET ASSETS--100.0%                                                  $29,617,748
================================================================================

*     Non-income producing security.
(a)   Security, or portion thereof, was on loan at September 30, 2006 (See Note
      2).
(b)   Rate shown represents annualized 7-day yield as of September 30, 2006.
(c)   Interest rates shown reflect yields as of September 30, 2006.
(d) At September 30, 2006, the total market value of the Fund's securities on loan was $1,562,928 and the total market value of the collateral held by the Fund was $1,653,509.
(e) Aggregate cost for Federal income tax purposes was substantially the same as for book purposes.

                       See Notes to Financial Statements.


                                      WisdomTree Trust Domestic Equity Funds  45

Statements of Assets and Liabilities (unaudited)

WisdomTree Domestic Equity Funds
September 30, 2006

====================================================================================================================================
                                             WisdomTree     WisdomTree     WisdomTree     WisdomTree     WisdomTree     WisdomTree
                                               Total       High-Yielding     LargeCap      Dividend        MidCap        SmallCap
                                           Dividend Fund    Equity Fund   Dividend Fund  Top 100 Fund   Dividend Fund  Dividend Fund
------------------------------------------------------------------------------------------------------------------------------------
ASSETS:
------------------------------------------------------------------------------------------------------------------------------------
Investments, at cost:                      $  47,564,221   $ 56,398,059  $ 116,226,196   $ 30,929,720   $ 18,360,828   $ 30,286,353
------------------------------------------------------------------------------------------------------------------------------------
Investments in securities, at value
  (including securities on loan) (Note 2):    49,527,520     58,509,734    120,311,196     31,487,462     19,243,407     31,087,373
Cash                                              15,471         32,336        342,725          5,458         14,952         50,036
Receivables:
  Capital shares sold                                 --             --      2,744,664      2,745,256             --      2,718,979
  Dividends and interest                          70,081        127,752        165,014         59,893         45,830        115,315
------------------------------------------------------------------------------------------------------------------------------------
Total Assets                                  49,613,072     58,669,822    123,563,599     34,298,069     19,304,189     33,971,703
====================================================================================================================================
LIABILITIES:
------------------------------------------------------------------------------------------------------------------------------------
Payables:
  Investment securities purchased                     --             --      2,733,334      2,730,186             --      2,693,037
  Collateral for securities on loan
    (Note 2)                                     497,150        879,100     16,630,205      1,477,500        586,750      1,653,509
  Investment advisory fees (Note 3)                7,821         12,770         21,006          6,620          4,989          7,409
------------------------------------------------------------------------------------------------------------------------------------
Total Liabilities                                504,971        891,870     19,384,545      4,214,306        591,739      4,353,955
====================================================================================================================================
NET ASSETS                                 $  49,108,101   $ 57,777,952  $ 104,179,054   $ 30,083,763   $ 18,712,450   $ 29,617,748
====================================================================================================================================
NET ASSETS:
------------------------------------------------------------------------------------------------------------------------------------
Paid-in capital                            $  46,513,164   $ 54,866,337  $  98,944,888   $ 28,660,280   $ 17,692,316   $ 28,564,948
Undistributed net investment income              210,309        318,557        420,155        153,895        128,538        274,553
Accumulated net realized gain (loss)
  on investments                                 421,329        481,383        729,011        711,846          9,017        (22,773)
Net unrealized appreciation on
  investments                                  1,963,299      2,111,675      4,085,000        557,742        882,579        801,020
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                 $  49,108,101   $ 57,777,952  $ 104,179,054   $ 30,083,763   $ 18,712,450   $ 29,617,748
====================================================================================================================================
Beneficial interest shares of
  $0.001 par value (unlimited number of
  shares authorized)                             900,100      1,050,100      1,900,100        550,100        350,100        550,100
====================================================================================================================================
Net asset value per share                  $       54.56   $      55.02  $       54.83   $      54.69   $      53.45   $      53.84
====================================================================================================================================

                       See Notes to Financial Statements.

46  WisdomTree Trust Domestic Equity Funds

Statements of Operations (unaudited)

WisdomTree Domestic Equity Funds
For the Period June 16, 2006* through September 30, 2006

====================================================================================================================================
                                             WisdomTree     WisdomTree     WisdomTree     WisdomTree     WisdomTree     WisdomTree
                                               Total       High-Yielding     LargeCap      Dividend        MidCap        SmallCap
                                           Dividend Fund    Equity Fund   Dividend Fund  Top 100 Fund   Dividend Fund  Dividend Fund
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
------------------------------------------------------------------------------------------------------------------------------------
  Dividends                               $   229,993      $   347,609     $   459,427   $   167,885     $   140,558     $  286,316
  Interest                                      1,567            1,479           3,511         1,734             950          1,585
  Securities lending income (Note 2)              500            1,188           2,593         1,693             527          3,442
------------------------------------------------------------------------------------------------------------------------------------
Total investment income                       232,060          350,276         465,531       171,312         142,035        291,343
====================================================================================================================================
EXPENSES:
  Investment advisory fees (Note 3)            21,751           31,719          45,376        17,417          13,497         16,790
  Trustee fees                                  3,655            3,655           3,655         3,655           3,655          3,655
  Chief compliance officer fees                 2,083            2,083           2,083         2,083           2,083          2,083
  Legal fees                                    1,501            1,501           1,501         1,501           1,501          1,501
  Miscellaneous fees                              416              242             358           199             284            521
------------------------------------------------------------------------------------------------------------------------------------
Total expenses                                 29,406           39,200          52,973        24,855          21,020         24,550
  Expense reimbursements (Note 3)              (7,655)          (7,481)         (7,597)       (7,438)         (7,523)        (7,760)
====================================================================================================================================
Net expenses                                   21,751           31,719          45,376        17,417          13,497         16,790
====================================================================================================================================
Net investment income                         210,309          318,557         420,155       153,895         128,538        274,553
====================================================================================================================================
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
Net realized gain (loss) from:
  Investment transactions                       7,400            2,970          25,747        28,603           9,017        (22,773)
  In-kind redemptions                         413,929          478,413         703,264       683,243              --             --
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss)                      421,329          481,383         729,011       711,846           9,017        (22,773)
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation
  on investments                            1,963,299        2,111,675       4,085,000       557,742         882,579        801,020
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain
  on investments                            2,384,628        2,593,058       4,814,011     1,269,588         891,596        778,247
====================================================================================================================================
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                         $ 2,594,937      $ 2,911,615     $ 5,234,166   $ 1,423,483     $ 1,020,134     $1,052,800
====================================================================================================================================

* Commencement of investment operations.

                       See Notes to Financial Statements.


                                      WisdomTree Trust Domestic Equity Funds  47

Statements of Changes in Net Assets (unaudited)

WisdomTree Domestic Equity Funds
For the Period June 16, 2006* through September 30, 2006

====================================================================================================================================
                                             WisdomTree     WisdomTree     WisdomTree     WisdomTree     WisdomTree     WisdomTree
                                               Total       High-Yielding     LargeCap      Dividend        MidCap        SmallCap
                                           Dividend Fund    Equity Fund   Dividend Fund  Top 100 Fund   Dividend Fund  Dividend Fund
------------------------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income                    $     210,309   $     318,557   $    420,155  $     153,895   $   128,538   $   274,553
  Net realized gain (loss) on
    investments                                  421,329         481,383        729,011        711,846         9,017       (22,773)
  Net change unrealized appreciation on
    investments                                1,963,299       2,111,675      4,085,000        557,742       882,579       801,020
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting
  from operations                              2,594,937       2,911,615      5,234,166      1,423,483     1,020,134     1,052,800
====================================================================================================================================
CAPITAL SHARE TRANSACTIONS:
  Net proceeds from sales of shares           54,364,655      62,796,607    109,434,947     49,645,724    17,692,316    28,564,948
  Cost of shares redeemed                     (7,851,491)     (7,930,270)   (10,490,059)   (20,985,444)           --            --
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from
   capital share transactions                 46,513,164      54,866,337     98,944,888     28,660,280    17,692,316    28,564,948
====================================================================================================================================
Net Increase in Net Assets                    49,108,101      57,777,952    104,179,054     30,083,763    18,712,450    29,617,748
====================================================================================================================================
NET ASSETS:
Beginning of period                                   --              --             --             --            --            --
End of period                              $  49,108,101   $  57,777,952   $104,179,054  $  30,083,763   $18,712,450   $29,617,748
====================================================================================================================================
Undistributed net investment income
  included in net assets at end of
  period                                   $     210,309   $     318,557   $    420,155  $     153,895   $   128,538   $   274,553
====================================================================================================================================
SHARES CREATED AND REDEEMED:
  Shares created                               1,050,100       1,200,100      2,100,100        950,100       350,100       550,100
  Shares redeemed                               (150,000)       (150,000)      (200,000)      (400,000)           --            --
------------------------------------------------------------------------------------------------------------------------------------
Net increase in shares outstanding               900,100       1,050,100      1,900,100        550,100       350,100       550,100
====================================================================================================================================

* Commencement of investment operations.

                       See Notes to Financial Statements.


48  WisdomTree Trust Domestic Equity Funds

Financial Highlights (unaudited)

WisdomTree Domestic Equity Funds
September 30, 2006

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

================================================================================
                                                             For the period
                                                        June 16, 2006(1) through
WisdomTree Total Dividend Fund                             September 30, 2006
--------------------------------------------------------------------------------
Net asset value, beginning of period                           $     50.32
--------------------------------------------------------------------------------
Investment operations:
  Net investment income(2)                                            0.37
  Net realized and unrealized gain                                    3.87
--------------------------------------------------------------------------------
Total from investment operations                                      4.24
--------------------------------------------------------------------------------
Net asset value, end of period                                 $     54.56
================================================================================

TOTAL RETURN:(3)                                                      8.43%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)                      $    49,108
Ratio to average net assets of:
  Expenses, net of expense reimbursements                             0.28%(4)
  Expenses, prior to expense reimbursements                           0.38%(4)
  Net investment income                                               2.71%(4)
--------------------------------------------------------------------------------
Portfolio turnover rate(5)                                               1%
================================================================================

================================================================================
                                                             For the period
                                                        June 16, 2006(1) through
WisdomTree High-Yielding Equity Fund                       September 30, 2006
--------------------------------------------------------------------------------
Net asset value, beginning of period                           $     50.01
--------------------------------------------------------------------------------
Investment operations:
  Net investment income(2)                                            0.53
  Net realized and unrealized gain                                    4.48
--------------------------------------------------------------------------------
Total from investment operations                                      5.01
--------------------------------------------------------------------------------
Net asset value, end of period                                 $     55.02
================================================================================

TOTAL RETURN:(3)                                                     10.02%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)                      $    57,778
Ratio to average net assets of:
  Expenses, net of expense reimbursements                             0.38%(4)
  Expenses, prior to expense reimbursements                           0.47%(4)
  Net investment income                                               3.82%(4)
--------------------------------------------------------------------------------
Portfolio turnover rate(5)                                               1%
================================================================================

1. Commencement of investment operations.
2. Based on average shares outstanding.
3. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed by the investment advisor (Note 3).
4. Annualized.
5. Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.

                       See Notes to Financial Statements.

                                      WisdomTree Trust Domestic Equity Funds  49

WisdomTree Domestic Equity Funds
September 30, 2006

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

================================================================================
                                                             For the period
                                                        June 16, 2006(1) through
WisdomTree LargeCap Dividend Fund                          September 30, 2006
--------------------------------------------------------------------------------
Net asset value, beginning of period                           $     50.34
--------------------------------------------------------------------------------
Investment operations:
  Net investment income(2)                                            0.35
  Net realized and unrealized gain                                    4.14
--------------------------------------------------------------------------------
Total from investment operations                                      4.49
--------------------------------------------------------------------------------
Net asset value, end of period                                 $     54.83
================================================================================

TOTAL RETURN:(3)                                                      8.92%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)                      $   104,179
Ratio to average net assets of:
  Expenses, net of expense reimbursements                             0.28%(4)
  Expenses, prior to expense reimbursements                           0.33%(4)
  Net investment income                                               2.59%(4)
--------------------------------------------------------------------------------
Portfolio turnover rate(5)                                               1%
================================================================================

================================================================================
                                                             For the period
                                                        June 16, 2006(1) through
WisdomTree Dividend Top 100 Fund                           September 30, 2006
--------------------------------------------------------------------------------
Net asset value, beginning of period                           $     50.12
Investment operations:
  Net investment income(2)                                            0.51
  Net realized and unrealized gain                                    4.06
--------------------------------------------------------------------------------
Total from investment operations                                      4.57
--------------------------------------------------------------------------------
Net asset value, end of period                                 $     54.69
================================================================================

TOTAL RETURN:(3)                                                      9.12%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)                      $    30,084
Ratio to average net assets of:
  Expenses, net of expense reimbursements                             0.38%(4)
  Expenses, prior to expense reimbursements                           0.54%(4)
  Net investment income                                               3.36%(4)
--------------------------------------------------------------------------------
Portfolio turnover rate(5)                                               2%
================================================================================

1. Commencement of investment operations.
2. Based on average shares outstanding.
3. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed by the investment advisor (Note 3).
4. Annualized.
5. Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.

                       See Notes to Financial Statements.


50  WisdomTree Trust Domestic Equity Funds

Financial Highlights (unaudited) (concluded)

WisdomTree Domestic Equity Funds
September 30, 2006

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

================================================================================
                                                             For the period
                                                        June 16, 2006(1) through
WisdomTree MidCap Dividend Fund                            September 30, 2006
--------------------------------------------------------------------------------
Net asset value, beginning of period                           $     50.21
--------------------------------------------------------------------------------
Investment operations:
  Net investment income(2)                                            0.51
  Net realized and unrealized gain                                    2.73
--------------------------------------------------------------------------------
Total from investment operations                                      3.24
--------------------------------------------------------------------------------
Net asset value, end of period                                 $     53.45
================================================================================

TOTAL RETURN:(3)                                                      6.45%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)                      $    18,712
Ratio to average net assets of:
  Expenses, net of expense reimbursements                             0.38%(4)
  Expenses, prior to expense reimbursements                           0.59%(4)
  Net investment income                                               3.62%(4)
--------------------------------------------------------------------------------
Portfolio turnover rate(5)                                               1%
================================================================================

================================================================================
                                                             For the period
                                                        June 16, 2006(1) through
WisdomTree SmallCap Dividend Fund                          September 30, 2006
--------------------------------------------------------------------------------
Net asset value, beginning of period                           $     50.24
--------------------------------------------------------------------------------
Investment operations:
  Net investment income(2)                                            0.84
  Net realized and unrealized gain                                    2.76
--------------------------------------------------------------------------------
Total from investment operations                                      3.60
--------------------------------------------------------------------------------
Net asset value, end of period                                 $     53.84
================================================================================

TOTAL RETURN:(3)                                                      7.17%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)                      $    29,618
Ratio to average net assets of:
  Expenses, net of expense reimbursements                             0.38%(4)
  Expenses, prior to expense reimbursements                           0.56%(4)
  Net investment income                                               6.21%(4)
--------------------------------------------------------------------------------
Portfolio turnover rate(5)                                               1%
================================================================================

1. Commencement of investment operations.
2. Based on average shares outstanding.
3. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed by the investment advisor (Note 3).
4. Annualized.
5. Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.

                       See Notes to Financial Statements.


                                      WisdomTree Trust Domestic Equity Funds  51

Notes to Financial Statements (unaudited)

1. ORGANIZATION

WisdomTree Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to a Trust Instrument dated December 15, 2005. As of September 30, 2006, the Trust offered 20 investment funds (each a "Fund", collectively, the "Funds"). Each Fund is considered to be non-diversified. The Funds commenced operations on June 16, 2006.

These financial statements relate only to the WisdomTree Dividend Top 100 Fund ("Dividend Top 100 Fund"), WisdomTree High-Yielding Equity Fund ("High-Yielding Equity Fund"), WisdomTree LargeCap Dividend Fund ("LargeCap Dividend Fund"), WisdomTree MidCap Dividend Fund ("MidCap Dividend Fund"), WisdomTree SmallCap Dividend Fund ("SmallCap Dividend Fund"), and WisdomTree Total Dividend Fund ("Total Dividend Fund"), together the "Domestic Equity Funds".

Each Fund seeks investment returns that closely correspond to the price and yield performance, before fees and expenses, of a particular index ("Index") developed by WisdomTree Investments, Inc. Each Index consists of dividend paying securities in the market suggested by its name that meet specific criteria developed by WisdomTree Investments, Inc. ("WisdomTree Investments"). "WisdomTree", "WisdomTree Investments", and "Dividend Top 100" are service marks of WisdomTree Investments licensed for use by the Trust. WisdomTree Investments has patent applications pending on the methodology and operation of its Indexes and the Funds.

The preparation of financial statements in conformity with U.S. Generally Accepted Accounting Principles (U.S. GAAP), requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

2. SIGNIFICANT ACCOUNTING POLICIES

(a) Investment Valuation - Securities traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. The Net Asset Value ("NAV") of each Fund's shares is calculated each day the national securities exchanges are open for trading as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. New York time (the "NAV Calculation Time"). NAV per share is calculated by dividing a Fund's net assets by the number of Fund shares outstanding. Unlisted equity securities are valued at last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and in accordance with procedures approved by the Board of Trustees. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b) Investment Transactions - Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c) Investment Income - Dividend income is recognized on the ex-dividend date. Interest income is accrued daily. The value of additional securities received as dividend payments is recorded as income and as an increase to the cost basis of such securities.

(d) Expenses/Reimbursements - WisdomTree Asset Management, Inc. ("WTA") has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of each Independent Trustee; (iv) compensation and expenses of counsel to the Independent Trustees, (v) compensation and expenses of the Trust's chief compliance officer; (vi) extraordinary expenses; (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and (viii) the advisory fee payable to WTA. Pursuant to a separate contractual arrangement WTA has agreed to pay the expenses described in (iii), (iv) and (v) through July 31, 2007.

(e) Security Lending - Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds' securities lending agent. The loans are collateralized at all times by cash and/or high grade debt obligations in an amount at least equal to 102% of the market value of domestic securities loaned (105% in the case of foreign securities loaned) as determined at the close of business on the preceding business day. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the


52  WisdomTree Trust Domestic Equity Funds

Funds an amount equal to any dividends or interest received on loaned securities. The Funds retain all or a portion of the interest received on investment of cash collateral or receives a fee from the borrower. Lending portfolio securities could result in a loss or delay in recovering each Fund's securities if the borrower defaults.

The securities lending income earned by the Funds is disclosed on the Statements of Operations.

(f) Dividends and Distributions to Shareholders - It is each Fund's policy to comply with all requirements of the Internal Revenue Code of 1986, as amended ("the Code"). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company ("RIC") under Subchapter M of the Code. It is the policy of each Fund to pay out dividends, if any, to investors at least annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profit for tax purposes, are reported as a tax return of capital.

The following distributions from net investment income were declared on October 4, 2006, and paid on October 10, 2006 to shareholders of record on October 6, 2006:

            =========================================================
                                                       Net Investment
            Fund                                           Income
            ---------------------------------------------------------
            Total Dividend Fund                         $ 201,558
            ---------------------------------------------------------
            High-Yielding Equity Fund                     229,667
            ---------------------------------------------------------
            LargeCap Dividend Fund                        416,717
            ---------------------------------------------------------
            Dividend Top 100 Fund                         147,905
            ---------------------------------------------------------
            MidCap Dividend Fund                          110,164
            ---------------------------------------------------------
            SmallCap Dividend Fund                        240,696
            ---------------------------------------------------------

(g) Short-Term Investments - Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments in which a Fund may invest include short-term obligations issued by the U.S. Government, negotiable certificates of deposit ("CDs"), fixed time deposits and bankers' acceptances of U.S. and foreign banks and similar institutions, commercial papers, repurchase agreements and money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker's acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

3. ADVISER FEES AND TRANSACTIONS

Adviser Fees - WTA provides investment management services to each Fund pursuant to an Investment Advisory Agreement between the Trust and WTA. As compensation for services rendered, facilities furnished, and expenses borne by WTA, each Fund pays WTA a fee, as listed below, which is accrued daily and paid monthly, based on the average daily net assets of the Fund.

            =========================================================
            Fund                                        Fee Rate (bps)
            ---------------------------------------------------------
            Total Dividend Fund                              0.28%
            ---------------------------------------------------------
            High-Yielding Equity Fund                        0.38%
            ---------------------------------------------------------
            LargeCap Dividend Fund                           0.28%
            ---------------------------------------------------------
            Dividend Top 100 Fund                            0.38%
            ---------------------------------------------------------
            MidCap Dividend Fund                             0.38%
            ---------------------------------------------------------
            SmallCap Dividend Fund                           0.38%
            ---------------------------------------------------------


                                      WisdomTree Trust Domestic Equity Funds  53

For the period ended September 30, 2006, the advisory expense reimbursements were as follows:

            ==========================================================
                                                      Advisory Expense
            Fund                                       Reimbursements
            ----------------------------------------------------------
            Total Dividend Fund                            $7,655
            ----------------------------------------------------------
            High-Yielding Equity Fund                       7,481
            ----------------------------------------------------------
            LargeCap Dividend Fund                          7,597
            ----------------------------------------------------------
            Dividend Top 100 Fund                           7,438
            ----------------------------------------------------------
            MidCap Dividend Fund                            7,523
            ----------------------------------------------------------
            SmallCap Dividend Fund                          7,760
            ----------------------------------------------------------

4. CAPITAL SHARE TRANSACTIONS

As of September 30, 2006, there were an unlimited number of $0.001 par value capital shares of beneficial interest authorized by the Trust. Capital shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of equity securities constituting a portfolio sampling representation of the securities included in the relevant Fund's underlying index and an amount of cash. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the period ended September 30, 2006 were as follows:

================================================================================
Fund                                           Purchases          Sales
--------------------------------------------------------------------------------
Total Dividend Fund                             $307,595         $233,966
--------------------------------------------------------------------------------
High-Yielding Equity Fund                        451,376          319,507
--------------------------------------------------------------------------------
LargeCap Dividend Fund                           599,424          432,340
--------------------------------------------------------------------------------
Dividend Top 100 Fund                            403,418          397,620
--------------------------------------------------------------------------------
MidCap Dividend Fund                             161,533          161,600
--------------------------------------------------------------------------------
SmallCap Dividend Fund                           223,348          190,106
--------------------------------------------------------------------------------

For the period ended September 30, 2006, the cost of in-kind purchases and the proceeds from in-kind sales were as follows:

================================================================================
Fund                                           Purchases            Sales
--------------------------------------------------------------------------------
Total Dividend Fund                           $ 54,108,780       $ 7,809,113
--------------------------------------------------------------------------------
High-Yielding Equity Fund                       62,513,898         7,891,098
--------------------------------------------------------------------------------
LargeCap Dividend Fund                         109,059,263        10,445,524
--------------------------------------------------------------------------------
Dividend Top 100 Fund                           49,373,461        20,825,352
--------------------------------------------------------------------------------
MidCap Dividend Fund                            17,621,875                --
--------------------------------------------------------------------------------
SmallCap Dividend Fund                          28,383,341                --
--------------------------------------------------------------------------------

Gains and losses on in-kind redemptions are not recognized at the Fund level for tax purposes.

54  WisdomTree Trust Domestic Equity Funds

Notes to Financial Statements (unaudited) (concluded)

6. FEDERAL INCOME TAXES

At September 30, 2006, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially the same as for book purposes, as indicated below:

===================================================================================================
                                    Tax Cost             Gross           Gross              Net
                             (Including Securities   Unrealized        Unrealized       Unrealized
Fund                                on Loan)         Appreciation     Depreciation     Appreciation
---------------------------------------------------------------------------------------------------
Total Dividend Fund              $ 47,564,221         $2,122,913       $(159,614)      $1,963,299
---------------------------------------------------------------------------------------------------
High-Yielding Equity Fund          56,398,059          2,245,573        (133,898)       2,111,675
---------------------------------------------------------------------------------------------------
LargeCap Dividend Fund            116,226,196          4,675,878        (590,878)       4,085,000
---------------------------------------------------------------------------------------------------
Dividend Top 100 Fund              30,929,720            683,451        (125,709)         557,742
---------------------------------------------------------------------------------------------------
MidCap Dividend Fund               18,360,828          1,020,468        (137,889)         882,579
---------------------------------------------------------------------------------------------------
SmallCap Dividend Fund             30,286,353          1,123,432        (322,412)         801,020
---------------------------------------------------------------------------------------------------

7. NEW ACCOUNTING PRONOUNCEMENTS

On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

On September 15, 2006, the FASB released Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157") which provides enhanced guidance for measuring fair value. The standard requires companies to provide expanded information about the assets and liabilities measured at fair value and the potential effect of these fair valuations on an entity's financial performance. The standard does not expand the use of fair value in any new circumstances, but provides clarification on acceptable fair valuation methods and applications. Adoption of FAS 157 is required for fiscal years beginning after November 15, 2007. At this time, management is evaluating the implications of FAS 157 and its impact in the financial statements has not yet been determined.

8. SUBSEQUENT EVENT

Effective October 13, 2006, the Trust added ten international sector ETFs. Each ETF focuses on a specific industry sector consisting of only international equity securities. Each has an expense ratio of 0.58% and represents the international sector specified in its name:

      WisdomTree International Basic Materials Sector Fund (DBN)
      WisdomTree International Communications Sector Fund (DGG)
      WisdomTree International Consumer Cyclical Sector Fund (DPC) WisdomTree International Consumer Non-Cyclical Sector Fund (DPN) WisdomTree International Energy Sector Fund (DKA)
      WisdomTree International Financial Sector Fund (DRF)
      WisdomTree International Health Care Sector Fund (DBR)
      WisdomTree International Industrial Sector Fund (DDI)
      WisdomTree International Technology Sector Fund (DBT)
      WisdomTree International Utilities Sector Fund (DBU)


                                      WisdomTree Trust Domestic Equity Funds  55

Frequency Distribution of Discounts & Premiums (unaudited)

The chart below presents information about differences between the per share net asset value ("NAV") of each Fund and the market trading price of shares of each Fund. For these purposes, the "market price" is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading (generally 4:15 p.m.) on the exchange where Fund shares are listed. The term "premium" is sometimes used to describe a market price in excess of NAV and the term "discount" is sometimes used to describe a market price below NAV. The chart presents information about the size and frequency of premiums or discounts. The gap in time between the calculation of per share NAV and market price (4:00 p.m. and 4:15 p.m., respectively) is one factor that contributes to differences between a Fund's NAV and the market price of its shares. Other factors that contribute to such differences are the supply and demand for Fund shares and investors' assessments of the underlying value of a Fund's portfolio securities.

========================================================================================================================
                                                          Market Price Above or Equal to           Market Price Below
                                                                 Net Asset Value                     Net Asset Value
                                                          ------------------------------      --------------------------
                                        Basis Point        Number         Percentage of       Number       Percentage of
                                       Differential*       of Days          Total Days        of Days        Total Days
------------------------------------------------------------------------------------------------------------------------
June 16, 2006** - September 30, 2006
WisdomTree Total Dividend Fund             0-24.9            24               33.80%             44            61.97%
                                       ---------------------------------------------------------------------------------
                                          25-49.9             1                1.41%              2             2.82%
                                       ---------------------------------------------------------------------------------
                                          50-74.9             0                0.00%              0             0.00%
                                       ---------------------------------------------------------------------------------
                                         75-100.0             0                0.00%              0             0.00%
                                       ---------------------------------------------------------------------------------
                                           >100.0             0                0.00%              0             0.00%
                                       ---------------------------------------------------------------------------------
                                            Total            25               35.21%             46            64.79%
------------------------------------------------------------------------------------------------------------------------
June 16, 2006** - September 30, 2006
WisdomTree High-Yielding Equity Fund       0-24.9            36               50.70%             34            47.89%
                                       ---------------------------------------------------------------------------------
                                          25-49.9             1                1.41%              0             0.00%
                                       ---------------------------------------------------------------------------------
                                          50-74.9             0                0.00%              0             0.00%
                                       ---------------------------------------------------------------------------------
                                         75-100.0             0                0.00%              0             0.00%
                                       ---------------------------------------------------------------------------------
                                           >100.0             0                0.00%              0             0.00%
                                       ---------------------------------------------------------------------------------
                                            Total            37               52.11%             34            47.89%
------------------------------------------------------------------------------------------------------------------------
June 16, 2006** - September 30, 2006
WisdomTree LargeCap Dividend Fund          0-24.9            33               46.48%             31            43.66%
                                       ---------------------------------------------------------------------------------
                                          25-49.9             4                5.63%              2             2.82%
                                       ---------------------------------------------------------------------------------
                                          50-74.9             0                0.00%              0             0.00%
                                       ---------------------------------------------------------------------------------
                                         75-100.0             0                0.00%              0             0.00%
                                       ---------------------------------------------------------------------------------
                                           >100.0             1                1.41%              0             0.00%
                                       ---------------------------------------------------------------------------------
                                            Total            38               53.52%             33            46.48%
------------------------------------------------------------------------------------------------------------------------
June 16, 2006** - September 30, 2006
WisdomTree Dividend Top 100 Fund           0-24.9            35               49.30%             29            40.84%
                                       ---------------------------------------------------------------------------------
                                          25-49.9             4                5.63%              2             2.82%
                                       ---------------------------------------------------------------------------------
                                          50-74.9             0                0.00%              0             0.00%
                                       ---------------------------------------------------------------------------------
                                         75-100.0             1                1.41%              0             0.00%
                                       ---------------------------------------------------------------------------------
                                           >100.0             0                0.00%              0             0.00%
                                       ---------------------------------------------------------------------------------
                                            Total            40               56.34%             31            43.66%
------------------------------------------------------------------------------------------------------------------------


56  WisdomTree Trust Domestic Equity Funds

Frequency Distribution of Discounts & Premiums (unaudited) (concluded)

========================================================================================================================
                                                          Market Price Above or Equal to           Market Price Below
                                                                 Net Asset Value                     Net Asset Value
                                                          ------------------------------      --------------------------
                                        Basis Point        Number         Percentage of       Number       Percentage of
                                       Differential*       of Days          Total Days        of Days        Total Days
------------------------------------------------------------------------------------------------------------------------
June 16, 2006** - September 30, 2006
WisdomTree MidCap Dividend Fund            0-24.9            20               28.17%             39            54.93%
                                       ---------------------------------------------------------------------------------
                                          25-49.9             1                1.41%              0             0.00%
                                       ---------------------------------------------------------------------------------
                                          50-74.9             2                2.81%              0             0.00%
                                       ---------------------------------------------------------------------------------
                                         75-100.0             1                1.41%              0             0.00%
                                       ---------------------------------------------------------------------------------
                                           >100.0             8               11.27%              0             0.00%
                                       ---------------------------------------------------------------------------------
                                            Total            32               45.07%             39            54.93%
------------------------------------------------------------------------------------------------------------------------
June 16, 2006** - September 30, 2006
WisdomTree SmallCap Dividend Fund          0-24.9            12               16.90%             46            64.79%
                                       ---------------------------------------------------------------------------------
                                          25-49.9             1                1.41%              1             1.41%
                                       ---------------------------------------------------------------------------------
                                          50-74.9             0                0.00%              0             0.00%
                                       ---------------------------------------------------------------------------------
                                         75-100.0             1                1.41%              0             0.00%
                                       ---------------------------------------------------------------------------------
                                           >100.0            10               14.08%              0             0.00%
                                       ---------------------------------------------------------------------------------
                                           Total            24               33.80%             47            66.20%
------------------------------------------------------------------------------------------------------------------------

*     A basis point equals one-hundredth of one percent (0.01%).
**    Commencement of investment operations.


                                      WisdomTree Trust Domestic Equity Funds  57

Approval of Investment Advisory Agreement and Sub-Advisory Agreement
(unaudited)

The Board of Trustees of the Trust, including a majority of the Independent Trustees, has the responsibility under the 1940 Act to approve the Trust's Investment Advisory Agreement and Sub-Advisory Agreement (collectively, the "Investment Advisory Agreements"). In addition, the Trust's Board of Trustees receives, reviews and evaluates information concerning the services and personnel of WTA, the investment adviser, and BNY Investment Advisors ("BNYIA"), the sub-adviser, at each quarterly meeting of the Board of Trustees. While particular emphasis will be placed on information concerning profitability, comparability of fees, total expenses, the Trust's investment performance, and other relevant factors at any future meeting at which a renewal of the Investment Advisory Agreements is considered, the process of evaluating WTA and BNYIA and the Trust's investment arrangements is an ongoing one. In this regard, the Board's consideration of the nature, extent and quality of the services to be provided by WTA and BNYIA under the Investment Advisory Agreements includes deliberations at quarterly meetings.

Initial Approval of Investment Advisory Agreement. The Trust and WTA have entered into an investment advisory agreement (the "Advisory Agreement"). At a meeting held on February 21, 2006 the Board of Trustees, including a majority of the Independent Trustees, approved the Advisory Agreement with WTA with respect to the Funds. In approving the Advisory Agreement with WTA, the Board reviewed and analyzed the factors it deemed relevant, including: (1) the nature, quality and extent of the services to be provided to the Funds by WTA; (2) WTA's personnel and operations; (3) WTA's financial condition; (4) the level and method of computing each Fund's advisory fee; (5) the possibility of "fall-out" benefits to WTA and its affiliates (i.e., ancillary benefits that may be realized by WTA or its affiliates from WTA's relationship with the Funds); (6) the anticipated effect of growth and size on each Fund's performance and expenses; and (7) possible conflicts of interest.

The Board also considered the nature and quality of the services to be provided by WTA to the Funds, recognizing WTA's operational capabilities and resources. The Board also noted the extensive responsibilities that WTA has as investment adviser to the Funds, including the selection of the Funds' sub-adviser and oversight of the sub-adviser's compliance with Fund policies and objectives, oversight of general Fund compliance with federal and state laws, and the implementation of Board directives as they relate to the Funds. The Board gave substantial consideration to the fees payable under the Advisory Agreement. In this connection, the Board evaluated the personnel, systems and equipment necessary to manage the Funds and the costs associated with compensating the sub-adviser. The Board also examined the fees to be paid by each Fund in light of fees paid to other investment managers by comparable funds and the method of computing each Fund's fee. After comparing the fees with those of comparable funds and in light of the quality and extent of services to be provided and the costs anticipated to be incurred by WTA, the Board concluded that the level of the fees paid to WTA with respect to each Fund is fair and reasonable.

The Board also approved the Sub-Advisory Agreement with the sub-adviser to the Funds, BNYIA, using the same criteria it used for WTA. The Board considered BNYIA's operational capabilities and resources and BNYIA's experience in serving as an adviser to ETFs, noting that BNYIA currently provides investment advisory and management services to other ETFs. The Board also evaluated the performance of comparable funds managed by BNYIA in comparison to a peer group, and the expertise and performance of the BNYIA personnel. The Board also noted that Bank of New York ("BNY"), an affiliate of BNYIA, was proposed to serve as the Funds' administrator, accountant, custodian and transfer agent and will receive compensation for acting in these capacities and will be responsible for, among other things, coordinating the Funds' audits, financial statements and tax returns, managing expenses and budgeting for the Funds, processing trades on behalf of each Fund and custodying Fund assets. As such, the Board concluded that the benefits accruing to BNYIA and its affiliates by virtue of their relationship to the Trust are reasonable and fair in comparison with the anticipated costs of providing the relevant services. The Board noted that WTA, not the Funds, pays the fees to BNYIA under the Sub-Advisory Agreement.

Based on these considerations and the overall high quality of the personnel, operations, financial condition, investment advisory capabilities, methodologies, and performance of WTA and BNYIA, the Board determined that the approval of the Advisory Agreement and the Sub-Advisory Agreement was in the best interests of each Fund. After full consideration of these and other factors, the Board, including a majority of the Independent Trustees, with the assistance of independent counsel, approved the Advisory Agreement and Sub-Advisory Agreement.


58  WisdomTree Trust Domestic Equity Funds

Proxy Voting Policies, Procedures and Record

A description of the policies and procedures that the Trust uses to determine how to vote proxies related to each Fund's portfolio securities, and information on how the Trust voted each Fund's proxies during the period ended June 30, 2006, is available without charge, upon request, (i) by calling 866-909-WISE;
(ii) on the Trust's website at www.wisdomtree.com; and (iii) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC's website at www.sec.gov and are available by calling the Trust at 866-909-WISE. You can also obtain copies of Form N-Q by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC's Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

Information about each Fund's portfolio holdings is available daily at www.wisdomtree.com.


                                      WisdomTree Trust Domestic Equity Funds  59

The WisdomTree Trust


Investment Adviser
WisdomTree Asset Management, Inc.
48 Wall Street, Suite 1100
New York, NY 10005

Investment Sub-Adviser
BNY Investment Advisors
1633 Broadway
New York, NY 10019

Administrator, Custodian & Transfer Agent
The Bank of New York
101 Barclay Street
New York, NY 10286

Distributor
ALPS Distributors, Inc.
1625 Broadway
Denver, CO 80202

Independent Registered Public Accountant
Ernst & Young LLP
5 Times Square
New York, NY 10036

Legal Counsel
Kirkpatrick & Lockhart Nicholson Graham LLP
599 Lexington Avenue
New York, NY 10022


60   WisdomTree Trust Domestic Equity Funds

The WisdomTree Family of Funds

The following is a list of WisdomTree Funds being offered, along with their respective ticker symbols:

WisdomTree Domestic Equity Funds
WisdomTree Total Dividend Fund (DTD)

WisdomTree High-Yielding Equity Fund (DHS)

WisdomTree Large Cap Dividend Fund (DLN)

WisdomTree Dividend Top 100 Fund (DTN)

WisdomTree MidCap Dividend Fund (DON)

WisdomTree SmallCap Dividend Fund (DES)

WisdomTree International Equity Funds
WisdomTree DIEFA Fund (DWM)

WisdomTree DIEFA High-Yielding Equity Fund (DTH)

WisdomTree Europe Total Dividend Fund (DEB)

WisdomTree Europe High-Yielding Equity Fund (DEW)

WisdomTree Europe SmallCap Dividend Fund (DFE)

WisdomTree Japan Total Dividend Fund (DXJ)

WisdomTree Japan High-Yielding Equity Fund (DNL)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

WisdomTree Pacific ex-Japan Total Dividend Fund (DND)

WisdomTree Pacific ex-Japan High-Yielding Equity Fund (DNH)

WisdomTree International LargeCap Dividend Fund (DOL)

WisdomTree International Dividend Top 100 Fund (DOO)

WisdomTree International MidCap Dividend Fund (DIM)

WisdomTree International SmallCap Dividend Fund (DLS)

WisdomTree International Sector Funds
WisdomTree International Basic Material Sector Fund (DBN)

WisdomTree International Communication Sector Fund (DGG)

WisdomTree International Energy Sector Fund (DKA)

WisdomTree International Financial Sector Fund (DRF)

WisdomTree International Health Care Sector Fund (DBR)

WisdomTree International Industrial Sector Fund (DDI)

WisdomTree International Consumer Cyclical Sector Fund (DPC)

WisdomTree International Consumer Non-Cyclical Sector Fund (DPN)

WisdomTree International Technology Sector Fund (DBT)

WisdomTree International Utilities Sector Fund (DBU)

The WisdomTree Funds are exchange traded funds ("ETFs") registered with the United States Securities and Exchange Commission ("SEC") as series of WisdomTree Trust ("Trust"). WisdomTree Asset Management, Inc., a wholly owned subsidiary of WisdomTree Investments, Inc., serves as the investment adviser to the WisdomTree Trust. None of the WisdomTree entities are affiliated with ALPS Distributors, Inc., the Funds' distributor. WisdomTree Investments, its affiliates and their independent providers are not liable for any informational errors, incompleteness, or delays, or for any actions taken in reliance on information contained herein.

Investors should consider the investment objectives, risks, charges and expenses of the funds carefully before investing. A prospectus, containing this and other information, is available at wisdomtree.com, or by calling 1-866-909-WISE
(9473). Investors should read the prospectus carefully before investing. There are risks associated with investing, including possible loss of principal. Past performance does not guarantee future results. Indexes are unmanaged and you can not invest directly in an index.

In addition to the normal risks associated with investing, foreign investing involves special risks, such as risk of loss from currency fluctuation or political or economic uncertainty. Funds focusing on a single country, sector, and/or funds that emphasize investments in smaller companies may experience greater price volatility. Transactions in fund shares will result in brokerage commissions and will generate tax consequences. Shares may be sold through brokerage accounts, but may be redeemed from the funds only in large amounts of 50,000 shares or more.


                                      WisdomTree Trust Domestic Equity Funds  61

[LOGO] WISDOMTREE(SM)


48 Wall Street, Suite 1100
New York, NY 10005
1.866.900.WISE (9473)
wisdomtree.com


WisdomTree Domestic Equity ETFs
WisdomTree Total Dividend Fund
WisdomTree High-Yielding Equity Fund
WisdomTree Large Cap Dividend Fund
WisdomTree Dividend Top 100 Fund
WisdomTree MidCap Dividend Fund
WisdomTree SmallCap Dividend Fund


This report when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current Fund Prospectus.

WisdomTree Fund shares are distributed by ALPS Distributors, Inc.




                                                                        WST-0906

[LOGO] WISDOMTREE(SM)

--------------------------------------------------------------------------------

WisdomTree Trust
International Equity Funds


Semi-Annual Report

For the period June 16, 2006 (commencement of investment operations) through September 30, 2006


WisdomTree DIEFA(SM) Fund

WisdomTree DIEFA High-Yielding Equity Fund

WisdomTree Europe Total Dividend Fund

WisdomTree Europe High-Yielding Equity Fund

WisdomTree Europe SmallCap Dividend Fund

WisdomTree Japan Total Dividend Fund

WisdomTree Japan High-Yielding Equity Fund

WisdomTree Japan SmallCap Dividend Fund

WisdomTree Pacific ex-Japan Total Dividend Fund

WisdomTree Pacific ex-Japan High-Yielding Equity Fund

WisdomTree International LargeCap Dividend Fund

WisdomTree International Dividend Top 100(SM) Fund

WisdomTree International MidCap Dividend Fund

WisdomTree International SmallCap Dividend Fund

[LOGO] WISDOMTREE(SM)


--------------------------------------------------------------------------------

WisdomTree Trust
International Equity Funds

--------------------------------------------------------------------------------

Contents


          Letter to Shareholders............................................  1

          Management's Discussion of Funds' Performance.....................  2

          Performance Summaries.............................................  4

          Shareholder Expense Examples...................................... 18

          Schedules of Investments

             WisdomTree DIEFA Fund.......................................... 20

             WisdomTree DIEFA High-Yielding Equity Fund..................... 27

             WisdomTree Europe Total Dividend Fund.......................... 32

             WisdomTree Europe High-Yielding Equity Fund.................... 36

             WisdomTree Europe SmallCap Dividend Fund....................... 40

             WisdomTree Japan Total Dividend Fund........................... 45

             WisdomTree Japan High-Yielding Equity Fund..................... 49

             WisdomTree Japan SmallCap Dividend Fund........................ 52

             WisdomTree Pacific ex-Japan Total Dividend Fund................ 58

             WisdomTree Pacific ex-Japan High-Yielding Equity Fund.......... 61

             WisdomTree International LargeCap Dividend Fund................ 63

             WisdomTree International Dividend Top 100 Fund................. 67

             WisdomTree International MidCap Dividend Fund.................. 69

             WisdomTree International SmallCap Dividend Fund................ 74

          Statements of Assets and Liabilities.............................. 81

          Statements of Operations.......................................... 84

          Statements of Changes in Net Assets............................... 87

          Financial Highlights.............................................. 90

          Notes to the Financial Statements................................. 97

          Frequency Distribution of Discounts & Premiums....................103

          Board Review and Approval of Investment Advisory Contracts........106

          Family of Funds...................................................109

"WisdomTree", "WisdomTree Investments", "WisdomTree DIEFA" and "Dividend Top 100" are service marks of WisdomTree Investments, Inc. and are licensed for use by the Trust.

Letter to Shareholders

Dear Shareholder:

Thank you for your confidence in our products and the support you have shown. I am excited to provide you with this update on the first 14 international exchange traded funds (ETFs) launched under the WisdomTree Trust.

On June 16, 2006, the WisdomTree Trust listed 20 fundamentally weighted ETFs on the New York Stock Exchange (NYSE). According to the NYSE, this event represented the largest one-day listing by a single issuer in the history of the NYSE. The day also marked an important turning point in the ETF industry. For the first time, a global family of dividend-weighted ETFs offered investors a fundamental alternative to market cap-weighted index funds in every major capitalization segment and across major geographic regions of the developed world.

Several other important firsts were achieved in connection with this listing. WisdomTree introduced the first ETFs that track international small-cap stocks, including small capitalization companies listed in Europe and Japan. The WisdomTree Trust is also the first ETF provider to offer exchange-traded funds tracking high-yielding stocks trading in Europe, Japan and the Pacific Region.

Both domestic and international equity markets have seen sustained rallies since the WisdomTree ETFs were launched. From June 16, 2006 to September 30, 2006, the Russell 3000 Index, a broad measure of the U.S. stock market, advanced 6.61% on a total return basis. Internationally, the MSCI EAFE Index, which measures the performance of stocks in 21 developed equity markets outside the United States and Canada, increased by 9.20% on a total return basis over the same period.(1)

With the launch of 10 pure international sector ETFs on October 13, 2006, the WisdomTree Trust now has 30 ETFs in the market. Within five months, this dividend-based family has attracted more than $1 billion in assets under management - one indication of how quickly these new tools are being adopted by investment advisors, wirehouses and self-directed investors.

On behalf of my colleagues at WisdomTree Asset Management and the Board of Trustees of the WisdomTree Trust, I thank you for your investment in the WisdomTree family of fundamentally weighted ETFs. We look forward to serving you in the future.

Best Regards,


Jonathan Steinberg

President, WisdomTree Trust
CEO, WisdomTree Asset Management, Inc.


(1) Performance information for the Russell 3000 Index assumes the reinvestment of gross dividends and excludes management fees, transaction costs and expenses. Performance information for the MSCI EAFE Index assumes the reinvestment of net dividends and excludes management fees, transaction costs and expenses. You cannot invest directly in an index.


                                WisdomTree Trust International Equity Funds    1

Management's Discussion of Funds' Performance

The 14 international ETFs introduced by the WisdomTree Trust give investors alternatives to market capitalization-weighted index funds in major areas of the developed world. All of the WisdomTree international ETFs discussed in this report track specific indexes that are derived from the WisdomTree Dividend Index of Europe, Far East Asia and Australasia ("WisdomTree DIEFA"), which measures the performance of dividend-paying companies in 21 developed equity markets outside the United States and Canada. Unlike ETFs that track traditional market capitalization-weighted indexes, the WisdomTree international ETFs are designed to track indexes that are weighted based on the dividends that companies pay. For ease of comparison, this report provides index performance data on each ETF's underlying WisdomTree Index and a comparable market capitalization-weighted index.

WisdomTree's broadest international fund, the WisdomTree DIEFA Fund ("DWM"), had a cumulative total return of 10.35% from its inception on June 16, 2006 to the close of the period on September 30, 2006. DWM outperformed the MSCI EAFE Index by 1.15% over that period. The WisdomTree DIEFA High-Yielding Equity Fund ("DTH"), which is comprised of higher dividend-yielding stocks selected from the WisdomTree DIEFA Index, returned 10.49% for the period, slightly less than the MSCI EAFE Value Index, which returned 10.52%. The best performing size segment of the WisdomTree DIEFA Index for this period was the mid-cap portion. WisdomTree's International MidCap Dividend Fund ("DIM") returned 11.99% since inception, surpassing the MSCI EAFE Index by 2.79% from June 16, 2006 to September 30, 2006.

The best performing region of the industrialized world since the inception of the WisdomTree ETFs has been Europe. The WisdomTree Europe Total Dividend Fund ("DEB") generated a total return of 11.05% from its launch on June 16, 2006 to September 30, 2006. While this Fund lagged the performance of the MSCI Europe Index by 0.33% for the same period, the WisdomTree Europe SmallCap Dividend Fund ("DFE") outperformed the MSCI Europe Small Cap Index by 1.96% from June 16, 2006 to September 30, 2006, generating a total return of 10.37% for the period.

As was the case in Europe, the dividend-paying portion of the small-cap market in Japan outperformed a broader index of Japanese small-cap stocks. Whereas the MSCI Japan Small Cap Index declined 4.51% from June 16, 2006 to September 30, 2006, the WisdomTree Japan SmallCap Dividend Fund ("DFJ") lost only 1.40% of its value for the same period. WisdomTree's broadest small-cap fund -- the WisdomTree International SmallCap Dividend Fund ("DLS") -- returned 8.10% from June 16, 2006 to September 30, 2006, surpassing the MSCI EAFE SmallCap Index by 4.30% for the period.

Returns on equity securities in the Pacific Region, excluding Japan, were generally higher than equity returns in Japan. WisdomTree's Pacific ex-Japan Total Dividend Fund ("DND") returned 8.47% from June 16, 2006 to September 30, 2006, outperforming the MSCI Pacific ex-Japan Index by 1.41% for the period.


2   WisdomTree Trust International Equity Funds

Management's Discussion of Funds' Performance
(concluded)


The MSCI value indexes for Europe, Japan and the Pacific Region ex-Japan had higher returns than the corresponding WisdomTree High-Yielding Equity Funds for this period, as value stocks outperformed the broader market generally. However, the WisdomTree International Dividend Top 100 ("DOO"), which returned 12.24% from June 16, 2006 to September 30, 2006, outperformed the MSCI EAFE Value Index by 1.72% over the same time frame.

Fund performance assumes reinvestment of dividends and capital gain distributions. An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses. In comparison, the Funds' performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares that a shareholder would pay on Fund distributions. Past performance is no guarantee of future results. For the most recent month end performance information visit www.wisdomtree.com.

The MSCI EAFE Index is a market cap-weighted index composed of companies representative of the developed market structure of 21 developed countries in Europe, Australasia and Japan; the MSCI EAFE Value Index measures the performance of value stocks in the MSCI EAFE Index; the MSCI EAFE Small Cap Index measures the performance of small cap stocks in the MSCI EAFE Index; the MSCI Europe Index is a subset of the MSCI EAFE Index and represents the performance of Western Europe, developed market equity performance; the MSCI Europe Small Cap Index measures the performance of small cap stocks in the MSCI Europe Index; the MSCI Europe Value Index measures the performance of value stocks within the MSCI Europe Index; the MSCI Japan Index is a market cap-weighted index that measures the performance of the Japanese equity markets; the MSCI Japan Value Index measures the performance of value stocks in the MSCI Japan Index; the MSCI Japan Small Cap Index measures the performance of small cap stocks in the MSCI Japan Index; the MSCI Pacific ex-Japan Index is a market cap-weighted index that measures the performance of stocks in Australia, Hong Kong, Singapore, and New Zealand; the MSCI Pacific ex-Japan Value Index measures the performance of value stocks in the MSCI Pacific ex-Japan Index. Performance information for the MSCI indexes assumes the reinvestment of net dividends and excludes management fees, transaction costs and expenses. You cannot invest directly in an index.

Neither MSCI nor any other party involved in or related to compiling, computing or creating the MSCI data makes any express or implied warranties or representations with respect to such data (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such data. Without limiting any of the foregoing, in no event shall MSCI, any of its affiliates or any third party involved in or related to compiling, computing or creating the data have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages. No further distribution or dissemination of the MSCI data is permitted without MSCI's express written consent.


                                 WisdomTree Trust International Equity Funds   3

Performance Summary

WisdomTree DIEFA Fund

Sector Breakdown*
% of the Fund's Net Assets as of 09/30/06+

   [The following table was depicted as a pie chart in the printed material.]

Financial                                                                33.8%
Consumer Non-Cyclical                                                    13.4%
Communications                                                           13.2%
Energy                                                                    9.2%
Industrial                                                                8.2%
Consumer Cyclical                                                         7.5%
Utilities                                                                 6.9%
Basic Materials                                                           4.9%
Technology                                                                1.1%
Diversified                                                               1.1%
Short-Term Investment                                                     0.5%
Other                                                                     0.2%

*     A sector may comprise several industries.
+ The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.

Performance Summary

The following performance chart is provided for comparative purposes and represents the period noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the bid and ask for Fund shares as of the close of trading (generally 4:15 p.m.) on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. The gap in time between the calculation of NAV returns and market price returns (4:00 p.m. and 4:15 p.m., respectively) is one factor that contributes to differences between NAV returns and market price returns.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund's performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions.

Performance as of 9/30/06
================================================================================
                                           Cumulative Total Return
--------------------------------------------------------------------------------
                               Net Asset     Market      WisdomTree    MSCI EAFE
                                 Value       Price      DIEFA Index      Index
--------------------------------------------------------------------------------
Since Inception(1)               10.35%      11.17%        10.61%        9.20%
--------------------------------------------------------------------------------
(1) Total returns are calculated based on the commencement of trading on the NYSE, June 16, 2006.

Top Five Holdings(2) as of 9/30/06
================================================================================
Description                     Shares         Market Value      % of Net Assets
================================================================================
HSBC Holdings PLC               36,198           $658,920              2.4%
--------------------------------------------------------------------------------
BP PLC                          49,291            535,867              1.9%
--------------------------------------------------------------------------------
Eni SpA                         16,145            477,956              1.7%
--------------------------------------------------------------------------------
TOTAL S.A.                       7,190            471,335              1.7%
--------------------------------------------------------------------------------
GlaxoSmithKline PLC             13,014            345,680              1.3%
--------------------------------------------------------------------------------
(2) The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.

Comparison of Change in Value of a $10,000 Investment

Based on Net Asset Value as of 9/30/06

   [The following table was depicted as a line chart in the printed material.]

                $11,034 WisdomTree                   $10,928 MSCI
                      DIEFA Fund                      EAFE Index
--------------------------------------------------------------------------------
6/16/06                 10,000                          10,000
6/23/06                 10,040                          10,048
6/30/06                 10,486                          10,509
7/7/06                  10,563                          10,549
7/14/06                 10,120                          10,077
7/21/06                 10,231                          10,168
7/28/06                 10,672                          10,617
8/4/06                  10,782                          10,735
8/11/06                 10,613                          10,565
8/18/06                 10,855                          10,869
8/25/06                 10,789                          10,758
9/1/06                  10,990                          10,945
9/8/06                  10,759                          10,736
9/15/06                 10,847                          10,755
9/22/06                 10,981                          10,800
9/30/06                 11,034                          10,928

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.


4   WisdomTree Trust International Equity Funds

Performance Summary

WisdomTree DIEFA High-Yielding Equity Fund

Sector Breakdown*
% of the Fund's Net Assets as of 09/30/06+

   [The following table was depicted as a pie chart in the printed material.]

Financial                                                                 43.2%
Communications                                                            15.0%
Energy                                                                    11.2%
Utilities                                                                  9.4%
Consumer Non-Cyclical                                                      8.3%
Consumer Cyclical                                                          5.1%
Industrial                                                                 3.8%
Basic Materials                                                            2.1%
Diversified                                                                0.5%
Technology                                                                 0.4%
Short-Term Investment                                                      0.6%
Other                                                                      0.4%

*     A sector may comprise several industries.
+ The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.

Performance Summary

The following performance chart is provided for comparative purposes and represents the period noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the bid and ask for Fund shares as of the close of trading (generally 4:15 p.m.) on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. The gap in time between the calculation of NAV returns and market price returns (4:00 p.m. and 4:15 p.m., respectively) is one factor that contributes to differences between NAV returns and market price returns.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund's performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions..

Performance as of 9/30/06
================================================================================
                                           Cumulative Total Return
--------------------------------------------------------------------------------
                                                 WisdomTree DIEFA
                        Net Asset      Market     High-Yielding       MSCI EAFE
                          Value        Price       Equity Index      Value Index
--------------------------------------------------------------------------------
Since Inception(1)        10.49%       10.53%         11.00%           10.52%
--------------------------------------------------------------------------------
(1) Total returns are calculated based on the commencement of trading on the NYSE, June 16, 2006.

Top Five Holdings(2) as of 9/30/06
================================================================================
Description                 Shares         Market Value       % of Net Assets
================================================================================
HSBC Holdings PLC           46,986           $855,296              3.9%
--------------------------------------------------------------------------------
BP PLC                      63,998            695,753              3.2%
--------------------------------------------------------------------------------
Eni SpA                     20,968            620,735              2.8%
--------------------------------------------------------------------------------
TOTAL S.A.                   9,373            614,440              2.8%
--------------------------------------------------------------------------------
GlaxoSmithKline PLC         16,884            448,478              2.0%
--------------------------------------------------------------------------------
(2) The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.

Comparison of Change in Value of a $10,000 Investment

Based on Net Asset Value as of 9/30/06

   [The following table was depicted as a line chart in the printed material.]

                    $11,049 DIEFA                   $11,064 MSCI
              High-Yielding Equity Fund            EAFE Value Index
--------------------------------------------------------------------------------
6/16/06                 10,000                           10,000
6/23/06                 10,014                           10,031
6/30/06                 10,437                           10,476
7/7/06                  10,544                           10,530
7/14/06                 10,115                           10,060
7/21/06                 10,255                           10,169
7/28/06                 10,672                           10,652
8/4/06                  10,792                           10,799
8/11/06                 10,638                           10,654
8/18/06                 10,829                           10,932
8/25/06                 10,795                           10,824
9/1/06                  10,984                           11,000
9/8/06                  10,746                           10,809
9/15/06                 10,879                           10,892
9/22/06                 10,941                           10,935
9/30/06                 11,049                           11,064

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.


                                 WisdomTree Trust International Equity Funds   5

Performance Summary

WisdomTree Europe Total Dividend Fund

Sector Breakdown*
% of the Fund's Net Assets as of 09/30/06+

   [The following table was depicted as a pie chart in the printed material.]

Financial                                                                 33.4%
Consumer Non-Cyclical                                                     14.4%
Communications                                                            13.7%
Energy                                                                    11.1%
Utilities                                                                  7.4%
Industrial                                                                 7.1%
Consumer Cyclical                                                          5.6%
Basic Materials                                                            4.5%
Technology                                                                 0.9%
Diversified                                                                0.7%
Short-Term Investment                                                      0.9%
Other                                                                      0.3%

*     A sector may comprise several industries.
+ The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.

Performance Summary

The following performance chart is provided for comparative purposes and represents the period noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the bid and ask for Fund shares as of the close of trading (generally 4:15 p.m.) on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. The gap in time between the calculation of NAV returns and market price returns (4:00 p.m. and 4:15 p.m., respectively) is one factor that contributes to differences between NAV returns and market price returns.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund's performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions.

Performance as of 9/30/06
================================================================================
                                        Cumulative Total Return
--------------------------------------------------------------------------------
                          Net Asset     Market   WisdomTree Europe   MSCI Europe
                           Value        Price     Dividend Index       Index
--------------------------------------------------------------------------------
Since Inception(1)         11.05%       11.14%        12.01%           11.48%
--------------------------------------------------------------------------------
(1) Total returns are calculated based on the commencement of trading on the NYSE, June 16, 2006.

Top Five Holdings(2) as of 9/30/06
================================================================================
Description                   Shares        Market Value        % of Net Assets
================================================================================
HSBC Holdings PLC             18,707          $340,528              3.1%
--------------------------------------------------------------------------------
BP PLC                        25,481           277,015              2.5%
--------------------------------------------------------------------------------
Eni SpA                        8,345           247,044              2.2%
--------------------------------------------------------------------------------
TOTAL S.A.                     3,713           243,403              2.2%
--------------------------------------------------------------------------------
Telefonica S. A.              10,616           183,831              1.7%
--------------------------------------------------------------------------------
(2) The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.

Comparison of Change in Value of a $10,000 Investment

Based on Net Asset Value as of 9/30/06

   [The following table was depicted as a line chart in the printed material.]

                   $11,106 WisdomTree                 $11,154 MSCI
               Europe Total Dividend Fund             Europe Index
--------------------------------------------------------------------------------
6/16/06                 10,000                           10,000
6/23/06                 10,060                           10,092
6/30/06                 10,525                           10,556
7/7/06                  10,591                           10,618
7/14/06                 10,125                           10,152
7/21/06                 10,266                           10,282
7/28/06                 10,742                           10,763
8/4/06                  10,875                           10,895
8/11/06                 10,653                           10,683
8/18/06                 10,897                           10,953
8/25/06                 10,855                           10,909
9/1/06                  11,053                           11,116
9/8/06                  10,767                           10,832
9/15/06                 10,908                           10,954
9/22/06                 11,017                           11,061
9/30/06                 11,106                           11,154

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.


6   WisdomTree Trust International Equity Funds

Performance Summary

WisdomTree Europe High-Yielding Equity Fund

Sector Breakdown*
% of the Fund's Net Assets as of 09/30/06+

   [The following table was depicted as a pie chart in the printed material.]

Financial                                                                43.2%
Communications                                                           18.2%
Energy                                                                   11.8%
Utilities                                                                 9.4%
Consumer Non-Cyclical                                                     7.1%
Consumer Cyclical                                                         5.3%
Industrial                                                                2.9%
Basic Materials                                                           1.3%
Technology                                                                0.1%
Health Care                                                               0.1%
Short-Term Investment                                                     0.4%
Other                                                                     0.2%

*     A sector may comprise several industries.
+ The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.

Performance Summary

The following performance chart is provided for comparative purposes and represents the period noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the bid and ask for Fund shares as of the close of trading (generally 4:15 p.m.) on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. The gap in time between the calculation of NAV returns and market price returns (4:00 p.m. and 4:15 p.m., respectively) is one factor that contributes to differences between NAV returns and market price returns.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund's performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions.

Performance as of 9/30/06
================================================================================
                                    Cumulative Total Return
--------------------------------------------------------------------------------
                                                 WisdomTree Europe
                        Net Asset      Market      High-Yielding     MSCI Europe
                          Value        Price        Equity Index     Value Index
--------------------------------------------------------------------------------
Since Inception(1)        11.20%       11.03%          11.74%           12.91%
--------------------------------------------------------------------------------
(1) Total returns are calculated based on the commencement of trading on the NYSE, June 16, 2006.

Top Five Holdings(2) as of 9/30/06
================================================================================
Description                  Shares        Market Value        % of Net Assets
================================================================================
HSBC Holdings PLC            71,159         $1,295,319              5.8%
--------------------------------------------------------------------------------
BP PLC                       96,912          1,053,575              4.8%
--------------------------------------------------------------------------------
Eni SpA                      31,746            939,807              4.2%
--------------------------------------------------------------------------------
Vodafone Group PLC          283,979            648,485              2.9%
--------------------------------------------------------------------------------
France Telecom S.A.          27,904            639,788              2.9%
--------------------------------------------------------------------------------
(2) The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.

Comparison of Change in Value of a $10,000 Investment

Based on Net Asset Value as of 9/30/06

   [The following table was depicted as a line chart in the printed material.]

               $11,119 WisdomTree Europe              $11,303 MSCI
               High-Yielding Equity Fund           Europe Value Index
--------------------------------------------------------------------------------
6/16/06                 10,000                           10,000
6/23/06                 10,024                           10,059
6/30/06                 10,442                           10,517
7/7/06                  10,534                           10,590
7/14/06                 10,088                           10,113
7/21/06                 10,245                           10,261
7/28/06                 10,708                           10,787
8/4/06                  10,853                           10,951
8/11/06                 10,632                           10,760
8/18/06                 10,834                           11,017
8/25/06                 10,806                           10,976
9/1/06                  10,968                           11,162
9/8/06                  10,719                           10,908
9/15/06                 10,884                           11,088
9/22/06                 11,000                           11,195
9/30/06                 11,119                           11,303

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

                                 WisdomTree Trust International Equity Funds   7

Performance Summary

WisdomTree Europe SmallCap Dividend Fund

Sector Breakdown*
% of the Fund's Net Assets as of 09/30/06+

   [The following table was depicted as a pie chart in the printed material.]

Financial                                                              27.2%
Industrial                                                             26.4%
Consumer Cyclical                                                      16.5%
Consumer Non-Cyclical                                                  15.4%
Basic Materials                                                         4.3%
Communications                                                          3.3%
Technology                                                              3.0%
Diversified                                                             1.8%
Utilities                                                               1.0%
Energy                                                                  0.3%
Short-Term Investment                                                   0.1%
Other                                                                   0.7%

*     A sector may comprise several industries.
+ The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.

Performance Summary

The following performance chart is provided for comparative purposes and represents the period noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the bid and ask for Fund shares as of the close of trading (generally 4:15 p.m.) on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. The gap in time between the calculation of NAV returns and market price returns (4:00 p.m. and 4:15 p.m., respectively) is one factor that contributes to differences between NAV returns and market price returns.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund's performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions.

Performance as of 9/30/06
================================================================================
                                      Cumulative Total Return
--------------------------------------------------------------------------------
                                              WisdomTree Europe      MSCI Europe
                        Net Asset    Market   SmallCap Dividend       Small Cap
                          Value      Price         Index                Index
--------------------------------------------------------------------------------
Since Inception(1)        10.37%     9.96%         11.20%               8.41%
--------------------------------------------------------------------------------
(1) Total returns are calculated based on the commencement of trading on the NYSE, June 16, 2006.

Top Five Holdings(2) as of 9/30/06
================================================================================
Description                         Shares      Market Value    % of Net Assets
================================================================================
Compagnie Maritime Belge S.A.       12,672        $431,486           1.6%
--------------------------------------------------------------------------------
A/S Dampskibsselskabet TORM          8,077         417,097           1.5%
--------------------------------------------------------------------------------
Brit Insurance Holdings PLC         62,834         354,461           1.3%
--------------------------------------------------------------------------------
Euronav N.V.                        10,350         335,507           1.2%
--------------------------------------------------------------------------------
Songbird Estates PLC Class B        76,561         333,576           1.2%
--------------------------------------------------------------------------------
(2) The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.

Comparison of Change in Value of a $10,000 Investment

Based on Net Asset Value as of 9/30/06

   [The following table was depicted as a pie chart in the printed material.]

               $11,036 WisdomTree Europe           $10,845 MSCI Europe
                SmallCap Dividend Fund               Small Cap Index
--------------------------------------------------------------------------------
6/16/06                 10,000                           10,000
6/23/06                  9,991                           10,042
6/30/06                 10,422                           10,477
7/7/06                  10,509                           10,525
7/14/06                 10,109                           10,046
7/21/06                 10,220                           10,001
7/28/06                 10,475                           10,324
8/4/06                  10,689                           10,518
8/11/06                 10,531                           10,319
8/18/06                 10,692                           10,520
8/25/06                 10,724                           10,517
9/1/06                  10,878                           10,741
9/8/06                  10,653                           10,500
9/15/06                 10,837                           10,628
9/22/06                 10,997                           10,766
9/30/06                 11,036                           10,845

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.


8   WisdomTree Trust International Equity Funds

Performance Summary

WisdomTree Japan Total Dividend Fund

Sector Breakdown*
% of the Fund's Net Assets as of 09/30/06+

   [The following table was depicted as a pie chart in the printed material.]

Consumer Cyclical                                                      26.8%
Industrial                                                             18.4%
Financial                                                              15.0%
Consumer Non-Cyclical                                                  10.9%
Utilities                                                               8.5%
Basic Materials                                                         7.3%
Communications                                                          6.8%
Technology                                                              5.3%
Energy                                                                  1.5%
Other                                                                  (0.5)%

*     A sector may comprise several industries.
+ The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.

Performance Summary

The following performance chart is provided for comparative purposes and represents the period noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the bid and ask for Fund shares as of the close of trading (generally 4:15 p.m.) on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. The gap in time between the calculation of NAV returns and market price returns (4:00 p.m. and 4:15 p.m., respectively) is one factor that contributes to differences between NAV returns and market price returns.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund's performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions.

Performance as of 9/30/06
================================================================================
                                     Cumulative Total Return
--------------------------------------------------------------------------------
                           Net Asset   Market    WisdomTree Japan    MSCI Japan
                             Value     Price      Dividend Index       Index
--------------------------------------------------------------------------------
Since Inception(1)           3.44%     4.04%           3.14%           3.72%
--------------------------------------------------------------------------------
(1) Total returns are calculated based on the commencement of trading on the NYSE, June 16, 2006.

Top Five Holdings(2) as of 9/30/06
================================================================================
Description                            Shares    Market Value    % of Net Assets
================================================================================
Toyota Motor Corp.                     33,300     $1,810,747          7.0%
--------------------------------------------------------------------------------
NTT DoCoMo, Inc.                          575        886,376          3.4%
--------------------------------------------------------------------------------
Nissan Motor Co., Ltd.                 62,000        694,752          2.7%
--------------------------------------------------------------------------------
Canon Inc.                             12,200        636,532          2.5%
--------------------------------------------------------------------------------
Nippon Telegraph & Telephone Corp.        125        614,069          2.4%
--------------------------------------------------------------------------------
(2) The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.

Comparison of Change in Value of a $10,000 Investment

Based on Net Asset Value as of 9/30/06

   [The following table was depicted as a line chart in the printed material.]

               $10,343 WisdomTree Japan               $10,375 MSCI
                 Total Dividend Fund                  Japan Index
--------------------------------------------------------------------------------
6/16/06                 10,000                           10,000
6/23/06                  9,961                            9,971
6/30/06                 10,403                           10,447
7/7/06                  10,317                           10,381
7/14/06                  9,784                            9,843
7/21/06                  9,767                            9,851
7/28/06                 10,197                           10,295
8/4/06                  10,298                           10,409
8/11/06                 10,204                           10,285
8/18/06                 10,640                           10,726
8/25/06                 10,365                           10,439
9/1/06                  10,469                           10,537
9/8/06                  10,434                           10,489
9/15/06                 10,233                           10,264
9/22/06                 10,164                           10,174
9/30/06                 10,343                           10,375

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.


                                 WisdomTree Trust International Equity Funds   9

Performance Summary

WisdomTree Japan High-Yielding Equity Fund

Sector Breakdown*
% of the Fund's Net Assets as of 09/30/06+

   [The following table was depicted as a pie chart in the printed material.]

Consumer Cyclical                                                        32.2%
Utilities                                                                16.6%
Consumer Non-Cyclical                                                    11.2%
Industrial                                                                8.1%
Financial                                                                 7.6%
Communications                                                            7.4%
Technology                                                                7.1%
Basic Materials                                                           6.6%
Energy                                                                    2.6%
Other                                                                     0.6%

*     A sector may comprise several industries.
+ The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.

Performance Summary

The following performance chart is provided for comparative purposes and represents the period noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the bid and ask for Fund shares as of the close of trading (generally 4:15 p.m.) on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. The gap in time between the calculation of NAV returns and market price returns (4:00 p.m. and 4:15 p.m., respectively) is one factor that contributes to differences between NAV returns and market price returns.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund's performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions.

Performance as of 9/30/06
================================================================================
                                     Cumulative Total Return
--------------------------------------------------------------------------------
                                               WisdomTree Japan
                       Net Asset      Market     High-Yielding       MSCI Japan
                         Value        Price      Equity Index        Value Index
--------------------------------------------------------------------------------
Since Inception(1)       4.13%        4.79%          4.32%              4.77%
--------------------------------------------------------------------------------
(1) Total returns are calculated based on the commencement of trading on the NYSE, June 16, 2006.

Top Five Holdings(2) as of 9/30/06
================================================================================
Description                            Shares     Market Value   % of Net Assets
================================================================================
Toyota Motor Corp.                     70,000      $3,806,378         14.6%
--------------------------------------------------------------------------------
NTT DoCoMo, Inc.                        1,225       1,888,367          7.2%
--------------------------------------------------------------------------------
Nissan Motor Co., Ltd.                132,500       1,484,754          5.7%
--------------------------------------------------------------------------------
Canon Inc.                             24,750       1,291,323          5.0%
--------------------------------------------------------------------------------
Tokyo Electric Power Co., Inc. (The)   43,000       1,238,301          4.7%
--------------------------------------------------------------------------------
(2) The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.

Comparison of Change in Value of a $10,000 Investment

Based on Net Asset Value as of 9/30/06

   [The following table was depicted as a line chart in the printed material.]

              $10,411 WisdomTree Japan                $10,482 MSCI
              High-Yielding Equity Fund            Japan Value Index
--------------------------------------------------------------------------------
6/16/06                 10,000                           10,000
6/23/06                  9,934                            9,977
6/30/06                 10,356                           10,425
7/7/06                  10,327                           10,383
7/14/06                  9,867                            9,884
7/21/06                  9,818                            9,892
7/28/06                 10,213                           10,350
8/4/06                  10,311                           10,470
8/11/06                 10,270                           10,364
8/18/06                 10,649                           10,765
8/25/06                 10,390                           10,496
9/1/06                  10,505                           10,605
9/8/06                  10,459                           10,535
9/15/06                 10,359                           10,382
9/22/06                 10,302                           10,302
9/30/06                 10,411                           10,482

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.


10  WisdomTree Trust International Equity Funds

Performance Summary

WisdomTree Japan SmallCap Dividend Fund

Sector Breakdown*
% of the Fund's Net Assets as of 09/30/06+

   [The following table was depicted as a pie chart in the printed material.]

Industrial                                                              27.1%
Consumer Cyclical                                                       24.4%
Consumer Non-Cyclical                                                   18.0%
Financial                                                               14.5%
Basic Materials                                                          9.2%
Technology                                                               4.0%
Communications                                                           1.4%
Utilities                                                                0.9%
Energy                                                                   0.1%
Other                                                                    0.4%

*     A sector may comprise several industries.
+ The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.

Performance Summary

The following performance chart is provided for comparative purposes and represents the period noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the bid and ask for Fund shares as of the close of trading (generally 4:15 p.m.) on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. The gap in time between the calculation of NAV returns and market price returns (4:00 p.m. and 4:15 p.m., respectively) is one factor that contributes to differences between NAV returns and market price returns.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund's performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions.

Performance as of 9/30/06
================================================================================
                                        Cumulative Total Return
--------------------------------------------------------------------------------
                       Net Asset    Market   WisdomTree Japan     MSCI Japan
                         Value      Price     SmallCap Index    Small Cap Index
--------------------------------------------------------------------------------
Since Inception(1)      (1.40)%     0.10%         (1.80)%           (4.51)%
--------------------------------------------------------------------------------
(1) Total returns are calculated based on the commencement of trading on the NYSE, June 16, 2006.

Top Five Holdings(2) as of 9/30/06
================================================================================
Description                         Shares     Market Value      % of Net Assets
================================================================================
Maruichi Steel Tube Ltd.             3,100        $73,649             0.7%
--------------------------------------------------------------------------------
Hitachi Capital Corp.                3,700         70,511             0.7%
--------------------------------------------------------------------------------
Bosch Corp.                         12,000         63,930             0.6%
--------------------------------------------------------------------------------
Daiwa House Industry Co., Ltd.       3,684         63,809             0.6%
--------------------------------------------------------------------------------
TOHO Gas Co., Ltd.                  14,000         60,328             0.6%
--------------------------------------------------------------------------------
(2) The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.

Comparison of Change in Value of a $10,000 Investment

Based on Net Asset Value as of 9/30/06

   [The following table was depicted as a pie chart in the printed material.]

              $9,858  WisdomTree Japan             $9,551  MSCI Japan
               SmallCap Dividend Fund               Small Cap Index
--------------------------------------------------------------------------------
6/16/06                 10,000                           10,000
6/23/06                  9,910                            9,869
6/30/06                 10,206                           10,183
7/7/06                  10,169                           10,082
7/14/06                  9,584                            9,308
7/21/06                  9,438                            9,090
7/28/06                  9,700                            9,305
8/4/06                   9,922                            9,661
8/11/06                  9,836                            9,532
8/18/06                 10,223                           10,013
8/25/06                  9,978                            9,807
9/1/06                  10,011                            9,781
9/8/06                  10,023                            9,898
9/15/06                  9,717                            9,442
9/22/06                  9,718                            9,419
9/30/06                  9,858                            9,551

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.


                                 WisdomTree Trust International Equity Funds  11

Performance Summary

WisdomTree Pacific ex-Japan Total Dividend Fund

Sector Breakdown*
% of the Fund's Net Assets as of 09/30/06+

   [The following table was depicted as a pie chart in the printed material.]

Financial                                                                44.4%
Communications                                                           15.4%
Industrial                                                                8.0%
Consumer Non-Cyclical                                                     6.8%
Consumer Cyclical                                                         5.9%
Basic Materials                                                           5.9%
Diversifed                                                                4.5%
Utilities                                                                 3.7%
Energy                                                                    3.2%
Technology                                                                0.4%
Short-Term Investment                                                     1.1%
Other                                                                     0.7%

*     A sector may comprise several industries.
+ The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.

Performance Summary

The following performance chart is provided for comparative purposes and represents the period noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the bid and ask for Fund shares as of the close of trading (generally 4:15 p.m.) on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. The gap in time between the calculation of NAV returns and market price returns (4:00 p.m. and 4:15 p.m., respectively) is one factor that contributes to differences between NAV returns and market price returns.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund's performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions.

Performance as of 9/30/06
================================================================================
                                       Cumulative Total Return
--------------------------------------------------------------------------------
                                                   WisdomTree
                      Net Asset      Market     Pacific ex-Japan  MSCI Pacific
                        Value        Price       Dividend Index   ex-Japan Index
--------------------------------------------------------------------------------
Since Inception(1)      8.47%        9.13%           8.70%            7.06%
--------------------------------------------------------------------------------
(1) Total returns are calculated based on the commencement of trading on the NYSE, June 16, 2006.

Top Five Holdings(2) as of 9/30/06
================================================================================
Description                             Shares    Market Value  % of Net Assets
================================================================================
China Mobile Ltd.                       84,613      $597,766         5.5%
--------------------------------------------------------------------------------
Commonwealth Bank of Australia          16,853       575,376         5.3%
--------------------------------------------------------------------------------
National Australia Bank Ltd.            19,795       542,133         5.0%
--------------------------------------------------------------------------------
Australia & New Zealand Banking
  Group Ltd.                            21,895       438,869         4.1%
--------------------------------------------------------------------------------
Westpac Banking Corp.                   22,231       376,756         3.5%
--------------------------------------------------------------------------------
(2) The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.

Comparison of Change in Value of a $10,000 Investment

Based on Net Asset Value as of 9/30/06

   [The following table was depicted as a line chart in the printed material.]

             $10,846 WisdomTree Pacific          $10,739 MSCI Pacific
            ex-Japan Total Dividend Fund           ex-Japan Index
--------------------------------------------------------------------------------
6/16/06                 10,000                           10,000
6/23/06                  9,934                            9,921
6/30/06                 10,287                           10,307
7/7/06                  10,478                           10,488
7/14/06                 10,182                           10,164
7/21/06                 10,249                           10,188
7/28/06                 10,456                           10,380
8/4/06                  10,459                           10,392
8/11/06                 10,526                           10,440
8/18/06                 10,632                           10,598
8/25/06                 10,523                           10,476
9/1/06                  10,825                           10,772
9/8/06                  10,741                           10,684
9/15/06                 10,714                           10,604
9/22/06                 10,681                           10,548
9/30/06                 10,846                           10,739

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.


12  WisdomTree Trust International Equity Funds

Performance Summary

WisdomTree Pacific ex-Japan High-Yielding Equity Fund

Sector Breakdown*
% of the Fund's Net Assets as of 09/30/06+

   [The following table was depicted as a pie chart in the printed material.]

Financial                                                               49.3%
Communications                                                          16.0%
Industrial                                                              11.9%
Consumer Cyclical                                                        9.7%
Consumer Non-Cyclical                                                    4.3%
Basic Materials                                                          3.8%
Energy                                                                   2.6%
Utilities                                                                0.8%
Technology                                                               0.1%
Short-Term Investment                                                    0.8%
Other                                                                    0.7%

*     A sector may comprise several industries.
+ The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.

Performance Summary

The following performance chart is provided for comparative purposes and represents the period noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the bid and ask for Fund shares as of the close of trading (generally 4:15 p.m.) on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. The gap in time between the calculation of NAV returns and market price returns (4:00 p.m. and 4:15 p.m., respectively) is one factor that contributes to differences between NAV returns and market price returns.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund's performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions.

Performance as of 9/30/06
================================================================================
                                     Cumulative Total Return
--------------------------------------------------------------------------------
                                                  WisdomTree
                                               Pacific ex-Japan     MSCI Pacific
                        Net Asset     Market     High-Yielding       ex-Japan
                          Value       Price      Equity Index       Value Index
--------------------------------------------------------------------------------
Since Inception(1)        7.55%       7.96%          7.68%             8.55%
--------------------------------------------------------------------------------
(1) Total returns are calculated based on the commencement of trading on the NYSE, June 16, 2006.

Top Five Holdings(2) as of 9/30/06
================================================================================
Description                            Shares     Market Value   % of Net Assets
================================================================================
Commonwealth Bank of Australia         40,009      $1,365,945          8.6%
--------------------------------------------------------------------------------
National Australia Bank Ltd.           48,676       1,333,108          8.4%
--------------------------------------------------------------------------------
Australia & New Zealand Banking
  Group Ltd.                           61,540       1,233,525          7.8%
--------------------------------------------------------------------------------
Westpac Banking Corp.                  66,418       1,125,608          7.1%
--------------------------------------------------------------------------------
Telstra Corp. Ltd.                    397,592       1,100,768          7.0%
--------------------------------------------------------------------------------
(2) The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.

Comparison of Change in Value of a $10,000 Investment

Based on Net Asset Value as of 9/30/06

   [The following table was depicted as a line chart in the printed material.]

                $10,756 WisdomTree Pacific          $10,895 MSCI Pacific
            ex-Japan High-Yielding Equity Fund      ex-Japan Value Index
--------------------------------------------------------------------------------
6/16/06                 10,000                           10,000
6/23/06                  9,903                            9,966
6/30/06                 10,183                           10,296
7/7/06                  10,457                           10,490
7/14/06                 10,169                           10,166
7/21/06                 10,220                           10,255
7/28/06                 10,339                           10,465
8/4/06                  10,391                           10,562
8/11/06                 10,439                           10,671
8/18/06                 10,473                           10,745
8/25/06                 10,432                           10,585
9/1/06                  10,742                           10,886
9/8/06                  10,651                           10,831
9/15/06                 10,666                           10,845
9/22/06                 10,534                           10,752
9/30/06                 10,756                           10,895

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.


                                 WisdomTree Trust International Equity Funds  13

Performance Summary

WisdomTree International LargeCap Dividend Fund

Sector Breakdown*
% of the Fund's Net Assets as of 09/30/06+

   [The following table was depicted as a pie chart in the printed material.]

Financial                                                              37.3%
Communications                                                         14.1%
Consumer Non-Cyclical                                                  13.2%
Energy                                                                 11.7%
Utilities                                                               7.6%
Industrial                                                              5.7%
Consumer Cyclical                                                       4.8%
Basic Materials                                                         3.6%
Diversified                                                             0.8%
Technology                                                              0.5%
Short-Term Investment                                                   0.9%
Other                                                                  (0.2)%

*     A sector may comprise several industries.
+ The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.

Performance Summary

The following performance chart is provided for comparative purposes and represents the period noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the bid and ask for Fund shares as of the close of trading (generally 4:15 p.m.) on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. The gap in time between the calculation of NAV returns and market price returns (4:00 p.m. and 4:15 p.m., respectively) is one factor that contributes to differences between NAV returns and market price returns.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund's performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions.

Performance as of 9/30/06
================================================================================
                                                   Cumulative Total Return
--------------------------------------------------------------------------------
                                                    WisdomTree
                                                  International
                           Net Asset    Market       LargeCap       MSCI EAFE
                             Value      Price    Dividend Index       Index
--------------------------------------------------------------------------------
Since Inception(1)           10.23%     9.80%        10.49%           9.20%
--------------------------------------------------------------------------------
(1) Total returns are calculated based on the commencement of trading on the NYSE, June 16, 2006.

Top Five Holdings(2) as of 9/30/06
================================================================================
Description                      Shares      Market Value    % of Net Assets
================================================================================
HSBC Holdings PLC                49,209        $895,761           3.3%
--------------------------------------------------------------------------------
BP PLC                           67,022         728,628           2.7%
--------------------------------------------------------------------------------
Eni SpA                          22,051         652,796           2.4%
--------------------------------------------------------------------------------
TOTAL S.A.                        9,770         640,465           2.3%
--------------------------------------------------------------------------------
GlaxoSmithKline PLC              17,693         469,966           1.7%
--------------------------------------------------------------------------------
(2) The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.

Comparison of Change in Value of a $10,000 Investment

Based on Net Asset Value as of 9/30/06

   [The following table was depicted as a line chart in the printed material.]

           $11,021 WisdomTree International           $10,928 MSCI
               LargeCap Dividend Fund                  EAFE Index
--------------------------------------------------------------------------------
6/16/06                 10,000                           10,000
6/23/06                 10,052                           10,048
6/30/06                 10,498                           10,509
7/7/06                  10,581                           10,549
7/14/06                 10,123                           10,077
7/21/06                 10,255                           10,168
7/28/06                 10,709                           10,617
8/4/06                  10,825                           10,735
8/11/06                 10,657                           10,565
8/18/06                 10,900                           10,869
8/25/06                 10,830                           10,758
9/1/06                  11,008                           10,945
9/8/06                  10,766                           10,736
9/15/06                 10,844                           10,755
9/22/06                 10,918                           10,800
9/30/06                 11,021                           10,928

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.


14  WisdomTree Trust International Equity Funds

Performance Summary

WisdomTree International Dividend Top 100 Fund

Sector Breakdown*
% of the Fund's Net Assets as of 09/30/06+

   [The following table was depicted as a pie chart in the printed material.]

Financial                                                               47.4%
Communications                                                          18.4%
Utilities                                                               15.3%
Consumer Non-Cyclical                                                    8.9%
Energy                                                                   4.0%
Industrial                                                               3.3%
Basic Materials                                                          1.8%
Short-Term Investment                                                    0.7%
Other                                                                    0.2%

*     A sector may comprise several industries.
+ The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.

Performance Summary

The following performance chart is provided for comparative purposes and represents the period noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the bid and ask for Fund shares as of the close of trading (generally 4:15 p.m.) on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. The gap in time between the calculation of NAV returns and market price returns (4:00 p.m. and 4:15 p.m., respectively) is one factor that contributes to differences between NAV returns and market price returns.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund's performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions.

Performance as of 9/30/06
================================================================================
                                     Cumulative Total Return
--------------------------------------------------------------------------------
                                                   WisdomTree
                                                  International
                        Net Asset     Market         Dividend       MSCI EAFE
                          Value       Price       Top 100 Index     Value Index
--------------------------------------------------------------------------------
Since Inception(1)        12.24%      11.70%         12.40%           10.52%
--------------------------------------------------------------------------------
(1) Total returns are calculated based on the commencement of trading on the NYSE, June 16, 2006.

Top Five Holdings(2) as of 9/30/06
================================================================================
Description                   Shares         Market Value     % of Net Assets
================================================================================
Telstra Corp. Ltd.           220,816           $611,348            2.2%
--------------------------------------------------------------------------------
Lloyds TSB Group PLC          49,741            501,269            1.8%
--------------------------------------------------------------------------------
Scottish Power PLC            37,710            458,920            1.7%
--------------------------------------------------------------------------------
Belgacom S.A.                 11,301            440,060            1.6%
--------------------------------------------------------------------------------
BT Group PLC                  85,610            428,573            1.5%
--------------------------------------------------------------------------------
(2) The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.

Comparison of Change in Value of a $10,000 Investment

Based on Net Asset Value as of 9/30/06

   [The following table was depicted as a line chart in the printed material.]

           $11,223 WisdomTree International           $11,064 MSCI
                 Dividend Top 100 Fund              EAFE Value Index
--------------------------------------------------------------------------------
6/16/06                 10,000                           10,000
6/23/06                 10,021                           10,031
6/30/06                 10,457                           10,476
7/7/06                  10,546                           10,530
7/14/06                 10,111                           10,060
7/21/06                 10,271                           10,169
7/28/06                 10,653                           10,652
8/4/06                  10,801                           10,799
8/11/06                 10,658                           10,654
8/18/06                 10,868                           10,932
8/25/06                 10,842                           10,824
9/1/06                  11,055                           11,000
9/8/06                  10,883                           10,809
9/15/06                 11,015                           10,892
9/22/06                 11,076                           10,935
9/30/06                 11,223                           11,064

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.


                                 WisdomTree Trust International Equity Funds  15

Performance Summary

WisdomTree International MidCap Dividend Fund

Sector Breakdown*
% of the Fund's Net Assets as of 09/30/06+

   [The following table was depicted as a pie chart in the printed material.]

Financial                                                              24.4%
Consumer Cyclical                                                      17.6%
Consumer Non-Cyclical                                                  13.9%
Industrial                                                             12.9%
Communications                                                          9.6%
Basic Materials                                                         7.7%
Utilities                                                               7.2%
Diversified                                                             2.4%
Energy                                                                  1.9%
Technology                                                              1.0%
Short-Term Investment                                                   0.6%
Other                                                                   0.8%

*     A sector may comprise several industries.
+ The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.

Performance Summary

The following performance chart is provided for comparative purposes and represents the period noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the bid and ask for Fund shares as of the close of trading (generally 4:15 p.m.) on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. The gap in time between the calculation of NAV returns and market price returns (4:00 p.m. and 4:15 p.m., respectively) is one factor that contributes to differences between NAV returns and market price returns.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund's performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions.

Performance as of 9/30/06
================================================================================
                                         Cumulative Total Return
--------------------------------------------------------------------------------
                                                      WisdomTree
                                                    International
                        Net Asset      Market           MidCap        MSCI EAFE
                         Value         Price        Dividend Index      Index
--------------------------------------------------------------------------------
Since Inception(1)       11.99%        11.58%           12.26%          9.20%
--------------------------------------------------------------------------------
(1) Total returns are calculated based on the commencement of trading on the NYSE, June 16, 2006.

Top Five Holdings(2) as of 9/30/06
================================================================================
Description                           Shares      Market Value   % of Net Assets
================================================================================
United Utilities PLC                  23,803        $313,685          1.1%
--------------------------------------------------------------------------------
Wesfarmers Ltd.                       10,432         271,927          1.0%
--------------------------------------------------------------------------------
Telecom Corp. of New Zealand Ltd.     84,213         239,175          0.9%
--------------------------------------------------------------------------------
Coles Myer Ltd.                       20,716         222,459          0.8%
--------------------------------------------------------------------------------
Suncorp-Metway Ltd.                   13,270         217,265          0.8%
--------------------------------------------------------------------------------
(2) The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.

Comparison of Change in Value of a $10,000 Investment

Based on Net Asset Value as of 9/30/06

   [The following table was depicted as a line chart in the printed material.]

          $11,199 WisdomTree International            $10,928 MSCI
                MidCap Dividend Fund                   EAFE Index
--------------------------------------------------------------------------------
6/16/06                 10,000                           10,000
6/23/06                  9,996                           10,048
6/30/06                 10,435                           10,509
7/7/06                  10,492                           10,549
7/14/06                 10,105                           10,077
7/21/06                 10,188                           10,168
7/28/06                 10,571                           10,617
8/4/06                  10,676                           10,735
8/11/06                 10,548                           10,565
8/18/06                 10,802                           10,869
8/25/06                 10,729                           10,758
9/1/06                  11,009                           10,945
9/8/06                  10,833                           10,736
9/15/06                 10,977                           10,755
9/22/06                 11,061                           10,800
9/30/06                 11,199                           10,928

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.


16   WisdomTree Trust International Equity Funds

Performance Summary

WisdomTree International SmallCap Dividend Fund

Sector Breakdown*
% of the Fund's Net Assets as of 09/30/06+

   [The following table was depicted as a pie chart in the printed material.]

Industrial                                                             24.5%
Financial                                                              23.1%
Consumer Non-Cyclical                                                  16.7%
Consumer Cyclical                                                      14.9%
Basic Materials                                                         7.1%
Communications                                                          5.2%
Technology                                                              2.0%
Diversified                                                             1.7%
Utilities                                                               1.7%
Energy                                                                  1.7%
Short-Term Investment                                                   1.0%
Other                                                                   0.4%

*     A sector may comprise several industries.
+ The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.

Performance Summary

The following performance chart is provided for comparative purposes and represents the period noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the bid and ask for Fund shares as of the close of trading (generally 4:15 p.m.) on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. The gap in time between the calculation of NAV returns and market price returns (4:00 p.m. and 4:15 p.m., respectively) is one factor that contributes to differences between NAV returns and market price returns.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund's performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions.

Performance as of 9/30/06
================================================================================
                                         Cumulative Total Return
--------------------------------------------------------------------------------
                                                     WisdomTree
                                                   International      MSCI EAFE
                        Net Asset      Market         SmallCap        Small Cap
                          Value        Price       Dividend Index       Index
--------------------------------------------------------------------------------
Since Inception(1)        8.10%        8.02%           7.84%            3.80%
--------------------------------------------------------------------------------
(1) Total returns are calculated based on the commencement of trading on the NYSE, June 16, 2006.

Top Five Holdings(2) as of 9/30/06
================================================================================
Description                          Shares      Market Value    % of Net Assets
================================================================================
Electrocomponents PLC                34,627        $179,975           0.7%
--------------------------------------------------------------------------------
Compagnie Maritime Belge S.A.         5,042         171,680           0.6%
--------------------------------------------------------------------------------
A/S Dampskibsselskabet TORM           3,272         168,966           0.6%
--------------------------------------------------------------------------------
Brit Insurance Holdings PLC          25,335         142,921           0.5%
--------------------------------------------------------------------------------
Sims Group Ltd.                       9,151         141,360           0.5%
--------------------------------------------------------------------------------
(2) The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.

Comparison of Change in Value of a $10,000 Investment

Based on Net Asset Value as of 9/30/06

   [The following table was depicted as a pie chart in the printed material.]

          $10,809 WisdomTree International          $10,387 MSCI EAFE
               SmallCap Dividend Fund                Small Cap Index
--------------------------------------------------------------------------------
6/16/06                 10,000                           10,000
6/23/06                  9,941                            9,957
6/30/06                 10,343                           10,339
7/7/06                  10,420                           10,359
7/14/06                 10,016                            9,803
7/21/06                 10,053                            9,691
7/28/06                 10,304                            9,952
8/4/06                  10,437                           10,181
8/11/06                 10,329                           10,029
8/18/06                 10,527                           10,317
8/25/06                 10,484                           10,243
9/1/06                  10,672                           10,389
9/8/06                  10,539                           10,302
9/15/06                 10,606                           10,206
9/22/06                 10,679                           10,265
9/30/06                 10,809                           10,387

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.


                                 WisdomTree Trust International Equity Funds  17

Shareholder Expense Examples (unaudited)

As a shareholder of a WisdomTree Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of your Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 16, 2006* to September 30, 2006.

Actual expenses

The first line under each Fund in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled "Expenses Paid During Period 06/16/06* to 09/30/06" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line under each Fund in the table on the next page provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

* Commencement of investment operations.


18   WisdomTree Trust International Equity Funds

Shareholder Expense Examples (unaudited) (concluded)

====================================================================================================================================
                                                                                                                     Expenses Paid
                                                                                       Beginning      Ending      During the Period+
                                                                                     Account Value Account Value     06/16/06* to
                                                                                       06/16/06*     09/30/06          09/30/06
------------------------------------------------------------------------------------------------------------------------------------
WisdomTree DIEFA Fund                       Actual                                     $1,000.00     $1,103.52        $1.48
                                            Hypothetical (5% return before expenses)   $1,000.00     $1,013.25        $1.42
------------------------------------------------------------------------------------------------------------------------------------
WisdomTree DIEFA High-Yielding
  Equity Fund                               Actual                                     $1,000.00     $1,104.88        $1.79
                                            Hypothetical (5% return before expenses)   $1,000.00     $1,012.96        $1.71
------------------------------------------------------------------------------------------------------------------------------------
WisdomTree Europe Total Dividend Fund       Actual                                     $1,000.00     $1,110.51        $1.48
                                            Hypothetical (5% return before expenses)   $1,000.00     $1,013.25        $1.42
------------------------------------------------------------------------------------------------------------------------------------
WisdomTree Europe High-Yielding
  Equity Fund                               Actual                                     $1,000.00     $1,111.98        $1.80
                                            Hypothetical (5% return before expenses)   $1,000.00     $1,012.96        $1.71
------------------------------------------------------------------------------------------------------------------------------------
WisdomTree Europe SmallCap Dividend Fund    Actual                                     $1,000.00     $1,103.73        $1.79
                                            Hypothetical (5% return before expenses)   $1,000.00     $1,012.96        $1.71
------------------------------------------------------------------------------------------------------------------------------------
WisdomTree Japan Total Dividend Fund        Actual                                     $1,000.00     $1,034.38        $1.43
                                            Hypothetical (5% return before expenses)   $1,000.00     $1,013.25        $1.42
------------------------------------------------------------------------------------------------------------------------------------
WisdomTree Japan High-Yielding
  Equity Fund                               Actual                                     $1,000.00     $1,041.28        $1.74
                                            Hypothetical (5% return before expenses)   $1,000.00     $1,012.96        $1.71
------------------------------------------------------------------------------------------------------------------------------------
WisdomTree Japan SmallCap Dividend Fund     Actual                                     $1,000.00     $  985.99        $1.69
                                            Hypothetical (5% return before expenses)   $1,000.00     $1,012.96        $1.71
------------------------------------------------------------------------------------------------------------------------------------
WisdomTree Pacific ex-Japan Total
  Dividend Fund                             Actual                                     $1,000.00     $1,084.69        $1.47
                                            Hypothetical (5% return before expenses)   $1,000.00     $1,013.25        $1.42
------------------------------------------------------------------------------------------------------------------------------------
WisdomTree Pacific ex-Japan High-Yielding
  Equity Fund                               Actual                                     $1,000.00     $1,075.48        $1.76
                                            Hypothetical (5% return before expenses)   $1,000.00     $1,012.96        $1.71
------------------------------------------------------------------------------------------------------------------------------------
WisdomTree International LargeCap
  Dividend Fund                             Actual                                     $1,000.00     $1,102.29        $1.48
                                            Hypothetical (5% return before expenses)   $1,000.00     $1,013.25        $1.42
------------------------------------------------------------------------------------------------------------------------------------
WisdomTree International Dividend Top
  100 Fund                                  Actual                                     $1,000.00     $1,122.36        $1.80
                                            Hypothetical (5% return before expenses)   $1,000.00     $1,012.96        $1.71
------------------------------------------------------------------------------------------------------------------------------------
WisdomTree International MidCap
  Dividend Fund                             Actual                                     $1,000.00     $1,119.89        $1.80
                                            Hypothetical (5% return before expenses)   $1,000.00     $1,012.96        $1.71
------------------------------------------------------------------------------------------------------------------------------------
WisdomTree International SmallCap
  Dividend Fund                             Actual                                     $1,000.00     $1,081.03        $1.77
                                            Hypothetical (5% return before expenses)   $1,000.00     $1,012.96        $1.71
------------------------------------------------------------------------------------------------------------------------------------

*     Commencement of investment operations.
+ Expenses are calculated using each Fund's annualized expense ratio, multiplied by the average account value for the period, multiplied by 107/365 (to reflect the fiscal period).


                                 WisdomTree Trust International Equity Funds  19

Schedule of Investments (unaudited)
WisdomTree DIEFA Fund
September 30, 2006

================================================================================
Investments                                       Shares            U.S. $ Value
--------------------------------------------------------------------------------
COMMON STOCKS - 99.3%
Australia - 7.8%
Alumina Ltd.                                       5,258            $    24,288
Amcor Ltd.                                         5,373                 29,791
AMP Ltd.                                           5,975                 39,862
Aristocrat Leisure Ltd.                            2,620                 27,568
Australia & New Zealand Banking Group Ltd.         7,545                151,234
Australian Gas Light Co., Ltd.                     1,927                 30,846
Australian Stock Exchange Ltd.                     1,118                 27,115
AXA Asia Pacific Holdings Ltd.                     5,905                 28,643
BHP Billiton Ltd.                                  5,049                 96,568
Billabong International Ltd. (a)                   2,476                 27,069
BlueScope Steel Ltd.                               4,457                 21,553
Brambles Industries Ltd. (a)                       3,241                 30,837
Caltex Australia Ltd.                              1,709                 30,481
Coca-Cola Amatil Ltd.                              4,885                 24,388
Coles Myer Ltd.                                    4,047                 43,459
Commonwealth Bank of Australia                     5,809                198,325
CSL Ltd.                                             650                 26,208
Foster's Group Ltd.                                7,265                 34,914
Harvey Norman Holdings Ltd.                        8,836                 23,342
Insurance Australia Group Ltd.                     8,115                 31,975
John Fairfax Holdings Ltd.                         9,165                 28,862
Leighton Holdings Ltd.                             1,974                 28,490
Lend Lease Corp. Ltd.                              2,482                 29,672
Lion Nathan Ltd.                                   4,519                 27,316
Macquarie Bank Ltd.                                  618                 31,891
National Australia Bank Ltd.                       6,823                186,864
Newcrest Mining Ltd.                               1,757                 29,501
Orica Ltd.                                         1,600                 26,829
Perpetual Ltd. (a)                                   520                 28,366
Promina Group Ltd.                                 6,190                 27,392
Publishing & Broadcasting Ltd.                     1,933                 26,888
Qantas Airways Ltd.                               12,014                 35,055
QBE Insurance Group Ltd.                           2,094                 38,285
Rinker Group Ltd.                                  2,090                 21,679
Rio Tinto Ltd. (a)                                   604                 31,597
Santos Ltd.                                        3,179                 26,546
Sonic Healthcare Ltd.                              2,502                 24,609
St.George Bank Ltd.                                2,389                 53,912
Suncorp-Metway Ltd.                                2,592                 42,438
TABCORP Holdings Ltd.                              2,827                 32,974
Telstra Corp. Ltd. (a)                            43,111                119,357
Toll Holdings Ltd.                                 2,379                 27,322
Wesfarmers Ltd.                                    2,036                 53,071
Westpac Banking Corp.                              7,663                129,867
Woodside Petroleum Ltd.                            1,411                 41,329
Woolworths Ltd.                                    3,357                 50,755
                                                                    ------------
Total Australia                                                       2,149,333
--------------------------------------------------------------------------------
Austria - 0.4%
Andritz AG                                            14                  2,133
AT&S Austria Technologie & Systemtechnik AG           64                  1,621
Bank Austria Creditanstalt AG                        249                 33,277
BOEHLER-UDDEHOLM AG                                   92                  5,170
Erste Bank der oesterreichischen Sparkassen AG       227                 14,119
Flughafen Wien AG                                     46                  3,806
Oesterreichische Elektrizitatswirtschafts
  AG Class A                                         130                  6,282
OMV AG                                               215                 11,128
Semperit AG Holding                                   46                  1,467
Telekom Austria AG                                   443                 11,167
UNIQA Versicherungen AG                               68                  2,153
voestalpine AG                                       144                  5,941
Wiener Staedtische AG                                 82                  5,142
Wienerberger AG                                      158                  7,453
                                                                    ------------
Total Austria                                                           110,859
--------------------------------------------------------------------------------
Belgium - 2.1%
Ackermans & van Haaren N.V.                           88                  6,332
Agfa-Gevaert N.V.                                    321                  7,604
Almancora SCA                                        118                 15,247
Barco N.V.                                            72                  6,581
Bekaert S.A.                                          66                  6,492
Belgacom S.A.                                      1,496                 58,254
Compagnie Maritime Belge S.A.                        357                 12,156
Delhaize Group                                       142                 11,917
Dexia N.V.                                         2,271                 58,773
Euronav N.V.                                         291                  9,433
Fortis N.V.                                        4,989                202,297
Groep Colruyt S.A.                                    50                  8,525
Groupe Bruxelles Lambert S.A.                        209                 22,279
InBev N.V.                                           534                 29,371
KBC Groep N.V.                                       743                 78,166
Mobistar S.A.                                        172                 14,228
Solvay S.A.                                          174                 22,482
UCB S.A.                                             217                 13,785
Umicore                                               46                  6,800
                                                                    ------------
Total Belgium                                                           590,722
--------------------------------------------------------------------------------
Denmark - 0.5%
A/S Dampskibsselskabet TORM                          201                 10,380
Amagerbanken A/S                                      50                  3,194
Auriga Industries A/S Class B                        100                  2,684
Bang & Olufsen A/S Class B                            10                  1,072
Codan A/S                                             50                  3,546
Danske Bank A/S                                    1,807                 70,983
DSV A/S                                               50                  8,731
FLSmidth & Co. A/S                                   100                  4,629
GN Store Nord                                        402                  6,146
H. Lundbeck A/S                                      201                  4,678

                       See Notes to Financial Statements.


20   WisdomTree Trust International Equity Funds

WisdomTree DIEFA Fund
September 30, 2006

================================================================================
Investments                                       Shares            U.S. $ Value
--------------------------------------------------------------------------------
Novo Nordisk A/S Class B                             301            $    22,344
Spar Nord Bank A/S                                   150                  3,261
Sydbank A/S                                          100                  3,678
                                                                    ------------
Total Denmark                                                           145,326
--------------------------------------------------------------------------------
Finland - 1.7%
Amer Sports Oyj                                      301                  6,749
Elisa Oyj Class A                                    502                 11,065
Finnair Oyj                                          402                  6,564
Fortum Oyj                                         3,615                 96,211
Huhtamaki Oyj                                        301                  5,205
KCI Konecranes PLC                                   301                  5,708
Kemira Oyj                                           402                  7,486
Kesko Oyj Class B                                    201                  8,443
Metso Oyj                                            201                  7,389
Nokia Oyj                                          6,376                126,483
Nokian Renkaat Oyj                                   402                  7,226
OKO Bank PLC Class A                                 602                  9,593
Oriola-KD Oyj*                                       202                    617
Orion Oyj Class B*                                   201                  3,819
Outokumpu Oyj                                        402                 10,251
Perlos Oyj                                           602                  3,302
Rautaruukki Oyj                                      602                 17,273
Sampo Oyj Class A                                  1,607                 33,466
Sanoma-WSOY Oyj                                      522                 13,377
Sponda Oyj                                           402                  4,532
Stora Enso Oyj Class R                             1,607                 24,347
TietoEnator Oyj                                      201                  5,902
UPM-Kymmene Corp.                                  1,607                 38,148
Uponor Corp.                                         201                  5,444
Wartsila Oyj Class B                                 201                  8,148
YIT Oyj                                              201                  4,652
                                                                    ------------
Total Finland                                                           471,400
--------------------------------------------------------------------------------
France - 12.5%
Accor S.A.                                           737                 50,181
Assurances Generales de France                       463                 58,240
AXA S.A.                                           5,584                205,698
BNP Paribas                                        2,253                242,161
Bouygues S.A.                                        803                 42,905
Carrefour S.A.                                     1,464                 92,411
Casino Guichard Perrachon S.A.                       540                 43,471
Christian Dior S.A.                                  437                 45,448
Cie de Saint-Gobain S.A.                             747                 54,126
CNP Assurances S.A.                                  437                 42,348
Compagnie Generale des Etablissements
  Michelin Class B                                   662                 48,470
Credit Agricole S.A.                               1,644                 72,139
France Telecom S.A.                               14,195                325,465
Gaz de France                                      1,204                 47,890
Gecina S.A.                                          341                 45,442
Groupe Danone                                        449                 62,963
Hermes International                                 486                 44,880
Lafarge S.A.                                         407                 52,485
Lagardere SCA                                        544                 39,210
L'Air Liquide S.A.                                   267                 54,420
L'Oreal S.A.                                         887                 90,001
LVMH Moet Hennessy Louis Vuitton S.A.                658                 67,724
Natexis Banques Populaires                           168                 46,479
Peugeot S.A.                                         656                 36,954
PPR S.A.                                             357                 52,866
Renault S.A.                                         714                 81,808
Sanofi-Aventis                                     2,034                180,875
Schneider Electric S.A.                              568                 63,281
Societe Des Autoroutes Paris-Rhin-Rhone              498                 37,030
Societe Generale                                   1,092                173,603
Suez S.A.                                          3,957                173,834
TOTAL S.A.                                         7,190                471,335
Vallourec S.A.                                       201                 46,824
Veolia Environnement S.A.                            729                 43,966
VINCI S.A.                                           558                 62,061
Vivendi S.A.                                       3,788                136,420
                                                                    ------------
Total France                                                          3,435,414
--------------------------------------------------------------------------------
Germany - 6.8%
adidas AG                                            443                 20,819
Allianz SE                                           451                 77,972
ALTANA AG                                            363                 20,030
AMB Generali Holding AG                              148                 20,137
BASF AG                                            1,096                 87,675
Bayer AG                                           1,415                 72,057
Bayerische Motoren Werke AG                          684                 36,599
Beiersdorf AG                                        451                 23,978
Commerzbank AG                                       763                 25,661
Continental AG                                       209                 24,209
DaimlerChrysler AG                                 2,598                129,699
Deutsche Bank AG                                   1,501                180,936
Deutsche Boerse AG                                   166                 24,939
Deutsche Lufthansa AG                              1,182                 25,020
Deutsche Post AG                                   2,785                 73,027
Deutsche Postbank AG                                 315                 23,882
Deutsche Telekom AG                               18,952                301,053
E.ON AG                                            1,522                180,229
Fraport AG Frankfurt Airport Services Worldwide      321                 22,064
Fresenius Medical Care AG & Co. KGaA                 189                 24,526
Hypo Real Estate Holding AG                          355                 22,125
Linde AG                                             267                 25,127
MAN AG                                               317                 26,800
Metro AG                                             508                 29,659


                       See Notes to Financial Statements.


                                 WisdomTree Trust International Equity Funds  21

WisdomTree DIEFA Fund
September 30, 2006

================================================================================
Investments                                       Shares            U.S. $ Value
--------------------------------------------------------------------------------
Muenchener Rueckversicherungs AG                     457            $    72,195
RWE AG                                               992                 91,419
SAP AG                                               193                 38,237
Siemens AG                                         1,206                105,106
ThyssenKrupp AG                                      955                 32,143
Volkswagen AG                                        411                 34,976
                                                                    ------------
Total Germany                                                         1,872,299
--------------------------------------------------------------------------------
Hong Kong - 3.5%
Bank of East Asia Ltd.                             4,418                 20,156
BOC Hong Kong (Holdings) Ltd.                     33,140                 74,427
Cheung Kong (Holdings) Ltd.                        4,016                 43,112
China Merchants Holdings (International)
  Co., Ltd.                                        4,016                 11,777
China Mobile Ltd.                                 29,124                205,753
China Overseas Land & Investment Ltd.              8,034                  6,196
China Resources Enterprise, Ltd.                   4,016                  8,700
China Resources Power Holdings Co.                 4,016                  4,247
China Travel International Investment
  Hong Kong Ltd.                                  16,067                  3,547
China Unicom Ltd.                                 12,051                 11,877
CITIC International Financial Holdings Ltd. (a)   14,060                  8,084
CITIC Pacific Ltd.                                 6,025                 18,557
CLP Holdings Ltd.                                  8,034                 48,664
CNOOC Ltd.                                        36,153                 30,065
Dah Sing Financial Holdings Ltd.                     803                  7,229
Denway Motors Ltd.                                12,051                  4,361
Guangdong Investment Ltd.                         12,051                  4,872
Guangzhou Investment Co., Ltd.                    16,067                  3,155
Hang Lung Group Ltd.                               4,016                 10,333
Hang Lung Properties Ltd.                          8,034                 17,156
Hang Seng Bank Ltd.                                6,829                 86,280
Henderson Investment Ltd.                          4,016                  7,246
Henderson Land Development Co., Ltd.               2,008                 11,287
Hong Kong & China Gas Co. Ltd. (The)               4,016                  9,411
Hong Kong Aircraft Engineering Co. Ltd.              803                 11,408
Hongkong Electric Holdings Ltd.                    6,025                 28,183
Hopewell Holdings Ltd.                             2,008                  5,721
Hutchison Whampoa Ltd.                             6,025                 53,196
Hysan Development Co., Ltd.                        4,016                 10,297
Industrial & Commercial Bank of China Ltd.         4,016                  6,999
Lenovo Group Ltd. (a)                             12,051                  4,732
MTR Corp.                                          8,034                 20,167
New World Development Ltd.                         6,025                 10,376
PCCW Ltd.                                         14,060                  8,589
Shanghai Industrial Holdings Ltd.                  2,008                  3,793
Shun TAK Holdings Ltd.                             4,016                  4,731
Singamas Container Holdings Ltd.                   8,034                  4,227
Sino Land Co. (a)                                  4,016                  7,112
Sun Hung Kai Properties Ltd.                       4,016                 43,833
Swire Pacific Ltd. Class A                         2,008                 20,976
Swire Pacific Ltd. Class B                         5,021                  9,395
Television Broadcasts Ltd.                         2,008                 10,823
Wharf Holdings Ltd.                                4,016                 13,761
Wheelock & Co., Ltd.                               4,016                  7,030
Wing Hang Bank Ltd.                                1,005                  9,815
Wing Lung Bank Ltd.                                  803                  7,909
                                                                    ------------
Total Hong Kong                                                         959,565
--------------------------------------------------------------------------------
Ireland - 0.6%
Allied Irish Banks PLC                             2,179                 57,882
Anglo Irish Bank Corp. PLC                           532                  8,734
Bank of Ireland                                    2,231                 43,607
C&C Group PLC                                        486                  6,587
CRH PLC                                              548                 18,528
DCC PLC                                              116                  2,902
FBD Holdings PLC                                      42                  2,006
Fyffes PLC                                         1,247                  2,417
Greencore Group PLC                                  449                  2,221
IAWS Group PLC                                       108                  2,007
Independent News & Media PLC                       2,191                  6,578
Irish Life & Permanent PLC                           556                 13,945
Kerry Group PLC Class A                              102                  2,416
Kingspan Group PLC                                   118                  2,422
McInerney Holdings PLC                               124                  2,007
United Drug PLC                                      439                  1,950
                                                                    ------------
Total Ireland                                                           176,209
--------------------------------------------------------------------------------
Italy - 7.1%
AEM SpA                                           10,145                 27,373
Alleanza Assicurazioni SpA                         2,199                 25,683
Assicurazioni Generali SpA                         1,339                 50,037
Autostrade SpA                                       823                 24,385
Banca Carige SpA                                   5,078                 25,859
Banca Intesa SpA                                  20,002                131,502
Banca Lombarda e Piemontese SpA                    1,391                 28,598
Banca Monte dei Paschi di Siena SpA                4,065                 24,614
Banca Popolare di Milano S.c.r.l.                  1,946                 25,711
Banca Popolare di Verona e Novara S.c.r.l.           851                 23,490
Banche Popolari Unite S.c.r.l.                       899                 24,166
Capitalia SpA                                      5,664                 46,852
Enel SpA                                          22,759                207,431
Eni SpA                                           16,145                477,956
Finmeccanica SpA                                   1,072                 23,914
Fondiaria-Sai SpA                                    644                 28,218
Ifil Investments SpA                               4,236                 28,601
Italcementi SpA                                    1,022                 25,854
Luxottica Group SpA                                  929                 27,337
Mediaset SpA                                       2,767                 29,706


                       See Notes to Financial Statements.


22   WisdomTree Trust International Equity Funds

WisdomTree DIEFA Fund
September 30, 2006

================================================================================
Investments                                       Shares            U.S. $ Value
--------------------------------------------------------------------------------
Mediobanca SpA                                     1,638            $    35,689
Mediolanum SpA                                     3,486                 25,877
RAS Holding SpA                                    1,821                 49,734
RCS MediaGroup SpA (a)                             4,387                 20,381
Saipem SpA                                         1,096                 23,796
Sanpaolo IMI SpA                                   3,490                 73,609
Snam Rete Gas SpA                                  7,513                 36,450
Telecom Italia SpA                                59,730                169,485
Terna SpA                                          8,374                 24,345
UniCredito Italiano SpA                           23,630                195,913
                                                                    ------------
Total Italy                                                           1,962,566
--------------------------------------------------------------------------------
Japan - 8.8%
AEON Co., Ltd.                                     1,400                 34,329
Asahi Glass Co., Ltd.                              2,000                 24,681
Astellas Pharma, Inc.                                800                 32,186
Bridgestone Corp.                                  1,400                 28,281
Canon Inc.                                         1,200                 62,610
Chubu Electric Power Co., Inc.                     1,200                 31,203
Chugai Pharmaceutical Co., Ltd.                    1,400                 30,119
Dai Nippon Printing Co., Ltd.                      2,000                 30,881
Daiwa Securities Group, Inc.                       2,000                 23,343
DENSO CORP                                           800                 28,120
East Japan Railway Co.                                 4                 27,985
Eisai Co., Ltd.                                      600                 29,018
Fanuc Ltd.                                           400                 31,237
Fuji Photo Film Co., Ltd.                            800                 29,204
Hitachi Ltd.                                       4,000                 23,343
Honda Motor Co., Ltd.                              1,200                 40,351
Hoya Corp.                                           800                 30,153
ITOCHU Corp.                                       4,000                 31,000
Japan Tobacco, Inc.                                    8                 31,102
JFE Holdings, Inc.                                   800                 31,373
Kansai Electric Power Co., Inc. (The)              1,400                 32,313
Kao Corp.                                          2,000                 53,360
Kirin Brewery Co., Ltd.                            2,000                 26,714
Komatsu Ltd.                                       2,000                 34,557
Kyocera Corp.                                        400                 34,252
Kyushu Electric Power Co., Inc.                    1,400                 33,083
Matsushita Electric Industrial Co., Ltd.           2,000                 42,350
Mitsubishi Corp.                                   1,600                 30,085
Mitsubishi Electric Corp.                          4,000                 33,710
Mitsubishi Estate Co., Ltd.                        2,000                 43,705
Mitsubishi Heavy Industries Ltd.                   8,000                 33,134
Mitsubishi UFJ Financial Group, Inc.                   4                 51,497
Mitsui & Co., Ltd.                                 2,000                 25,444
Mitsui Fudosan Co., Ltd.                           2,000                 45,483
Mitsui Sumitomo Insurance Co., Ltd.                2,000                 25,020
Mizuho Financial Group, Inc.                           4                 31,034
Nippon Oil Corp.                                   4,000                 29,475
Nippon Steel Corp.                                 8,000                 32,931
Nippon Telegraph & Telephone Corp.                    12                 58,951
Nissan Motor Co., Ltd.                             5,800                 64,993
Nitto Denko Corp.                                    400                 23,716
Nomura Holdings, Inc.                              1,600                 28,188
NTT DoCoMo, Inc.                                      54                 83,242
ORIX Corp.                                           120                 33,185
Ricoh Co., Ltd.                                    2,000                 39,809
Secom Co., Ltd.                                    1,000                 49,549
Sega Sammy Holdings, Inc.                            800                 25,749
Sekisui House, Ltd.                                2,000                 30,271
Sharp Corp.                                        2,000                 34,303
Shin-Etsu Chemical Co., Ltd.                         600                 38,318
Sony Corp.                                           600                 24,292
Sumitomo Chemical Co., Ltd.                        4,000                 29,882
Sumitomo Corp.                                     2,000                 24,952
Sumitomo Metal Industries Ltd.                     8,000                 30,695
Sumitomo Mitsui Financial Group, Inc.                  2                 21,005
Sumitomo Trust & Banking Co., Ltd. (The)           4,000                 41,875
Suzuki Motor Corp.                                 1,400                 35,574
T&D Holdings, Inc.                                   400                 28,967
Takeda Pharmaceutical Co., Ltd.                      800                 49,939
Tohoku Electric Power Co., Inc.                    1,400                 30,653
Tokyo Electric Power Co., Inc. (The)               1,800                 51,836
Tokyo Gas Co., Ltd.                                6,000                 30,085
Toshiba Corp.                                      4,000                 25,952
Toyota Industries Corp.                              800                 33,947
Toyota Motor Corp.                                 3,000                163,129
Yahoo Japan Corp.                                     62                 23,342
                                                                    ------------
Total Japan                                                           2,425,065
--------------------------------------------------------------------------------
Netherlands - 4.3%
ABN AMRO Holding N.V.                              6,076                177,026
Aegon N.V.                                         3,782                 70,857
Akzo Nobel N.V.                                      556                 34,216
Buhrmann N.V.                                        835                 12,576
Corio N.V.                                           247                 17,975
CSM N.V.                                             429                 13,640
Eurocommercial Properties N.V.                       317                 14,958
Euronext N.V.                                        453                 43,985
European Aeronautic Defence & Space Co. N.V.       1,377                 39,561
Heineken Holding N.V.                                329                 12,915
Heineken N.V.                                        421                 19,236
Hunter Douglas N.V.                                  176                 12,329
ING Groep N.V.                                     5,732                251,884
Koninklijke DSM N.V.                                 417                 18,272
Koninklijke Philips Electronics N.V.               1,646                 57,694
Mittal Steel Co. N.V.                                385                 13,421


                       See Notes to Financial Statements.


                                 WisdomTree Trust International Equity Funds  23

WisdomTree DIEFA Fund
September 30, 2006

================================================================================
Investments                                       Shares            U.S. $ Value
--------------------------------------------------------------------------------
Randstad Holding N.V.                                207            $    11,776
Reed Elsevier N.V.                                 1,636                 27,252
Rodamco Europe N.V.                                  271                 31,531
Royal KPN N.V.                                     7,436                 94,761
STMicroelectronics N.V.                            2,626                 45,473
TNT N.V.                                             716                 27,128
Unilever N.V.                                      4,140                101,740
Vedior N.V.                                          576                 10,777
Wereldhave N.V.                                      126                 13,742
Wolters Kluwer N.V.                                  630                 16,416
                                                                    ------------
Total Netherlands                                                     1,191,141
--------------------------------------------------------------------------------
New Zealand - 0.4%
Air New Zealand Ltd.                               4,084                  3,573
Auckland International Airport Ltd.                4,902                  6,497
CanWest MediaWorks (NZ) Ltd.                       1,454                  1,339
Contact Energy Ltd.                                1,500                  7,002
Fisher & Paykel Appliances Holdings Ltd.           1,118                  2,635
Fisher & Paykel Healthcare Corp.                   1,303                  3,531
Fletcher Building Ltd.                             1,845                 10,335
Freightways Ltd.                                     626                  1,516
Infratil Ltd.                                        576                  1,549
Mainfreight Ltd.                                     431                  1,843
New Zealand Refining Co., Ltd. (The)               1,178                  4,845
Nuplex Industries Ltd.                               361                  1,508
PGG Wrightson Ltd.                                 1,233                  1,336
Port of Tauranga Ltd.                                512                  1,655
Pumpkin Patch Ltd.                                   570                  1,507
Sanford Ltd.                                         459                  1,423
Sky City Entertainment Group Ltd.                  1,955                  6,765
Steel & Tube Holdings Ltd.                           614                  1,844
Telecom Corp. of New Zealand Ltd.                 16,361                 46,467
Vector Ltd.                                        2,281                  3,530
                                                                    ------------
Total New Zealand                                                       110,700
--------------------------------------------------------------------------------
Norway - 1.0%
Acta Holding ASA                                   2,008                  8,132
Aker ASA Class A                                     121                  5,736
Aker Yards AS                                         40                  3,068
Aktiv Kapital ASA                                    201                  2,713
DnB NOR ASA                                        4,016                 49,225
EDB Business Partner ASA                             402                  3,176
Ekornes ASA                                          201                  4,147
Norsk Hydro ASA                                    2,209                 49,391
Norske Skogindustrier ASA                            803                 12,084
Orkla ASA                                            362                 17,243
Schibsted ASA                                        100                  3,007
Sparebanken Midt-Norge                               402                  4,795
Statoil ASA                                        2,811                 66,516
Storebrand ASA                                     1,105                 11,679
Telenor ASA                                        2,209                 28,838
Tomra Systems ASA                                    402                  2,454
Wilh. Wilhelmsen ASA Class A                         100                  3,160
Yara International ASA                               602                  9,143
                                                                    ------------
Total Norway                                                            284,507
--------------------------------------------------------------------------------
Portugal - 0.7%
Banco BPI, S.A.                                    1,092                  8,134
Banco Comercial Portugues S.A. Class R             7,788                 24,170
Banco Espirito Santo, S.A.                         1,146                 17,493
Brisa-Auto-estradas de Portugal S.A.               1,225                 13,562
CIMPOR-Cimentos de Portugal SGPS, S.A.             1,576                 11,280
EDP-Energias de Portugal S.A.                      8,862                 38,393
Jeronimo Martins, SGPS, S.A.                         269                  4,798
Mota-Engil, SGPS, S.A.                               437                  2,458
Portucel-Empresa Produtora De Pasta E
  Papel, S.A.                                      1,303                  3,582
Portugal Telecom, SGPS, S.A.                       3,927                 48,999
PT Multimedia-Servicos de Telecomunicacoes
  e Multimedia, SGPS, S.A.                           662                  8,009
SAG Gest-Solucoes Automovel Globais,
  SGPS, S.A.                                         943                  2,031
Semapa-Sociedade de Investimento e Gestao,
  SGPS, S.A.                                         419                  4,299
Sonae SGPS, S.A.                                   2,707                  4,698
                                                                    ------------
Total Portugal                                                          191,906
--------------------------------------------------------------------------------
Singapore - 1.5%
Ascendas Real Estate Investment Trust              4,000                  5,421
CapitaCommercial Trust                             4,000                  5,572
CapitaLand Ltd.                                    2,000                  6,367
CapitaMall Trust Management Ltd.                   4,000                  6,404
City Developments Ltd.                             2,000                 13,490
ComfortDelgro Corp., Ltd.                          6,000                  6,392
Cosco Corp. (Singapore) Ltd.                       6,000                  6,278
DBS Group Holdings Ltd.                            4,000                 48,412
Guocoland Ltd.                                     2,000                  3,013
Haw Par Corp., Ltd.                                2,000                  8,006
Hi-P International Ltd.                            8,000                  4,211
Jaya Holdings Ltd.                                 6,000                  5,257
Keppel Land Ltd.                                   2,000                  6,253
Keppel Telecommunications & Transportation Ltd.    4,000                  3,984
Labroy Marine Ltd.                                 6,000                  6,430
MobileOne Ltd.                                     4,000                  5,320
Oversea-Chinese Banking Corp. Ltd.                 8,000                 33,031
Parkway Holdings Ltd.                              4,000                  7,060
SBS Transit Ltd.                                   3,000                  4,160
SembCorp Industries Ltd.                           2,000                  4,236
SembCorp Marine Ltd.                               2,000                  4,211
SIA Engineering Co., Ltd.                          2,000                  4,438
Singapore Airlines Ltd.                            2,000                 18,406


                       See Notes to Financial Statements.


24  WisdomTree Trust International Equity Funds

WisdomTree DIEFA Fund
September 30, 2006

================================================================================
Investments                                       Shares            U.S. $ Value
--------------------------------------------------------------------------------
Singapore Airport Terminal Services Ltd.           4,000            $     5,497
Singapore Exchange Ltd.                            2,000                  5,598
Singapore Land Ltd.                                2,000                  9,897
Singapore Post Ltd.                                8,000                  5,093
Singapore Press Holdings Ltd.                      4,000                 10,338
Singapore Technologies Engineering Ltd.            2,000                  3,593
Singapore Telecommunications Ltd.                 32,150                 49,449
SMRT Corp. Ltd.                                    6,000                  4,198
StarHub Ltd.                                       5,571                  7,901
Straits Trading Co., Ltd.                          2,000                  3,719
Suntec Real Estate Investment Trust                6,000                  5,598
United Industrial Corp., Ltd.                      6,000                  6,165
United Overseas Bank Ltd.                          4,000                 41,099
UOL Group Ltd.                                     2,000                  4,413
Venture Corp., Ltd.                                2,000                 15,885
Want Want Holdings Ltd.                            4,000                  6,200
Wheelock Properties (Singapore) Ltd.               6,000                  6,770
                                                                    ------------
Total Singapore                                                         407,765
--------------------------------------------------------------------------------
Spain - 5.1%
Abertis Infraestructuras S.A. (a)                    996                 26,117
Acciona, S.A.                                        100                 15,201
Acerinox S.A. (a)                                    903                 17,398
ACS, Actividades Construccion y Servicios, S.A.      387                 18,335
Altadis, S.A.                                        473                 22,433
Antena 3 de Television, S.A.                         638                 13,036
Banco Bilbao Vizcaya Argentaria, S.A.              7,557                174,704
Banco Popular Espanol, S.A.                        2,663                 43,617
Banco Sabadell S.A.                                  516                 18,524
Banco Santander Central Hispano S.A.              15,674                247,592
Bankinter, S.A.                                      227                 16,103
Cia Espanola De Petroleos, S.A. (a)                  427                 31,940
Enagas                                               716                 17,333
Endesa S.A.                                        2,152                 91,459
Fadesa Inmobiliaria S.A. (a)                         469                 20,823
Fomento de Construcciones y Contratas S.A.           215                 17,158
Gas Natural SDG, S.A.                              1,002                 36,492
Gestevision Telecinco S.A.                         1,082                 27,550
Grupo Ferrovial S.A. (a)                             217                 17,428
Iberdrola, S.A.                                    2,038                 91,132
Inditex S.A.                                         409                 19,045
Inmobiliaria Colonial, S.A.                           94                  7,281
Metrovacesa, S.A. (a)                                154                 18,562
Repsol YPF, S.A.                                   2,263                 67,280
Sacyr Vallehermoso, S.A. (a)                         508                 23,070
Telefonica S.A.                                   16,016                277,341
Union Fenosa S.A.                                    453                 23,114
Zardoya-Otis S.A.                                    403                 11,614
                                                                    ------------
Total Spain                                                           1,411,682
--------------------------------------------------------------------------------
Sweden - 3.2%
AB Volvo Class A                                     402                 24,904
AB Volvo Class B                                   1,005                 59,859
Alfa Laval AB                                        402                 13,494
Assa Abloy AB Class B                                803                 14,929
Atlas Copco AB Class A                               803                 21,093
Atlas Copco AB Class B                               402                 10,066
Axfood AB                                            301                  9,139
Electrolux AB Series B                               803                 13,039
Fabege AB                                            602                 13,307
H&M Hennes & Mauritz AB Class B                    1,807                 75,574
Holmen AB Class B                                    201                  8,393
Industrivarden AB Class A                            402                 12,150
Investment AB Kinnevik Class B                       803                  9,478
Investor AB Class A                                  402                  8,338
Investor AB Class B                                  803                 16,710
JM AB                                                803                 14,107
L E Lundbergforetagen AB Class B                     201                 10,326
Nordea Bank AB                                     7,129                 93,386
Ratos AB Class B                                     803                 15,093
Sandvik AB                                         2,410                 27,623
Scania AB Class A                                    402                 24,959
Scania AB Class B                                    402                 23,971
Securitas AB Class B                                 803                 10,081
Securitas Direct AB Class B*                         803                  2,016
Securitas Systems AB Class B*                        803                  3,013
Skandinaviska Enskilda Banken AB                   1,206                 32,419
Skanska AB Class B                                 1,206                 20,406
SKF AB Class B                                       803                 11,752
SSAB Svenskt Stal AB Series A                        702                 13,075
Svenska Cellulosa Aktiebolaget SCA Class B           402                 18,431
Svenska Handelsbanken AB Class A                   1,607                 43,417
Swedbank AB                                        1,406                 41,728
Swedish Match AB                                     402                  6,541
Tele2 AB Class B                                   1,005                 10,148
Telefonaktiebolaget LM Ericsson Class A            4,016                 13,946
Telefonaktiebolaget LM Ericsson Class B           20,086                 69,616
TeliaSonera AB                                     9,038                 57,963
                                                                    ------------
Total Sweden                                                            874,490
--------------------------------------------------------------------------------
Switzerland - 4.2%
Adecco S.A.                                          221                 13,298
Ciba Specialty Chemicals Holding Inc.                233                 14,029
Credit Suisse Group                                2,426                139,975
Givaudan S.A.                                         16                 12,772
Holcim Ltd.                                          273                 22,250
Julius Baer Holding Ltd.                             160                 15,937
Kuehne + Nagel International AG                      185                 12,762
Nestle S.A.                                          694                241,306


                       See Notes to Financial Statements.


                                 WisdomTree Trust International Equity Funds  25

Schedule of Investments (unaudited) (concluded)
WisdomTree DIEFA Fund
September 30, 2006

================================================================================
Investments                                       Shares            U.S. $ Value
--------------------------------------------------------------------------------
Novartis AG                                        3,183            $   185,302
Pargesa Holding S.A.                                 142                 13,691
Roche Holding AG                                     634                109,311
Serono S.A.                                           20                 17,226
SGS S.A.                                              14                 14,056
Swatch Group Ltd. (The) Class B                       82                 15,799
Swiss Reinsurance Co.                                688                 52,507
Swisscom AG                                          170                 56,432
UBS AG                                             3,446                205,559
                                                                    ------------
Total Switzerland                                                     1,142,212
--------------------------------------------------------------------------------
United Kingdom - 27.1%
Anglo American PLC                                 2,709                112,995
AstraZeneca PLC                                    2,976                185,559
Aviva PLC                                          6,734                 98,492
BAE SYSTEMS PLC                                   13,360                 98,638
Barclays PLC                                      21,494                270,609
BG Group PLC                                       7,005                 84,922
BHP Billiton PLC                                   5,061                 87,163
BP PLC                                            49,291                535,867
British American Tobacco PLC                       5,662                152,722
British Sky Broadcasting PLC                       8,468                 86,365
BT Group PLC                                      30,846                154,418
Cable & Wireless PLC                              19,119                 49,463
Cadbury Schweppes PLC                              9,412                 99,949
Centrica PLC                                      16,973                103,120
Diageo PLC                                         7,498                132,146
GlaxoSmithKline PLC                               13,014                345,680
GUS PLC                                            5,349                 96,520
HBOS PLC                                          11,711                231,225
HSBC Holdings PLC                                 36,198                658,920
Imperial Tobacco Group PLC                         2,879                 95,725
Kingfisher PLC                                    21,476                 98,385
Land Securities Group PLC                          2,755                101,277
Legal & General Group PLC                         38,977                103,750
Lloyds TSB Group PLC                              29,311                295,384
Man Group PLC                                     12,450                104,187
Marks & Spencer Group PLC                          8,794                105,542
National Grid PLC                                  9,252                115,359
Old Mutual PLC                                    30,852                 96,530
Pearson PLC                                        6,630                 94,184
Prudential PLC                                     8,569                106,203
Reckitt Benckiser PLC                              2,411                 99,710
Reed Elsevier PLC                                  8,924                 98,767
Rio Tinto PLC                                      1,833                 86,523
Royal Bank of Scotland Group (The) PLC             8,677                298,070
Royal Dutch Shell PLC Class A                      9,758                321,168
Royal Dutch Shell PLC Class B                      6,853                232,083
SABMiller PLC                                      5,112                 95,299
Sage Group PLC                                    22,179                104,091
Scottish & Southern Energy PLC                     4,200                103,402
Scottish Power PLC                                 8,452                102,858
Smiths Group PLC                                   5,616                 94,047
Standard Chartered PLC                             3,814                 97,461
Tesco PLC                                         14,683                 98,738
Unilever PLC                                       4,120                101,356
Vodafone Group PLC                               144,447                329,855
Wolseley PLC                                       4,298                 90,400
WPP Group PLC                                      7,427                 91,841
Xstrata PLC                                        2,608                107,516
                                                                    ------------
Total United Kingdom                                                  7,454,484
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS (Cost: $25,801,565)                              27,367,645
================================================================================
RIGHTS* - 0.0%
United Kingdom - 0.0%
Experian Group Npv, expiring 10/05/06
(Cost: $0)                                         2,663                     --
WARRANTS* - 0.0%
Hong Kong - 0.0%
China Overseas Land & Investment Ltd.,
expiring 07/18/07 (Cost: $0)                       1,010                    218
                                                                    ------------
TOTAL LONG-TERM INVESTMENTS
(Cost: $25,801,565)                                                  27,367,863
================================================================================
SHORT-TERM INVESTMENT - 0.5%
MONEY MARKET FUND - 0.5%
United States - 0.5%
Columbia Cash Reserves Fund, 4.92% (b)
(Cost: $146,892)                                 146,892                146,892
================================================================================
INVESTMENTS OF CASH COLLATERAL FOR
SECURITIES  LOANED - 0.7%
MONEY MARKET FUNDS (c) - 0.7%
UBS Enhanced Yield Portfolio, 5.30%              100,000                100,000
UBS Private Money Market Fund LLC, 5.23%          95,116                 95,116
                                                                    ------------
TOTAL INVESTMENTS OF CASH COLLATERAL FOR
SECURITIES LOANED (Cost: $195,116) (d)                                  195,116
================================================================================
TOTAL INVESTMENTS IN SECURITIES - 100.5%
(Cost: $26,143,573) (e)                                              27,709,871
Liabilities in Excess of Cash, Foreign Cash
and Other Assets - (0.5)%                                              (150,539)
                                                                    ------------
NET ASSETS - 100.0%                                                 $27,559,332
================================================================================

*     Non-income producing security.
(a)   Security, or portion thereof, was on loan at September 30, 2006 (See Note
      2).
(b)   Rate shown represents annualized 7-day yield as of September 30, 2006.
(c)   Interest rates shown reflect yields as of September 30, 2006.
(d) At September 30, 2006, the total market value of the Fund's securities on loan was $184,275 and the total market value of the collateral held by the Fund was $195,116.
(e) Aggregate cost for Federal income tax purposes was substantially the same as for book purposes.

                       See Notes to Financial Statements.


26  WisdomTree Trust International Equity Funds

Schedule of Investments (unaudited)
WisdomTree DIEFA High-Yielding Equity Fund
September 30, 2006

================================================================================
Investments                                       Shares            U.S. $ Value
--------------------------------------------------------------------------------
COMMON STOCKS - 99.0%
Australia - 11.4%
Alinta Ltd.                                        2,094            $    17,814
Alumina Ltd.                                       4,118                 19,022
Amcor Ltd.                                         4,292                 23,798
AMP Ltd.                                           7,750                 51,704
APN News & Media Ltd.                              4,448                 16,862
Aristocrat Leisure Ltd.                            1,686                 17,740
Australia & New Zealand Banking Group Ltd.         9,794                196,314
Australian Gas Light Co., Ltd.                     2,130                 34,095
Australian Stock Exchange Ltd.                     1,934                 46,906
Baycorp Advantage Ltd.                             6,994                 15,867
Billabong International Ltd. (a)                   1,594                 17,427
BlueScope Steel Ltd.                               5,246                 25,368
Boral Ltd.                                         2,742                 14,794
Brambles Industries Ltd. (a)                       2,698                 25,671
Caltex Australia Ltd.                              1,098                 19,583
Coates Hire Ltd.                                   3,708                 15,772
Coca-Cola Amatil Ltd.                              4,348                 21,707
Coles Myer Ltd.                                    5,254                 56,420
Commonwealth Bank of Australia                     7,534                257,218
CSR Ltd.                                           6,502                 14,459
Downer EDI Ltd.                                    2,862                 12,815
Foster's Group Ltd.                                9,430                 45,319
Futuris Corp., Ltd.                               10,208                 15,464
Iluka Resources Ltd.                               3,422                 18,157
Insurance Australia Group Ltd.                    10,534                 41,506
John Fairfax Holdings Ltd.                         5,894                 18,561
Leighton Holdings Ltd.                             1,268                 18,300
Lend Lease Corp. Ltd.                              2,166                 25,894
Lion Nathan Ltd.                                   2,910                 17,590
Macquarie Bank Ltd.                                  800                 41,283
National Australia Bank Ltd.                       8,850                242,378
Nufarm Ltd. (a)                                    2,182                 15,958
OneSteel Ltd.                                      5,964                 18,693
Orica Ltd.                                         1,030                 17,271
Origin Energy Ltd.                                 3,256                 16,207
Perpetual Ltd. (a)                                   338                 18,438
Promina Group Ltd.                                 5,362                 23,728
Publishing & Broadcasting Ltd.                     2,484                 34,553
Qantas Airways Ltd.                               15,592                 45,495
QBE Insurance Group Ltd.                           2,718                 49,694
Record Investments Ltd.                            2,068                 16,420
Rural Press Ltd.                                   2,094                 17,345
Santos Ltd.                                        2,552                 21,311
Seven Network Ltd. (a)                             2,680                 17,620
Sigma Pharmaceuticals Ltd.                         8,926                 17,385
Sims Group Ltd.                                    1,240                 19,155
Sonic Healthcare Ltd.                              1,610                 15,835
St.George Bank Ltd.                                3,100                 69,956
Suncorp-Metway Ltd.                                3,366                 55,111
TABCORP Holdings Ltd.                              3,676                 42,876
Telstra Corp. Ltd.                                55,972                154,963
UNiTAB Ltd.                                          760                  8,451
United Group Ltd.                                  1,690                 17,909
Washington H. Soul Pattinson & Co., Ltd.           2,676                 16,635
Wesfarmers Ltd.                                    2,644                 68,919
West Australian Newspapers Holdings Ltd.           2,596                 17,571
Westpac Banking Corp.                              9,946                168,558
Woodside Petroleum Ltd.                            1,832                 53,660
Woolworths Ltd.                                    4,356                 65,858
                                                                    -----------
Total Australia                                                       2,511,383
--------------------------------------------------------------------------------
Austria - 0.1%
BOEHLER-UDDEHOLM AG                                  121                  6,799
Flughafen Wien AG                                     61                  5,086
Semperit AG Holding                                   52                  1,658
Wienerberger AG                                      206                  9,718
                                                                    -----------
Total Austria                                                            23,261
--------------------------------------------------------------------------------
Belgium - 2.8%
Agfa-Gevaert N.V.                                    370                  8,765
Almancora SCA                                        152                 19,640
Belgacom S.A.                                      1,936                 75,388
Compagnie Maritime Belge S.A.                        462                 15,731
Cumerio N.V.                                         182                  3,799
Dexia N.V.                                         2,946                 76,242
Euronav N.V.                                         378                 12,253
Fortis N.V.                                        6,474                262,512
Gimv N.V.                                            136                  8,123
KBC Groep N.V.                                       966                101,627
Melexis N.V.                                         230                  3,881
Mobistar S.A.                                        226                 18,694
Tessenderlo Chemie N.V.                              112                  4,248
                                                                    -----------
Total Belgium                                                           610,903
--------------------------------------------------------------------------------
Denmark - 0.5%
A/S Dampskibsselskabet TORM                          402                 20,759
Danske Bank A/S                                    2,404                 94,434
                                                                    -----------
Total Denmark                                                           115,193
--------------------------------------------------------------------------------
Finland - 1.8%
Amer Sports Oyj                                      402                  9,013
Elisa Oyj Class A                                    602                 13,269
Fortum Oyj                                         4,812                128,069
Kesko Oyj Class B                                    402                 16,886
OKO Bank PLC Class A                                 800                 12,749
Oriola-KD Oyj*                                       404                  1,233
Orion Oyj Class B*                                   402                  7,639

                       See Notes to Financial Statements.


                                 WisdomTree Trust International Equity Funds  27

WisdomTree DIEFA High-Yielding Equity Fund
September 30, 2006

================================================================================
Investments                                       Shares            U.S. $ Value
--------------------------------------------------------------------------------
Rautaruukki Oyj                                      800            $    22,954
Sampo Oyj Class A                                  2,004                 41,734
Sanoma-WSOY Oyj                                      682                 17,477
Sponda Oyj                                           800                  9,019
Stora Enso Oyj Class R                             2,404                 36,421
TietoEnator Oyj                                      242                  7,106
UPM-Kymmene Corp.                                  3,008                 71,407
Uponor Corp.                                         402                 10,887
                                                                    -----------
Total Finland                                                           405,863
--------------------------------------------------------------------------------
France - 12.1%
Assurances Generales de France                       604                 75,976
AXA S.A.                                           7,248                266,995
Bail Investissement                                  262                 19,067
BNP Paribas                                        2,922                314,067
Casino Guichard Perrachon S.A.                       402                 32,362
Credit Agricole S.A.                               2,138                 93,816
Euler Hermes S.A.                                    164                 19,507
France Telecom S.A.                               18,422                422,383
Gecina S.A.                                          286                 38,113
Klepierre                                            168                 25,133
M6, Metropole Television S.A.                        632                 19,374
PagesJaunes Groupe S.A.                            1,686                 47,841
Rallye S.A.                                          386                 18,238
Societe Generale                                   1,416                225,112
Suez S.A.                                          5,138                225,717
TOTAL S.A.                                         9,373                614,440
Unibail                                              164                 34,424
Vivendi S.A.                                       4,924                177,332
                                                                    -----------
Total France                                                          2,669,897
--------------------------------------------------------------------------------
Germany - 4.7%
AWD Holding AG                                       222                  8,012
BASF AG                                            1,424                113,912
DaimlerChrysler AG                                 3,374                168,439
Deutsche Euroshop AG                                 100                  6,925
Deutsche Lufthansa AG                              1,498                 31,709
Deutsche Post AG                                   3,616                 94,817
Deutsche Telekom AG                               21,518                341,814
E.ON AG                                            1,972                233,516
MVV Energie AG                                       266                  7,827
Norddeutsche Affinerie AG                            306                  7,365
TUI AG                                             1,086                 22,396
Vossloh AG                                           132                  7,770
                                                                    -----------
Total Germany                                                         1,044,502
--------------------------------------------------------------------------------
Hong Kong - 2.3%
Bank of East Asia Ltd.                             5,612                 25,603
BOC Hong Kong (Holdings) Ltd.                     44,106                 99,054
Cathay Pacific Airways Ltd.                       12,000                 24,578
China Netcom Group Corp. Ltd.                      2,004                  3,595
China Travel International Investment
  Hong Kong Ltd.                                  24,058                  5,310
CITIC International Financial Holdings Ltd. (a)   12,028                  6,915
CITIC Pacific Ltd.                                 8,018                 24,695
CLP Holdings Ltd.                                 10,024                 60,718
Dah Sing Banking Group Ltd.                        1,604                  3,429
Dah Sing Financial Holdings Ltd.                   1,604                 14,440
Fountain Set (Holdings) Ltd.                       8,018                  2,161
Hang Lung Group Ltd.                               4,008                 10,313
Hang Lung Properties Ltd.                         12,028                 25,685
Hang Seng Bank Ltd.                                8,818                111,410
Hongkong Electric Holdings Ltd.                    8,018                 37,506
Hopewell Holdings Ltd.                             4,008                 11,419
i-CABLE Communications Ltd.                       16,038                  3,149
Industrial & Commercial Bank of China Ltd.         4,008                  6,985
Liu Chong Hing Bank Ltd.                           4,008                  8,898
Oriental Press Group Ltd.                         16,038                  2,881
PCCW Ltd.                                         20,048                 12,247
Shenzhen Investment Ltd.                           8,018                  2,830
Wing Lung Bank Ltd.                                  800                  7,880
                                                                    -----------
Total Hong Kong                                                         511,701
--------------------------------------------------------------------------------
Ireland - 0.8%
Abbey PLC                                             84                  1,001
Allied Irish Banks PLC                             2,865                 76,105
Bank of Ireland                                    2,894                 56,566
Fyffes PLC                                         1,618                  3,136
Greencore Group PLC                                  588                  2,909
Independent News & Media PLC                       2,842                  8,532
Irish Life & Permanent PLC                           724                 18,159
                                                                    -----------
Total Ireland                                                           166,408
--------------------------------------------------------------------------------
Italy - 10.1%
ACEA SpA                                           1,078                 17,588
AEM SpA                                            6,346                 17,123
Alleanza Assicurazioni SpA                         2,854                 33,333
Arnoldo Mondadori Editore SpA                      1,646                 15,231
Autostrada Torino-Milano SpA                         716                 15,419
Banca Fideuram SpA                                 1,574                 10,019
Banca Intesa SpA                                  25,966                170,712
Banca Lombarda e Piemontese SpA                      878                 18,051
Banca Popolare di Verona e Novara S.c.r.l.           760                 20,978
Banca Popolare Italiana                            1,582                 19,088
Banche Popolari Unite S.c.r.l.                     1,018                 27,364
Benetton Group SpA                                 1,018                 17,499
Capitalia SpA                                      7,348                 60,782
Enel SpA                                          29,544                269,273
Eni SpA                                           20,968                620,735
Fondiaria-Sai SpA                                    406                 17,790

                       See Notes to Financial Statements.


28  WisdomTree Trust International Equity Funds

WisdomTree DIEFA High-Yielding Equity Fund
September 30, 2006

================================================================================
Investments                                       Shares            U.S. $ Value
--------------------------------------------------------------------------------
Mediaset SpA                                       3,596            $    38,606
Milano Assicurazioni SpA                           2,020                 14,931
Pirelli & C. Real Estate SpA                         226                 13,421
RAS Holding SpA                                    2,366                 64,618
Reti Bancarie Holding SpA                            306                 18,548
Sanpaolo IMI SpA                                   4,530                 95,544
Snam Rete Gas SpA                                  9,748                 47,294
Societa Cattolica di Assicurazioni S.c.r.l.          286                 16,955
Telecom Italia SpA                                77,538                220,016
Terna SpA                                         10,232                 29,746
Toro Assicurazioni SpA                             1,190                 31,641
UniCredito Italiano SpA                           30,676                254,331
Unipol SpA                                         6,092                 20,392
                                                                    -----------
Total Italy                                                           2,217,028
--------------------------------------------------------------------------------
Japan - 0.3%
Hokuto Corp.                                         400                  6,640
Nikko Cordial Corp.                                2,000                 23,208
Oracle Corp. Japan                                   400                 17,313
Takefuji Corp.                                       280                 12,854
Yushiro Chemical Industry Co., Ltd.                  400                  8,013
                                                                    -----------
Total Japan                                                              68,028
--------------------------------------------------------------------------------
Netherlands - 4.9%
ABN AMRO Holding N.V.                              7,888                229,819
Aegon N.V.                                         4,912                 92,027
Corio N.V.                                           322                 23,433
CSM N.V.                                             246                  7,822
Eurocommercial Properties N.V.                       178                  8,399
Heijmans N.V.                                        140                  6,443
Hunter Douglas N.V.                                  100                  7,005
ING Groep N.V.                                     7,436                326,764
Nieuwe Steen Investments N.V.                        270                  7,087
Nutreco Holding N.V.                                 112                  6,881
OCE N.V.                                             446                  7,153
Reed Elsevier N.V.                                 2,126                 35,414
Rodamco Europe N.V. (a)                              354                 41,188
Royal KPN N.V.                                     9,656                123,051
SBM Offshore N.V.                                    270                  7,330
Unilever N.V.                                      5,372                132,017
Vastned Retail N.V.                                   84                  6,885
Wereldhave N.V.                                       72                  7,853
                                                                    -----------
Total Netherlands                                                     1,076,571
--------------------------------------------------------------------------------
New Zealand - 0.6%
Air New Zealand Ltd.                               5,302                  4,639
Auckland International Airport Ltd.                6,364                  8,435
CanWest MediaWorks (NZ) Ltd.                       1,260                  1,160
Contact Energy Ltd.                                1,944                  9,075
Fisher & Paykel Appliances Holdings Ltd.           1,452                  3,422
Fisher & Paykel Healthcare Corp.                   1,690                  4,579
Fletcher Building Ltd.                             2,392                 13,400
Freightways Ltd.                                     760                  1,841
Infratil Ltd.                                        728                  1,958
New Zealand Refining Co., Ltd. (The)               1,530                  6,293
Nuplex Industries Ltd.                               466                  1,947
Sanford Ltd.                                         572                  1,774
Sky City Entertainment Group Ltd.                  2,541                  8,793
Telecom Corp. of New Zealand Ltd.                 21,378                 60,716
Vector Ltd.                                        2,960                  4,580
Warehouse Group Ltd. (The)                         1,758                  7,380
                                                                    -----------
Total New Zealand                                                       139,992
--------------------------------------------------------------------------------
Norway - 0.8%
Acta Holding ASA                                   2,004                  8,116
Aker Yards AS                                         80                  6,136
Aktiv Kapital ASA                                    402                  5,427
DnB NOR ASA                                        7,824                 95,900
Ekornes ASA                                          402                  8,295
Norske Skogindustrier ASA                          1,202                 18,089
Storebrand ASA                                     1,804                 19,068
Veidekke ASA                                         202                  6,353
                                                                    -----------
Total Norway                                                            167,384
--------------------------------------------------------------------------------
Portugal - 1.0%
Banco Comercial Portugues S.A. Class R            10,215                 31,703
Banco Espirito Santo, S.A.                         1,488                 22,713
Brisa-Auto-estradas de Portugal S.A.               1,590                 17,604
CIMPOR-Cimentos de Portugal SGPS, S.A.             2,044                 14,629
EDP-Energias de Portugal S.A.                     11,577                 50,155
Jeronimo Martins, SGPS, S.A.                         350                  6,243
Portugal Telecom, SGPS, S.A.                       5,135                 64,072
PT Multimedia-Servicos de Telecomunicacoes
  e Multimedia, SGPS, S.A.                           856                 10,355
SAG Gest-Solucoes Automovel Globais, SGPS, S.A.    1,094                  2,356
Semapa-Sociedade de Investimento e Gestao,
  SGPS, S.A.                                         548                  5,623
                                                                    -----------
Total Portugal                                                          225,453
--------------------------------------------------------------------------------
Singapore - 1.9%
Allgreen Properties Ltd.                           4,000                  4,009
Ascendas Real Estate Investment Trust              4,000                  5,421
CapitaCommercial Trust                             4,000                  5,572
CapitaMall Trust Management Ltd.                   4,000                  6,404
Chuan Hup Holdings Ltd.                           16,000                  3,227
ComfortDelgro Corp., Ltd.                          8,000                  8,522
Creative Technology Ltd.                             600                  3,933
DBS Group Holdings Ltd.                            5,000                 60,514
Delong Holdings Ltd.                              36,000                  2,383
Elec & Eltek International Co., Ltd.               4,000                 10,640
GES International Ltd.                             4,000                  3,101

                       See Notes to Financial Statements.


                                 WisdomTree Trust International Equity Funds  29

WisdomTree DIEFA High-Yielding Equity Fund
September 30, 2006

================================================================================
Investments                                       Shares            U.S. $ Value
--------------------------------------------------------------------------------
Haw Par Corp., Ltd.                                4,000            $    16,011
Hong Leong Finance Ltd.                            4,000                  8,220
Inter-Roller Engineering Ltd.                      8,000                  4,186
Jaya Holdings Ltd.                                 4,000                  3,505
Jurong Technologies Industrial Corp., Ltd.         4,000                  2,925
Macquarie MEAG Prime Real Estate
  Investment Trust                                 4,000                  2,458
MobileOne Ltd.                                     4,000                  5,320
Oversea-Chinese Banking Corp. Ltd.                 8,000                 33,031
Parkway Holdings Ltd.                              4,000                  7,060
Robinson & Co., Ltd.                               4,000                 16,768
SembCorp Marine Ltd.                               4,000                  8,422
Singapore Airlines Ltd.                            4,000                 36,813
Singapore Airport Terminal Services Ltd.           4,000                  5,497
Singapore Post Ltd.                                8,000                  5,093
Singapore Press Holdings Ltd.                      4,000                 10,338
Singapore Telecommunications Ltd.                 42,900                 65,983
SMRT Corp. Ltd.                                    8,000                  5,598
StarHub Ltd.                                       7,428                 10,535
Suntec Real Estate Investment Trust                8,000                  7,463
United Overseas Bank Ltd.                          4,000                 41,099
UOB Kay Hian Holdings Ltd.                         4,000                  3,253
                                                                    -----------
Total Singapore                                                         413,304
--------------------------------------------------------------------------------
Spain - 5.0%
Antena 3 de Television, S.A.                         820                 16,755
Banco Bilbao Vizcaya Argentaria, S.A.              9,808                226,743
Banco Popular Espanol, S.A.                        3,458                 56,639
Banco Santander Central Hispano S.A.              20,346                321,393
Endesa S.A.                                        2,794                118,743
Gas Natural SDG, S.A.                              1,296                 47,199
Gestevision Telecinco S.A.                         1,404                 35,748
Iberdrola, S.A.                                    2,644                118,230
Telefonica S.A.                                    9,125                158,013
                                                                    -----------
Total Spain                                                           1,099,463
--------------------------------------------------------------------------------
Sweden - 2.8%
AB Volvo Class A                                     402                 24,904
Axfood AB                                            202                  6,133
Cardo AB                                             402                 12,315
Castellum AB                                         402                  4,525
D Carnegie AB                                        402                  8,475
Electrolux AB Series B                               800                 12,990
Fabege AB                                            402                  8,886
H&M Hennes & Mauritz AB Class B                    2,404                100,542
Holmen AB Class B                                    402                 16,785
Intrum Justitia AB                                   800                  7,860
Klovern AB                                         2,004                  6,289
Kungsleden AB                                        402                  4,580
Nordea Bank AB                                     8,018                105,031
Oresund Investment AB                                402                  7,433
Ratos AB Class B                                     800                 15,037
Sandvik AB                                         3,206                 36,747
Scania AB Class A                                    402                 24,959
Skanska AB Class B                                 1,604                 27,140
SKF AB Class B                                     1,604                 23,474
SkiStar AB                                            54                    960
Svenska Cellulosa Aktiebolaget SCA Class B           800                 36,678
Svenska Handelsbanken AB Class A                   2,004                 54,143
Swedbank AB                                        2,004                 59,476
                                                                    -----------
Total Sweden                                                            605,362
--------------------------------------------------------------------------------
Switzerland - 0.5%
Ciba Specialty Chemicals Holding Inc.                262                 15,775
EMS-Chemie Holding AG                                 68                  7,858
Swisscom AG                                          235                 78,008
Vontobel Holding AG                                  202                  8,296
                                                                    -----------
Total Switzerland                                                       109,937
--------------------------------------------------------------------------------
United Kingdom - 34.6%
Alliance & Leicester PLC                           2,358                 47,834
Aviva PLC                                         10,981                160,609
BAE SYSTEMS PLC                                    8,274                 61,087
Barclays PLC                                      27,902                351,286
Boots Group PLC                                    3,772                 54,606
BP PLC                                            63,998                695,753
British American Tobacco PLC                       7,348                198,199
BT Group PLC                                      40,042                200,455
Cable & Wireless PLC                              25,634                 66,318
Centrica PLC                                      12,502                 75,956
Compass Group PLC                                 11,758                 58,917
Diageo PLC                                         9,736                171,588
DSG International PLC                             14,440                 59,071
Friends Provident PLC                             16,054                 58,027
Gallaher Group PLC                                 3,358                 54,822
GlaxoSmithKline PLC                               16,884                448,478
GUS PLC                                            3,080                 55,577
Hanson PLC                                         4,380                 63,285
HBOS PLC                                          15,204                300,191
HSBC Holdings PLC                                 46,986                855,296
Imperial Tobacco Group PLC                         2,354                 78,269
ITV PLC                                           26,500                 47,892
Kelda Group PLC                                    3,644                 57,892
Kingfisher PLC                                    12,374                 56,687
Ladbrokes PLC                                      7,176                 52,143
Legal & General Group PLC                         22,470                 59,811
Liberty International PLC                          2,718                 62,194
Lloyds TSB Group PLC                              38,052                383,474
LogicaCMG PLC                                     17,440                 50,493
National Grid PLC                                 12,008                149,723

                       See Notes to Financial Statements.


30  WisdomTree Trust International Equity Funds

Schedule of Investments (unaudited) (concluded))
WisdomTree DIEFA High-Yielding Equity Fund
September 30, 2006

================================================================================
Investments                                       Shares            U.S. $ Value
--------------------------------------------------------------------------------
Northern Rock PLC                                  2,818            $    61,482
Old Mutual PLC                                    17,778                 55,624
Pearson PLC                                        3,824                 54,323
Persimmon PLC                                      2,480                 61,983
Prudential PLC                                     6,382                 79,098
Reed Elsevier PLC                                  5,146                 56,954
Rentokil Initial PLC                              19,186                 52,503
Royal & Sun Alliance Insurance Group              21,886                 60,914
Royal Bank of Scotland Group (The) PLC            11,262                386,869
Royal Dutch Shell PLC Class A                     12,668                416,946
Scottish & Newcastle PLC                           5,532                 58,901
Scottish & Southern Energy PLC                     3,458                 85,135
Scottish Power PLC                                 6,466                 78,689
Severn Trent PLC                                   2,302                 57,448
Smiths Group PLC                                   3,232                 54,123
Standard Chartered PLC                             3,386                 86,524
Tesco PLC                                         19,052                128,118
Tomkins PLC                                       10,498                 46,426
Unilever PLC                                       4,808                118,281
United Utilities PLC                               6,040                 79,597
Vodafone Group PLC                               187,521                428,218
Yell Group PLC                                     5,436                 60,468
                                                                    -----------
Total United Kingdom                                                  7,604,557
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS (Cost: $20,496,249)                              21,786,190
================================================================================
RIGHTS* - 0.0%
United Kingdom - 0.0%
Experian Group Npv, expiring on 10/05/06
(Cost: $0)                                         1,530                     --
                                                                    ------------
TOTAL LONG-TERM INVESTMENTS (Cost: $20,496,249)                      21,786,190
================================================================================
SHORT-TERM INVESTMENT - 0.6%
MONEY MARKET FUND - 0.6%
United States - 0.6%
Columbia Cash Reserves Fund, 4.92% (b)
(Cost: $126,468)                                 126,468                126,468
================================================================================
INVESTMENT OF CASH COLLATERAL FOR
SECURITIES LOANED - 0.4%
MONEY MARKET FUND (c) - 0.4%
UBS Private Money Market Fund LLC, 5.23%
(Cost: $81,050) (d)                               81,050                 81,050
================================================================================
TOTAL INVESTMENTS IN SECURITIES - 100.0%
(Cost: $20,703,767) (e)                                              21,993,708
Foreign Cash and Other Assets in Excess
of Liabilities - 0.0%                                                     7,985
                                                                    -----------
NET ASSETS - 100.0%                                                 $22,001,693
================================================================================

*     Non-income producing security.
(a)   Security, or portion thereof, was on loan at September 30, 2006 (See Note
      2).
(b)   Rate shown represents annualized 7-day yield as of September 30, 2006.
(c)   Interest rates shown reflect yields as of September 30, 2006.
(d) At September 30, 2006, the total market value of the Fund's securities on loan was $76,824 and the total market value of the collateral held by the Fund was $81,050.
(e) Aggregate cost for Federal income tax purposes was substantially the same as for book purposes.

                       See Notes to Financial Statements.


                                 WisdomTree Trust International Equity Funds  31

Schedule of Investments (unaudited)
WisdomTree Europe Total Dividend Fund
September 30, 2006

================================================================================
Investments                                       Shares            U.S. $ Value
--------------------------------------------------------------------------------
COMMON STOCKS - 98.9%
Austria - 0.5%
Andritz AG                                             8           $      1,219
Bank Austria Creditanstalt AG                        130                 17,373
BOEHLER-UDDEHOLM AG                                   48                  2,697
Erste Bank der oesterreichischen Sparkassen AG       118                  7,339
Flughafen Wien AG                                     24                  1,986
Oesterreichische Elektrizitatswirtschafts AG
  Class A                                             66                  3,190
OMV AG                                               112                  5,797
Semperit AG Holding                                   34                  1,084
Telekom Austria AG                                   230                  5,798
UNIQA Versicherungen AG                               36                  1,140
voestalpine AG                                        72                  2,971
Wiener Staedtische AG                                 42                  2,634
Wienerberger AG                                       80                  3,774
                                                                   -------------
Total Austria                                                            57,002
--------------------------------------------------------------------------------
Belgium - 2.8%
Ackermans & van Haaren N.V.                           64                  4,605
Agfa-Gevaert N.V.                                    234                  5,543
Almancora SCA                                         60                  7,753
Belgacom S.A.                                        771                 30,023
Compagnie Maritime Belge S.A.                        184                  6,265
Delhaize Group                                        74                  6,210
Dexia N.V.                                         1,176                 30,435
Euronav N.V.                                         182                  5,900
Fortis N.V.                                        2,580                104,616
Groep Colruyt S.A.                                    30                  5,115
Groupe Bruxelles Lambert S.A.                        108                 11,512
InBev N.V.                                           276                 15,181
KBC Groep N.V.                                       386                 40,609
Mobistar S.A.                                         88                  7,279
Solvay S.A.                                           90                 11,629
UCB S.A.                                             114                  7,242
Umicore                                               34                  5,026
                                                                   -------------
Total Belgium                                                           304,943
--------------------------------------------------------------------------------
Denmark - 0.6%
A/S Dampskibsselskabet TORM                          100                  5,164
Auriga Industries A/S Class B                        100                  2,684
Bang & Olufsen A/S Class B                            10                  1,072
Danske Bank A/S                                    1,003                 39,400
H. Lundbeck A/S                                      201                  4,678
Novo Nordisk A/S Class B                             201                 14,921
Spar Nord Bank A/S                                   150                  3,261
                                                                   -------------
Total Denmark                                                            71,180
--------------------------------------------------------------------------------
Finland - 2.2%
Elisa Oyj Class A                                    301                  6,634
Fortum Oyj                                         2,006                 53,389
Kemira Oyj                                           201                  3,743
Metso Oyj                                            201                  7,389
Nokia Oyj                                          3,208                 63,638
Nokian Renkaat Oyj                                   301                  5,411
OKO Bank PLC Class A                                 201                  3,203
Oriola-KD Oyj*                                       303                    925
Orion Oyj Class B*                                   201                  3,819
Outokumpu Oyj                                        402                 10,251
Rautaruukki Oyj                                      301                  8,636
Sampo Oyj Class A                                    802                 16,702
Sanoma-WSOY Oyj                                      261                  6,688
Sponda Oyj                                           402                  4,532
Stora Enso Oyj Class R                               802                 12,151
TietoEnator Oyj                                      161                  4,727
UPM-Kymmene Corp.                                    802                 19,039
Wartsila Oyj Class B                                 201                  8,148
YIT Oyj                                              201                  4,652
                                                                   -------------
Total Finland                                                           243,677
--------------------------------------------------------------------------------
France - 16.2%
Accor S.A.                                           537                 36,563
Assurances Generales de France                       256                 32,202
AXA S.A.                                           2,889                106,422
BNP Paribas                                        1,166                125,326
Bouygues S.A.                                        585                 31,257
Carrefour S.A.                                       755                 47,657
Casino Guichard Perrachon S.A.                       392                 31,557
Christian Dior S.A.                                  318                 33,072
Cie de Saint-Gobain S.A.                             467                 33,838
CNP Assurances S.A.                                  318                 30,816
Credit Agricole S.A.                                 849                 37,254
France Telecom S.A.                                7,337                168,224
Gaz de France                                        869                 34,565
Groupe Danone                                        252                 35,338
Lafarge S.A.                                         270                 34,818
Lagardere SCA                                        396                 28,543
L'Air Liquide S.A.                                   160                 32,611
L'Oreal S.A.                                         461                 46,776
LVMH Moet Hennessy Louis Vuitton S.A.                342                 35,200
Natexis Banques Populaires                           122                 33,752
Peugeot S.A.                                         479                 26,983
PPR S.A.                                             258                 38,205
Renault S.A.                                         372                 42,623
Sanofi-Aventis                                     1,051                 93,461
Schneider Electric S.A.                              312                 34,760
Societe Generale                                     567                 90,140

                       See Notes to Financial Statements.


32  WisdomTree Trust International Equity Funds

WisdomTree Europe Total Dividend Fund
September 30, 2006

================================================================================
Investments                                       Shares            U.S. $ Value
--------------------------------------------------------------------------------
Suez S.A.                                          2,045           $     89,839
TOTAL S.A.                                         3,713                243,403
Vallourec S.A.                                       140                 32,614
VINCI S.A.                                           322                 35,813
Vivendi S.A.                                       1,959                 70,551
                                                                   -------------
Total France                                                          1,794,183
--------------------------------------------------------------------------------
Germany - 8.3%
adidas AG                                            322                 15,133
Allianz SE                                           234                 40,455
BASF AG                                              569                 45,517
Bayer AG                                             731                 37,225
Bayerische Motoren Werke AG                          356                 19,049
Beiersdorf AG                                        330                 17,545
Commerzbank AG                                       447                 15,034
Continental AG                                       152                 17,606
DaimlerChrysler AG                                 1,344                 67,096
Deutsche Bank AG                                     346                 41,708
Deutsche Boerse AG                                   120                 18,028
Deutsche Lufthansa AG                                855                 18,098
Deutsche Post AG                                   1,440                 37,759
Deutsche Postbank AG                                 230                 17,437
Deutsche Telekom AG                                8,527                135,452
E.ON AG                                              785                 92,956
Fresenius Medical Care AG & Co. KGaA                 138                 17,908
Hypo Real Estate Holding AG                          256                 15,955
Linde AG                                             194                 18,257
MAN AG                                               230                 19,445
Metro AG                                             272                 15,881
Muenchener Rueckversicherungs AG                     236                 37,282
RWE AG                                               515                 47,460
SAP AG                                                98                 19,416
Siemens AG                                           623                 54,296
ThyssenKrupp AG                                      497                 16,728
Volkswagen AG                                        226                 19,233
                                                                   -------------
Total Germany                                                           917,959
--------------------------------------------------------------------------------
Ireland - 0.8%
Allied Irish Banks PLC                             1,128                 29,964
Anglo Irish Bank Corp. PLC                           276                  4,531
Bank of Ireland                                    1,154                 22,556
C&C Group PLC                                        252                  3,416
CRH PLC                                              284                  9,602
DCC PLC                                               56                  1,401
FBD Holdings PLC                                      30                  1,433
Greencore Group PLC                                  276                  1,365
IAWS Group PLC                                        78                  1,449
Independent News & Media PLC                       1,134                  3,404
Irish Life & Permanent PLC                           288                  7,224
Kerry Group PLC Class A                               64                  1,516
Kingspan Group PLC                                    84                  1,724
McInerney Holdings PLC                                88                  1,424
                                                                   -------------
Total Ireland                                                            91,009
--------------------------------------------------------------------------------
Italy - 9.1%
AEM SpA                                            7,341                 19,807
Alleanza Assicurazioni SpA                         1,506                 17,589
Assicurazioni Generali SpA                           689                 25,747
Autostrade SpA                                       599                 17,748
Banca Carige SpA                                   3,673                 18,704
Banca Fideuram SpA                                 1,632                 10,388
Banca Intesa SpA                                  10,337                 67,960
Banca Lombarda e Piemontese SpA                    1,005                 20,662
Banca Monte dei Paschi di Siena SpA                2,947                 17,844
Banca Popolare di Verona e Novara S.c.r.l.           619                 17,086
Banche Popolari Unite S.c.r.l.                       649                 17,445
Capitalia SpA                                      2,929                 24,228
Enel SpA                                          11,765                107,229
Eni SpA                                            8,345                247,044
Finmeccanica SpA                                     775                 17,288
Ifil Investments SpA                               3,063                 20,681
Luxottica Group SpA                                  671                 19,745
Mediaset SpA                                       1,500                 16,104
Mediobanca SpA                                       859                 18,716
RAS Holding SpA                                      941                 25,700
Sanpaolo IMI SpA                                   1,807                 38,112
Snam Rete Gas SpA                                  3,882                 18,834
Telecom Italia SpA                                30,869                 87,591
Terna SpA                                          6,060                 17,618
UniCredito Italiano SpA                           12,212                101,248
                                                                   -------------
Total Italy                                                           1,011,118
--------------------------------------------------------------------------------
Netherlands - 5.4%
ABN AMRO Holding N.V.                              3,135                 91,339
Aegon N.V.                                         1,955                 36,627
Akzo Nobel N.V.                                      288                 17,723
Corio N.V.                                           146                 10,625
Euronext N.V.                                        330                 32,042
European Aeronautic Defence & Space Co. N.V.         885                 25,426
Heineken Holding N.V.                                240                  9,422
Heineken N.V.                                        218                  9,961
Hunter Douglas N.V.                                  128                  8,967
ING Groep N.V.                                     2,965                130,293
Koninklijke DSM N.V.                                 216                  9,464
Koninklijke Philips Electronics N.V.                 851                 29,828
Mittal Steel Co. N.V.                                278                  9,691
Randstad Holdings N.V.                               150                  8,533
Reed Elsevier N.V.                                   845                 14,076
Rodamco Europe N.V.                                  142                 16,522
Royal KPN N.V.                                     3,841                 48,948

                       See Notes to Financial Statements.


                                 WisdomTree Trust International Equity Funds  33

WisdomTree Europe Total Dividend Fund
September 30, 2006

================================================================================
Investments                                       Shares            U.S. $ Value
--------------------------------------------------------------------------------
TNT N.V.                                             372           $     14,095
Unilever N.V.                                      2,139                 52,566
Vedior N.V.                                          418                  7,821
Wereldhave N.V.                                       90                  9,816
Wolters Kluwer N.V.                                  370                  9,641
                                                                   -------------
Total Netherlands                                                       603,426
--------------------------------------------------------------------------------
Norway - 1.3%
Acta Holding ASA                                   1,003                  4,062
Aker ASA Class A                                      40                  1,896
Aker Yards AS                                         40                  3,068
Aktiv Kapital ASA                                    201                  2,713
DnB NOR ASA                                        2,006                 24,588
Ekornes ASA                                          100                  2,063
Norsk Hydro ASA                                    1,103                 24,662
Norske Skogindustrier ASA                            402                  6,050
Orkla ASA                                            201                  9,574
ProSafe ASA                                           40                  2,455
Schibsted ASA                                        100                  3,007
Statoil ASA                                        1,505                 35,613
Storebrand ASA                                       603                  6,374
Telenor ASA                                        1,204                 15,718
Tomra Systems ASA                                    402                  2,454
Yara International ASA                               201                  3,053
                                                                   -------------
Total Norway                                                            147,350
--------------------------------------------------------------------------------
Portugal - 0.9%
Banco BPI, S.A.                                      567                  4,223
Banco Comercial Portugues S.A. Class R             4,024                 12,489
Banco Espirito Santo, S.A.                           595                  9,082
Brisa-Auto-estradas de Portugal S.A.                 631                  6,986
CIMPOR-Cimentos de Portugal SGPS, S.A.               813                  5,819
EDP-Energias de Portugal, S.A.                     4,579                 19,838
Jeronimo Martins, SGPS, S.A.                         140                  2,497
Portucel-Empresa Produtora De Pasta E
  Papel, S.A.                                        671                  1,844
Portugal Telecom, SGPS, S.A.                       2,031                 25,342
PT Multimedia-Servicos de Telecomunicacoes
  e Multimedia, SGPS, S.A.                           344                  4,162
SAG Gest-Solucoes Automovel Globais, SGPS, S.A.      681                  1,467
Semapa-Sociedade de Investimento e Gestao,
  SGPS, S.A.                                         218                  2,237
Sonae SGPS, S.A.                                   1,403                  2,435
                                                                   -------------
Total Portugal                                                           98,421
--------------------------------------------------------------------------------
Spain - 6.9%
Abertis Infraestructuras S.A. (a)                    517                 13,557
Acciona, S.A.                                         74                 11,249
ACS, Actividades Construccion y Servicios, S.A.      280                 13,265
Altadis, S.A.                                        246                 11,667
Antena 3 de Television, S.A.                         465                  9,501
Banco Bilbao Vizcaya Argentaria Chile, S.A.        3,904                 90,253
Banco Popular Espanol, S.A.                        1,378                 22,570
Banco Sabadell S.A.                                  312                 11,201
Banco Santander Central Hispano S.A.               8,104                128,014
Bankinter, S.A.                                      166                 11,776
Cia Espanola De Petroleos, S.A. (a)                  222                 16,606
Enagas                                               523                 12,661
Endesa S.A.                                        1,112                 47,259
Fomento de Construcciones y Contratas S.A.           152                 12,130
Gas Natural SDG, S.A.                                519                 18,901
Gestevision Telecinco S.A.                           561                 14,284
Grupo Ferrovial S.A. (a)                             156                 12,529
Iberdrola, S.A.                                    1,053                 47,086
Inditex S.A.                                         282                 13,132
Metrovacesa, S.A. (a)                                112                 13,500
Repsol YPF, S.A.                                   1,170                 34,785
Telefonica S.A.                                   10,616                183,831
Union Fenosa S.A.                                    276                 14,083
                                                                   -------------
Total Spain                                                             763,840
--------------------------------------------------------------------------------
Sweden - 4.1%
AB Volvo Class A                                     201                 12,452
AB Volvo Class B                                     402                 23,944
Alfa Laval AB                                        201                  6,747
Assa Abloy AB Class B                                402                  7,474
Atlas Copco AB Class A                               402                 10,559
Atlas Copco AB Class B                               402                 10,066
Electrolux AB Series B                               603                  9,791
Eniro AB                                             603                  7,405
H&M Hennes & Mauritz AB Class B                      902                 37,724
Hexagon AB Class B                                   201                  6,939
Industrivarden AB Class A                            201                  6,075
Investment AB Kinnevik Class B                       603                  7,117
Investor AB Class A                                  402                  8,338
Investor AB Class B                                  402                  8,365
L E Lundbergforetagen AB Class B                     100                  5,137
Nordea Bank AB                                     4,012                 52,555
Sandvik AB                                         1,204                 13,800
Scania AB Class A                                    201                 12,479
Scania AB Class B                                    201                 11,986
Securitas AB Class B                                 402                  5,047
Securitas Direct AB Class B*                         402                  1,009
Securitas Systems AB Class B*                        402                  1,508
Skandinaviska Enskilda Banken AB                     802                 21,559
Skanska AB Class B                                   402                  6,802
SKF AB Class B                                       402                  5,883
SSAB Svenskt Stal AB Series A                        703                 13,094
Svenska Cellulosa Aktiebolaget SCA Class B           201                  9,215
Svenska Handelsbanken AB Class A                     802                 21,668

                       See Notes to Financial Statements.


34  WisdomTree Trust International Equity Funds

Schedule of Investments (unaudited) (concluded)
WisdomTree Europe Total Dividend Fund
September 30, 2006

================================================================================
Investments                                       Shares            U.S. $ Value
--------------------------------------------------------------------------------
Swedbank AB                                          802           $     23,802
Swedish Match AB                                     402                  6,541
Telefonaktiebolaget LM Ericsson Class A            2,006                  6,966
Telefonaktiebolaget LM Ericsson Class B           10,030                 34,763
TeliaSonera AB                                     5,015                 32,163
                                                                   -------------
Total Sweden                                                            448,973
--------------------------------------------------------------------------------
Switzerland - 5.3%
Adecco S.A.                                          162                  9,748
Ciba Specialty Chemicals Holding Inc.                170                 10,236
Credit Suisse Group                                1,254                 72,353
Givaudan S.A.                                         12                  9,579
Holcim Ltd.                                          142                 11,573
Julius Baer Holding Ltd.                             118                 11,753
Kuehne + Nagel International AG                      134                  9,244
Nestle S.A.                                          362                125,867
Novartis AG                                        1,646                 95,824
Roche Holding AG                                     330                 56,897
Serono S.A.                                           14                 12,058
Swiss Reinsurance Co.                                358                 27,322
Swisscom AG                                           88                 29,212
UBS AG                                             1,783                106,359
                                                                   -------------
Total Switzerland                                                       588,025
--------------------------------------------------------------------------------
United Kingdom - 34.5%
Anglo American PLC                                 1,859                 77,541
AstraZeneca PLC                                    1,540                 96,022
Aviva PLC                                          4,803                 70,249
BAE SYSTEMS PLC                                    9,663                 71,342
Barclays PLC                                      11,108                139,850
BG Group PLC                                       5,068                 61,439
BHP Billiton PLC                                   3,661                 63,052
BP PLC                                            25,481                277,015
British American Tobacco PLC                       2,927                 78,951
British Sky Broadcasting PLC                       6,128                 62,500
BT Group PLC                                      15,939                 79,792
Centrica PLC                                      12,282                 74,619
Diageo PLC                                         3,873                 68,258
GlaxoSmithKline PLC                                6,727                178,684
GUS PLC                                            3,869                 69,814
HBOS PLC                                           6,053                119,512
HSBC Holdings PLC                                 18,707                340,528
Land Securities Group PLC                          1,995                 73,339
Lloyds TSB Group PLC                              15,152                152,697
Marks & Spencer Group PLC                          6,362                 76,353
National Grid PLC                                  5,759                 71,807
Nichols PLC                                           64                    299
Old Mutual PLC                                    22,322                 69,841
Prudential PLC                                     6,202                 76,867
Reckitt Benckiser PLC                              1,749                 72,332
Reed Elsevier PLC                                  6,458                 71,475
Rio Tinto PLC                                      1,330                 62,780
Royal Bank of Scotland Group (The) PLC             4,483                153,999
Royal Dutch Shell PLC Class A                      5,044                166,015
Royal Dutch Shell PLC Class B                      3,538                119,818
SABMiller PLC                                      3,697                 68,920
Sage Group PLC                                    16,048                 75,317
Scottish & Southern Energy PLC                     3,043                 74,917
Standard Chartered PLC                             2,764                 70,630
Tesco PLC                                         10,462                 70,353
Unilever PLC                                       2,985                 73,434
Vodafone Group PLC                                74,661                170,494
Wolseley PLC                                       3,109                 65,391
WPP Group PLC                                      5,376                 66,479
                                                                   -------------
Total United Kingdom                                                  3,832,725
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $10,241,442)                                                  10,973,831
================================================================================
RIGHTS* - 0.0%
United Kingdom - 0.0%
Experian Group Npv, expiring on 10/05/06
(Cost: $0)                                         3,869                     --
                                                                   -------------
TOTAL LONG-TERM INVESTMENTS
(Cost: $10,241,442)                                                  10,973,831
================================================================================
SHORT-TERM INVESTMENT - 0.9%
MONEY MARKET FUND - 0.9%
United States - 0.9%
Columbia Cash Reserves Fund, 4.92% (b)
(Cost: $99,387)                                   99,387                 99,387
================================================================================
INVESTMENT OF CASH COLLATERAL FOR
SECURITIES LOANED - 0.2%
MONEY MARKET FUND (c) - 0.2%
UBS Private Money Market Fund LLC, 5.23%
(Cost: $25,717) (d)                               25,717                 25,717
================================================================================
TOTAL INVESTMENTS IN SECURITIES - 100.0%
(Cost: $10,366,546) (e)                                              11,098,935
Foreign Cash and Other Assets in Excess
of Liabilities - 0.0%                                                     1,126
                                                                   -------------
NET ASSETS - 100.0%                                                $ 11,100,061
================================================================================

*     Non-income producing security.
(a)   Security, or portion thereof, was on loan at September 30, 2006 (See Note
      2).
(b)   Rate shown represents annualized 7-day yield as of September 30, 2006.
(c)   Interest rates shown reflect yields as of September 30, 2006.
(d) At September 30, 2006, the total market value of the Fund's securities on loan was $24,476 and the total market value of the collateral held by the Fund was $25,717.
(e) Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

                       See Notes to Financial Statements.


                                 WisdomTree Trust International Equity Funds  35

Schedule of Investments (unaudited)
WisdomTree Europe High-Yielding Equity Fund
September 30, 2006

================================================================================
Investments                                       Shares            U.S. $ Value
--------------------------------------------------------------------------------
COMMON STOCKS - 99.4%
Austria - 0.0%
BOEHLER-UDDEHOLM AG                                  180           $     10,115
--------------------------------------------------------------------------------
Belgium - 3.6%
Almancora SCA                                        511                 66,026
Belgacom S.A.                                      2,936                114,328
Compagnie Maritime Belge S.A.                        700                 23,835
Dexia N.V.                                         4,468                115,630
Euronav N.V.                                         572                 18,542
Fortis N.V.                                        9,804                397,539
Gimv N.V.                                            204                 12,184
Mobistar S.A.                                        340                 28,124
Tessenderlo Chemie N.V.                              320                 12,136
                                                                   -------------
Total Belgium                                                           788,344
--------------------------------------------------------------------------------
Denmark - 0.9%
A/S Dampskibsselskabet TORM                          901                 46,528
Danske Bank A/S                                    3,708                145,658
                                                                   -------------
Total Denmark                                                           192,186
--------------------------------------------------------------------------------
Finland - 2.5%
Elisa Oyj Class A                                  1,002                 22,086
Fiskars Oyj Abp Class A                              601                  7,956
Fortum Oyj                                         7,217                192,076
Kesko Oyj Class B                                    401                 16,844
OKO Bank PLC Class A                               1,203                 19,171
Oriola-KD Oyj*                                       303                    925
Orion Oyj Class B*                                   401                  7,619
Poyry Oyj                                            802                  9,733
Rautaruukki Oyj                                    1,203                 34,516
Sampo Oyj Class A                                  2,806                 58,436
Sanoma-WSOY Oyj                                    1,002                 25,678
Sponda Oyj                                           802                  9,042
Stora Enso Oyj Class R                             3,207                 48,587
TietoEnator Oyj                                      401                 11,775
UPM-Kymmene Corp.                                  3,207                 76,131
Uponor Corp.                                         401                 10,860
                                                                   -------------
Total Finland                                                           551,435
--------------------------------------------------------------------------------
France - 9.8%
Assurances Generales de France                       912                114,719
BNP Paribas                                        4,428                475,938
Casino Guichard Perrachon S.A.                       604                 48,623
Euler Hermes S.A.                                    340                 40,442
France Telecom S.A.                               27,904                639,788
Gecina S.A.                                          428                 57,036
M6, Metropole Television                           1,136                 34,824
PagesJaunes Groupe S.A.                            2,556                 72,527
Rallye S.A.                                          792                 37,422
Societe Generale                                   2,148                341,483
Unibail                                              252                 52,895
Vivendi S.A.                                       7,452                268,374
                                                                   -------------
Total France                                                          2,184,071
--------------------------------------------------------------------------------
Germany - 4.2%
AWD Holding AG                                     1,537                 55,470
DaimlerChrysler AG                                 5,108                255,005
Deutsche Lufthansa AG                              2,268                 48,008
Deutsche Telekom AG                               32,540                516,899
Norddeutsche Affinerie AG                            668                 16,078
TUI AG                                             1,648                 33,986
                                                                   -------------
Total Germany                                                           925,446
--------------------------------------------------------------------------------
Ireland - 0.6%
Allied Irish Banks PLC                             4,319                114,729
Fyffes PLC                                         2,452                  4,752
Independent News & Media PLC                       4,308                 12,933
                                                                   -------------
Total Ireland                                                           132,414
--------------------------------------------------------------------------------
Italy - 13.9%
AEM SpA                                           22,259                 60,059
Alleanza Assicurazioni SpA                         4,560                 53,258
Arnoldo Mondadori Editore SpA                      5,776                 53,449
Banca Fideuram SpA                                 7,422                 47,244
Banca Intesa SpA                                  39,323                258,526
Banche Popolari Unite S.c.r.l.                     1,972                 53,008
Enel SpA                                          44,742                407,791
Eni SpA                                           31,746                939,807
Mediaset SpA                                       5,440                 58,402
RAS Holding SpA                                    3,580                 97,774
Sanpaolo IMI SpA                                   6,864                144,771
Snam Rete Gas SpA                                 14,768                 71,649
Telecom Italia SpA                               117,421                333,184
Terna SpA                                         18,372                 53,411
Toro Assicurazioni SpA                             2,636                 70,089
UniCredito Italiano SpA                           46,457                385,169
                                                                   -------------
Total Italy                                                           3,087,591
--------------------------------------------------------------------------------
Netherlands - 7.0%
ABN AMRO Holding N.V.                             11,948                348,108
Aegon N.V.                                         7,436                139,315
Corio N.V.                                           484                 35,223
Eurocommercial Properties N.V.                       640                 30,199
Heijmans N.V.                                        500                 23,011
ING Groep N.V.                                    11,274                495,420
Rodamco Europe N.V. (a)                              536                 62,364
Royal KPN N.V.                                    14,620                186,310
Unilever N.V.                                      8,136                199,942
Wereldhave N.V.                                      252                 27,485
                                                                   -------------
Total Netherlands                                                     1,547,377
--------------------------------------------------------------------------------

                       See Notes to Financial Statements.


36  WisdomTree Trust International Equity Funds

WisdomTree Europe High-Yielding Equity Fund
September 30, 2006

================================================================================
Investments                                       Shares            U.S. $ Value
--------------------------------------------------------------------------------
Norway - 1.0%
ABG Sundal Collier ASA                             4,009           $     17,103
Acta Holding ASA                                   4,009                 16,236
Aker Yards AS                                         80                  6,136
Aktiv Kapital ASA                                  2,100                 28,349
Camillo Eitzen & Co. AS                              411                  4,603
DnB NOR ASA                                        7,617                 93,363
Ekornes ASA                                          401                  8,274
Norske Skogindustrier ASA                          1,604                 24,139
Sparebanken Midt-Norge                               401                  4,783
Storebrand ASA                                     2,005                 21,192
Veidekke ASA                                         200                  6,290
                                                                   -------------
Total Norway                                                            220,468
--------------------------------------------------------------------------------
Portugal - 0.9%
CIMPOR-Cimentos de Portugal SGPS, S.A.             3,100                 22,187
EDP-Energias de Portugal S.A.                     17,556                 76,058
Portugal Telecom, SGPS, S.A.                       7,787                 97,162
SAG Gest-Solucoes Automovel Globais,
  SGPS, S.A.                                       1,664                  3,583
Semapa-Sociedade de Investimento e Gestao,
  SGPS, S.A.                                         824                  8,455
                                                                   -------------
Total Portugal                                                          207,445
--------------------------------------------------------------------------------
Spain - 5.6%
Antena 3 de Television, S.A.                       1,248                 25,500
Banco Santander Central Hispano S.A.              31,049                490,461
Endesa S.A.                                        4,232                179,858
Gas Natural SDG, S.A.                              1,964                 71,527
Gestevision Telecinco S.A.                         2,128                 54,182
Iberdrola, S.A.                                    4,008                179,223
Telefonica S.A.                                   13,842                239,695
                                                                   -------------
Total Spain                                                           1,240,446
--------------------------------------------------------------------------------
Sweden - 3.7%
AB Industrivarden Class C                            401                 11,545
AB Volvo Class A                                     802                 49,684
Axfood AB                                            401                 12,175
Castellum AB                                       1,203                 13,543
Electrolux AB Series B                             1,604                 26,046
Fabege AB                                            802                 17,728
H&M Hennes & Mauritz AB Class B                    3,608                150,896
Holmen AB Class B                                    401                 16,744
Kungsleden AB                                      1,203                 13,707
Nordea Bank AB                                    14,332                187,741
Ratos AB Class B                                     802                 15,075
Scania AB Class A                                    802                 49,793
Skanska AB Class B                                 2,406                140,710
Svenska Cellulosa Aktiebolaget SCA Class B           802                 36,770
Svenska Handelsbanken AB Class A                   3,207                186,646
Swedbank AB                                        2,806                 83,278
                                                                   -------------
Total Sweden                                                            812,081
--------------------------------------------------------------------------------
Switzerland - 0.7%
Ciba Specialty Chemicals Holding Inc.                396                 23,843
EMS-Chemie Holding AG                                100                 11,555
Swisscom AG                                          367                121,826
                                                                   -------------
Total Switzerland                                                       157,224
--------------------------------------------------------------------------------
United Kingdom - 45.0%
Alliance & Leicester PLC                           7,608                154,335
Aviva PLC                                         13,240                193,649
Barclays PLC                                      42,254                531,977
BP PLC                                            96,912              1,053,575
British American Tobacco PLC                      11,134                300,320
BT Group PLC                                      60,638                303,560
Centrica PLC                                      31,562                191,755
Compass Group PLC                                 37,915                189,984
Diageo PLC                                        14,744                259,850
Gallaher Group PLC                                10,834                176,875
GUS PLC                                            9,948                179,506
Hanson PLC                                        13,176                190,375
HBOS PLC                                          23,023                454,572
HSBC Holdings PLC                                 71,159              1,295,319
Imperial Tobacco Group PLC                         5,356                178,084
Kingfisher PLC                                    39,935                182,948
Legal & General Group PLC                         72,481                192,932
Lloyds TSB Group PLC                              57,614                580,611
National Grid PLC                                 18,188                226,778
Old Mutual PLC                                    57,366                179,488
Pearson PLC                                       12,332                175,186
Rentokil Initial PLC                              61,911                169,422
Royal Bank of Scotland Group (The) PLC            17,060                586,039
Royal Dutch Shell PLC Class A                     19,184                631,409
Scottish & Southern Energy PLC                     7,812                192,328
Scottish Power PLC                                15,724                191,356
Smiths Group PLC                                  10,444                174,896
Unilever PLC                                       7,660                188,443
Vodafone Group PLC                               283,979                648,485
                                                                   -------------
Total United Kingdom                                                  9,974,057
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $21,138,826)                                                  22,030,700
================================================================================

                       See Notes to Financial Statements.


                                 WisdomTree Trust International Equity Funds  37

Schedule of Investments (unaudited) (concluded)
WisdomTree Europe High-Yielding Equity Fund
September 30, 2006

================================================================================
Investments                                       Shares            U.S. $ Value
--------------------------------------------------------------------------------
RIGHTS* - 0.0%
United Kingdom - 0.0%
Experian Group Npv, expiring on 10/05/06
(Cost: $0)                                         4,974           $         --
                                                                   -------------
TOTAL LONG-TERM INVESTMENTS
(Cost: $21,138,826)                                                  22,030,700
================================================================================
SHORT-TERM INVESTMENT - 0.4%
MONEY MARKET FUND - 0.4%
United States - 0.4%
Columbia Cash Reserves Fund, 4.92% (b)
(Cost: $95,561)                                   95,561                 95,561
================================================================================
INVESTMENT OF CASH COLLATERAL FOR
SECURITIES LOANED  - 0.2%
MONEY MARKET FUND (c)  -  0.2%
UBS Private Money Market Fund LLC, 5.23%
(Cost: $48,420) (d)                               48,420                 48,420
================================================================================
TOTAL INVESTMENTS IN SECURITIES - 100.0%
(Cost: $21,282,807) (e)                                              22,174,681
Liabilities in Excess of Foreign Cash
and Other Assets - (0.0)%                                                (4,669)
                                                                   -------------
NET ASSETS - 100.0%                                                $ 22,170,012
================================================================================

*     Non-income producing security.
(a)   Security, or portion thereof, was on loan at September 30, 2006 (See Note
      2).
(b)   Rate shown represents annualized 7-day yield as of September 30, 2006.
(c)   Interest rates shown reflect yields as of September 30, 2006.
(d) At September 30, 2006, the total market value of the Fund's securities on loan was $46,110 and the total market value of the collateral held by the Fund was $48,420.
(e) Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

                       See Notes to Financial Statements.

38  WisdomTree Trust International Equity Funds

Schedule of Investments (unaudited)
WisdomTree Europe SmallCap Dividend Fund
September 30, 2006

================================================================================
Investments                                       Shares            U.S. $ Value
--------------------------------------------------------------------------------
COMMON STOCKS - 99.2%
Austria - 0.8%
AT&S Austria Technologie & Systemtechnik AG        1,141           $     28,907
Flughafen Wien AG                                  1,641                135,762
Schoeller-Bleckmann Oilfield Equipment AG            390                 14,984
Semperit AG Holding                                1,466                 46,742
                                                                   -------------
Total Austria                                                           226,395
--------------------------------------------------------------------------------
Belgium - 4.9%
Barco N.V.                                           881                 80,520
Compagnie Maritime Belge S.A.                     12,672                431,486
Cumerio N.V.                                       2,197                 45,865
Econocom Group S.A./N.V.                           1,616                 11,709
Euronav N.V.                                      10,350                335,507
EVS Broadcast Equipment S.A.                         936                 52,051
Gimv N.V.                                          3,756                224,336
Melexis N.V.                                       3,818                 64,422
Tessenderlo Chemie N.V.                            3,069                116,396
                                                                   -------------
Total Belgium                                                         1,362,292
--------------------------------------------------------------------------------
Denmark - 2.4%
A/S Dampskibsselskabet TORM                        8,077                417,097
Amagerbanken A/S                                     380                 24,271
Auriga Industries A/S Class B (a)                  1,011                 27,134
Bang & Olufsen A/S Class B                           505                 54,130
NKT Holding A/S                                    1,261                 95,107
Spar Nord Bank A/S                                 2,017                 43,856
                                                                   -------------
Total Denmark                                                           661,595
--------------------------------------------------------------------------------
Finland - 5.2%
Amer Sports Oyj                                    5,300                118,834
Aspo Oyj                                           3,788                 30,134
CapMan Oyj Class B                                 5,049                 17,589
Citycon Oyj                                       15,143                 79,607
Comptel PLC                                        5,680                 10,937
Elcoteq SE                                         2,017                 28,080
Elektrobit Group Oyj                               9,593                 25,154
Finnair Oyj                                        5,049                 82,442
Finnlines Oyj                                      2,017                 40,881
Fiskars Oyj Abp Class A                            5,805                 76,844
Hk-Ruokatalo Oyj Class A                           2,017                 27,850
KCI Konecranes PLC                                 2,522                 47,825
Kemira GrowHow Oyj                                 9,088                 63,547
Kyro Oyj Abp                                       4,038                 20,307
Lassila & Tikanoja Oyj                             2,522                 49,966
M-real Oyj Class B                                20,192                102,057
Perlos Oyj                                         1,767                  9,692
PKC Group Oyj                                      1,516                 19,588
Ponsse Oyj                                         2,222                 36,310
Poyry Oyj                                          5,555                 67,412
Raisio PLC Class V                                10,094                 18,668
Rakentajain Konevuokraam Class B                   1,516                 25,637
Ramirent Oyj                                       1,011                 43,556
Rapala VMC Oyj                                     1,516                 11,330
Scanfil Oyj                                        4,544                 16,290
Sponda Oyj                                        12,115                136,585
Stockmann Oyj Abp Class B                          2,422                101,645
Talentum Oyj                                       9,593                 43,625
Technopolis PLC                                    2,017                 15,969
Vacon PLC                                          1,405                 44,744
Vaisala Oyj Class A                                1,011                 35,219
                                                                   -------------
Total Finland                                                         1,448,324
--------------------------------------------------------------------------------
France - 2.8%
Acanthe Developpement S.A.                        17,464                 72,783
Alain Afflelou S.A.                                1,031                 45,436
Assystem                                             886                 19,248
Bacou Dalloz                                         160                 18,738
Canal Plus S.A.                                   12,106                122,375
CFF RECYCLING                                        966                 31,632
FONCIA Groupe                                      1,016                 47,594
Groupe Steria SCA                                    345                 18,355
Haulotte Group                                       505                 13,056
Ingenico                                             656                 14,251
Kaufman & Broad S.A.                               1,006                 59,576
Lectra                                             2,672                 15,976
Manitou BF S.A.                                    2,494                109,690
Oberthur Card Systems S.A.                         5,275                 31,540
Provimi S.A.                                         651                 24,204
Rodriguez Group                                      465                 22,684
Ste Industrielle d'Aviation Latecoere S.A.           821                 27,342
Trigano S.A.                                         841                 37,862
Viel et Compagnie                                  6,421                 36,927
                                                                   -------------
Total France                                                            769,269
--------------------------------------------------------------------------------
Germany - 5.8%
AWD Holding AG                                     4,224                152,443
Balda AG                                           2,057                 16,494
BayWa AG                                             991                 26,864
Bechtle AG                                         1,196                 25,453
Comdirect Bank AG (a)                              9,693                103,754
Curanum AG                                         1,256                 12,219
DAB Bank AG                                        4,519                 42,189
Deutsche Beteiligungs AG                           2,203                 49,422
Deutsche Euroshop AG                               1,536                106,373
ElringKlinger AG                                     966                 49,559
Gerry Weber International AG                       1,086                 23,112
Grammer AG                                         1,201                 32,283
H&R WASAG AG                                         651                 36,532
IDS Scheer AG                                        841                 17,951

                       See Notes to Financial Statements.

                                 WisdomTree Trust International Equity Funds  39

WisdomTree Europe SmallCap Dividend Fund
September 30, 2006

================================================================================
Investments                                       Shares            U.S. $ Value
--------------------------------------------------------------------------------
Indus Holding AG                                   1,857           $     66,148
Kloeckner-Werke AG                                10,192                148,602
Krones AG                                            335                 44,168
Leoni AG                                           1,406                 48,979
Medion AG                                          2,112                 23,436
MPC Muenchmeyer Petersen Capital AG                1,757                146,116
MVV Energie AG                                     4,393                129,271
Norddeutsche Affinerie AG                          4,449                107,080
Sixt AG (a)                                          565                 26,052
Software AG                                        1,326                 81,096
Takkt AG                                           2,152                 31,077
Vossloh AG                                         1,111                 65,400
                                                                   -------------
Total Germany                                                         1,612,073
--------------------------------------------------------------------------------
Ireland - 1.2%
Abbey PLC                                          2,297                 27,375
Fyffes PLC                                        43,838                 84,964
Glanbia PLC                                       16,870                 57,325
Greencore Group PLC                               15,839                 78,350
McInerney Holdings PLC                             1,556                 25,185
Paddy Power PLC                                    1,822                 34,089
United Drug PLC                                    7,772                 34,516
                                                                   -------------
Total Ireland                                                           341,804
--------------------------------------------------------------------------------
Italy - 6.7%
Aedes SPA                                          7,607                 49,530
AEM Torino SpA                                    21,098                 61,269
Amga SpA                                          15,218                 36,801
Astaldi SpA                                        3,618                 24,932
Azimut Holding SpA                                 2,062                 23,508
Banca IFIS SpA                                     1,316                 17,837
Banca Intermobiliare SpA                          11,029                116,518
Banca Popolare dell'Etruria e del Lazio            1,967                 38,970
Banca Popolare di Intra Scarl                      1,696                 30,443
Banca Profilo SpA                                 18,726                 54,796
Banco di Desio e della Brianza SpA                 3,618                 30,798
Brembo SpA                                         4,564                 48,506
Caltagirone Editore SpA                            8,707                 72,906
Caltagirone SpA                                    1,787                 18,868
Cam Finanziara SpA                                14,147                 24,999
Cementir SpA                                       5,585                 43,121
COFIDE - Compagnia Finanziaria De
  Benedeth SpA                                    24,411                 32,160
Credito Artigiano SpA                             12,991                 56,980
Cremonini SpA                                     36,667                102,766
Ergo Previdenza SpA                                7,727                 45,319
Fiera Milano SpA                                   2,777                 31,889
Gewiss SpA                                         3,598                 27,347
GranitiFiandre SpA                                 1,246                 11,348
IMMSI SpA (a)                                      8,918                 23,385
Indesit Co. SpA                                    9,453                103,760
Industria Macchine Automatiche SpA                 3,238                 45,734
Interpump Group SpA                                4,379                 38,885
Isagro SpA                                         1,251                 12,519
Marzotto SpA                                       4,249                 19,632
Mirato SpA                                         1,261                 13,905
Mittel SpA                                         3,923                 27,009
Monrif SpA                                         9,493                 13,348
Navigazione Montanari SpA                          6,370                 27,698
Permasteelisa SpA                                  1,376                 23,705
Piccolo Credito Valtellinese Scarl                 7,962                116,593
Premafin Finanziaria SpA                          17,559                 52,271
Premuda SpA                                       13,902                 26,028
Recordati SpA                                     10,775                 75,344
Societa Iniziative Autostradali e Servizi SpA     12,010                157,919
Sogefi SpA                                         8,342                 58,648
Sol SpA                                            3,203                 18,502
Vittoria Assicurazioni SpA                         1,046                 15,609
                                                                   -------------
Total Italy                                                           1,872,105
--------------------------------------------------------------------------------
Netherlands - 5.4%
Arcadis N.V.                                         636                 27,924
Beter BED Holdings N.V.                            1,802                 34,742
Binck N.V.                                         2,977                 43,292
Eurocommercial Properties N.V.                     4,604                217,246
Getronics N.V.                                     2,557                 17,232
Heijmans N.V.                                      2,122                 97,657
Imtech N.V.                                        1,797                 94,127
Koninklijke Wessanen N.V.                         10,122                140,017
Macintosh Retail Group N.V.                        1,266                 38,168
Nieuwe Steen Investments N.V.                      5,975                156,826
OCE N.V.                                           9,924                159,152
Smit Internationale N.V.                             776                 62,470
Telegraaf Media Groep N.V.                         2,557                 60,733
Ten Cate N.V.                                      1,371                 33,206
Univar N.V.                                        1,471                 61,585
Van der Moolen Holding N.V. (a)                    2,307                 15,021
Vastned Offices                                    2,993                105,780
Vastned Retail N.V.                                1,666                136,543
Wegener N.V.                                       1,091                 13,544
                                                                   -------------
Total Netherlands                                                     1,515,265
--------------------------------------------------------------------------------
Norway - 3.9%
ABG Sundal Collier ASA                            75,720                134,164
Acta Holding ASA                                  55,528                224,884
Aker Yards AS                                      2,057                157,778
Aktiv Kapital ASA                                  4,038                 54,512
Camillo Eitzen & Co. AS                            4,444                 49,767
EDB Business Partner ASA                           2,017                 15,935
Ekornes ASA                                        5,555                114,617

                       See Notes to Financial Statements.

40  WisdomTree Trust International Equity Funds

WisdomTree Europe SmallCap Dividend Fund
September 30, 2006

================================================================================
Investments                                       Shares            U.S. $ Value
--------------------------------------------------------------------------------
Expert ASA                                         2,017           $     23,516
Hafslund ASA Class B                               2,522                 44,105
Leroy Seafood Group ASA                              505                  8,018
P4 Radio Hele Norge ASA                            2,522                 10,833
Solstad Offshore ASA                               1,705                 30,210
Sparebanken Midt-Norge                             9,388                111,974
Tomra Systems ASA (a)                              3,028                 18,488
Veidekke ASA                                       3,028                 95,225
                                                                   -------------
Total Norway                                                          1,094,026
--------------------------------------------------------------------------------
Portugal - 1.2%
Corticeira Amorim S.A.                             8,607                 21,043
Finibanco Holding SGPS S.A.                        6,075                 22,240
Mota-Engil, SGPS, S.A.                            11,495                 64,652
SAG Gest-Solucoes Automovel Globais,
  SGPS, S.A.                                      29,766                 64,100
Semapa-Sociedade de Investimento e
  Gestao, SGPS, S.A.                              14,763                151,478
                                                                   -------------
Total Portugal                                                          323,513
--------------------------------------------------------------------------------
Spain - 1.7%
Campofrio Alimentacion S.A.                        4,839                 89,189
Dinamia Capital Privado S.C.R., S.A.                 836                 25,427
Europistas, Concesionaria Espanola S.A.            7,421                 64,488
Faes Farma S.A. (a)                                1,847                 51,637
Grupo Duro Felguera S.A.                           2,943                 17,671
Grupo Empresarial Ence S.A.                        1,721                 85,699
Miquel y Costas & Miquel, S.A.                       460                 13,839
Prosegur Cia de Seguridad S.A.                     2,412                 72,352
Tubacex S.A.                                       2,657                 14,877
Tubos Reunidos, S.A.                               1,456                 29,566
                                                                   -------------
Total Spain                                                             464,745
--------------------------------------------------------------------------------
Sweden - 10.3%
AB Industrivarden Class C                          5,049                145,368
AddTech AB Class B                                 2,017                 29,174
Avanza AB                                          4,311                 74,707
Axfood AB                                          6,055                183,834
Bergman & Beving AB Class B                        1,011                 20,693
Bilia AB Class A                                   4,038                 53,722
Billerud AB                                        4,038                 61,436
Brostrom AB Class B (a)                            4,038                 82,925
Cardo AB                                           2,522                 77,258
Castellum AB                                      16,154                181,851
Clas Ohlson AB Class B                             2,522                 51,534
Concordia Maritime AB Class B                      2,017                 13,073
D Carnegie AB                                     11,105                234,115
Fabege AB                                         13,126                290,155
Gunnebo AB                                         2,017                 19,679
Haldex AB                                          1,011                 19,451
HIQ International AB                               7,066                 35,482
Hoganas AB Class B                                 4,038                106,893
Hufvudstaden AB Class A                           12,621                106,774
Intrum Justitia AB                                 6,055                 59,488
Invik & Co. AB                                     1,011                 17,141
JM AB                                              4,043                 71,029
Klovern AB                                        12,621                 39,610
Kungsleden AB                                     16,154                184,055
Munters AB                                         1,261                 48,867
NCC AB Class B                                     4,544                 97,656
Nibe Industrier AB Class B                         2,022                 26,763
Nolato AB Class B                                  2,017                 19,128
Novestra AB                                        7,572                 20,664
ORC Software AB                                    2,017                 18,853
Oresund Investment AB                              5,555                102,708
Peab AB                                            5,049                 82,329
Q-Med AB                                           2,017                 28,761
SkiStar AB                                         3,028                 53,817
SSAB Svenskt Stal AB Series B                      4,549                 80,694
Svenska Handelsbanken Class B                      1,516                 41,372
Wallenstam Byggnads AB Class B                     3,028                 44,830
WM-data AB Class B                                15,143                 52,691
                                                                   -------------
Total Sweden                                                          2,878,580
--------------------------------------------------------------------------------
Switzerland - 0.3%
Ascom Holding AG                                   1,356                 15,464
Kudelski S.A.                                      1,156                 34,110
Swiss Steel AG                                       500                 29,048
                                                                   -------------
Total Switzerland                                                        78,622
--------------------------------------------------------------------------------
United Kingdom - 46.6%
Abacus Group PLC                                   8,527                 26,520
Abbot Group PLC                                    8,207                 43,116
Aero Inventory PLC                                 3,533                 25,639
Aga Foodservice Group PLC                          7,777                 55,348
Aggreko PLC                                       16,649                104,183
Alba PLC                                           5,940                 27,878
Alexon Group PLC                                   6,310                 14,822
Alfred McAlpine PLC                                7,732                 72,359
Alphameric PLC                                    10,374                 13,758
Amstrad PLC                                        8,362                 28,740
Anglo Pacific Group PLC                            8,272                 21,980
Arla Foods UK PLC                                 43,307                 44,088
Atkins WS PLC                                      4,309                 70,348
Atrium Underwriting PLC                            6,631                 26,197
Babcock International Group PLC                    8,137                 53,008
Beazley Group PLC                                 38,043                 80,656
Bespak PLC                                         2,362                 27,134
Big Yellow Group PLC                               2,332                 21,268
Blacks Leisure Group PLC                           2,102                 15,784
Bodycote International PLC                        20,618                 91,469

                       See Notes to Financial Statements.

                                 WisdomTree Trust International Equity Funds  41

WisdomTree Europe SmallCap Dividend Fund
September 30, 2006

================================================================================
Investments                                       Shares            U.S. $ Value
--------------------------------------------------------------------------------
Bovis Homes Group PLC                              9,043           $    156,503
BPP Holdings PLC                                   4,509                 37,080
Brewin Dolphin Holdings PLC                       15,068                 46,371
Brit Insurance Holdings PLC                       62,834                354,461
British Polythene Industries                       2,647                 20,544
BSS Group PLC                                      4,254                 28,448
Business Post Group PLC                            7,922                 61,855
Capital & Regional PLC                             3,178                 70,405
Carillion PLC                                     18,381                125,665
Carpetright PLC                                    6,886                148,564
Castings PLC                                       3,963                 19,821
Centaur Media PLC                                  6,901                 16,887
Charles Taylor Consulting PLC                      2,642                 19,864
Chaucer Holdings PLC                              38,468                 52,455
Chemring Group PLC                                   896                 25,105
Chesnara PLC                                      21,228                 70,483
Chloride Group PLC                                13,136                 31,776
Christian Salvesen PLC                            42,011                 58,267
Clarkson PLC                                       1,306                 21,431
Clinton Cards PLC                                 35,946                 44,652
communisis PLC                                    23,505                 33,369
Computacenter PLC                                 14,725                 68,833
Cranswick PLC                                      2,847                 39,620
Crest Nicholson PLC                                7,967                 80,660
Croda International PLC                            9,253                 88,236
Dairy Crest Group PLC                             15,683                172,255
Dart Group PLC                                     6,804                 13,409
Datamonitor PLC                                    3,153                 24,030
Davis Service Group PLC                           18,316                164,396
Dawson Holdings PLC                               10,259                 17,534
De La Rue PLC                                     16,059                171,586
Dechra Pharmaceuticals PLC                         3,348                 15,807
Delta PLC                                         11,034                 27,928
Derwent Valley Holdings PLC                        1,256                 42,817
Devro PLC                                         16,809                 38,777
Diploma PLC                                        1,636                 23,088
Domestic & General Group PLC                       2,963                 52,718
Domino Printing Sciences PLC                       7,466                 41,838
Domino's Pizza UK & IRL PLC                        2,117                 18,359
DS Smith PLC                                      59,866                172,214
DTZ Holdings PLC                                   1,812                 22,136
E2V Technologies PLC                               3,843                 20,441
Elementis PLC                                     16,259                 26,954
Ennstone PLC                                      23,120                 20,514
Enterprise PLC                                     3,893                 33,451
Erinaceous Group PLC                               5,615                 33,091
Euromoney Institutional Investor PLC               9,919                 84,906
European Motor Holdings PLC                        3,528                 27,893
Expro International Group PLC                      3,043                 37,885
Fenner PLC                                        12,881                 48,483
Filtrona PLC                                      12,621                 61,885
Findel PLC                                         7,021                 74,230
FKI PLC                                           65,967                111,209
Forth Ports PLC                                    3,208                116,013
French Connection Group PLC                        7,266                 25,856
Future PLC                                        38,553                 23,225
Galliford Try PLC                                 14,462                 32,957
Game Group PLC                                    27,649                 45,578
Games Workshop Group PLC                           5,590                 41,324
GCAP Media PLC                                    17,765                 67,945
Genus PLC                                          2,497                 22,505
Go-Ahead Group PLC                                 3,963                146,277
Grainger Trust PLC                                 3,368                 39,509
Great Portland Estates PLC                        10,694                120,854
Greggs PLC                                           936                 72,734
Halfords Group PLC                                25,882                162,202
Halma PLC                                         35,936                128,212
Hardy Underwriting Group PLC                       3,828                 17,251
Headlam Group PLC                                  7,737                 73,851
Helical Bar PLC                                    2,507                 19,200
Helphire PLC                                       5,795                 42,163
Highway Insurance Holdings PLC                    40,540                 47,708
Hill & Smith Holdings PLC                          3,743                 18,109
Hiscox PLC                                        27,889                118,256
Hitachi Capital UK PLC                             5,840                 25,363
HMV Group PLC                                     45,214                136,821
Holidaybreak PLC                                   4,844                 63,610
Homeserve PLC                                      2,334                 72,503
Hornby PLC                                         3,323                 15,611
House of Fraser PLC                               28,915                 78,992
Hunting PLC                                        4,999                 41,554
Huntleigh Technology PLC                           3,098                 21,166
IG Group Holdings PLC                              5,860                 28,351
Interior Services Group PLC                        2,522                 12,154
Intermediate Capital Group PLC                     6,395                170,224
Interserve PLC                                    11,135                 74,879
iSOFT Group PLC                                   17,975                 16,872
ITE Group PLC                                     14,763                 33,643
J D Wetherspoon PLC                                4,984                 47,550
James Fisher & Sons PLC                            2,767                 25,404
James Halstead PLC                                 7,091                 61,327
Jardine Lloyd Thompson Group PLC                  32,553                237,149
JJB Sports PLC                                    34,655                121,052
John Laing PLC                                     7,466                 50,380
John Menzies PLC                                   5,565                 46,102
Johnson Service Group PLC                          7,141                 50,355

                       See Notes to Financial Statements.

42  WisdomTree Trust International Equity Funds

WisdomTree Europe SmallCap Dividend Fund
September 30, 2006

================================================================================
Investments                                       Shares            U.S. $ Value
--------------------------------------------------------------------------------
Keller Group PLC                                   3,568           $     44,588
Kensington Group PLC                               2,832                 43,802
Kier Group PLC                                     1,516                 51,992
Kiln PLC                                          28,640                 49,486
Laird Group PLC                                   11,800                 82,877
Liontrust Asset Management PLC                     2,587                 17,034
London Merchant Securities                        22,705                101,894
London Scottish Bank PLC                          19,962                 44,746
Lookers PLC                                        8,007                 25,426
Luminar PLC                                        5,885                 62,385
Majestic Wine PLC                                  3,378                 18,867
Marshalls PLC                                     14,973                 91,318
Matalan PLC                                       57,534                200,434
Mcbride PLC                                       14,152                 45,469
McCarthy & Stone PLC                               7,051                141,192
McKay Securities PLC                               3,338                 26,811
Metal Bulletin PLC                                 2,897                 22,106
Metalrax Group PLC                                26,082                 32,399
Minerva PLC                                        3,593                 20,269
Mitie Group PLC                                   15,869                 59,952
MJ Gleeson Group PLC                               2,727                 18,414
Morgan Sindall PLC                                 2,582                 55,803
Morse PLC                                         19,787                 37,331
Mothercare PLC                                     4,904                 30,687
MP Evans Group PLC                                 4,369                 22,729
N Brown Group PLC                                 22,264                 98,252
Nichols PLC                                        4,544                 21,220
Northern Foods PLC                               127,880                214,985
Northgate PLC                                      3,733                 70,811
Numis Corp PLC                                     2,792                 13,951
Office2office PLC                                  3,703                 17,811
Paragon Group of Cos. (The) PLC                    6,185                 77,869
Pendragon PLC                                      8,202                 76,451
Photo-Me International PLC                        23,901                 47,325
Premier Farnell PLC                               47,621                161,005
Premier Foods PLC                                 29,290                145,398
Primary Health Properties PLC                      1,912                 17,072
Psion PLC                                          5,179                 11,319
PZ Cussons PLC                                    30,530                 89,107
Quintain Estates & Development PLC                 6,095                 79,696
RAB Capital PLC                                   10,474                 17,608
Rathbone Brothers PLC                              3,153                 68,320
Redrow PLC                                        10,569                116,184
Renishaw PLC                                       4,334                 63,551
Rensburg Sheppards PLC                             1,977                 26,072
Restaurant Group PLC                              13,602                 60,979
Ricardo PLC                                        4,329                 24,502
RM PLC                                             6,471                 21,758
Robert Walters PLC                                 2,687                 12,661
Robert Wiseman Dairies PLC                         4,924                 40,033
ROK PLC                                            1,681                 21,760
Rotork PLC                                         5,084                 72,934
royalblue group PLC                                  976                 15,433
RPC Group PLC                                      8,282                 40,532
RPS Group PLC                                      5,910                 25,281
Savills PLC                                        7,937                 78,948
Schroders PLC                                      4,324                 69,907
ScS Upholstery PLC                                 3,248                 29,274
Senior PLC                                        28,384                 29,426
Severfield-Rowen PLC                               1,306                 36,593
Shaftesbury PLC                                    3,608                 40,471
Shanks Group PLC                                  22,194                 77,007
SMG PLC                                           24,361                 31,057
Smiths News PLC*                                  14,027                 31,508
Songbird Estates PLC Class B                      76,561                333,576
Spectris PLC                                       8,012                 94,361
Speedy Hire PLC                                    1,877                 32,905
Spirax-Sarco Engineering PLC                       4,984                 85,744
SSL International PLC                             11,245                 73,518
St. Ives Group PLC                                21,814                102,378
St. Modwen Properties PLC                          6,150                 58,818
Stanley Leisure PLC                                4,744                 76,342
T. Clarke PLC                                      4,489                 19,831
TDG PLC                                           14,507                 58,261
Ted Baker PLC                                      2,587                 23,896
Thorntons PLC                                     10,734                 30,677
Titan Europe PLC                                   5,084                 20,370
Topps Tiles PLC                                   19,528                 94,476
Tribal Group PLC                                   3,408                 11,061
TT electronics PLC                                26,738                 98,267
Ultra Electronics Holdings PLC                     2,867                 56,285
Umbro PLC                                         11,585                 31,324
Umeco PLC                                          3,348                 28,330
Uniq PLC                                          16,359                 54,698
UNITE Group PLC                                    2,012                 17,420
UTV PLC                                            4,394                 28,809
Victrex PLC                                        4,084                 60,381
Vitec Group (The) PLC                              3,293                 33,401
Vp PLC                                             2,612                 14,015
VT Group PLC                                      10,364                 93,603
Wagon PLC                                         13,006                 49,379
Warner Estate Holdings PLC                         4,204                 61,645
Wellington Underwriting PLC                       53,911                 91,892
WH Smith PLC*                                     14,027                 94,261
Whatman PLC                                        5,335                 29,897
White Young Green PLC                              2,192                 15,201

                       See Notes to Financial Statements.

                                 WisdomTree Trust International Equity Funds  43

Schedule of Investments (unaudited) (concluded)
WisdomTree Europe SmallCap Dividend Fund
September 30, 2006

================================================================================
Investments                                       Shares            U.S. $ Value
--------------------------------------------------------------------------------
Wilmington Group PLC                               4,634           $     17,139
Wincanton PLC                                     11,765                 68,347
Woolworths Group PLC                             199,857                132,530
Workspace Group PLC                                5,325                 40,508
WSP Group PLC                                      2,532                 22,655
Xansa PLC                                         37,632                 57,466
XP Power PLC                                       1,912                 13,643
Yule Catto & Co. PLC                              18,276                 75,020
Zetex PLC                                         11,210                 15,024
                                                                   -------------
Total United Kingdom                                                 12,957,711
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $25,371,762)                                                  27,606,319
================================================================================
RIGHTS* - 0.0%
Italy - 0.0%
IMMSI SpA, expiring 10/13/06 (a)
(Cost: $0)                                         8,918                  1,491
                                                                   -------------
TOTAL LONG-TERM INVESTMENTS
(Cost: $25,371,762)                                                  27,607,810
================================================================================
SHORT-TERM INVESTMENT - 0.1%
MONEY MARKET FUND - 0.1%
United States - 0.1%
Columbia Cash Reserves Fund, 4.92% (b)
(Cost: $18,902)                                   18,902                 18,902
================================================================================
INVESTMENTS OF CASH COLLATERAL
FOR SECURITIES LOANED -1.1%
MONEY MARKET FUNDS (c) - 1.1%
UBS Enhanced Yield Portfolio, 5.30%              200,000                200,000
UBS Private Money Market Fund LLC, 5.23%         118,505                118,505
                                                                   -------------
TOTAL INVESTMENTS OF CASH COLLATERAL
FOR SECURITIES LOANED
(Cost: $318,505) (d)                                                    318,505
================================================================================
TOTAL INVESTMENTS IN SECURITIES - 100.4%
(Cost: $25,709,169) (e)                                              27,945,217
Liabilities in Excess of Foreign Cash
and Other Assets - (0.4)%                                              (114,737)
                                                                   -------------
NET ASSETS - 100.0%                                                $ 27,830,480
================================================================================

*     Non-income producing security.
(a)   Security, or portion thereof, was on loan at September 30, 2006 (See Note
      2).
(b)   Rate shown represents annualized 7-day yield as of September 30, 2006.
(c)   Interest rates shown reflect yields as of September 30, 2006.
(d) At September 30, 2006, the total market value of the Fund's securities on loan was $302,469 and the total market value of the collateral held by the Fund was $318,505.
(e) Aggregate cost for Federal income tax purposes was substantially the same as for book purposes.

                       See Notes to Financial Statements.


44  WisdomTree Trust International Equity Funds

Schedule of Investments (unaudited)
WisdomTree Japan Total Dividend Fund
September 30, 2006

================================================================================
Investments                                       Shares            U.S. $ Value
--------------------------------------------------------------------------------
Japan - 100.5%
COMMON STOCKS - 100.5%
Consumer Discretionary - 23.9%
Aisin Seiki Co., Ltd.                              1,500           $     43,832
Bridgestone Corp.                                  5,500                111,104
Canon Marketing Japan, Inc.                        2,000                 47,940
Casio Computer Co., Ltd.                           2,500                 50,396
Daihatsu Motor Co., Ltd.                           5,000                 45,780
Daimaru, Inc.                                      5,000                 61,788
Daito Trust Construction Co., Ltd.                 1,000                 54,292
Daiwa House Industry Co., Ltd.                     5,000                 86,605
DENSO CORP.                                        6,000                210,901
Fast Retailing Co., Ltd.                           1,000                 93,931
Fuji Heavy Industries Ltd.                        10,000                 56,918
Fuji Photo Film Co., Ltd.                          2,500                 91,263
Hakuhodo DY Holdings, Inc.                           500                 32,652
Hikari Tsushin, Inc.                                 500                 26,130
Honda Motor Co., Ltd.                             14,000                470,757
Isetan Co., Ltd.                                   2,000                 33,761
Isuzu Motors Ltd. (a)                             15,000                 49,168
Makita Corp.                                       1,500                 44,086
Marui Co., Ltd.                                    3,000                 43,933
Matsushita Electric Industrial Co., Ltd.          15,000                317,621
Mazda Motor Corp.                                  5,000                 30,322
NGK Spark Plug Co., Ltd.                           5,000                 99,310
NHK Spring Co., Ltd.                               5,000                 57,892
Nikon Corp.                                        5,000                103,333
Nippon Television Network Corp.                      300                 41,011
Nissan Motor Co., Ltd.                            62,000                694,752
Nitori Co., Ltd.                                     750                 33,986
NOK Corp.                                          1,500                 37,035
Onward Kashiyama Co., Ltd.                         5,000                 71,910
Oriental Land Co., Ltd.                              500                 28,078
Pioneer Corp. (a)                                  2,500                 44,044
Sankyo Co., Ltd.                                     500                 26,723
Sega Sammy Holdings, Inc.                          2,500                 80,464
Sekisui Chemical Co., Ltd.                         5,000                 42,180
Sekisui House, Ltd.                                7,000                105,950
Sharp Corp.                                       10,000                171,516
Shimamura Co., Ltd.                                  500                 48,871
Sony Corp.                                         3,500                141,702
Stanley Electric Co., Ltd.                         2,000                 41,333
Sumitomo Rubber Industries, Inc.                   3,500                 38,538
Suzuki Motor Corp.                                 2,000                 50,819
Takashimaya Co., Ltd.                              5,000                 63,524
Toho Co., Ltd.                                     2,500                 50,819
Tokyo Broadcasting System, Inc. (a)                1,500                 35,002
Toyoda Gosei Co., Ltd.                             2,000                 44,044
Toyota Boshoku Corp.                               2,500                 46,373
Toyota Industries Corp.                            2,000                 84,869
Toyota Motor Corp.                                33,300              1,810,747
Yamada Denki Co., Ltd.                               500                 50,142
Yamaha Corp.                                       2,000                 42,095
Yamaha Motor Co., Ltd.                             1,500                 39,766
                                                                   -------------
Total Consumer Discretionary                                          6,230,008
--------------------------------------------------------------------------------
Consumer Staples - 5.6%
AEON Co., Ltd.                                     3,000                 73,561
Ajinomoto Co., Inc.                                5,000                 53,869
Asahi Breweries, Ltd.                              4,000                 58,341
Coca-Cola West Japan Co., Ltd.                     1,500                 29,983
FamilyMart Co., Ltd.                               1,500                 41,037
ITO EN, Ltd.                                       1,000                 34,473
Japan Tobacco, Inc.                                   50                194,385
Kao Corp.                                          6,000                160,082
Kikkoman Corp.                                     5,000                 58,315
Kirin Brewery Co., Ltd.                            5,000                 66,785
KOSE Corp.                                         1,000                 32,270
Lawson, Inc.                                       1,500                 52,725
Lion Corp. (a)                                     5,000                 26,934
Meiji Dairies Corp.                                5,000                 33,795
Meiji Seika Kaisha Ltd.                           10,000                 50,819
Nippon Meat Packers, Inc.                          5,000                 56,198
Nisshin Seifun Group, Inc.                         2,500                 26,087
Nissin Food Products Co., Ltd.                     1,000                 31,847
Shiseido Co., Ltd.                                 5,000                 99,946
Toyo Suisan Kaisha Ltd.                            5,000                 72,121
UniCharm Corp.                                       500                 27,781
UNY Co., Ltd.                                      5,000                 66,319
Yakult Honsha Co., Ltd.                            2,000                 58,781
Yamazaki Baking Co., Ltd.                          5,000                 48,490
                                                                   -------------
Total Consumer Staples                                                1,454,944
--------------------------------------------------------------------------------
Energy - 1.5%
Cosmo Oil Co., Ltd.                                5,000                 20,624
Japan Petroleum Exploration Co.                      500                 30,407
Nippon Mining Holdings, Inc.                       5,000                 35,362
Nippon Oil Corp.                                  15,000                110,532
Showa Shell Sekiyu K.K.                            6,000                 66,878
TonenGeneral Sekiyu K.K. (a)                      15,000                135,562
                                                                   -------------
Total Energy                                                            399,365
--------------------------------------------------------------------------------
Financials - 15.0%
Acom Co., Ltd.                                     2,150                 91,780
Aeon Credit Service Co., Ltd.                      1,500                 35,891
Aiful Corp.                                        1,000                 38,707
Aioi Insurance Co., Ltd.                           5,000                 34,430
Bank of Fukuoka Ltd. (The)                         5,000                 36,717

                       See Notes to Financial Statements.


                                 WisdomTree Trust International Equity Funds  45

WisdomTree Japan Total Dividend Fund
September 30, 2006

================================================================================
Investments                                       Shares            U.S. $ Value
--------------------------------------------------------------------------------
Bank of Kyoto Ltd. (The)                           5,000           $     50,565
Bank of Yokohama Ltd. (The)                       10,000                 78,770
Chiba Bank Ltd. (The)                              5,000                 44,594
Chugoku Bank Ltd. (The)                            5,000                 70,427
Credit Saison Co., Ltd.                            1,000                 42,180
Daiwa Securities Group, Inc.                      15,000                175,073
Diamond Lease Co., Ltd.                            1,000                 48,194
Gunma Bank Ltd. (The)                              5,000                 36,971
Hachijuni Bank Ltd. (The)                          5,000                 36,251
Hiroshima Bank Ltd. (The)                          5,000                 29,475
Hokuhoku Financial Group, Inc.                    10,000                 37,691
Iyo Bank Ltd. (The)                                5,000                 50,692
Joyo Bank Ltd. (The)                               5,000                 29,687
Leopalace21 Corp.                                  1,000                 36,505
Mitsubishi Estate Co., Ltd.                        5,000                109,262
Mitsubishi UFJ Financial Group, Inc.                  40                514,972
Mitsubishi UFJ Securities Co.                      5,000                 62,677
Mitsui Fudosan Co., Ltd.                           2,000                 45,483
Mitsui Sumitomo Insurance Co., Ltd.               10,000                125,101
Mitsui Trust Holdings, Inc.                        5,000                 56,918
Mizuho Financial Group, Inc.                          35                271,546
Mizuho Trust & Banking Co., Ltd. (a)              15,000                 33,541
Nikko Cordial Corp.                               15,000                174,057
Nipponkoa Insurance Co., Ltd.                      5,000                 39,893
Nishi-Nippon City Bank Ltd. (The)                 10,000                 49,041
Nomura Holdings, Inc.                             13,500                237,836
OMC Card, Inc.                                     2,500                 29,391
ORIX Corp.                                           150                 41,481
Promise Co., Ltd.                                  1,500                 59,713
SBI Holdings, Inc.                                   100                 35,785
Shinko Securities Co., Ltd.                       10,000                 39,554
Shinsei Bank Ltd.                                  5,000                 30,492
Shizuoka Bank Ltd. (The)                           5,000                 54,377
Sompo Japan Insurance, Inc.                        5,000                 65,515
Sumitomo Mitsui Financial Group, Inc.                 15                157,540
Sumitomo Realty & Development Co., Ltd.            2,000                 58,781
Sumitomo Trust & Banking Co., Ltd. (The)          20,000                209,376
Suruga Bank Ltd.                                   5,000                 62,508
T&D Holdings, Inc.                                 1,000                 72,418
Takefuji Corp.                                     2,500                114,767
Tokyo Tatemono Co., Ltd.                           5,000                 56,240
Tokyu Land Corp.                                   5,000                 47,432
UFJ NICOS Co., Ltd.                                5,000                 32,101
                                                                   -------------
Total Financials                                                      3,892,398
--------------------------------------------------------------------------------
Health Care - 5.5%
Astellas Pharma, Inc.                              4,500                181,044
Chugai Pharmaceutical Co., Ltd.                    4,000                 86,054
Dainippon Sumitomo Pharma Co., Ltd.                5,000                 60,094
Eisai Co., Ltd.                                    3,000                145,090
Mediceo Paltac Holdings Co., Ltd.                  2,000                 40,994
Olympus Corp.                                      5,000                147,376
Shionogi & Co., Ltd.                               5,000                 91,899
Taisho Pharmaceutical Co., Ltd.                    5,000                 95,922
Takeda Pharmaceutical Co., Ltd.                    8,800                549,325
Terumo Corp.                                       1,000                 37,945
                                                                   -------------
Total Health Care                                                     1,435,743
--------------------------------------------------------------------------------
Industrials - 16.3%
All Nippon Airways Co., Ltd. (a)                  10,000                 40,486
Amada Co., Ltd.                                    5,000                 50,227
Asahi Glass Co., Ltd.                             10,000                123,407
Chiyoda Corp.                                      5,000                 97,827
Dai Nippon Printing Co., Ltd.                      7,000                108,085
Daikin Industries Ltd.                             1,000                 29,645
East Japan Railway Co.                                25                174,903
Fanuc Ltd.                                         1,000                 78,093
Fuji Electric Holdings Co., Ltd.                  10,000                 51,582
Fujikura Ltd.                                      5,000                 54,758
Hankyu Holdings, Inc.                             10,000                 62,762
Hino Motors Ltd.                                   5,000                 27,061
Hitachi Construction Machinery Co., Ltd.           2,000                 44,721
Hitachi High-Technologies Corp.                    1,500                 42,434
ITOCHU Corp.                                      15,000                116,250
Japan Steel Works Ltd. (The)                       5,000                 34,218
JGC Corp.                                          5,000                 83,598
JS Group Corp.                                     4,000                 83,683
JTEKT Corp.                                        2,000                 38,792
Kajima Corp.                                      10,000                 45,738
Kamigumi Co., Ltd.                                 5,000                 39,004
Kawasaki Heavy Industries Ltd. (a)                15,000                 49,676
Kawasaki Kisen Kaisha Ltd. (a)                    10,000                 63,186
Keihin Electric Express Railway Co., Ltd. (a)      5,000                 36,548
Keio Corp.                                         5,000                 33,371
Kintetsu Corp.                                    10,000                 31,339
Kokuyo Co., Ltd.                                   2,500                 39,766
Komatsu Ltd.                                       5,000                 86,393
Kubota Corp.                                      10,000                 82,158
Kurita Water Industries Ltd.                       2,000                 38,792
Marubeni Corp.                                    10,000                 49,803
Matsushita Electric Works Ltd.                     5,000                 52,852
MINEBEA CO. LTD.                                   5,000                 27,358
Mitsubishi Corp.                                  12,500                235,039
Mitsubishi Electric Corp.                         10,000                 84,276
Mitsubishi Heavy Industries Ltd.                  20,000                 82,836
Mitsubishi Logistics Corp.                         5,000                 79,871
Mitsui & Co., Ltd.                                15,000                190,826
Mitsui Engineering & Shipbuilding Co., Ltd.       15,000                 48,787

                       See Notes to Financial Statements.


46  WisdomTree Trust International Equity Funds

WisdomTree Japan Total Dividend Fund
September 30, 2006

================================================================================
Investments                                       Shares            U.S. $ Value
--------------------------------------------------------------------------------
Mitsui O.S.K. Lines Ltd.                          20,000           $    147,885
Nagoya Railroad Co., Ltd.                         10,000                 32,270
NGK Insulators Ltd.                                5,000                 70,300
Nippon Express Co., Ltd.                          10,000                 53,615
Nippon Sheet Glass Co., Ltd. (a)                   5,000                 23,504
Nippon Yusen K.K.                                 20,000                121,797
NSK Ltd.                                           5,000                 42,223
NTN Corp.                                          5,000                 39,554
Obayashi Corp.                                     5,000                 35,235
Odakyu Electric Railway Co., Ltd.                  5,000                 31,805
Secom Co., Ltd.                                    2,500                123,872
Seino Holdings Corp.                               5,000                 58,824
Shimizu Corp.                                      5,000                 28,586
SMC Corp.                                            500                 66,192
Sumitomo Corp.                                    10,000                124,762
Sumitomo Electric Industries Ltd.                  3,500                 47,402
Sumitomo Heavy Industries Ltd.                     5,000                 41,884
Taisei Corp.                                      10,000                 35,912
THK Co., Ltd.                                      1,500                 35,447
Tobu Railway Co., Ltd.                            10,000                 50,481
Tokyu Corp.                                        5,000                 34,388
Toppan Printing Co., Ltd.                          5,000                 55,478
TOTO Ltd.                                          5,000                 47,177
Toyota Tsusho Corp.                                2,000                 52,683
USHIO INC.                                         2,000                 43,112
Yamato Holdings Co., Ltd.                          5,000                 72,375
                                                                   -------------
Total Industrials                                                     4,256,914
--------------------------------------------------------------------------------
Information Technology - 10.1%
Advantest Corp.                                    1,000                 49,634
Canon, Inc.                                       12,200                636,532
Citizen Watch Co., Ltd.                            4,000                 32,931
CSK Holdings Corp.                                 1,000                 41,841
Fujitsu Ltd.                                      10,000                 82,497
Hirose Electric Co., Ltd.                            500                 66,277
Hitachi Ltd.                                      35,000                204,252
Hoya Corp.                                         4,000                150,764
IBIDEN Co., Ltd. (a)                               1,000                 52,852
Keyence Corp.                                        500                115,191
Konami Corp.                                       2,000                 50,819
Kyocera Corp.                                      1,500                128,446
NEC Corp.                                         15,000                 82,455
Nippon Electric Glass Co., Ltd.                    5,000                110,321
Nomura Research Institute Ltd.                       500                 69,453
Oracle Corp. Japan (a)                             2,500                108,203
Otsuka Corp.                                         500                 53,191
Ricoh Co., Ltd.                                    5,000                 99,521
Seiko Epson Corp.                                  1,500                 40,910
Sumco Corp.                                          500                 37,056
TDK Corp.                                          1,000                 80,125
Tokyo Electron Ltd.                                1,000                 73,942
Toshiba Corp. (a)                                 20,000                129,759
Trend Micro, Inc.                                  2,500                 73,265
Yahoo Japan Corp.                                     80                 30,119
Yokogawa Electric Corp.                            3,000                 39,436
                                                                   -------------
Total Information Technology                                          2,639,792
--------------------------------------------------------------------------------
Materials - 8.3%
Asahi Kasei Corp.                                 10,000                 64,033
Daicel Chemical Industries Ltd.                    5,000                 34,684
Daido Steel Co., Ltd.                              5,000                 36,548
Dainippon Ink & Chemicals, Inc.                   10,000                 36,421
Hitachi Chemical Co., Ltd.                         1,500                 36,336
Hitachi Metals Ltd.                                5,000                 47,220
JFE Holdings, Inc.                                 4,000                156,862
JSR Corp.                                          1,500                 33,033
Kaneka Corp.                                       5,000                 47,347
Kobe Steel Ltd.                                   20,000                 62,847
Kuraray Co., Ltd.                                  2,500                 27,824
Mitsubishi Gas Chemical Co., Inc.                  5,000                 54,334
Mitsubishi Materials Corp. (a)                    10,000                 41,248
Mitsubishi Rayon Co., Ltd.                         5,000                 33,033
Mitsui Chemicals, Inc.                             5,000                 35,997
Mitsui Mining & Smelting Co., Ltd.                 5,000                 25,791
Nippon Steel Corp.                                60,000                246,982
Nisshin Steel Co., Ltd.                           15,000                 44,467
Nitto Denko Corp.                                  1,000                 59,289
OJI Paper Co., Ltd.                               15,000                 82,200
Shin-Etsu Chemical Co., Ltd.                       1,500                 95,795
Showa Denko K.K.                                  10,000                 43,112
Sumitomo Chemical Co., Ltd.                       10,000                 74,705
Sumitomo Metal Industries Ltd.                    55,000                211,027
Sumitomo Metal Mining Co., Ltd.                    5,000                 65,557
Taiheiyo Cement Corp.                             10,000                 37,014
Taiyo Nippon Sanso Corp.                           5,000                 42,477
Teijin Ltd.                                        5,000                 26,934
Tokuyama Corp.                                     5,000                 66,912
Tokyo Steel Manufacturing Co., Ltd.                2,000                 31,491
Toray Industries, Inc.                            10,000                 75,298
Tosoh Corp.                                       10,000                 40,571
Toyo Seikan Kaisha Ltd.                            2,000                 38,284
Ube Industries Ltd.                               15,000                 42,561
Zeon Corp.                                         5,000                 50,608
                                                                   -------------
Total Materials                                                       2,148,842
--------------------------------------------------------------------------------
Telecommunication Services - 5.8%
Nippon Telegraph & Telephone Corp.                   125                614,069
NTT DoCoMo, Inc.                                     575                886,376
                                                                   -------------
Total Telecommunication Services                                      1,500,445
--------------------------------------------------------------------------------

                       See Notes to Financial Statements.


                                 WisdomTree Trust International Equity Funds  47

Schedule of Investments (unaudited) (concluded)
WisdomTree Japan Total Dividend Fund
September 30, 2006

================================================================================
Investments                                       Shares            U.S. $ Value
--------------------------------------------------------------------------------
Utilities - 8.5%
Chubu Electric Power Co., Inc.                    11,500           $    299,030
Chugoku Electric Power Co., Inc. (The)             6,000                126,540
Electric Power Development Co.                     2,000                 71,317
Hokkaido Electric Power Co., Inc.                  3,000                 72,799
Hokuriku Electric Power Co.                        3,000                 62,762
Kansai Electric Power Co., Inc. (The)             13,500                311,587
Kyushu Electric Power Co., Inc.                    8,500                200,864
Osaka Gas Co., Ltd.                               25,000                 87,240
Saibu Gas Co., Ltd.                                2,000                  4,540
Shikoku Electric Power Co., Inc.                   3,500                 76,335
TOHO GAS Co., Ltd.                                10,000                 43,027
Tohoku Electric Power Co., Inc.                    7,000                153,263
Tokyo Electric Power Co., Inc. (The)              20,000                575,954
Tokyo Gas Co., Ltd.                               25,000                125,355
                                                                   -------------
Total Utilities                                                       2,210,613
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS - 100.5%
(Cost: $25,233,556)                                                  26,169,064
================================================================================
INVESTMENTS OF CASH COLLATERAL FOR
SECURITIES LOANED - 3.4%
MONEY MARKET FUNDS (b) - 3.4%
UBS Enhanced Yield Portfolio, 5.30%              400,000                400,000
UBS Private Money Market Fund LLC, 5.23%         489,415                489,415
                                                                   -------------
TOTAL INVESTMENTS OF CASH COLLATERAL
FOR SECURITIES LOANED (Cost: $889,415) (c)                              889,415
================================================================================
TOTAL INVESTMENTS IN SECURITIES - 103.9%
(Cost: $26,122,971) (d)                                              27,058,479
Liabilities in Excess of Cash, Foreign Cash
and Other Assets - (3.9)%                                            (1,029,734)
                                                                   -------------
NET ASSETS - 100.0%                                                $ 26,028,745
================================================================================

(a)   Security, or portion thereof, was on loan at September 30, 2006 (See Note
      2).
(b)   Interest rates shown reflect yields as of September 30, 2006.
(c) At September 30, 2006, the total market value of the Fund's securities on loan was $769,973 and the total market value of the collateral held by the Fund was $889,415.
(d) Aggregate cost for Federal income tax purposes was substantially the same as for book purposes.

                       See Notes to Financial Statements.


48  WisdomTree Trust International Equity Funds

Schedule of Investments (unaudited)
WisdomTree Japan High-Yielding Equity Fund
September 30, 2006

================================================================================
Investments                                       Shares            U.S. $ Value
--------------------------------------------------------------------------------
Japan -- 99.4%
COMMON STOCKS -- 99.4%
Consumer Discretionary -- 27.7%
Arnest One Corp.                                   1,000           $     14,704
Best Denki Co., Ltd.                               5,000                 31,042
Bosch Corp.                                       10,000                 53,276
Cleanup Corp.                                      1,500                 11,371
Daidoh Ltd.                                        1,000                 14,196
Daikoku Denki Co., Ltd.                              500                 12,133
Daiwa House Industry Co., Ltd.                     1,684                 29,169
Doshisha Co., Ltd.                                   500                  8,915
France Bed Holdings Co., Ltd.                      5,000                 10,799
Heiwa Corp.                                        2,000                 26,020
Honda Motor Co., Ltd.                             30,000              1,008,766
Ichikoh Industries Ltd.                            5,000                 15,458
Iida Home Max                                      1,000                 16,703
Impact 21 Co., Ltd.                                  500                  8,872
Inaba Seisakusho Co., Ltd.                           500                  7,750
Japan General Estate Co., Ltd. (The)                 500                 11,964
Kanto Auto Works Ltd.                              1,500                 17,787
Kojima Co., Ltd. (a)                               1,000                 11,917
Marui Co., Ltd.                                    6,500                 95,189
MOS Food Services, Inc.                              500                  7,144
Nissan Motor Co., Ltd.                           132,500              1,484,754
PanaHome Corp. (a)                                 5,000                 35,701
Paris Miki, Inc.                                   2,500                 43,302
Plenus Co., Ltd.                                   1,000                 27,019
Ryowa Life Create Co., Ltd.                        2,000                 13,552
Sanden Corp.                                       5,000                 20,540
Sangetsu Co., Ltd.                                 1,500                 35,065
Sankyo Seiko Co., Ltd.                             1,500                  6,505
Sega Sammy Holdings, Inc.                          5,000                160,928
Shaddy Co., Ltd.                                     500                  6,873
T RAD Co., Ltd.                                    5,000                 21,768
Touei Housing Corp.                                1,000                 20,243
Toyo Tire & Rubber Co., Ltd.                       5,000                 21,429
Toyobo Co., Ltd.                                  15,000                 39,512
Toyota Auto Body Co., Ltd.                         2,500                 43,514
Toyota Motor Corp.                                70,000              3,806,378
Yokohama Rubber Co., Ltd. (The)                   10,000                 48,024
                                                                   -------------
Total Consumer Discretionary                                          7,248,282
--------------------------------------------------------------------------------
Consumer Staples -- 3.8%
Aderans Co., Ltd.                                  1,000                 25,918
Arcs Co., Ltd.                                     1,500                 17,672
Circle K Sunkus Co. Ltd.                           2,000                 37,606
Coca-Cola West Japan Co., Ltd.                     2,000                 39,978
FamilyMart Co., Ltd.                               2,000                 54,716
Hokuto Corp.                                       1,000                 16,601
Kao Corp. (a)                                     15,000                400,204
Lawson, Inc.                                       3,000                105,450
Mandom Corp.                                       1,000                 24,393
Mikuni Coca-Cola Bottling Co., Ltd.                1,500                 15,843
Ministop Co., Ltd.                                 1,000                 16,982
Morinaga & Co., Ltd.                               5,000                 12,239
Nippon Beet Sugar Manufacturing Co., Ltd.          5,000                 14,949
Shiseido Co., Ltd.                                10,000                199,890
Showa Sangyo Co., Ltd.                             5,000                 12,663
                                                                   -------------
Total Consumer Staples                                                  995,104
--------------------------------------------------------------------------------
Energy -- 2.7%
Cosmo Oil Co., Ltd.                               15,000                 61,873
Itochu Enex Co., Ltd.                              2,500                 14,484
Mitsuuroko Co., Ltd.                               1,500                 10,418
Nippon Oil Corp.                                  35,000                257,908
Showa Shell Sekiyu K.K.                           13,000                144,903
TonenGeneral Sekiyu K.K. (a)                      25,000                225,935
                                                                   -------------
Total Energy                                                            715,521
--------------------------------------------------------------------------------
Financials -- 7.4%
Acom Co., Ltd.                                     4,650                198,501
Bank of Yokohama Ltd. (The)                       20,000                157,540
Daiwa Securities Group, Inc. (a)                  30,000                350,146
Ehime Bank Ltd. (The)                              5,000                 20,582
Fuji Fire & Marine Insurance Co., Ltd. (The)      10,000                 40,147
Hitachi Capital Corp.                              3,500                 66,701
Hokuetsu Bank Ltd. (The)                          10,000                 25,749
Ichiyoshi Securities Co., Ltd.                     1,500                 20,086
Japan Securities Finance Co., Ltd.                 2,500                 29,602
Marusan Securities Co., Ltd. (a)                   1,500                 20,201
Matsui Securities Co., Ltd.                        4,000                 33,371
Meiwa Estate Co., Ltd.                               500                  7,686
Nikko Cordial Corp.                               32,500                377,124
Okasan Holdings, Inc.                              5,000                 44,128
Promise Co., Ltd.                                  3,250                129,378
Sanyo Electric Credit Co., Ltd.                    1,000                 17,744
Shinki Co., Ltd.                                   2,500                 13,764
Shinko Securities Co., Ltd.                       10,000                 39,554
Sumitomo Mitsui Financial Group, Inc.                  4                 42,011
Takefuji Corp.                                     5,350                245,602
Tokai Tokyo Securities Co., Ltd.                   5,000                 25,706
Urban Corp.                                        1,500                 18,778
                                                                   -------------
Total Financials                                                      1,924,101
--------------------------------------------------------------------------------
Health Care -- 7.9%
Astellas Pharma, Inc.                              9,500                382,205
Eisai Co., Ltd.                                    7,000                338,542
Kaken Pharmaceutical Co., Ltd.                     5,000                 34,049
Nagaileben Co., Ltd.                                 500                  9,656

                       See Notes to Financial Statements.


                                 WisdomTree Trust International Equity Funds  49

WisdomTree Japan High-Yielding Equity Fund
September 30, 2006

================================================================================
Investments                                       Shares            U.S. $ Value
--------------------------------------------------------------------------------
Nihon Kohden Corp.                                 1,000           $     17,702
Paramount Bed Co., Ltd.                            1,000                 17,194
Seikagaku Corp.                                    1,000                 10,774
SSP Co., Ltd.                                      5,000                 28,417
Takeda Pharmaceutical Co., Ltd.                   18,500              1,154,829
Tanabe Seiyaku Co., Ltd.                           5,000                 62,677
                                                                   -------------
Total Health Care                                                     2,056,045
--------------------------------------------------------------------------------
Industrials -- 10.5%
Advan Co., Ltd. (a)                                  500                  5,700
Aica Kogyo Co., Ltd.                               1,500                 19,400
Airport Facilities Co., Ltd.                       1,500                  8,919
Amano Corp.                                        2,000                 25,647
Central Glass Co., Ltd.                            5,000                 27,697
Daiichi Chuo Kisen Kaisha                         10,000                 19,227
Fukuyama Transporting Co., Ltd. (a)                5,000                 16,728
Futaba Corp.                                       1,000                 26,596
Hanwa Co., Ltd.                                   10,000                 36,336
Hibiya Engineering Ltd.                            5,000                 43,366
Hino Motors Ltd.                                  10,000                 54,123
Hitachi Plant Technologies Ltd.                    5,000                 27,739
Idec Corp.                                         1,000                 15,932
Inaba Denki Sangyo Co., Ltd.                         500                 15,627
Japan Pulp & Paper Co., Ltd.                       5,000                 19,269
JS Group Corp.                                     9,000                188,286
Kawasaki Kisen Kaisha Ltd. (a)                    25,000                157,964
Maruzen Showa Unyu Co., Ltd.                       5,000                 17,406
Matsushita Electric Works Ltd.                    10,000                105,704
Meitec Corp.                                       1,000                 30,746
Mitsui & Co. Ltd.                                 35,000                445,264
Mitsui O.S.K. Lines Ltd.                          40,000                295,769
Miura Co., Ltd. (a)                                1,000                 24,139
NEC Leasing Ltd.                                     500                 10,291
Nippon Denwa Shisetsu Co., Ltd.                    5,000                 18,295
Nippon Koei Co., Ltd.                              5,000                 13,975
Nippon Sharyo Ltd.                                 5,000                 12,366
Nippon Yusen K.K. (a)                             45,000                274,044
Nishimatsu Construction Co., Ltd.                 10,000                 37,352
Nitto Kogyo Corp.                                  1,000                 17,956
Nitto Kohki Co., Ltd.                                500                 10,693
Oiles Corp.                                          500                 11,413
Okumura Corp.                                      5,000                 27,485
Onoken Co., Ltd.                                     500                  5,963
Raito Kogyo Co., Ltd.                              2,500                  8,279
Sankyo-Tateyama Holdings, Inc.                    10,000                 22,784
Sanwa Shutter Corp.                               10,000                 56,748
Senko Co., Ltd.                                    5,000                 15,119
Shinmaywa Industries Ltd.                          5,000                 23,970
Shinwa Kaiun Kaisha Ltd.                           5,000                 15,119
Sumitomo Corp.                                    25,000                311,904
Taikisha Ltd. (a)                                  1,500                 18,333
Takara Standard Co., Ltd.                          5,000                 28,671
Toa Corp.                                          5,000                  5,887
Toda Corp.                                         5,000                 23,419
Toenec Corp.                                       5,000                 20,836
Tokyo Kikai Seisakusho Ltd.                        5,000                 15,754
Tonami Transportation Co., Ltd.                    5,000                 13,382
Toppan Forms Co., Ltd.                             2,500                 31,614
Toshiba Plant Systems & Services Corp.             5,000                 23,970
Trusco Nakayama Corp.                              1,000                 19,015
Tsubaki Nakashima Co., Ltd.                        1,000                 14,712
                                                                   -------------
Total Industrials                                                     2,736,933
--------------------------------------------------------------------------------
Information Technology -- 8.2%
Canon Inc.                                        24,750              1,291,323
Capcom Co., Ltd. (a)                               1,500                 21,802
Daiwabo Information System Co., Ltd. (a)           2,500                 31,995
Eizo Nanao Corp.                                     500                 12,917
Hakuto Co., Ltd.                                   1,000                 13,738
Hitachi Systems & Services Ltd. (a)                  500                  9,719
Information Services International-Dentsu,
  Ltd. (a)                                         1,000                  9,893
Kaga Electronics Co., Ltd.                           500                  9,380
Koei Co., Ltd. (a)                                 2,000                 32,660
Konami Corp.                                       4,500                114,344
NEC Fielding Ltd. (a)                              1,500                 19,527
Nidec Copal Electronics Corp.                      1,500                 10,011
Nomura Research Institute Ltd.                       500                 69,453
Oracle Corp. Japan (a)                             5,000                216,406
Ryosan Co., Ltd.                                   1,500                 38,496
Ryoyo Electro Corp.                                1,500                 20,988
Sanshin Electronics Co., Ltd.                      5,000                 51,370
Square Enix Co., Ltd.                              2,000                 48,533
Sumida Corp.                                         500                 10,143
Toa Corp.                                          5,000                 39,936
Toshiba TEC Corp.                                  5,000                 23,377
Toyo Corp. (a)                                       500                  6,818
Yamatake Corp.                                     1,500                 36,971
                                                                   -------------
Total Information Technology                                          2,139,800
--------------------------------------------------------------------------------
Materials -- 7.4%
Asahi Kasei Corp.                                 25,000                160,081
Asahi Organic Chemicals Industry Co., Ltd.         5,000                 19,269
Chuetsu Pulp & Paper Co., Ltd.                     5,000                 10,841
Daiken Corp.                                       5,000                 17,617
Earth Chemical Co., Ltd.                             500                 10,884
Hokuetsu Paper Mills Ltd.                          5,000                 30,365
JFE Holdings, Inc.                                 9,000                352,941
Kobe Steel Ltd.                                   40,000                125,693
Kureha Corp.                                       5,000                 22,488

                       See Notes to Financial Statements.


50  WisdomTree Trust International Equity Funds

Schedule of Investments (unaudited) (concluded)
WisdomTree Japan High-Yielding Equity Fund
September 30, 2006

================================================================================
Investments                                       Shares            U.S. $ Value
--------------------------------------------------------------------------------
Maruichi Steel Tube Ltd.                           3,000           $     71,274
Nifco, Inc.                                        1,500                 32,524
Nihon Yamamura Glass Co., Ltd.                     5,000                 14,314
Nippon Kayaku Co., Ltd.                            5,000                 42,392
Nippon Light Metal Co., Ltd.                      10,000                 25,156
Nippon Metal Industry Co., Ltd. (a)                5,000                 11,731
Nippon Steel Corp.                               125,000                514,548
Nisshin Steel Co., Ltd.                           25,000                 74,112
NOF Corp.                                          5,000                 31,339
OJI Paper Co., Ltd.                               30,000                164,401
Okamoto Industries, Inc.                           5,000                 18,253
Sanyo Chemical Industries Ltd. (a)                 5,000                 34,091
Toagosei Co., Ltd.                                 5,000                 19,989
Topy Industries Ltd.                               5,000                 19,184
Toyo Ink Manufacturing Co., Ltd.                   5,000                 19,565
Wood One Co., Ltd. (a)                             5,000                 46,966
Yodogawa Steel Works Ltd.                          5,000                 24,012
Yushiro Chemical Industry Co., Ltd. (a)              500                 10,016
                                                                   -------------
Total Materials                                                       1,924,046
--------------------------------------------------------------------------------
Telecommunication Services -- 7.2%
NTT DoCoMo, Inc.                                   1,225              1,888,367
--------------------------------------------------------------------------------
Utilities -- 16.6%
Chubu Electric Power Co., Inc.                    25,000                650,066
Chugoku Electric Power Co., Inc. (The)            12,500                263,626
Hokkaido Electric Power Co., Inc.                  6,500                157,731
Hokuriku Electric Power Co.                        7,000                146,445
Kansai Electric Power Co., Inc. (The)             28,500                657,794
Kyushu Electric Power Co., Inc.                   18,500                437,174
Osaka Gas Co., Ltd.                               55,000                191,928
Saibu Gas Co., Ltd.                               10,000                 22,699
Shikoku Electric Power Co., Inc.                   8,000                174,480
TOHO GAS Co., Ltd.                                15,000                 64,541
Tohoku Electric Power Co., Inc.                   15,000                328,421
Tokyo Electric Power Co., Inc. (The) (a)          43,000              1,238,301
                                                                   -------------
Total Utilities                                                       4,333,206
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS (Cost: $25,018,617)                              25,961,405
================================================================================
INVESTMENTS OF CASH COLLATERAL FOR
SECURITIES LOANED -- 10.6%
MONEY MARKET FUNDS (b) -- 10.6%
AIM Liquid Assets Portfolio, 5.21%                10,800                 10,800
AIM Prime Portfolio, 5.22%                        40,200                 40,200
UBS Enhanced Yield Portfolio, 5.30%            1,200,000              1,200,000
UBS Private Money Market Fund LLC, 5.23%       1,509,525              1,509,525
                                                                   -------------
TOTAL INVESTMENTS OF CASH COLLATERAL FOR
SECURITIES LOANED
(Cost: $2,760,525) (c)                                                2,760,525
================================================================================
TOTAL INVESTMENTS IN SECURITIES -- 110.0%
(Cost: $27,779,142) (d)                                              28,721,930
Liabilities in Excess of Cash, Foreign Cash
and Other Assets -- (10.0)%                                          (2,611,957)
                                                                   -------------
NET ASSETS -- 100.0%                                                $26,109,973
================================================================================

(a)   Security, or portion thereof, was on loan at September 30, 2006 (See Note
      2).
(b)   Interest rates shown reflect yields as of September 30, 2006.
(c) At September 30, 2006, the total market value of the Fund's securities on loan was $2,582,126 and the total market value of the collateral held by the Fund was $2,760,525.
(d) Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

                       See Notes to Financial Statements.


                                 WisdomTree Trust International Equity Funds  51

Schedule of Investments (unaudited)
WisdomTree Japan SmallCap Dividend Fund
September 30, 2006

================================================================================
Investments                                       Shares            U.S. $ Value
--------------------------------------------------------------------------------
COMMON STOCKS - 99.6%
Consumer Discretionary - 21.0%
ABC-Mart, Inc.                                     1,000           $     22,361
Aisan Industry Co., Ltd.                           1,200                 11,526
Akebono Brake Industry Co., Ltd.                   2,000                 16,838
Alpine Electronics, Inc.                           1,600                 22,442
AOKI Holdings, Inc.                                  800                 13,789
Arnest One Corp.                                   1,200                 17,645
Asatsu-DK, Inc.                                      800                 24,326
ASICS Corp.                                        2,000                 26,070
Avex Group Holdings, Inc.                          1,000                 21,132
Belluna Co., Ltd.                                    500                  8,428
Best Denki Co., Ltd.                               5,000                 31,042
Bosch Corp.                                       12,000                 63,930
Calsonic Kansei Corp.                              4,000                 25,173
Chiyoda Co., Ltd.                                  1,200                 26,477
Chofu Seisakusho Co., Ltd.                           600                 12,171
Cleanup Corp.                                      1,600                 12,129
Culture Convenience Club Co., Ltd.                   800                  7,799
Daidoh Ltd. (a)                                    1,000                 14,196
Daikoku Denki Co., Ltd.                              200                  4,853
Daiwa House Industry Co., Ltd.                     3,684                 63,809
DCM Japan Holdings Co., Ltd.                         560                  7,039
Don Quijote Co., Ltd.                                600                 12,705
Doshisha Co., Ltd.                                   400                  7,132
Edion Corp.                                        1,400                 24,012
Exedy Corp.                                          600                 16,262
FCC Co., Ltd.                                        600                 14,382
France Bed Holdings Co., Ltd.                      8,000                 17,279
Futaba Industrial Co., Ltd.                        1,000                 21,598
Gigas K's Denki Corp.                                400                  9,842
Goldcrest Co., Ltd.                                  370                 20,088
Gulliver International Co., Ltd.                     270                 24,355
Gunze Ltd.                                         4,000                 22,632
Hankyu Department Stores, Inc.                     4,000                 33,846
Heiwa Corp.                                        2,500                 32,524
HIS Co., Ltd.                                        400                 10,130
Hitachi Koki Co., Ltd.                             2,000                 26,697
Ichikoh Industries Ltd.                            2,000                  6,183
Iida Home Max                                      1,200                 20,043
Impact 21 Co., Ltd.                                  800                 14,196
Inaba Seisakusho Co., Ltd.                           600                  9,300
Japan General Estate Co., Ltd. (The)                 800                 19,142
Japan Wool Textile Co., Ltd. (The)                 2,000                 16,855
Kanto Auto Works Ltd.                              1,800                 21,344
Kato Sangyo Co., Ltd.                              1,000                 13,476
Kayaba Industry Co., Ltd.                          6,000                 27,036
Keihin Corp.                                       1,000                 25,579
Kenwood Corp.                                      6,000                 11,434
Koito Manufacturing Co., Ltd.                      2,000                 25,799
Kojima Co., Ltd. (a)                                 800                  9,534
Komeri Co., Ltd.                                     800                 26,697
Konaka Co., Ltd. (a)                                 420                  5,969
Kurabo Industries Ltd.                             6,000                 16,313
Mars Engineering Corp. (a)                           400                  8,080
Matsuzakaya Holdings Co., Ltd.                     1,000                  6,454
Mitsui Home Co., Ltd.                              2,000                 15,347
Mizuno Corp.                                       2,000                 14,162
MOS Food Services, Inc.                              800                 11,431
Musashi Seimitsu Industry Co., Ltd. (a)              600                 15,551
Nice Corp.                                         2,000                  8,233
Nidec Copal Corp. (a)                              1,400                 15,676
Nishimatsuya Chain Co., Ltd.                         600                 11,333
Nissan Shatai Co., Ltd.                            2,000                 10,825
Nisshinbo Industries, Inc.                         4,000                 42,248
Nissin Kogyo Co., Ltd.                             1,000                 22,361
Noritake Co., Ltd.                                 4,000                 22,293
PanaHome Corp. (a)                                 4,000                 28,561
Parco Co., Ltd.                                    1,400                 17,467
Paris Miki, Inc.                                   2,700                 46,767
Pentax Corp. (a)                                   2,000                  8,775
Plenus Co., Ltd.                                   1,200                 32,423
Point, Inc.                                          200                 10,570
Press Kogyo Co., Ltd.                              2,000                  8,741
RESORTTRUST, Inc.                                    800                 23,377
Right On Co., Ltd. (a)                               400                 13,247
Riken Corp.                                        2,000                 13,603
Rinnai Corp.                                         800                 22,903
Ryowa Life Create Co., Ltd.                        2,300                 15,585
Sanden Corp.                                       4,000                 16,432
Sangetsu Co., Ltd.                                 1,800                 42,079
Sankyo Seiko Co., Ltd.                             2,000                  8,673
Sanyo Shokai Ltd.                                  4,000                 28,798
Seiko Corp.                                        2,000                 14,704
Senshukai Co., Ltd.                                2,000                 22,530
Shaddy Co., Ltd.                                     600                  8,248
Shimachu Co., Ltd.                                   600                 17,634
Showa Corp.                                        1,200                 21,751
T RAD Co., Ltd.                                    2,000                  8,707
Tenma Corp.                                          600                 11,384
Toei Co., Ltd.                                     2,000                 13,823
Tokai Rika Co., Ltd.                               1,400                 27,214
Tokai Rubber Industries, Inc.                      1,400                 20,277
Tokyo Dome Corp.                                   2,000                 10,079
Tokyo Style Co., Ltd.                              2,000                 24,105
Tokyotokeiba Co., Ltd.                             4,000                 12,061

                       See Notes to Financial Statements.


52  WisdomTree Trust International Equity Funds

WisdomTree Japan SmallCap Dividend Fund
September 30, 2006

================================================================================
Investments                                       Shares            U.S. $ Value
--------------------------------------------------------------------------------
TOMY Co., Ltd. (a)                                 2,100           $     14,603
Touei Housing Corp.                                1,000                 20,243
Toyo Tire & Rubber Co., Ltd.                       6,000                 25,715
Toyobo Co., Ltd.                                  18,000                 47,414
Toyota Auto Body Co., Ltd.                         2,700                 46,995
Unitika Ltd. (a)                                   8,000                 11,045
USS Co., Ltd.                                        520                 33,429
Wacoal Holdings Corp.                              2,000                 25,206
Xebio Co., Ltd.                                      400                 12,366
Yellow Hat Ltd.                                      800                  9,012
Yokohama Reito Co., Ltd.                           2,000                 15,195
Yokohama Rubber Co., Ltd. (The)                   12,000                 57,628
Zenrin Co., Ltd. (a)                                 400                  8,368
                                                                   -------------
Total Consumer Discretionary                                          2,097,290
--------------------------------------------------------------------------------
Consumer Staples - 11.7%
Aderans Co., Ltd.                                  1,000                 25,918
Arcs Co., Ltd.                                     1,800                 21,207
Ariake Japan Co., Ltd.                               600                 12,095
Asahi Soft Drinks Co., Ltd.                        1,000                 14,822
Calpis Co., Ltd.                                   2,000                 14,992
Circle K Sunkus Co. Ltd.                           2,100                 39,487
Coca-Cola West Japan Co., Ltd.                     2,100                 41,977
Dydo Drinco, Inc.                                    200                  7,826
Ezaki Glico Co., Ltd.                              2,000                 19,430
Fancl Corp.                                        1,000                 14,594
Fuji Oil Co., Ltd.                                 2,100                 19,014
Heiwado Co., Ltd. (a)                              1,000                 17,617
Hokuto Corp.                                       1,200                 19,921
House Foods Corp.                                  2,700                 44,595
Inageya Co. Ltd.                                   2,000                 14,907
Itoham Foods, Inc. (a)                             6,000                 24,800
Izumiya Co., Ltd.                                  2,000                 13,450
J-Oil Mills, Inc.                                  2,000                  8,402
Kagome Co., Ltd.                                   1,600                 24,014
Kasumi Co., Ltd.                                   2,000                 11,485
Katokichi Co., Ltd.                                3,500                 28,607
Kobayashi Pharmaceutical Co., Ltd.                   600                 22,920
KOSE Corp.                                           800                 25,816
Life Corp.                                           800                 11,661
Lion Corp. (a)                                     6,000                 32,321
Mandom Corp.                                       1,000                 24,393
Maruha Group, Inc. (a)                             6,000                 14,534
Matsumotokiyoshi Co., Ltd.                         1,000                 24,055
Meiji Dairies Corp.                                4,000                 27,036
Meiji Seika Kaisha Ltd.                            8,000                 40,656
Mercian Corp.                                      4,000                 10,130
Mikuni Coca-Cola Bottling Co., Ltd.                1,400                 14,787
Ministop Co., Ltd.                                   800                 13,586
Mitsui Sugar Co., Ltd.                             2,000                  6,623
Morinaga & Co., Ltd.                               8,000                 19,582
Morinaga Milk Industry Co., Ltd.                   6,000                 22,970
Myojo Foods Co., Ltd.                              2,000                 10,486
Nagatanien Co., Ltd.                               2,000                 15,144
Nichirei Corp.                                     6,000                 31,661
Nippon Beet Sugar Manufacturing Co., Ltd.          4,000                 11,960
Nippon Flour Mills Co., Ltd.                       4,000                 16,838
Nippon Suisan Kaisha Ltd.                          7,100                 39,089
Nisshin Oillio Group Ltd. (The)                    2,000                 11,604
Nosan Corp.                                        2,000                  5,726
QP Corp.                                           3,500                 33,083
Ryoshoku Ltd.                                        400                  9,385
Sakata Seed Corp.                                  1,200                 14,819
Sapporo Holdings Ltd. (a)                          6,000                 28,510
Seven & I Holdings Co., Ltd.                         440                 14,162
Showa Sangyo Co., Ltd.                             6,000                 15,195
Sundrug Co., Ltd.                                  1,000                 22,953
T. Hasegawa Co., Ltd. (a)                          1,000                 14,788
Takara Holdings, Inc.                              4,000                 23,512
Tokyu Store Chain Co., Ltd.                        2,000                 11,858
Toyo Suisan Kaisha Ltd.                            2,000                 28,849
Valor Co., Ltd.                                      400                  6,945
Yamazaki Baking Co., Ltd.                          4,000                 38,792
Yaoko Co., Ltd.                                      400                  9,486
                                                                   -------------
Total Consumer Staples                                                1,165,075
--------------------------------------------------------------------------------
Energy - 0.6%
AOC Holdings, Inc.                                   600                 10,596
Itochu Enex Co., Ltd.                              3,300                 19,117
Mitsuuroko Co., Ltd.                               2,000                 13,891
San-Ai Oil Co., Ltd.                               2,000                  7,877
Sinanen Co., Ltd.                                  2,000                  9,961
                                                                   -------------
Total Energy                                                             61,442
--------------------------------------------------------------------------------
Financials - 13.0%
Akita Bank Ltd. (The)                              2,000                 10,537
Aomori Bank Ltd. (The)                             4,000                 16,127
Awa Bank Ltd. (The)                                4,000                 22,157
Bank of Ikeda Ltd. (The)                             400                 20,599
Bank of Iwate Ltd. (The)                             300                 17,660
Bank of Nagoya Ltd. (The)                          2,000                 15,229
Bank of Okinawa Ltd. (The)                           400                 15,720
Bank of Saga Ltd. (The)                            4,000                 14,229
Central Finance Co., Ltd.                          2,000                 12,027
Century Leasing System, Inc.                       1,000                 12,840
Chukyo Bank Ltd. (The)                             4,000                 11,960
Cosmo Securities Co., Ltd. (a)                     8,000                 13,484
Daisan Bank Ltd. (The)                             4,000                 13,111

                       See Notes to Financial Statements.


                                 WisdomTree Trust International Equity Funds  53

WisdomTree Japan SmallCap Dividend Fund
September 30, 2006

================================================================================
Investments                                       Shares            U.S. $ Value
--------------------------------------------------------------------------------
Daishi Bank Ltd. (The)                             8,000           $     34,828
Diamond City Co., Ltd.                               800                 37,876
Ehime Bank Ltd. (The)                              4,000                 16,466
Eighteenth Bank Ltd. (The)                         2,000                 10,079
Fuji Fire & Marine Insurance Co., Ltd. (The)      10,000                 40,146
Fukui Bank Ltd. (The)                              4,000                 13,078
Fuyo General Lease Co., Ltd.                         400                 11,248
Heiwa Real Estate Co., Ltd.                        3,000                 18,702
Higo Bank Ltd. (The)                               4,000                 28,018
Hitachi Capital Corp.                              3,700                 70,511
Hokkoku Bank Ltd. (The)                            8,000                 35,845
Hokuetsu Bank Ltd. (The)                          10,000                 25,749
Hyakugo Bank Ltd. (The)                            4,000                 25,816
Hyakujushi Bank Ltd. (The)                         4,000                 25,037
Ichiyoshi Securities Co., Ltd.                     1,400                 18,747
JACCS Co., Ltd.                                    2,000                 21,243
Japan Securities Finance Co., Ltd.                 3,100                 36,707
Juroku Bank Ltd. (The)                             6,000                 35,624
Kagoshima Bank Ltd. (The)                          2,000                 14,704
Keiyo Bank Ltd. (The)                              4,000                 22,530
Marusan Securities Co., Ltd. (a)                   1,600                 21,547
Meiwa Estate Co., Ltd.                               600                  9,224
Michinoku Bank Ltd. (The)                          2,000                  7,996
Mie Bank Ltd. (The)                                2,000                 10,113
Millea Holdings, Inc.                                252                  8,794
Mito Securities Co., Ltd.                          2,000                 10,249
Miyazaki Bank Ltd. (The)                           2,000                 10,147
Musashino Bank Ltd. (The)                            400                 22,191
Nissin Co., Ltd.                                  57,300                 35,914
Ogaki Kyoritsu Bank Ltd. (The)                     4,000                 18,261
Oita Bank Ltd. (The)                               2,000                 14,365
Okasan Holdings, Inc.                              4,000                 35,303
Pocket Card Co., Ltd.                              1,200                 10,825
Ricoh Leasing Co., Ltd.                              400                 10,164
San-In Godo Bank Ltd. (The)                        2,000                 18,295
Sanyo Electric Credit Co., Ltd.                    1,000                 17,744
Sanyo Shinpan Finance Co., Ltd.                      820                 32,782
Shiga Bank Ltd. (The)                              2,000                 12,739
Shikoku Bank Ltd. (The)                            4,000                 18,261
Shinki Co., Ltd.                                   2,900                 15,966
Shoei Co., Ltd.                                      440                 13,603
Sumisho Lease Co., Ltd.                              400                 22,564
Sumitomo Real Estate Sales Co., Ltd.                 290                 24,710
TOC Co., Ltd.                                      2,000                 10,537
Tochigi Bank Ltd. (The)                            2,000                 12,434
Toho Bank Ltd. (The)                               4,000                 17,313
Tokai Tokyo Securities Co., Ltd.                   6,000                 30,847
Tokyo Tomin Bank Ltd. (The)                          800                 33,609
Tomato Bank Ltd.                                   4,000                  9,249
Towa Bank Ltd. (The)                               4,000                  9,385
Toyo Securities Co., Ltd.                          2,000                  9,554
Yamagata Bank Ltd. (The)                           2,000                 10,638
Yamanashi Chuo Bank Ltd. (The)                     2,000                 14,162
                                                                   -------------
Total Financials                                                      1,298,119
--------------------------------------------------------------------------------
Health Care - 4.5%
Alfresa Holdings Corp.                               700                 44,408
Fuso Pharmaceutical Industries, Ltd.               2,000                  6,064
Hitachi Medical Corp.                              2,000                 21,293
Hogy Medical Co., Ltd.                               200                  8,843
Kaken Pharmaceutical Co., Ltd.                     2,000                 13,620
Kissei Pharmaceutical Co., Ltd.                    2,000                 34,473
Miraca Holdings, Inc.                                400                  9,927
Mochida Pharmaceutical Co., Ltd.                   2,000                 16,466
Nagaileben Co., Ltd.                                 800                 15,449
Nichii Gakkan Co. (a)                                600                  9,386
Nihon Kohden Corp.                                 1,200                 21,243
Nikkiso Co., Ltd.                                  2,000                 18,871
Nippon Shinyaku Co., Ltd.                          2,000                 16,313
Nipro Corp.                                        2,000                 36,505
Paramount Bed Co., Ltd.                            1,200                 20,633
Seikagaku Corp.                                    1,400                 15,083
SSP Co., Ltd.                                      4,000                 22,733
Sysmex Corp.                                         400                 15,246
Toho Pharmaceutical Co., Ltd.                        400                  7,149
Topcon Corp. (a)                                     600                  8,639
Torii Pharmaceutical Co., Ltd.                       600                 11,053
Towa Pharmaceutical Co., Ltd.                        400                 10,164
Tsumura & Co.                                      2,000                 46,245
ZERIA Pharmaceutical Co., Ltd.                     2,000                 18,261
                                                                   -------------
Total Health Care                                                       448,067
--------------------------------------------------------------------------------
Industrials - 24.2%
Advan Co., Ltd. (a)                                  600                  6,840
Aica Kogyo Co., Ltd.                               1,800                 23,280
Aichi Corp.                                        1,200                 11,221
Aida Engineering Ltd.                              2,000                 12,400
Airport Facilities Co., Ltd.                       1,600                  9,513
Amano Corp.                                        2,300                 29,494
Asahi Diamond Industrial Co., Ltd.                 2,000                 14,179
Asahi Pretec Corp.                                   600                 13,848
Bando Chemical Industries Ltd.                     2,000                  9,029
Bunka Shutter Co., Ltd.                            2,000                 11,113
Central Glass Co., Ltd.                            6,000                 33,236
Chudenko Corp.                                     1,200                 18,447
CKD Corp.                                          1,000                 11,409
COMSYS Holdings Corp.                              2,000                 21,954

                       See Notes to Financial Statements.


54  WisdomTree Trust International Equity Funds

WisdomTree Japan SmallCap Dividend Fund
September 30, 2006

================================================================================
Investments                                       Shares            U.S. $ Value
--------------------------------------------------------------------------------
Cosel Co., Ltd.                                      600           $     10,494
Daifuku Co., Ltd.                                  1,000                 12,612
Daiichi Chuo Kisen Kaisha                         10,000                 19,227
Ebara Corp. (a)                                   10,000                 36,251
Fujitec Co., Ltd.                                  2,000                 12,519
Fukuyama Transporting Co., Ltd. (a)                8,000                 26,765
Futaba Corp.                                       1,400                 37,234
Goodwill Group, Inc. (The)                            29                 17,538
Hanwa Co., Ltd.                                   10,000                 36,336
Hibiya Engineering Ltd.                            2,000                 17,346
Hitachi Cable Ltd.                                 8,000                 36,116
Hitachi Plant Technologies Ltd.                    6,000                 33,287
Hitachi Transport System Ltd.                      2,500                 24,457
IBJ Leasing Co., Ltd.                                400                  9,978
Idec Corp.                                         1,200                 19,118
Iino Kaiun Kaisha Ltd.                             3,500                 32,461
Inaba Denki Sangyo Co., Ltd.                         800                 25,003
Iseki & Co., Ltd. (a)                              2,000                  5,980
Iwatani International Corp. (a)                    4,000                 11,688
Japan Airport Terminal Co., Ltd.                   1,400                 15,297
Japan Foundation Engineering Co., Ltd.             2,700                 10,634
Japan Pulp & Paper Co., Ltd.                       4,000                 15,415
Kamigumi Co., Ltd.                                 4,000                 31,203
Kandenko Co., Ltd.                                 4,000                 27,476
Keisei Electric Railway Co., Ltd.                  4,000                 24,529
Kintetsu World Express, Inc.                         400                  9,232
Kitz Corp.                                         2,000                 15,991
Kokuyo Co., Ltd.                                   1,800                 28,632
Komori Corp.                                       2,000                 40,740
Kyodo Printing Co., Ltd.                           2,000                  7,166
Kyowa Exeo Corp.                                   2,000                 20,904
Kyudenko Corp.                                     2,000                 10,367
Maeda Corp.                                        4,000                 17,482
Maeda Road Construction Co., Ltd.                  2,000                 14,500
Makino Milling Machine Co., Ltd.                   2,000                 17,025
Maruzen Showa Unyu Co., Ltd.                       2,000                  6,962
Max Co., Ltd.                                      2,000                 27,849
Meidensha Corp. (a)                                4,000                 14,433
Meitec Corp.                                       1,200                 36,895
Minebea Co., Ltd.                                  6,000                 32,829
MISUMI Group, Inc.                                 1,000                 17,152
Mitsuboshi Belting Co., Ltd.                       2,000                 12,620
Mitsui-Soko Co., Ltd.                              2,000                 10,960
Miura Co., Ltd.                                    1,000                 24,139
Moshi Moshi Hotline, Inc.                            200                  7,538
Nabtesco Corp.                                     2,000                 22,699
Nachi-Fujikoshi Corp.                              4,000                 19,278
Nagase & Co., Ltd.                                 2,000                 24,902
NEC Leasing Ltd.                                     400                  8,233
NEC Networks & System Integration Corp.              800                  8,463
Nichias Corp.                                      2,000                 14,077
Nichiha Corp.                                        600                  8,065
Nippo Corp.                                        2,000                 16,279
Nippon Densetsu Kogyo Co., Ltd.                    2,000                 12,976
Nippon Denwa Shisetsu Co., Ltd.                    2,000                  7,318
Nippon Kanzai Co., Ltd.                              400                  8,758
Nippon Koei Co., Ltd.                              2,000                  5,590
Nippon Konpo Unyu Soko Co., Ltd.                   2,000                 25,935
Nippon Sharyo Ltd.                                 4,000                  9,893
Nippon Signal Co., Ltd. (The)                      2,100                 14,443
Nippon Thompson Co., Ltd.                          2,000                 19,430
Nishimatsu Construction Co., Ltd. (a)             10,000                 37,352
Nishi-Nippon Railroad Co., Ltd.                    8,000                 29,950
Nissan Diesel Motor Co., Ltd.                      2,000                  7,894
Nissha Printing Co., Ltd.                            600                 27,239
Nissin Corp.                                       2,000                  7,742
Nitto Boseki Co., Ltd.                             4,000                 13,213
Nitto Kogyo Corp.                                  1,000                 17,956
Nitto Kohki Co., Ltd.                                600                 12,832
Nomura Co., Ltd.                                   2,000                 11,113
Noritz Corp.                                       1,200                 20,887
Oiles Corp.                                          400                  9,131
Okamura Corp.                                      2,000                 23,343
Okuma Holdings, Inc.                               2,000                 17,702
Okumura Corp.                                      6,000                 32,982
Onoken Co., Ltd.                                     800                  9,541
OSG Corp.                                          2,100                 29,917
Raito Kogyo Co., Ltd.                              2,500                  8,279
Ryobi Ltd.                                         2,000                 14,975
Sagami Railway Co., Ltd.                          10,000                 34,473
Sanki Engineering Co., Ltd.                        2,000                 11,892
Sankyo-Tateyama Holdings, Inc.                    12,000                 27,341
Sankyu, Inc.                                       2,000                 11,502
Sanwa Shutter Corp.                                8,000                 45,398
Sanyo Denki Co., Ltd.                              2,000                 13,162
Sato Corp.                                           600                 12,070
Secom Techno Service Co., Ltd.                     1,000                 44,043
Seino Holdings Corp.                               4,000                 47,058
Senko Co., Ltd.                                    4,000                 12,095
Shinmaywa Industries Ltd.                          2,000                  9,588
Shinwa Kaiun Kaisha Ltd.                           8,000                 24,190
Sohgo Security Services Co., Ltd.                  2,500                 44,254
Sumitomo Warehouse Co., Ltd. (The)                 4,000                 28,594
Tadano Ltd.                                        2,000                 18,414
Taikisha Ltd. (a)                                  1,400                 17,111
Takara Standard Co., Ltd.                          4,000                 22,937
                       See Notes to Financial Statements.


                                 WisdomTree Trust International Equity Funds  55

WisdomTree Japan SmallCap Dividend Fund
September 30, 2006

================================================================================
Investments                                       Shares            U.S. $ Value
--------------------------------------------------------------------------------
Takasago Thermal Engineering Co., Ltd.             2,000           $     16,940
Takuma Co., Ltd.                                   2,000                 10,520
Toa Corp.                                          6,000                  7,064
Toda Corp.                                         8,000                 37,471
Toenec Corp.                                       4,000                 16,669
Tokyo Kikai Seisakusho Ltd.                        2,000                  6,302
Tokyo Leasing Co., Ltd.                            1,000                 12,857
Tonami Transportation Co., Ltd.                    2,000                  5,353
Toppan Forms Co., Ltd.                             3,100                 39,201
Toshiba Machine Co., Ltd.                          2,000                 15,873
Toshiba Plant Systems & Services Corp.             4,000                 19,176
Trusco Nakayama Corp.                              1,000                 19,015
Tsubaki Nakashima Co., Ltd.                        1,400                 20,597
Tsubakimoto Chain Co.                              4,000                 18,464
Tsukishima Kikai Co., Ltd. (a)                     2,000                 21,768
UFJ Central Leasing Co., Ltd.                        200                  9,164
Union Tool Co.                                       200                  8,317
Yurtec Corp.                                       2,000                  9,300
                                                                   -------------
Total Industrials                                                     2,424,903
--------------------------------------------------------------------------------
Information Technology - 11.9%
Anritsu Corp.                                      2,000                 10,706
Arisawa Manufacturing Co., Ltd. (a)                1,400                 17,135
Canon Electronics, Inc.                              600                 21,039
Canon Finetech, Inc.                                 600                 10,545
Capcom Co., Ltd. (a)                               1,800                 26,162
CMK Corp.                                            600                  6,276
Daiwabo Information System Co., Ltd.               1,000                 12,798
Denki Kogyo Co., Ltd.                              2,000                 17,346
Disco Corp.                                          300                 18,422
Eizo Nanao Corp.                                     600                 15,500
Fuji Soft ABC, Inc.                                  400                 10,435
Fujitsu Devices, Inc.                              2,000                 25,579
Hakuto Co., Ltd.                                   1,000                 13,738
Hamamatsu Photonics K.K.                           1,000                 30,661
Hitachi Information Systems Ltd.                   1,000                 18,930
Hitachi Kokusai Electric, Inc.                     2,000                 23,275
Hitachi Maxell Ltd.                                2,300                 29,845
Hitachi Software Engineering Co., Ltd.             1,200                 21,395
Hitachi Systems & Services Ltd.                      400                  7,775
Horiba Ltd.                                          400                 12,197
Information Services International-Dentsu Ltd.
  (a)                                              1,000                  9,893
Invoice, Inc. (a)                                    562                 19,278
Japan Aviation Electronics Industry Ltd.           2,000                 28,323
Japan Digital Laboratory Co., Ltd.                   800                 12,434
Kaga Electronics Co., Ltd.                           800                 15,009
Koei Co., Ltd. (a)                                 2,300                 37,560
Mimasu Semiconductor Industry Co., Ltd.              400                  8,334
Mitsumi Electric Co., Ltd.                         1,400                 19,328
NEC Fielding Ltd.                                  2,100                 27,338
NEC Mobiling Ltd.                                    600                 11,739
Nichicon Corp.                                     1,600                 21,195
Nidec Copal Electronics Corp.                      1,200                  8,009
Nihon Unisys Ltd.                                    800                 14,331
Nippon Chemi-Con Corp.                             2,000                 14,297
Nippon System Development Co., Ltd.                  400                 16,296
NS Solutions Corp.                                   800                 20,802
OBIC Business Consultants Ltd.                       400                 29,814
Obic Co., Ltd.                                       110                 23,264
Oki Electric Industry Co., Ltd.                   10,000                 22,530
Roland DG Corp.                                      400                 12,840
Ryoden Trading Co., Ltd.                           2,000                 14,229
Ryosan Co., Ltd.                                   1,400                 35,930
Ryoyo Electro Corp.                                1,600                 22,388
Sanken Electric Co., Ltd.                          2,000                 25,884
Sanshin Electronics Co., Ltd.                      2,000                 20,548
Shimadzu Corp.                                     4,000                 30,797
SMK Corp.                                          2,000                 13,738
Star Micronics Co., Ltd.                           2,100                 39,932
Sumida Corp.                                         600                 12,171
Sumisho Computer Systems Corp.                     1,200                 24,241
Taiyo Yuden Co., Ltd.                              2,000                 30,051
TIS, Inc.                                            800                 18,871
TKC Corp.                                            600                 11,409
Toa Corp.                                          2,000                 15,974
Tokyo Seimitsu Co., Ltd.                             400                 21,005
Toshiba TEC Corp.                                  8,000                 37,404
Toyo Corp. (a)                                       800                 10,909
Trans Cosmos, Inc.                                   600                 11,816
ULVAC, Inc.                                          400                 14,060
Uniden Corp.                                       2,000                 21,090
Yamatake Corp.                                     1,600                 39,437
                                                                   -------------
Total Information Technology                                          1,194,257
--------------------------------------------------------------------------------
Materials - 11.7%
Achilles Corp.                                     4,000                  7,420
ADEKA Corp.                                        1,800                 19,286
Aichi Steel Corp.                                  2,000                 13,941
Air Water, Inc.                                    4,000                 37,573
Asahi Organic Chemicals Industry Co., Ltd.         2,000                  7,708
Chuetsu Pulp & Paper Co., Ltd.                     4,000                  8,673
Daiken Corp.                                       4,000                 14,094
Dainichiseika Color & Chemicals  Manufacturing
  Co., Ltd.                                        2,000                 10,570
Daio Paper Corp.                                   2,000                 17,753
Denki Kagaku Kogyo K.K.                           10,000                 38,792
Earth Chemical Co., Ltd.                             600                 13,061
Fuji Seal International, Inc.                        400                 10,503

                       See Notes to Financial Statements.


56  WisdomTree Trust International Equity Funds

Schedule of Investments (unaudited) (concluded)
WisdomTree Japan SmallCap Dividend Fund
September 30, 2006

================================================================================
Investments                                       Shares            U.S. $ Value
--------------------------------------------------------------------------------
Godo Steel Ltd.                                    4,000           $     21,547
Gun-Ei Chemical Industry Co., Ltd.                 2,000                  5,997
Hokuetsu Paper Mills Ltd.                          6,000                 36,438
Koatsu Gas Kogyo Co., Ltd.                         2,000                 11,943
Kureha Corp.                                       6,000                 26,985
Lintec Corp.                                         800                 18,532
Maruichi Steel Tube Ltd.                           3,100                 73,649
Mitsubishi Plastics, Inc.                          4,000                 11,587
Mitsubishi Steel Manufacturing Co., Ltd.           2,000                 10,113
Nakayama Steel Works Ltd.                          4,000                 13,654
Nifco, Inc.                                        2,100                 45,533
Nihon Parkerizing Co., Ltd.                        2,000                 33,371
Nihon Yamamura Glass Co., Ltd.                     4,000                 11,451
Nippon Denko Co., Ltd.                             4,000                 16,432
Nippon Kayaku Co., Ltd.                            4,000                 33,914
Nippon Light Metal Co., Ltd.                      12,000                 30,187
Nippon Metal Industry Co., Ltd. (a)                6,000                 14,077
Nippon Paint Co., Ltd. (a)                         8,000                 41,672
Nippon Valqua Industries Ltd.                      4,000                 13,382
NOF Corp.                                          4,000                 25,071
Okamoto Industries, Inc.                           4,000                 14,602
Pacific Metals Co., Ltd.                           4,000                 31,339
Rengo Co., Ltd.                                    4,000                 26,629
S.T. Chemical Co., Ltd. (a)                          800                 10,428
Sanyo Chemical Industries Ltd. (a)                 4,000                 27,273
Sanyo Special Steel Co., Ltd.                      2,000                 15,483
Shin-Etsu Polymer Co., Ltd.                          800                 11,506
Sumitomo Bakelite Co., Ltd.                        4,000                 30,221
Sumitomo Light Metal Industries Ltd.               6,000                 12,552
Sumitomo Osaka Cement Co., Ltd.                    8,000                 23,716
Sumitomo Seika Chemicals Co., Ltd.                 2,000                 11,672
Taiyo Ink Manufacturing Co., Ltd.                    200                 11,113
Takasago International Corp.                       2,000                  9,639
Toagosei Co., Ltd.                                 8,000                 31,982
Toho Zinc Co., Ltd.                                2,000                 15,449
Tokai Carbon Co., Ltd.                             2,000                 12,739
Tokyo Ohka Kogyo Co., Ltd.                           800                 21,276
Tomoku Co., Ltd.                                   4,000                  9,080
Topy Industries Ltd.                               4,000                 15,347
Toyo Ink Manufacturing Co., Ltd.                   8,000                 31,305
Wood One Co., Ltd. (a)                             2,000                 18,786
Yamato Kogyo Co., Ltd.                             1,600                 34,489
Yodogawa Steel Works Ltd.                          8,000                 38,420
Yushiro Chemical Industry Co., Ltd. (a)              600                 12,019
                                                                   -------------
Total Materials                                                       1,171,974
--------------------------------------------------------------------------------
Utilities - 1.0%
Saibu Gas Co., Ltd.                               12,000                 27,239
TOHO GAS Co., Ltd.                                14,000                 60,238
Tokai Corp.                                        2,000                  7,369
                                                                   -------------
Total Utilities                                                          94,846
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $9,780,328)                                                    9,955,973
================================================================================
INVESTMENTS OF CASH COLLATERAL FOR
SECURITIES LOANED - 3.7%
MONEY MARKET FUNDS (b) - 3.7%
UBS Enhanced Yield Portfolio, 5.30%              200,000                200,000
UBS Private Money Market Fund LLC, 5.23%         177,744                177,744
                                                                   -------------
TOTAL INVESTMENTS OF CASH COLLATERAL FOR
SECURITIES LOANED
(Cost: $377,744) (c)                                                    377,744
================================================================================
TOTAL INVESTMENTS IN SECURITIES - 103.3%
(Cost: $10,158,072) (d)                                              10,333,717
Liabilities in Excess of Cash, Foreign Cash
and Other Assets - (3.3)%                                              (332,917)
                                                                   -------------
NET ASSETS - 100.0%                                                  10,000,800
================================================================================

(a)   Security, or portion thereof, was on loan at September 30, 2006 (See Note
      2).
(b)   Interest rates shown reflect yields as of September 30, 2006.
(c) At September 30, 2006, the total market value of the Fund's securities on loan was $350,799 and the total market value of the collateral held by the Fund was $377,744.
(d) Aggregate cost for Federal income tax purposes was substantially the same as for book purposes.

                       See Notes to Financial Statements.


                                 WisdomTree Trust International Equity Funds  57

Schedule of Investments (unaudited)
WisdomTree Pacific ex-Japan Total Dividend Fund
September 30, 2006

================================================================================
Investments                                       Shares            U.S. $ Value
--------------------------------------------------------------------------------
COMMON STOCKS - 98.2%
Australia - 58.3%
A.B.C. Learning Centres Ltd. (a)                   4,786           $     22,358
Adelaide Bank Ltd. (a)                             2,606                 24,990
Adelaide Brighton Ltd.                            12,876                 22,677
Alinta Ltd.                                        3,178                 27,036
Allco Finance Group Ltd.                           2,984                 23,693
Alumina Ltd.                                       9,216                 42,571
Amcor Ltd.                                         9,603                 53,245
AMP Ltd.                                          17,342                115,697
APN News & Media Ltd.                              6,414                 24,315
Aristocrat Leisure Ltd.                            2,974                 31,292
Australia & New Zealand Banking Group Ltd.        21,895                438,869
Australian Gas Light Co., Ltd.                     4,758                 76,162
Australian Pipeline Trust                          1,714                  6,229
Australian Stock Exchange Ltd.                     4,560                110,594
AXA Asia Pacific Holdings Ltd.                     8,600                 41,715
Bank of Queensland Ltd. (a)                        2,408                 27,799
Baycorp Advantage Ltd.                            10,087                 22,883
Bendigo Bank Ltd.                                  2,649                 28,565
BHP Billiton Ltd.                                 14,655                280,296
Billabong International Ltd. (a)                   2,300                 25,145
BlueScope Steel Ltd.                              11,723                 56,689
Boral Ltd.                                         6,127                 33,058
Brambles Industries Ltd. (a)                       6,028                 57,355
Caltex Australia Ltd.                              1,860                 33,174
Challenger Financial Services Group Ltd.           9,866                 25,548
Coates Hire Ltd.                                   5,346                 22,740
Coca-Cola Amatil Ltd.                              9,726                 48,556
Cochlear Ltd.                                        628                 24,838
Coles Myer Ltd.                                   11,745                126,124
Commonwealth Bank of Australia                    16,853                575,376
Computershare Ltd.                                 4,164                 23,959
Corporate Express Australia Ltd.                   5,255                 20,588
CSL Ltd.                                             606                 24,434
CSR Ltd.                                           9,378                 20,855
David Jones Ltd. (a)                              11,329                 29,505
Downer EDI Ltd.                                    4,125                 18,470
Energy Resources of Australia Ltd.                 2,717                 25,345
Foster's Group Ltd.                               21,078                101,298
Futuris Corp., Ltd.                               14,712                 22,287
Harvey Norman Holdings Ltd.                        8,201                 21,665
Iluka Resources Ltd.                               4,935                 26,184
Insurance Australia Group Ltd.                    23,552                 92,800
John Fairfax Holdings Ltd.                        12,772                 40,220
Leighton Holdings Ltd.                             2,340                 33,772
Lend Lease Corp. Ltd.                              4,834                 57,790
Lion Nathan Ltd.                                   5,910                 35,724
Macquarie Bank Ltd.                                1,800                 92,886
Metcash Ltd.                                       7,653                 24,786
National Australia Bank Ltd.                      19,795                542,133
Newcrest Mining Ltd.                               1,633                 27,419
Nufarm Ltd. (a)                                    3,140                 22,964
OneSteel Ltd.                                      8,596                 26,942
Orica Ltd.                                         2,097                 35,163
Origin Energy Ltd.                                 5,473                 27,242
PaperlinX Ltd.                                    10,276                 29,524
Perpetual Ltd. (a)                                   483                 26,348
Promina Group Ltd.                                11,991                 53,063
Publishing & Broadcasting Ltd.                     5,557                 77,297
Qantas Airways Ltd.                               34,856                101,703
QBE Insurance Group Ltd.                           6,075                111,070
Rinker Group Ltd.                                  3,339                 34,635
Rio Tinto Ltd. (a)                                 1,756                 91,860
Rural Press Ltd.                                   3,019                 25,008
Santos Ltd.                                        5,703                 47,623
Seek Ltd.                                          7,287                 27,462
Seven Network Ltd. (a)                             3,869                 25,437
Sigma Pharmaceuticals Ltd.                        12,876                 25,079
Sims Group Ltd.                                    1,868                 28,856
Sonic Healthcare Ltd.                              2,324                 22,858
St.George Bank Ltd.                                6,934                156,477
Suncorp-Metway Ltd.                                7,526                123,221
Symbion Health Ltd.                               10,585                 27,015
TABCORP Holdings Ltd.                              8,211                 95,771
Telstra Corp. Ltd. (a)                           125,078                346,289
Ten Network Holdings Ltd. (a)                     10,982                 23,930
Toll Holdings Ltd.                                 2,207                 25,347
Transfield Services Ltd.                           4,246                 26,774
United Group Ltd.                                  2,434                 25,792
Washington H. Soul Pattinson & Co., Ltd.           3,865                 24,026
Wesfarmers Ltd.                                    5,914                154,156
West Australian Newspapers Holdings Ltd.           3,740                 25,314
Westpac Banking Corp.                             22,231                376,756
Woodside Petroleum Ltd.                            4,096                119,973
Woolworths Ltd.                                    9,746                147,350
WorleyParsons Ltd.                                 1,641                 20,573
                                                                   -------------
Total Australia                                                       6,290,607
--------------------------------------------------------------------------------
Hong Kong - 26.0%
Bank of East Asia Ltd.                            13,216                 60,294
Beijing Enterprises Holdings Ltd.                  4,004                  7,554
BOC Hong Kong (Holdings) Ltd.                     96,626                217,005
Cheung Kong (Holdings) Ltd.                       10,015                107,511
China Merchants Holdings (International)
  Co., Ltd.                                        8,009                 23,486
China Mobile Ltd.                                 84,613                597,766

                       See Notes to Financial Statements.


58  WisdomTree Trust International Equity Funds

WisdomTree Pacific ex-Japan Total Dividend Fund
September 30, 2006

================================================================================
Investments                                       Shares            U.S. $ Value
--------------------------------------------------------------------------------
China National Aviation Co., Ltd.                 12,017           $      4,241
China Netcom Group Corp. Ltd.                      4,004                  7,184
China Overseas Land & Investment Ltd.             20,026                 15,446
China Resources Enterprise, Ltd.                   8,009                 17,350
China Resources Power Holdings Co.                12,017                 12,708
China Travel International Investment
  Hong Kong Ltd.                                  40,052                  8,841
China Unicom Ltd.                                 36,047                 35,528
CITIC International Financial Holdings Ltd. (a)   28,039                 16,120
CITIC Pacific Ltd.                                20,026                 61,680
CLP Holdings Ltd.                                 24,031                145,562
CNOOC Ltd.                                       107,140                 89,097
Dah Sing Banking Group Ltd.                        4,004                  8,561
Dah Sing Financial Holdings Ltd.                     799                  7,193
Denway Motors Ltd.                                40,052                 14,495
Guangdong Investment Ltd.                         28,039                 11,335
Guangzhou Investment Co., Ltd.                    16,022                  3,146
Hang Lung Group Ltd.                               8,009                 20,608
Hang Lung Properties Ltd.                         26,033                 55,592
Hang Seng Bank Ltd.                               19,927                251,765
Henderson Investment Ltd.                         12,017                 21,683
Henderson Land Development Co., Ltd.               8,009                 45,018
Hong Kong & China Gas Co. Ltd. (The)               8,009                 18,768
Hong Kong Aircraft Engineering Co. Ltd.              799                 11,351
Hong Kong Exchanges and Clearing Ltd.              4,004                 29,212
Hongkong & Shanghai Hotels Ltd. (The)              6,006                  7,631
Hongkong Electric Holdings Ltd.                   19,025                 88,994
Hopewell Holdings Ltd.                             6,006                 17,111
Hung Hing Printing Group Ltd.                     12,017                  6,477
Hutchison Whampoa Ltd.                            20,026                176,814
Hysan Development Co., Ltd.                        4,004                 10,267
i-CABLE Communications Ltd.                       34,045                  6,685
Industrial & Commercial Bank of China Ltd.        10,015                 17,454
Lenovo Group Ltd. (a)                             32,043                 12,583
MTR Corp.                                         23,030                 57,810
New World Development Ltd.                        16,022                 27,593
Oriental Press Group Ltd.                         36,047                  6,476
PCCW Ltd.                                         42,054                 25,689
Shanghai Industrial Holdings Ltd.                  6,006                 11,346
Shaw Brothers (Hong Kong) Ltd.                     6,006                 11,099
Shenzhen Investment Ltd.                          12,017                  4,241
Shun TAK Holdings Ltd.                             4,004                  4,717
Silver Grant International Industries Ltd.        12,017                  2,853
Singamas Container Holdings Ltd.                   8,009                  4,214
Sino Land Co. (a)                                 16,022                 28,375
Sun Hung Kai & Co., Ltd.                          10,015                  9,806
Sun Hung Kai Properties Ltd.                      14,019                153,013
Swire Pacific Ltd. Class A                         5,006                 52,294
Swire Pacific Ltd. Class B                        15,020                 28,104
Techtronic Industries Co.                          5,006                  7,388
Television Broadcasts Ltd.                         2,002                 10,791
Wharf Holdings Ltd.                               12,017                 41,176
Wheelock & Co., Ltd.                               4,004                  7,009
Wheelock Properties Ltd.                          10,015                  7,686
Wing Hang Bank Ltd.                                2,002                 19,552
Wing Lung Bank Ltd.                                1,804                 17,769
                                                                   -------------
Total Hong Kong                                                       2,809,117
--------------------------------------------------------------------------------
New Zealand - 3.0%
Air New Zealand Ltd.                              11,841                 10,360
Auckland International Airport Ltd.               14,226                 18,855
CanWest MediaWorks (NZ) Ltd.                       2,813                  2,590
Contact Energy Ltd.                                4,351                 20,311
Fisher & Paykel Appliances Holdings Ltd.           3,245                  7,648
Fisher & Paykel Healthcare Corp.                   3,779                 10,239
Fletcher Building Ltd.                             5,360                 30,026
Freightways Ltd.                                   1,702                  4,123
Hallenstein Glasson Holdings Ltd.                  1,218                  4,191
Infratil Ltd.                                      1,629                  4,382
Mainfreight Ltd.                                     471                  2,014
New Zealand Refining Co., Ltd. (The)               3,414                 14,043
Nuplex Industries Ltd.                             1,041                  4,350
PGG Wrightson Ltd.                                 3,573                  3,872
Port of Tauranga Ltd.                              1,485                  4,799
Pumpkin Patch Ltd.                                   982                  2,597
Ryman Healthcare Ltd.                                406                  2,359
Sanford Ltd.                                       1,282                  3,976
Sky City Entertainment Group Ltd.                  5,674                 19,634
Steel & Tube Holdings Ltd.                         1,790                  5,376
Telecom Corp. of New Zealand Ltd.                 47,472                134,826
Tourism Holdings Ltd.                              1,826                  2,325
Vector Ltd.                                        6,622                 10,247
                                                                   -------------
Total New Zealand                                                       323,143
--------------------------------------------------------------------------------
Singapore - 10.9%
Allgreen Properties Ltd.                          10,000                 10,023
Ascendas Real Estate Investment Trust             14,000                 18,974
Ascott Group Ltd. (The)                            8,000                  5,144
CapitaCommercial Trust                             4,000                  5,572
CapitaLand Ltd.                                    6,000                 19,100
CapitaMall Trust Management Ltd.                  12,000                 19,213
Cerebos Pacific Ltd.                               2,000                  3,694
Chuan Hup Holdings Ltd.                           36,000                  7,262
City Developments Ltd.                             2,000                 13,490
ComfortDelgro Corp., Ltd.                         16,000                 17,045
Cosco Corp. (Singapore) Ltd.                       6,000                  6,278
Creative Technology Ltd.                             800                  5,245
DBS Group Holdings Ltd.                           14,000                169,440

                       See Notes to Financial Statements.


                                 WisdomTree Trust International Equity Funds  59

Schedule of Investments (unaudited) (concluded)
WisdomTree Pacific ex-Japan Total Dividend Fund
September 30, 2006

================================================================================
Investments                                       Shares            U.S. $ Value
--------------------------------------------------------------------------------
Elec & Eltek International Co., Ltd.               2,000           $      5,320
Fraser and Neave Ltd.                             10,000                 26,097
Guocoland Ltd.                                     4,000                  6,026
Haw Par Corp., Ltd.                                2,000                  8,006
Hi-P International Ltd.                            6,000                  3,158
Hong Leong Finance Ltd.                            4,000                  8,220
Jardine Cycle & Carriage Ltd.                      2,000                 15,129
Jaya Holdings Ltd.                                 8,000                  7,010
Keppel Corp. Ltd.                                  2,000                 18,659
Keppel Land Ltd.                                   2,000                  6,253
Keppel Telecommunications &
  Transportation Ltd.                              4,000                  3,984
Labroy Marine Ltd.                                 6,000                  6,430
MFS Technology Ltd.                                6,000                  4,009
MobileOne Ltd.                                    12,000                 15,961
Oversea-Chinese Banking Corp. Ltd.                22,000                 90,835
Overseas Union Enterprise Ltd.                     4,000                 25,719
Parkway Holdings Ltd.                              6,000                 10,590
Petra Foods Ltd.                                   6,000                  6,089
Raffles Education Corp., Ltd.                      2,000                  3,202
Raffles Holdings Ltd.                             12,000                  5,522
SBS Transit Ltd.                                   3,000                  4,160
SembCorp Industries Ltd.                           8,000                 16,944
SembCorp Marine Ltd.                               8,000                 16,843
SIA Engineering Co., Ltd.                          4,000                  8,875
Singapore Airlines Ltd.                            8,000                 73,626
Singapore Airport Terminal Services Ltd.           8,000                 10,993
Singapore Exchange Ltd.                            4,000                 11,195
Singapore Land Ltd.                                2,000                  9,897
Singapore Petroleum Co., Ltd.                      2,000                  5,925
Singapore Post Ltd.                               22,000                 14,007
Singapore Press Holdings Ltd.                     12,000                 31,014
Singapore Technologies Engineering Ltd.            8,000                 14,372
Singapore Telecommunications Ltd.                 97,450                149,885
SMRT Corp. Ltd.                                   18,000                 12,595
StarHub Ltd.                                      15,714                 22,287
Straits Trading Co., Ltd.                          2,000                  3,719
Suntec Real Estate Investment Trust               14,000                 13,061
United Industrial Corp., Ltd.                      4,000                  4,110
United Overseas Bank Ltd.                         12,000                123,298
UOB Kay Hian Holdings Ltd.                         8,000                  6,505
UOL Group Ltd.                                     4,000                  8,825
Venture Corp., Ltd.                                2,000                 15,885
Want Want Holdings Ltd.                            4,000                  6,200
WBL Corp., Ltd. (a)                                2,000                  6,278
Wheelock Properties (Singapore) Ltd.               4,000                  4,513
                                                                   -------------
Total Singapore                                                       1,171,711
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS (Cost: $10,109,419)                              10,594,578
================================================================================
WARRANTS* - 0.0%
Hong Kong - 0.0%
China Overseas Land & Investment Ltd.,
expiring 07/18/07
(Cost: $0)                                         5,071                 1,093
                                                                   -------------
TOTAL LONG-TERM INVESTMENTS
(Cost: $10,109,419)                                                  10,595,671
================================================================================
SHORT-TERM INVESTMENT - 1.1%
MONEY MARKET FUND - 1.1%
United States - 1.1%
Columbia Cash Reserves Fund, 4.92% (b)
(Cost: $119,055)                                 119,055                119,055
================================================================================
INVESTMENTS OF CASH COLLATERAL FOR
SECURITIES LOANED - 3.6%
MONEY MARKET FUNDS (c) - 3.6%
UBS Enhanced Yield Portfolio, 5.30%              100,000                100,000
UBS Private Money Market Fund LLC, 5.23%         289,768                289,768
                                                                   -------------
TOTAL INVESTMENTS OF CASH COLLATERAL FOR
SECURITIES LOANED
(Cost: $389,768) (d)                                                    389,768
================================================================================
TOTAL INVESTMENTS IN SECURITIES - 102.9%
(Cost: $10,618,242) (e)                                              11,104,494
Liabilities in Excess of Cash, Foreign Cash
and Other Assets - (2.9)%                                              (315,793)
                                                                   -------------
NET ASSETS - 100.0%                                                 $10,788,701
================================================================================

*     Non-income producing security.
(a)   Security, or portion thereof, was on loan at September 30, 2006 (See Note
      2).
(b)   Rate shown represents annualized 7-day yield as of September 30, 2006.
(c)   Interest rates shown reflect yields as of September 30, 2006.
(d) At September 30, 2006, the total market value of the Fund's securities on loan was $366,897 and the total market value of the collateral held by the Fund was $389,768.
(e) Aggregate cost for Federal income tax purposes was substantially the same as for book purposes.

                       See Notes to Financial Statements.


60  WisdomTree Trust International Equity Funds

Schedule of Investments (unaudited)
WisdomTree Pacific ex-Japan High-Yielding Equity Fund
September 30, 2006 (unaudited)

================================================================================
Investments                                       Shares            U.S. $ Value
--------------------------------------------------------------------------------
COMMON STOCKS - 98.6%
Australia - 86.2%
Adelaide Bank Ltd. (a)                             8,167           $     78,316
Adelaide Brighton Ltd.                            40,563                 71,438
Alesco Corp., Ltd. (a)                             8,203                 57,542
Alinta Ltd.                                       15,424                131,216
Amcor Ltd.                                        40,071                222,179
Austereo Group Ltd.                               45,087                 61,909
Australia & New Zealand Banking Group Ltd.        61,540              1,233,525
Australian Pharmaceutical Industries Ltd.         33,196                 55,243
Australian Pipeline Trust (a)                     23,032                 83,704
AWB Ltd.                                          35,680                 87,068
Baycorp Advantage Ltd.                             4,480                 10,164
BlueScope Steel Ltd.                              46,786                226,242
Bradken Ltd.                                       4,237                 18,971
City Pacific Ltd.                                 27,978                 97,085
Coca-Cola Amatil Ltd.                             40,356                201,473
Colorado Group Ltd.                                6,613                 20,677
Commonwealth Bank of Australia                    40,009              1,365,945
Consolidated Minerals Ltd. (a)                    34,912                 45,593
Crane Group Ltd. (a)                               6,346                 56,544
CSR Ltd.                                          41,673                 92,673
David Jones Ltd. (a)                              39,270                102,275
Excel Coal Ltd.                                   13,582                 96,288
Flight Centre Ltd. (a)                             9,169                 92,303
Futuris Corp., Ltd.                               45,027                 68,211
Galileo Shopping America Trust                    94,900                 87,107
Great Southern Plantations Ltd. (a)               23,690                 44,020
GUD Holdings Ltd.                                  9,991                 52,340
Gunns Ltd.                                        29,511                 56,378
GWA International Ltd.                            29,739                 72,348
Hills Industries Ltd. (a)                         19,397                 67,454
Insurance Australia Group Ltd.                    90,112                355,059
IWL Ltd.                                           2,629                 10,084
John Fairfax Holdings Ltd.                        55,878                175,971
Jubilee Mines NL                                  12,551                 95,535
Just Group Ltd. (a)                               22,183                 62,078
Lend Lease Corp. Ltd.                             20,060                239,816
Lion Nathan Ltd.                                  26,057                157,505
MacArthur Coal Ltd. (a)                           22,096                 75,850
McGuigan Simeon Wines Ltd.                         7,513                 13,736
Mortgage Choice Ltd.                               5,482                 10,636
National Australia Bank Ltd.                      48,676              1,333,108
New Hope Corp. Ltd.                               66,317                 67,800
Oakton Ltd.                                        3,301                  9,730
OAMPS Ltd.                                         7,546                 25,340
Pacific Brands Ltd.                               56,064                105,849
Perpetual Ltd. (a)                                 3,295                179,745
Prime Television Ltd.                              4,846                 12,368
Programmed Maintenance Services Ltd.               3,031                  9,432
Promina Group Ltd.                                49,438                218,776
Qantas Airways Ltd.                              134,483                392,400
Repco Corp., Ltd. (a)                             39,186                 35,968
Ridley Corp., Ltd.                                13,489                 11,425
Rural Press Ltd.                                   9,742                 80,697
Salmat Ltd.                                        6,577                 15,362
Sims Group Ltd.                                    8,932                137,976
Skilled Group Ltd.                                 4,063                 16,797
Smorgon Steel Group Ltd.                          88,497                109,958
Southern Cross Broadcasting Australia Ltd. (a)     7,726                 74,375
Spotless Group Ltd. (a)                           19,385                 66,833
St.George Bank Ltd. (a)                           25,583                577,321
STW Communications Group Ltd.                     24,026                 50,023
Suncorp-Metway Ltd.                               28,440                465,640
Sunland Group Ltd.                                31,837                 56,307
TABCORP Holdings Ltd.                             31,423                366,515
Telstra Corp. Ltd. (a)                           397,592              1,100,768
Ten Network Holdings Ltd. (a)                     41,538                 90,513
Tishman Speyer Office Fund                        36,583                 64,974
Wesfarmers Ltd.                                   21,811                568,537
West Australian Newspapers Holdings Ltd.          16,003                108,316
Westpac Banking Corp.                             66,418              1,125,608
                                                                   -------------
Total Australia                                                      13,630,962
--------------------------------------------------------------------------------
Hong Kong - 0.5%
Fubon Bank (Hong Kong) Ltd.                       48,208                 18,684
Hung Hing Printing Group Ltd.                     30,130                 16,240
Oriental Press Group Ltd.                        269,146                 48,356
                                                                   -------------
Total Hong Kong                                                          83,280
--------------------------------------------------------------------------------
New Zealand - 7.3%
Air New Zealand Ltd.                              85,531                 74,830
Auckland International Airport Ltd.               75,937                100,646
CanWest MediaWorks (NZ) Ltd.                      10,225                  9,413
Fisher & Paykel Appliances Holdings Ltd.          24,011                 56,593
Fletcher Building Ltd.                            24,521                137,364
Freightways Ltd.                                   6,169                 14,943
New Zealand Refining Co., Ltd. (The)              20,080                 82,594
Nuplex Industries Ltd.                             3,775                 15,774
Sanford Ltd.                                       4,642                 14,396
Sky City Entertainment Group Ltd.                 29,892                103,436
Telecom Corp. of New Zealand Ltd.                177,025                502,771
Warehouse Group Ltd. (The)                         9,398                 39,454
                                                                   -------------
Total New Zealand                                                     1,152,214
--------------------------------------------------------------------------------

                       See Notes to Financial Statements.


                                 WisdomTree Trust International Equity Funds  61

Schedule of Investments (unaudited) (concluded)
WisdomTree Pacific ex-Japan High-Yielding Equity Fund
September 30, 2006 (unaudited)

================================================================================
Investments                                       Shares            U.S. $ Value
--------------------------------------------------------------------------------
Singapore - 4.6%
Ascendas Real Estate Investment Trust             72,000           $     97,579
Chuan Hup Holdings Ltd.                          291,000                 58,699
Fortune Real Estate Investment Trust              15,000                 11,357
Hong Leong Finance Ltd.                           33,000                 67,814
Jaya Holdings Ltd.                                65,000                 56,953
Macquarie MEAG Prime Real Estate
Investment Trust                                  12,000                  7,375
MobileOne Ltd.                                    69,000                 91,774
Robinson & Co., Ltd.                               3,000                 12,576
SMRT Corp. Ltd.                                  108,000                 75,567
StarHub Ltd.                                      75,857                107,588
Suntec Real Estate Investment Trust               90,000                 83,964
UOB Kay Hian Holdings Ltd.                        72,000                 58,548
                                                                   -------------
Total Singapore                                                         729,794
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $15,235,992)                                                  15,596,250
================================================================================
SHORT-TERM INVESTMENT - 0.8%
MONEY MARKET FUND - 0.8%
United States - 0.8%
Columbia Cash Reserves Fund, 4.92% (b)
(Cost: $120,739)                                 120,739                120,739
================================================================================
INVESTMENTS OF CASH COLLATERAL FOR
SECURITIES LOANED - 15.5%
MONEY MARKET FUNDS (c) - 15.5%
UBS Enhanced Yield Portfolio, 5.30 %             100,000                100,000
UBS Private Money Market Fund LLC, 5.23%       2,358,154              2,358,154
                                                                   -------------
TOTAL INVESTMENTS OF CASH COLLATERAL FOR
SECURITIES LOANED
(Cost: $2,458,154) (d)                                                2,458,154
================================================================================
TOTAL INVESTMENTS IN SECURITIES - 114.9%
(Cost: $17,814,885) (e)                                              18,175,143
Liabilities in Excess of Foreign Cash
and Other Assets - (14.9) %                                          (2,353,021)
                                                                   -------------
NET ASSETS - 100.0%                                                  15,822,122
================================================================================

(a)   Security, or portion thereof, was on loan at September 30, 2006 (See Note
      2).
(b)   Rate shown represents annualized 7-day yield as of September 30, 2006.
(c)   Interest rates shown reflect yields as of September 30, 2006.
(d) At September 30, 2006, the total market value of the Fund's securities on loan was $2,321,341 and the total market value of the collateral held by the Fund was $2,458,154.
(e) Aggregate cost for Federal income tax purposes was substantially the same as for book purposes.

                       See Notes to Financial Statements.


62  WisdomTree Trust International Equity Funds

Schedule of Investments (unaudited)
WisdomTree International LargeCap Dividend Fund
September 30, 2006

================================================================================
Investments                                       Shares            U.S. $ Value
--------------------------------------------------------------------------------
COMMON STOCKS - 99.3%
Australia - 5.8%
AMP Ltd.                                           8,124           $     54,199
Australia & New Zealand Banking Group Ltd.        10,265                205,754
BHP Billiton Ltd.                                  6,864                131,283
Commonwealth Bank of Australia                     7,894                269,508
Macquarie Bank Ltd.                                  840                 43,347
National Australia Bank Ltd.                       9,270                253,881
QBE Insurance Group Ltd.                           2,846                 52,034
Rinker Group Ltd.                                  1,566                 16,244
Rio Tinto Ltd. (a)                                   820                 42,896
St.George Bank Ltd.                                3,246                 73,251
Telstra Corp. Ltd.                                58,623                162,303
Westpac Banking Corp.                             10,420                176,591
Woodside Petroleum Ltd.                            1,916                 56,120
Woolworths Ltd.                                    4,567                 69,049
                                                                   -------------
Total Australia                                                       1,606,460
--------------------------------------------------------------------------------
Austria - 0.3%
Bank Austria Creditanstalt AG                        341                 45,572
Erste Bank der oesterreichischen Sparkassen AG       310                 19,281
OMV AG                                               295                 15,269
Telekom Austria AG                                   600                 15,125
                                                                   -------------
Total Austria                                                            95,247
--------------------------------------------------------------------------------
Belgium - 2.2%
Belgacom S.A.                                      2,031                 79,087
Dexia N.V.                                         3,086                 79,865
Fortis N.V.                                        6,784                275,082
Groupe Bruxelles Lambert S.A.                        280                 29,847
InBev N.V.                                           725                 39,877
KBC Groep N.V.                                     1,015                106,782
                                                                   -------------
Total Belgium                                                           610,540
--------------------------------------------------------------------------------
Denmark - 0.5%
Danske Bank A/S                                    2,521                 99,030
Novo Nordisk A/S Class B                             505                 37,488
                                                                   -------------
Total Denmark                                                           136,518
--------------------------------------------------------------------------------
Finland - 1.3%
Fortum Oyj                                         5,052                134,456
Nokia Oyj                                          8,584                170,284
UPM-Kymmene Corp.                                  2,021                 47,976
                                                                   -------------
Total Finland                                                           352,716
--------------------------------------------------------------------------------
France - 15.1%
Accor S.A.                                           665                 45,278
Assurances Generales de France                       630                 79,247
AXA S.A.                                           7,589                279,557
BNP Paribas                                        3,061                329,008
Bouygues S.A.                                        875                 46,753
Carrefour S.A.                                     1,986                125,361
Christian Dior S.A.                                  340                 35,360
Cie de Saint-Gobain S.A.                           1,020                 73,907
CNP Assurances S.A.                                  375                 36,340
Credit Agricole S.A.                               2,236                 98,116
France Telecom S.A.                               19,299                442,490
Gaz de France (a)                                  1,616                 64,278
Groupe Danone                                        610                 85,540
Lafarge S.A.                                         555                 71,570
Lagardere SCA                                        320                 23,065
L'Air Liquide S.A.                                   365                 74,394
L'Oreal S.A.                                       1,205                122,267
LVMH Moet Hennessy Louis Vuitton S.A.                900                 92,631
Natexis Banques Populaires                           105                 29,049
Peugeot S.A.                                         785                 44,221
PPR S.A.                                             385                 57,012
Renault S.A.                                         975                111,713
Sanofi-Aventis                                     2,766                245,969
Schneider Electric S.A.                              770                 85,786
Societe Generale                                   1,486                236,240
Suez S.A.                                          5,382                236,436
TOTAL S.A.                                         9,770                640,465
Vallourec S.A.                                        50                 11,648
Veolia Environnement S.A.                            770                 46,439
VINCI S.A.                                           760                 84,528
Vivendi S.A.                                       5,157                185,723
                                                                   -------------
Total France                                                          4,140,391
--------------------------------------------------------------------------------
Germany - 7.4%
adidas AG                                            165                  7,754
Allianz SE                                           615                106,325
BASF AG                                            1,491                119,273
Bayer AG                                           1,921                 97,824
Bayerische Motoren Werke AG                          935                 50,030
Beiersdorf AG                                        345                 18,342
Commerzbank AG                                     1,040                 34,977
Continental AG                                       160                 18,533
DaimlerChrysler AG                                 3,531                176,277
Deutsche Bank AG                                     905                109,092
Deutsche Boerse AG                                    60                  9,014
Deutsche Post AG                                   3,792                 99,433
Deutsche Postbank AG                                 335                 25,398
Deutsche Telekom AG                               22,837                362,767
E.ON AG                                            2,066                244,647
Metro AG                                             690                 40,285
Muenchener Rueckversicherungs AG                     620                 97,945
RWE AG                                             1,346                124,042
SAP AG                                               260                 51,511
Siemens AG                                         1,641                143,017

                       See Notes to Financial Statements.


                                 WisdomTree Trust International Equity Funds  63

WisdomTree International LargeCap Dividend Fund
September 30, 2006

================================================================================
Investments                                       Shares            U.S. $ Value
--------------------------------------------------------------------------------
ThyssenKrupp AG                                    1,301           $     43,788
Volkswagen AG                                        560                 47,656
                                                                   -------------
Total Germany                                                         2,027,930
--------------------------------------------------------------------------------
Hong Kong - 3.2%
BOC Hong Kong (Holdings) Ltd.                     45,471                102,120
Cheung Kong (Holdings) Ltd.                        5,052                 54,233
China Mobile Ltd.                                 40,419                285,549
China Netcom Group Corp. Ltd.                      2,521                  4,523
China Unicom Ltd.                                 10,110                  9,964
CLP Holdings Ltd.                                 10,110                 61,239
CNOOC Ltd.                                        50,529                 42,020
Hang Seng Bank Ltd.                                9,595                121,227
Hong Kong & China Gas Co. Ltd. (The)               5,052                 11,839
Hutchison Whampoa Ltd.                            10,110                 89,264
MTR Corp.                                         10,110                 25,378
Sun Hung Kai Properties Ltd.                       6,052                 66,056
                                                                   -------------
Total Hong Kong                                                         873,412
--------------------------------------------------------------------------------
Ireland - 0.6%
Allied Irish Banks PLC                             2,961                 78,655
Anglo Irish Bank Corp. PLC                           720                 11,820
Bank of Ireland                                    3,031                 59,244
CRH PLC                                              750                 25,357
                                                                   -------------
Total Ireland                                                           175,076
--------------------------------------------------------------------------------
Italy - 7.5%
Assicurazioni Generali SpA                         1,816                 67,862
Autostrade SpA                                       725                 21,481
Banca Intesa SpA                                  27,198                178,811
Banca Monte dei Paschi di Siena SpA                4,162                 25,201
Capitalia SpA                                      7,694                 63,644
Enel SpA                                          30,955                282,132
Eni SpA                                           22,051                652,796
Luxottica Group SpA                                  465                 13,683
Mediaset SpA                                       3,767                 40,441
Mediobanca SpA                                     2,231                 48,609
RAS Holding SpA                                    2,471                 67,486
Sanpaolo IMI SpA                                   4,747                100,121
Telecom Italia SpA                                81,209                230,432
UniCredito Italiano SpA                           32,135                266,427
                                                                   -------------
Total Italy                                                           2,059,126
--------------------------------------------------------------------------------
Japan - 7.0%
AEON Co., Ltd.                                       500                 12,260
Astellas Pharma, Inc.                                500                 20,116
Bridgestone Corp.                                    500                 10,100
Canon, Inc.                                        1,500                 78,262
Chubu Electric Power Co., Inc.                     1,500                 39,004
Chugai Pharmaceutical Co., Ltd.                      500                 10,757
DENSO CORP                                         1,000                 35,150
East Japan Railway Co.                                 5                 34,981
Eisai Co., Ltd.                                      500                 24,182
Fuji Photo Film Co., Ltd.                            500                 18,253
Hitachi Ltd.                                       5,000                 29,179
Honda Motor Co., Ltd.                              2,000                 67,251
Hoya Corp.                                           500                 18,846
Japan Tobacco, Inc.                                    5                 19,438
JFE Holdings, Inc.                                   500                 19,608
Kansai Electric Power Co., Inc. (The)              1,500                 34,621
Keyence Corp.                                        500                115,191
Kyushu Electric Power Co., Inc.                    1,000                 23,631
Mitsubishi Corp.                                   1,500                 28,205
Mitsubishi UFJ Financial Group, Inc.                   5                 64,371
Mitsui Fudosan Co., Ltd.                           5,000                113,709
Mizuho Financial Group, Inc.                           5                 38,792
Mizuho Trust & Banking Co., Ltd.                   5,000                 11,180
Nikko Cordial Corp.                                2,500                 29,009
Nippon Steel Corp.                                 5,000                 20,582
Nippon Telegraph & Telephone Corp.                    15                 73,688
Nissan Motor Co., Ltd.                             8,000                 89,646
Nomura Holdings, Inc.                              1,500                 26,426
NTT DoCoMo, Inc.                                      70                107,907
ORIX Corp.                                            50                 13,827
SMC Corp.                                            500                 66,192
SOFTBANK CORP. (a)                                   500                 10,354
Sony Corp.                                           500                 20,243
Sumitomo Electric Industries Ltd.                    500                  6,772
Sumitomo Metal Industries Ltd.                     5,000                 19,184
Sumitomo Realty & Development Co., Ltd.            5,000                146,953
Suzuki Motor Corp.                                   500                 12,705
T&D Holdings, Inc.                                   250                 18,104
Takeda Pharmaceutical Co., Ltd.                    1,000                 62,423
Tohoku Electric Power Co., Inc.                    1,000                 21,895
Tokyo Electric Power Co., Inc. (The)               2,500                 71,994
Tokyo Gas Co., Ltd.                                5,000                 25,071
Toyota Motor Corp.                                 4,000                217,507
Yahoo Japan Corp.                                     15                  5,647
                                                                   -------------
Total Japan                                                           1,933,216
--------------------------------------------------------------------------------
Netherlands - 4.4%
ABN AMRO Holding N.V.                              8,254                240,482
Aegon N.V.                                         5,142                 96,337
Akzo Nobel N.V.                                      755                 46,462
European Aeronautic Defence & Space Co. N.V.       1,871                 53,754
Heineken N.V.                                        575                 26,273
ING Groep N.V.                                     7,794                342,496
Koninklijke Philips Electronics N.V.               2,241                 78,549
Royal KPN N.V.                                    10,115                128,901

                       See Notes to Financial Statements.


64  WisdomTree Trust International Equity Funds

WisdomTree International LargeCap Dividend Fund
September 30, 2006

================================================================================
Investments                                       Shares            U.S. $ Value
--------------------------------------------------------------------------------
STMicroelectronics N.V.                              835           $     14,459
TNT N.V.                                             975                 36,941
Unilever N.V.                                      5,627                138,283
                                                                   -------------
Total Netherlands                                                     1,202,937
--------------------------------------------------------------------------------
Norway - 1.0%
DnB NOR ASA                                        5,557                 68,113
Norsk Hydro ASA                                    3,026                 67,658
Statoil ASA                                        3,792                 89,730
Telenor ASA                                        3,026                 39,504
                                                                   -------------
Total Norway                                                            265,005
--------------------------------------------------------------------------------
Portugal - 0.4%
EDP-Energias de Portugal, S.A.                    12,051                 52,208
Portugal Telecom, SGPS, S.A.                       5,342                 66,655
                                                                   -------------
Total Portugal                                                          118,863
--------------------------------------------------------------------------------
Singapore - 0.8%
DBS Group Holdings Ltd.                            5,000                 60,514
Oversea-Chinese Banking Corp. Ltd.                10,000                 41,288
Singapore Telecommunications Ltd.                 47,500                 73,059
United Overseas Bank Ltd.                          5,000                 51,374
                                                                   -------------
Total Singapore                                                         226,235
--------------------------------------------------------------------------------
Spain - 5.5%
Abertis Infraestructuras S.A. (a)                  1,351                 35,426
ACS, Actividades Construccion y Servicios, S.A.      465                 22,030
Altadis, S.A.                                        645                 30,590
Banco Bilbao Vizcaya Argentaria Chile, S.A.       10,280                237,655
Banco Popular Espanol, S.A.                        3,621                 59,309
Banco Santander Central Hispano S.A.              21,311                336,636
Cia Espanola De Petroleos, S.A. (a)                  580                 43,385
Endesa S.A.                                        2,926                124,353
Gas Natural SDG, S.A.                              1,356                 49,384
Grupo Ferrovial S.A. (a)                             190                 15,259
Iberdrola, S.A.                                    2,771                123,909
Inditex S.A.                                         555                 25,844
Repsol YPF, S.A.                                   3,076                 91,451
Telefonica S.A.                                   15,692                271,730
Union Fenosa S.A.                                    615                 31,380
                                                                   -------------
Total Spain                                                           1,498,341
--------------------------------------------------------------------------------
Sweden - 2.7%
AB Volvo Class B                                   1,010                 60,157
Atlas Copco AB Class A                             2,810                 73,811
H&M Hennes & Mauritz AB Class B                    2,521                105,435
Nordea Bank AB                                    10,110                132,435
Sandvik AB                                         3,026                 34,684
Skandinaviska Enskilda Banken AB                   2,021                 54,327
Svenska Handelsbanken AB Class A                   2,021                 54,603
Swedbank AB                                        2,021                 59,980
Telefonaktiebolaget LM Ericsson Class B           25,262                 87,555
TeliaSonera AB                                    12,631                 81,006
                                                                   -------------
Total Sweden                                                            743,993
--------------------------------------------------------------------------------
Switzerland - 5.4%
Adecco S.A.                                          225                 13,538
Credit Suisse Group                                3,301                190,460
Holcim Ltd.                                          375                 30,563
Nestle S.A.                                          952                331,012
Novartis AG                                        4,332                252,192
Roche Holding AG                                     860                148,277
Swiss Reinsurance Co.                                940                 71,740
Swisscom AG                                          492                163,320
UBS AG                                             4,682                279,288
                                                                   -------------
Total Switzerland                                                     1,480,390
--------------------------------------------------------------------------------
United Kingdom - 28.2%
Anglo American PLC                                 3,686                153,749
Associated British Foods PLC                       1,956                 30,326
AstraZeneca PLC                                    4,047                252,339
Aviva PLC                                          9,155                133,902
BAE SYSTEMS PLC                                    8,660                 63,937
Barclays PLC                                      29,224                367,930
BG Group PLC                                       3,291                 39,897
BHP Billiton PLC                                   4,287                 73,833
BP PLC                                            67,022                728,628
British American Tobacco PLC                       7,694                207,532
British Land Co. PLC                                 710                 18,090
British Sky Broadcasting PLC                       3,802                 38,777
BT Group PLC                                      41,935                209,931
Cadbury Schweppes PLC                              5,432                 57,684
Centrica PLC                                      13,096                 79,565
Diageo PLC                                        10,200                179,766
GlaxoSmithKline PLC                               17,693                469,966
GUS PLC                                            3,106                 56,046
HBOS PLC                                          15,922                314,368
HSBC Holdings PLC                                 49,209                895,761
Imperial Tobacco Group PLC                         2,461                 81,827
Land Securities Group PLC                          1,396                 51,319
Legal & General Group PLC                          8,584                 22,849
Lloyds TSB Group PLC                              39,849                401,582
Man Group PLC                                      3,450                 28,871
Marks & Spencer Group PLC                          3,742                 44,910
National Grid PLC                                 12,581                156,867
Old Mutual PLC                                    18,013                 56,359
Prudential PLC                                     6,689                 82,903
Reckitt Benckiser PLC                              1,401                 57,940
Reed Elsevier PLC                                  3,712                 41,083

                       See Notes to Financial Statements.


                                 WisdomTree Trust International Equity Funds  65

Schedule of Investments (unaudited) (concluded)
WisdomTree International LargeCap Dividend Fund
September 30, 2006

================================================================================
Investments                                       Shares            U.S. $ Value
--------------------------------------------------------------------------------
Rio Tinto PLC                                      1,791              $  84,541
Royal Bank of Scotland Group (The) PLC            11,801                405,384
Royal Dutch Shell PLC Class A                     13,266                436,628
Royal Dutch Shell PLC Class B                      9,310                315,292
SABMiller PLC                                      3,146                 58,648
Scottish & Southern Energy PLC                     3,621                 89,148
Scottish Power PLC                                 6,779                 82,498
Shire PLC                                            230                  3,815
Standard Chartered PLC                             3,546                 90,613
Tesco PLC                                         19,965                134,257
Unilever PLC                                       5,032                123,792
Vodafone Group PLC                               196,392                448,474
Wolseley PLC                                       1,341                 28,205
WPP Group PLC                                      1,656                 20,478
Xstrata PLC                                          570                 23,499
                                                                   -------------
Total United Kingdom                                                  7,743,809
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS (Cost: $25,140,574)                              27,290,205
================================================================================
RIGHTS* - 0.0%
United Kingdom - 0.0%
Experian Group Npv, expiring on 10/05/06
(Cost: $0)                                         3,106                     --
                                                                   -------------
TOTAL LONG-TERM INVESTMENTS
(Cost: $25,140,574)                                                  27,290,205
================================================================================
SHORT-TERM INVESTMENT - 0.9%
MONEY MARKET FUND - 0.9%
United States - 0.9%
Columbia Cash Reserves Fund, 4.92% (b)
(Cost: $243,789)                                 243,789                243,789
================================================================================
INVESTMENTS OF CASH COLLATERAL FOR
SECURITIES LOANED - 0.7%
MONEY MARKET FUNDS (c) - 0.7%
UBS Enhanced Yield Portfolio, 5.30%              100,000                100,000
UBS Private Money Market Fund LLC, 5.23%         103,989                103,989
                                                                   ------------
TOTAL INVESTMENTS OF CASH COLLATERAL FOR
SECURITIES LOANED
(Cost: $203,989) (d)                                                    203,989
================================================================================
TOTAL INVESTMENTS IN SECURITIES - 100.9%
(Cost: $25,588,352) (e)                                              27,737,983
Liabilities in Excess of Cash, Foreign Cash
and Other Assets - (0.9)%                                              (253,586)
                                                                   -------------
NET ASSETS - 100.0%                                                 $27,484,397
================================================================================

*     Non-income producing security.
(a)   Security, or portion thereof, was on loan at September 30, 2006 (See Note
      2).
(b)   Rate shown represents annualized 7-day yield as of September 30, 2006.
(c)   Interest rates shown reflect yields as of September 30, 2006.
(d) At September 30, 2006, the total market value of the Fund's securities on loan was $185,585 and the total market value of the collateral held by the Fund was $203,989.
(e) Aggregate cost for Federal income tax purposes was substantially the same as for book purposes.

                       See Notes to Financial Statements.


66  WisdomTree Trust International Equity Funds

Schedule of Investments (unaudited)
WisdomTree International Dividend Top 100 Fund
September 30, 2006

================================================================================
Investments                                       Shares            U.S. $ Value
--------------------------------------------------------------------------------
COMMON STOCKS -- 99.1%
Australia -- 13.6%
AMP Ltd.                                          39,650           $   264,524
Australia & New Zealand Banking Group Ltd.        19,261               386,072
Commonwealth Bank of Australia                    11,741               400,848
Macquarie Bank Ltd.                                5,323               274,684
National Australia Bank Ltd.                      13,847               379,233
QBE Insurance Group Ltd.                          13,392               244,848
St.George Bank Ltd. (a)                           18,990               428,539
Telstra Corp. Ltd. (a)                           220,816               611,348
Westpac Banking Corp.                             22,316               378,197
Woodside Petroleum Ltd.                            5,808               170,118
Woolworths Ltd.                                   17,709               267,743
                                                                   ------------
Total Australia                                                      3,806,154
--------------------------------------------------------------------------------
Belgium -- 3.4%
Belgacom S.A.                                     11,301               440,060
Dexia N.V.                                         7,999               207,012
Fortis N.V.                                        7,349               297,992
                                                                   ------------
Total Belgium                                                          945,064
--------------------------------------------------------------------------------
Denmark -- 1.0%
Danske Bank A/S                                    6,789               266,686
--------------------------------------------------------------------------------
Finland -- 2.6%
Fortum Oyj                                        15,158               403,421
UPM-Kymmene Corp.                                 13,137               311,857
                                                                   ------------
Total Finland                                                          715,278
--------------------------------------------------------------------------------
France -- 7.9%
Assurances Generales de France                     1,821               229,060
AXA S.A.                                           5,798               213,581
BNP Paribas                                        2,332               250,653
Credit Agricole S.A.                               5,052               221,683
France Telecom S.A.                               16,944               388,495
Societe Generale                                   1,555               247,209
Suez S.A.                                          5,563               244,387
TOTAL S.A.                                         2,987               195,811
Vivendi S.A.                                       6,213               223,753
                                                                   ------------
Total France                                                         2,214,632
--------------------------------------------------------------------------------
Germany -- 4.2%
BASF AG                                            2,382               190,549
DaimlerChrysler AG                                 4,367               218,012
Deutsche Post AG                                   7,729               202,668
Deutsche Telekom AG                               21,666               344,165
E.ON AG                                            1,771               209,714
                                                                   ------------
Total Germany                                                        1,165,108
--------------------------------------------------------------------------------
Hong Kong -- 4.2%
BOC Hong Kong (Holdings) Ltd.                    156,632               351,768
China Netcom Group Corp. Ltd.                    128,843               231,156
CLP Holdings Ltd.                                 53,053               321,358
Hang Seng Bank Ltd.                               20,716               261,733
                                                                   ------------
Total Hong Kong                                                      1,166,015
--------------------------------------------------------------------------------
Ireland -- 1.7%
Allied Irish Banks PLC                             9,555               253,817
Bank of Ireland                                   11,276               220,400
                                                                   ------------
Total Ireland                                                          474,217
--------------------------------------------------------------------------------
Italy -- 9.7%
Banca Intesa SpA                                  51,907               341,258
Capitalia SpA                                     24,908               206,036
Enel SpA                                          46,784               426,402
Eni SpA                                           10,015               296,483
Mediaset SpA                                      23,398               251,194
RAS Holding SpA                                   10,390               283,763
Sanpaolo IMI SpA                                  12,587               265,477
Telecom Italia SpA                               144,621               410,365
UniCredito Italiano SpA                           28,300               234,632
                                                                   ------------
Total Italy                                                          2,715,610
--------------------------------------------------------------------------------
Netherlands -- 5.1%
ABN AMRO Holding N.V.                             11,386               331,734
Aegon N.V.                                        12,807               239,942
ING Groep N.V.                                     5,903               259,399
Royal KPN N.V.                                    27,214               346,802
Unilever N.V.                                     10,405               255,702
                                                                   ------------
Total Netherlands                                                    1,433,579
--------------------------------------------------------------------------------
Norway -- 0.9%
DnB NOR ASA                                       20,716               253,919
--------------------------------------------------------------------------------
Portugal -- 2.1%
EDP-Energias de Portugal, S.A.                    58,536               253,595
Portugal Telecom, SGPS, S.A.                      25,913               323,329
                                                                   ------------
Total Portugal                                                         576,924
--------------------------------------------------------------------------------
Singapore -- 3.1%
DBS Group Holdings Ltd.                           20,000               242,057
Oversea-Chinese Banking Corp. Ltd.                50,000               206,442
Singapore Telecommunications Ltd.                104,500               160,729
United Overseas Bank Ltd.                         25,000               256,872
                                                                   ------------
Total Singapore                                                        866,100
--------------------------------------------------------------------------------
Spain -- 6.8%
Banco Bilbao Vizcaya Argentaria, Chile, S.A.       9,610               222,166
Banco Popular Espanol, S.A.                       13,502               221,150
Banco Santander Central Hispano S.A.              15,413               243,469
Endesa S.A.                                        8,014               340,591

                       See Notes to Financial Statements.


                                 WisdomTree Trust International Equity Funds  67

Schedule of Investments (unaudited) (concluded)
WisdomTree International Dividend Top 100 Fund
September 30, 2006

================================================================================
Investments                                       Shares            U.S. $ Value
--------------------------------------------------------------------------------
Gas Natural SDG, S.A.                              7,544           $   274,745
Iberdrola, S.A.                                    7,009               313,416
Telefonica S.A.                                   16,379               283,626
                                                                   ------------
Total Spain                                                          1,899,163
--------------------------------------------------------------------------------
Sweden -- 5.6%
AB Volvo Class B                                   6,063               361,122
H&M Hennes & Mauritz AB Class B                    6,313               264,027
Nordea Bank AB                                    20,211               264,753
Sandvik AB                                        15,158               173,741
Svenska Handelsbanken AB Class A                   8,084               218,410
Swedbank AB                                        9,600               284,914
                                                                   ------------
Total Sweden                                                         1,566,967
--------------------------------------------------------------------------------
Switzerland -- 0.9%
Swisscom AG                                          755               250,623
--------------------------------------------------------------------------------
United Kingdom -- 26.3%
Aviva PLC                                         18,149               265,448
BAE SYSTEMS PLC                                   26,214               193,540
Barclays PLC                                      25,678               323,286
BP PLC                                            19,876               216,081
British American Tobacco PLC                       9,705               261,775
BT Group PLC                                      85,610               428,573
Centrica PLC                                      53,588               325,574
Diageo PLC                                        14,522               255,937
GlaxoSmithKline PLC                                7,074               187,901
GUS PLC                                           12,862               232,087
HBOS PLC                                          16,139               318,652
HSBC Holdings PLC                                 13,067               237,861
Imperial Tobacco Group PLC                         7,854               261,142
Legal & General Group PLC                        114,110               303,741
Lloyds TSB Group PLC                              49,741               501,269
National Grid PLC                                 29,340               365,828
Old Mutual PLC                                    69,301               216,830
Prudential PLC                                    16,534               204,920
Reed Elsevier PLC                                 19,851               219,703
Royal Bank of Scotland Group (The) PLC             9,215               316,550
Royal Dutch Shell PLC Class A                      7,414               244,020
Scottish & Southern Energy PLC                    13,297               327,367
Scottish Power PLC                                37,710               458,920
Standard Chartered PLC                             7,514               192,010
Unilever PLC                                      11,981               294,744
Vodafone Group PLC                                93,205               212,840
                                                                   ------------
Total United Kingdom                                                 7,366,599
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS (Cost: $25,096,687)                             27,682,638
================================================================================
RIGHTS* -- 0.0%
United Kingdom -- 0.0%
Experian Group Npv, expiring on 10/05/06
(Cost: $0)                                        12,862                    --
                                                                   ------------
TOTAL LONG-TERM INVESTMENTS
(Cost: $25,096,687)                                                 27,682,638
================================================================================
SHORT-TERM INVESTMENT -- 0.7%
MONEY MARKET FUND -- 0.7%
United States -- 0.7%
Columbia Cash Reserves Fund, 4.92% (b)
(Cost: $202,842)                                 202,842               202,842
================================================================================
INVESTMENTS OF CASH COLLATERAL FOR
ECURITIES LOANED -- 3.6%
MONEY MARKET FUNDS (c) -- 3.6%
AIM Liquid Assets Portfolio, 5.21%                10,000                10,000
AIM Prime Portfolio, 5.22%                        80,000                80,000
UBS Enhanced Yield Portfolio, 5.30%              600,000               600,000
UBS Private Money Market Fund LLC, 5.23%         303,750               303,750
                                                                   ------------
TOTAL INVESTMENTS OF CASH COLLATERAL FOR
SECURITIES LOANED
(Cost: $993,750) (d)                                                   993,750
================================================================================
TOTAL INVESTMENTS IN SECURITIES -- 103.4%
(Cost: $26,293,279) (e)                                             28,879,230
Liabilities in Excess of Foreign Cash and
Other Assets -- (3.4)%                                                (943,848)
                                                                   ------------
NET ASSETS -- 100.0%                                               $ 27,935,382
================================================================================

*     Non-income producing security.
(a)   Security, or portion thereof, was on loan at September 30, 2006 (See Note
      2).
(b)   Rate shown represents annualized 7-day yield as of September 30, 2006.
(c)   Interest rates shown reflect yields as of September 30, 2006.
(d) At September 30, 2006, the total market value of the Fund's securities on loan was $939,109 and the total market value of the collateral held by the Fund was $993,750.
(e) Aggregate cost for Federal income tax purposes was substantially the same as for book purposes.

                       See Notes to Financial Statements.


68  WisdomTree Trust International Equity Funds

Schedule of Investments (unaudited)
WisdomTree International MidCap Dividend Fund
September 30, 2006

================================================================================
Investments                                       Shares            U.S. $ Value
--------------------------------------------------------------------------------
COMMON STOCKS - 98.6%
Australia - 11.8%
Alumina Ltd.                                      16,257           $     75,096
Amcor Ltd.                                        16,932                 93,882
Aristocrat Leisure Ltd.                            7,195                 75,707
Australian Gas Light Co., Ltd.                     8,386                134,235
Australian Stock Exchange Ltd.                     3,067                 74,384
AXA Asia Pacific Holdings Ltd.                    16,217                 78,663
BlueScope Steel Ltd.                              20,681                100,007
Brambles Industries Ltd. (a)                      10,638                101,217
Caltex Australia Ltd.                              4,704                 83,898
Coca-Cola Amatil Ltd.                             17,153                 85,635
Coles Myer Ltd.                                   20,716                222,459
CSL Ltd.                                           1,786                 72,011
Foster's Group Ltd.                               37,178                178,672
Harvey Norman Holdings Ltd.                       24,258                 64,083
Insurance Australia Group Ltd.                    41,532                163,644
John Fairfax Holdings Ltd.                        25,164                 79,246
Lend Lease Corp. Ltd.                              8,521                101,868
Lion Nathan Ltd.                                  12,420                 75,074
Newcrest Mining Ltd.                               4,829                 81,082
Orica Ltd.                                         4,394                 73,680
Origin Energy Ltd.                                13,916                 69,267
Promina Group Ltd.                                21,146                 93,577
Publishing & Broadcasting Ltd.                     9,807                136,416
Qantas Airways Ltd.                               61,476                179,378
Santos Ltd.                                       10,067                 84,065
Suncorp-Metway Ltd.                               13,270                217,265
TABCORP Holdings Ltd.                             14,486                168,963
Toll Holdings Ltd.                                 6,535                 75,053
Wesfarmers Ltd.                                   10,432                271,927
                                                                   ------------
Total Australia                                                       3,310,454
--------------------------------------------------------------------------------
Austria - 0.6%
BOEHLER-UDDEHOLM AG                                  475                 26,692
Oesterreichische Elektrizitatswirtschafts
  AG Class A                                         665                 32,137
UNIQA Versicherungen AG                              525                 16,626
voestalpine AG                                       740                 30,531
Wiener Staedtische AG                                420                 26,336
Wienerberger AG                                      800                 37,739
                                                                   ------------
Total Austria                                                           170,061
--------------------------------------------------------------------------------
Belgium - 1.9%
Ackermans & van Haaren N.V.                          145                 10,433
Agfa-Gevaert N.V.                                  1,441                 34,135
Almancora SCA                                        600                 77,525
Bekaert S.A.                                         180                 17,705
Delhaize Group                                       725                 60,844
Groep Colruyt S.A.                                   260                 44,331
Mobistar S.A.                                        876                 72,462
Solvay S.A.                                          891                115,125
UCB S.A.                                           1,116                 70,897
Umicore                                              150                 22,174
                                                                   ------------
Total Belgium                                                           525,631
--------------------------------------------------------------------------------
Denmark - 0.5%
Codan A/S                                            375                 26,595
Coloplast A/S Class B                                350                 28,092
Danisco A/S                                          300                 24,308
H. Lundbeck A/S                                    1,200                 27,926
Novozymes AS Class B                                 350                 26,665
                                                                   ------------
Total Denmark                                                           133,586
--------------------------------------------------------------------------------
Finland - 2.7%
Elisa Oyj Class A                                  2,537                 55,919
Kesko Oyj Class B                                  1,016                 42,678
Metso Oyj                                          1,016                 37,349
OKO Bank PLC Class A                               3,047                 48,556
Outokumpu Oyj                                      2,031                 51,790
Rautaruukki Oyj                                    3,047                 87,424
Sampo Oyj Class A                                  7,616                158,606
Sanoma-WSOY Oyj                                    2,637                 67,577
Stora Enso Oyj Class R                             8,636                130,838
TietoEnator Oyj                                    1,016                 29,833
Wartsila Oyj Class B                                 505                 20,471
YIT Oyj                                            1,271                 29,415
                                                                   ------------
Total Finland                                                           760,456
--------------------------------------------------------------------------------
France - 7.7%
Air France-KLM                                     2,186                 65,850
Bail Investissement                                  690                 50,215
Capgemini S.A.                                       871                 46,153
Casino Guichard Perrachon S.A.                     1,576                126,871
Cie Generale d'Optique Essilor
  International S.A.                                 585                 59,840
Ciments Francais                                     290                 45,956
Clarins                                              685                 49,070
Compagnie Generale des Etablissements
Michelin Class B                                   1,781                130,401
Dassault Systemes S.A.                               906                 50,922
EIFFAGE                                              620                 62,949
Eramet                                               345                 53,623
Euler Hermes S.A.                                    440                 52,337
Eurazeo                                              465                 53,485
Gecina S.A.                                        1,116                148,720
Hermes International                                 545                 50,329
Imerys S.A.                                          775                 64,794
Klepierre                                            665                 99,486
M6, Metropole Television                           2,482                 76,087
PagesJaunes Groupe S.A.                            6,655                188,836

                       See Notes to Financial Statements.


                                 WisdomTree Trust International Equity Funds  69

WisdomTree International MidCap Dividend Fund
September 30, 2006

================================================================================
Investments                                       Shares            U.S. $ Value
--------------------------------------------------------------------------------
Publicis Groupe                                    1,156           $     45,483
Societe Des Autoroutes Paris-Rhin-Rhone              765                 56,884
Societe Television Francaise 1                     2,517                 80,316
Sodexho Alliance S.A.                              1,591                 88,073
Technip S.A.                                       1,091                 61,942
Thales S.A.                                        2,076                 92,016
Thomson                                            2,492                 39,112
Unibail                                              645                135,386
Valeo S.A.                                         1,231                 43,865
Wendel Investissement                                405                 50,072
                                                                   ------------
Total France                                                          2,169,073
--------------------------------------------------------------------------------
Germany - 3.9%
ALTANA AG                                          1,206                 66,547
AMB Generali Holding AG                              380                 51,703
Celesio AG                                         1,080                 56,242
Deutsche Lufthansa AG                              5,900                124,888
Fraport AG Frankfurt Airport Services
  Worldwide                                          450                 30,930
Fresenius AG                                         145                 25,357
Fresenius Medical Care AG & Co. KGaA                 480                 62,288
Heidelberger Druckmaschinen AG                       550                 22,650
Henkel KGaA                                          475                 58,720
Hochtief AG                                          455                 28,455
Hypo Real Estate Holding AG                          966                 60,205
IKB Deutsche Industriebank AG                        866                 30,036
IVG Immobilien AG                                    775                 28,019
K+S AG                                               405                 32,424
Linde AG                                             906                 85,261
MAN AG                                               881                 74,482
Merck KGaA                                           245                 25,952
Puma AG Rudolf Dassler Sport                          65                 22,149
Rheinmetall AG                                       345                 25,085
Salzgitter AG                                        295                 27,694
Suedzucker AG                                      1,891                 46,663
TUI AG                                             4,289                 88,451
United Internet AG                                 1,721                 23,654
                                                                   ------------
Total Germany                                                         1,097,855
--------------------------------------------------------------------------------
Hong Kong - 5.6%
Bank of East Asia Ltd.                            23,367                106,606
Cathay Pacific Airways Ltd.                       81,000                165,903
China Merchants Holdings
  (International) Co., Ltd.                       20,321                 59,589
China Overseas Land & Investment Ltd.             40,636                 31,342
China Resources Enterprise, Ltd.                  10,162                 22,013
China Resources Power Holdings Co.                20,321                 21,489
CITIC Pacific Ltd.                                35,562                109,530
Denway Motors Ltd.                                71,129                 25,741
Guangdong Investment Ltd.                         50,808                 20,539
Hang Lung Group Ltd.                              15,241                 39,216
Hang Lung Properties Ltd.                         45,724                 97,642
Henderson Investment Ltd.                         20,321                 36,666
Henderson Land Development Co., Ltd.              15,241                 85,669
Hong Kong Exchanges and Clearing Ltd.             10,162                 74,139
Hongkong Electric Holdings Ltd.                   33,020                154,458
Hopewell Holdings Ltd.                            10,162                 28,951
Hysan Development Co., Ltd.                       10,162                 26,056
Lenovo Group Ltd. (a)                             60,961                 23,939
New World Development Ltd.                        30,483                 52,499
PCCW Ltd.                                         76,202                 46,549
Sino Land Co. (a)                                 20,321                 35,988
Swire Pacific Ltd. Class A                        10,162                106,155
Swire Pacific Ltd. Class B                        25,399                 47,524
Television Broadcasts Ltd.                         5,084                 27,403
Wharf Holdings Ltd.                               20,321                 69,630
Wheelock & Co., Ltd.                              15,241                 26,679
Wing Hang Bank Ltd.                                2,537                 24,777
                                                                   ------------
Total Hong Kong                                                       1,566,692
--------------------------------------------------------------------------------
Ireland - 0.8%
C&C Group PLC                                      2,487                 33,709
Depfa Bank PLC                                     2,376                 43,823
IAWS Group PLC                                       395                  7,340
Independent News & Media PLC                      11,219                 33,682
Irish Life & Permanent PLC                         2,871                 72,009
Kerry Group PLC Class A                              525                 12,436
Kingspan Group PLC                                   490                 10,055
                                                                   ------------
Total Ireland                                                           213,054
--------------------------------------------------------------------------------
Italy - 7.3%
ACEA SpA                                           3,182                 51,917
AEM SpA                                           19,730                 53,235
Alleanza Assicurazioni SpA                        11,259                131,499
Autogrill SpA                                      2,817                 44,784
Banca Carige SpA                                   9,355                 47,639
Banca CR Firenze                                  15,462                 47,008
Banca Lombarda e Piemontese SpA                    3,477                 71,485
Banca Popolare dell'Emilia Romagna S.c.r.l.        2,191                 49,486
Banca Popolare di Milano S.c.r.l.                  3,582                 47,326
Banca Popolare di Sondrio S.c.r.l                  2,617                 43,428
Banca Popolare di Verona e Novara S.c.r.l.         3,002                 82,863
Banca Popolare Italiana                            5,865                 70,766
Banche Popolari Unite S.c.r.l.                     4,013                107,871
Bulgari SpA                                        3,998                 50,847
CIR-Compagnie Industriali Riunite SpA             15,236                 45,211
Finmeccanica SpA                                   2,241                 49,991
Fondiaria-SAI SpA                                  1,506                 65,988
Geox SpA                                           3,943                 49,049
Hera SpA (a)                                      13,330                 49,729

                       See Notes to Financial Statements.


70  WisdomTree Trust International Equity Funds

WisdomTree International MidCap Dividend Fund
September 30, 2006

================================================================================
Investments                                       Shares            U.S. $ Value
--------------------------------------------------------------------------------
Ifil Investments SpA                               7,801           $     52,671
Italcementi SpA                                    1,876                 47,457
Mediolanum SpA                                     6,430                 47,731
Milano Assicurazioni SPA                           7,356                 54,372
Pirelli & C SpA                                   50,383                 43,304
RCS MediaGroup SpA (a)                             8,076                 37,520
Reti Bancarie Holding SpA                            896                 54,310
Saipem SpA                                         2,021                 43,880
Snam Rete Gas SpA                                 38,434                186,468
Terna SpA                                         40,326                117,235
Toro Assicurazioni SpA                             4,704                125,075
Unipol SpA                                        24,018                 80,398
                                                                   ------------
Total Italy                                                           2,050,543
--------------------------------------------------------------------------------
Japan - 12.5%
Acom Co., Ltd.                                     1,350                 57,629
Advantest Corp.                                    2,000                 99,267
Aisin Seiki Co., Ltd.                              2,500                 73,053
Ajinomoto Co., Inc.                                5,000                 53,869
All Nippon Airways Co., Ltd. (a)                  20,000                 80,972
Asahi Breweries, Ltd.                              5,500                 80,219
Asahi Kasei Corp.                                 15,000                 96,049
Bank of Yokohama Ltd. (The)                       10,000                 78,770
Chugoku Electric Power Co., Inc. (The)             4,000                 84,360
Credit Saison Co., Ltd.                            1,500                 63,270
Daikin Industries Ltd.                             2,500                 74,112
Daiwa House Industry Co., Ltd.                     5,000                 86,605
Electric Power Development Co.                     2,000                 71,317
Fast Retailing Co., Ltd.                           1,000                 93,931
Ibiden Co., Ltd.                                   1,500                 79,278
JS Group Corp.                                     4,000                 83,683
JSR Corp.                                          3,000                 66,065
Kobe Steel Ltd.                                   25,000                 78,558
Marubeni Corp. (a)                                15,000                 74,705
Matsushita Electric Works Ltd.                     5,000                 52,852
Mazda Motor Corp.                                 15,000                 90,967
Mitsubishi UFJ Securities Co.                      5,000                 62,677
Mitsui O.S.K. Lines Ltd.                          10,000                 73,942
Mitsui Trust Holdings, Inc.                        5,000                 56,918
Nippon Mining Holdings, Inc.                      10,000                 70,724
Nippon Oil Corp.                                  10,000                 73,688
Nippon Yusen K.K.                                 10,000                 60,899
OJI Paper Co., Ltd.                               15,000                 82,200
Olympus Corp.                                      5,000                147,376
Osaka Gas Co., Ltd. (a)                           25,000                 87,240
Promise Co., Ltd.                                  1,250                 49,761
Sega Sammy Holdings, Inc.                          2,000                 64,371
Sekisui House, Ltd.                                5,000                 75,679
Shinsei Bank Ltd.                                 10,000                 60,983
Shiseido Co., Ltd.                                 5,000                 99,945
Sumco Corp.                                        1,500                111,168
Sumitomo Metal Mining Co., Ltd.                    5,000                 65,557
Takefuji Corp.                                     1,250                 57,384
Teijin Ltd.                                       10,000                 53,869
Tokyu Corp.                                       15,000                103,164
Toppan Printing Co., Ltd.                          5,000                 55,478
Toyota Tsusho Corp.                                3,500                 92,195
UFJ NICOS Co., Ltd.                                5,000                 32,101
Yamada Denki Co., Ltd.                             1,000                100,284
Yamaha Motor Co., Ltd.                             3,000                 79,532
Yamato Holdings Co., Ltd.                          5,000                 72,375
                                                                   ------------
Total Japan                                                           3,509,041
--------------------------------------------------------------------------------
Netherlands - 3.2%
Buhrmann N.V.                                      1,231                 18,541
Corio N.V.                                         1,266                 92,133
CSM N.V.                                             956                 30,396
Euronext N.V.                                        500                 48,548
Fugro N.V.                                           455                 19,153
Heineken Holding N.V.                              1,246                 48,914
Hunter Douglas N.V.                                  360                 25,218
Koninklijke BAM Groep N.V.                         1,036                 18,294
Koninklijke DSM N.V.                               2,131                 93,374
Koninklijke Vopak N.V.                               500                 19,299
Mittal Steel Co. N.V.                              1,181                 41,171
Randstad Holding N.V.                                580                 32,996
Reed Elsevier N.V.                                 8,381                139,609
Rodamco Europe N.V. (a)                            1,391                161,844
SBM Offshore N.V.                                    775                 21,038
Vedior N.V.                                          926                 17,325
Wolters Kluwer N.V.                                3,227                 84,086
                                                                   ------------
Total Netherlands                                                       911,939
--------------------------------------------------------------------------------
New Zealand - 1.2%
Contact Energy Ltd.                                7,666                 35,787
Fletcher Building Ltd.                             9,447                 52,921
Telecom Corp. of New Zealand Ltd. (a)             84,213                239,175
                                                                   ------------
Total New Zealand                                                       327,883
--------------------------------------------------------------------------------
Norway - 1.0%
Aker ASA Class A                                     605                 28,678
Norske Skogindustrier ASA                          4,064                 61,160
Orkla ASA                                          1,826                 86,977
Storebrand ASA                                     5,589                 59,074
Wilh. Wilhelmsen ASA Class A                         255                  8,058
Yara International ASA                             3,047                 46,275
                                                                   ------------
Total Norway                                                            290,222
--------------------------------------------------------------------------------
                       See Notes to Financial Statements.


                                 WisdomTree Trust International Equity Funds  71

WisdomTree International MidCap Dividend Fund
September 30, 2006

================================================================================
Investments                                       Shares            U.S. $ Value
--------------------------------------------------------------------------------
Portugal - 1.6%
Banco BPI, S.A.                                    5,584           $     41,592
Banco Comercial Portugues S.A. Class R            39,850                123,676
Banco Espirito Santo, S.A.                         5,865                 89,525
Brisa-Auto-estradas de Portugal S.A.               6,260                 69,307
CIMPOR-Cimentos de Portugal SGPS, S.A.             8,061                 57,694
PT Multimedia-Servicos de Telecomunicacoes
  e Multimedia, SGPS, S.A.                         3,397                 41,095
Sonae SGPS, S.A.                                  13,871                 24,072
                                                                   ------------
Total Portugal                                                          446,961
--------------------------------------------------------------------------------
Singapore - 1.7%
CapitaLand Ltd.                                   10,000                 31,833
City Developments Ltd.                             5,000                 33,724
Fraser and Neave Ltd.                             25,000                 65,242
Keppel Corp. Ltd.                                  5,000                 46,647
SembCorp Industries Ltd.                           4,000                  8,472
SembCorp Marine Ltd.                              15,000                 31,581
Singapore Airlines Ltd.                           15,000                138,048
Singapore Press Holdings Ltd.                     20,000                 51,689
Singapore Technologies Engineering Ltd.           15,000                 26,948
StarHub Ltd.                                      25,714                 36,470
                                                                   ------------
Total Singapore                                                         470,654
--------------------------------------------------------------------------------
Spain - 4.0%
Acciona, S.A.                                        330                 50,163
Acerinox S.A. (a)                                  1,826                 35,182
Antena 3 de Television, S.A.                       3,247                 66,345
Banco de Valencia S.A. (a)                           640                 33,094
Banco Sabadell S.A.                                2,642                 94,847
Bankinter, S.A.                                      635                 45,046
Cintra Concesiones de Infraestructuras de
  Transporte, S.A.                                 1,931                 27,176
Corporacion Financiera Alba, S.A.                    480                 28,724
Corporacion Mapfre S.A.                            1,716                 35,823
Ebro Puleva S.A.                                   1,281                 26,158
Enagas                                             1,841                 44,566
Fadesa Inmobiliaria S.A. (a)                         775                 34,410
Fomento de Construcciones y Contratas S.A.         1,091                 87,068
Gamesa Corp Tecnologica S.A.                       1,256                 27,493
Gestevision Telecinco S.A.                         5,539                141,032
Indra Sistemas S.A.                                1,311                 28,498
Metrovacesa, S.A. (a)                                575                 69,305
Promotora de Informaciones S.A.                    1,531                 25,038
Red Electrica de Espana                            1,136                 44,049
Sacyr Vallehermoso, S.A. (a)                       1,656                 75,204
Sociedad General de Aguas de Barcelona
  S.A. Class A                                       996                 32,312
Zardoya-Otis S.A.                                  2,318                 66,801
                                                                   ------------
Total Spain                                                           1,118,334
--------------------------------------------------------------------------------
Sweden - 4.7%
AB Volvo Class A                                   2,537                157,166
Alfa Laval AB                                      1,016                 34,104
Assa Abloy AB Class B                              3,047                 56,649
Atlas Copco AB Class B                             2,031                 50,854
Electrolux AB Series B                             4,064                 65,991
Hexagon AB Class B                                 1,016                 35,075
Holmen AB Class B                                  1,016                 42,423
Industrivarden AB Class A                          1,521                 45,971
Investment AB Kinnevik Class B                     2,031                 23,972
Investor AB Class A                                3,047                 63,197
Investor AB Class B                                4,064                 84,568
Scania AB Class A                                  1,521                 94,433
Scania AB Class B                                  1,521                 90,697
Securitas AB Class B                               3,047                 38,251
Securitas Direct AB Class B*                       3,047                  7,650
Securitas Systems AB Class B*                      3,047                 11,434
Skanska AB Class B                                 6,095                103,128
SKF AB Class B                                     5,084                 74,402
SSAB Svenskt Stal AB Series A                      1,516                 28,237
Svenska Cellulosa Aktiebolaget SCA Class B         2,537                116,317
Swedish Match AB                                   2,031                 33,048
Tele2 AB Class B                                   3,047                 30,767
Telefonaktiebolaget LM Ericsson Class A           10,162                 35,290
                                                                   ------------
Total Sweden                                                          1,323,624
--------------------------------------------------------------------------------
Switzerland - 2.1%
Baloise Holding AG                                   485                 47,458
Ciba Specialty Chemicals Holding Inc.              1,031                 62,076
EMS-Chemie Holding AG                                270                 31,200
Givaudan S.A.                                         45                 35,922
Julius Baer Holding Ltd.                             355                 35,360
Kuehne + Nagel International AG                      540                 37,250
Lonza Group AG                                       280                 19,337
Nobel Biocare Holding AG                             105                 25,770
Panalpina Welttransport Holding AG                   145                 15,553
Pargesa Holding S.A.                                 505                 48,690
Phonak Holding AG                                    205                 12,932
Schindler Holding AG                                 360                 18,962
Schindler Holding AG Participating Shares            255                 13,259
Serono S.A.                                           45                 38,758
SGS S.A.                                              70                 70,282
Straumann Holding AG                                  45                  9,662
Swatch Group Ltd. (The)                              400                 15,471
Swatch Group Ltd. (The) Class B                      100                 19,267
Vontobel Holding AG                                  790                 32,445
                                                                   ------------
Total Switzerland                                                       589,654
--------------------------------------------------------------------------------

                       See Notes to Financial Statements.


72  WisdomTree Trust International Equity Funds

Schedule of Investments (unaudited) (concluded)
WisdomTree International MidCap Dividend Fund
September 30, 2006

================================================================================
Investments                                       Shares            U.S. $ Value
--------------------------------------------------------------------------------
United Kingdom - 23.8%
3I Group PLC                                       7,395           $    129,225
Alliance & Leicester PLC                           8,106                164,437
Amvescap PLC                                      15,602                169,033
Antofagasta PLC                                   19,715                168,666
AWG PLC                                            6,545                188,888
Boots Group PLC                                   11,954                173,054
Brambles Industries PLC                           17,293                154,729
Cable & Wireless PLC                              68,336                176,793
Capita Group PLC                                  16,637                170,148
Carnival PLC                                       3,517                167,853
Carphone Warehouse Group PLC                      22,427                128,715
Compass Group PLC                                 35,722                178,995
DSG International PLC                             38,509                157,533
Enterprise Inns PLC                                7,926                156,197
Friends Provident PLC                             42,808                154,729
Gallaher Group PLC                                 9,837                160,598
Hammerson PLC                                      6,645                162,852
Hanson PLC                                        11,694                168,962
Hays PLC                                          46,505                125,526
Imperial Chemical Industries PLC                  21,551                159,918
Intercontinental Hotels Group PLC                  6,870                120,051
ITV PLC                                           70,664                127,707
J. Sainsbury PLC                                  23,217                162,848
Kelda Group PLC                                    9,717                154,373
Kingfisher PLC                                    42,617                195,234
Liberty International PLC                          7,245                165,782
Next PLC                                           4,519                160,046
Northern Rock PLC                                  7,516                163,981
Pearson PLC                                       11,839                168,182
Persimmon PLC                                      6,630                165,705
Rentokil Initial PLC                              51,164                140,013
Reuters Group PLC                                 19,965                162,041
Royal & Sun Alliance Insurance Group PLC          58,344                162,386
Scottish & Newcastle PLC                          16,272                173,253
Severn Trent PLC                                   6,135                153,104
Smith & Nephew PLC                                17,498                160,566
Smiths Group PLC                                   8,631                144,536
United Utilities PLC                              23,803                313,685
Whitbread & Co. PLC                                6,010                145,382
WM Morrison Supermarkets PLC                      37,228                169,156
Yell Group PLC                                    14,501                161,304
                                                                   ------------
Total United Kingdom                                                  6,686,186
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS (Cost: $25,084,016)                              27,671,903
================================================================================
RIGHTS* - 0.0%
Germany - 0.0%
Suedzucker AG, expiring 10/30/06 (Cost: $0)        1,891                     --
                                                                   -------------
WARRANTS* - 0.0%
Hong Kong - 0.0%
China Overseas Land & Investment Ltd.,
expiring 07/18/07 (Cost: $0)                       4,060                    875
                                                                   -------------
TOTAL LONG-TERM INVESTMENTS
(Cost: $25,084,016)                                                  27,672,778
================================================================================
SHORT-TERM INVESTMENT - 0.6%
MONEY MARKET FUND - 0.6%
Columbia Cash Reserves Fund, 4.92% (b)
(Cost: $169,901)                                 169,901               169,901
================================================================================
INVESTMENTS OF CASH COLLATERAL FOR
SECURITIES LOANED - 3.5%
MONEY MARKET FUNDS (c) - 3.5%
AIM Liquid Assets Portfolio, 5.21%                 1,100                  1,100
AIM Prime Portfolio, 5.22%                            50                     50
UBS Enhanced Yield Portfolio, 5.30%              500,000                500,000
UBS Private Money Market Fund LLC, 5.23%         488,216                488,216
                                                                   -------------
TOTAL INVESTMENTS OF CASH COLLATERAL FOR
SECURITIES LOANED
(Cost: $989,366) (d)                                                    989,366
================================================================================
TOTAL INVESTMENTS IN SECURITIES - 102.7%
(Cost: $26,243,283) (e)                                              28,832,045
Liabilities in Excess of Cash, Foreign
Cash and Other Assets - (2.7)%                                         (754,444)
                                                                   -------------
NET ASSETS - 100.0%                                                 $28,077,601
================================================================================

*     Non-income producing security.
(a)   Security, or portion thereof, was on loan on September 30, 2006 (See Note
      2).
(b)   Rate shown represents annualized 7-day yield as of September 30, 2006.
(c)   Interest rates shown reflect yields as of September 30, 2006.
(d) At September 30, 2006, the total market value of the Fund's securities on loan was $937,543 and the total market value of the collateral held by the Fund was $989,366.
(e) Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

                       See Notes to Financial Statements.


                                 WisdomTree Trust International Equity Funds  73

Schedule of Investments (unaudited)
WisdomTree International SmallCap Dividend Fund
September 30, 2006


================================================================================
Investments                                       Shares            U.S. $ Value
--------------------------------------------------------------------------------
COMMON STOCKS - 98.6%
Australia - 16.8%
A.B.C. Learning Centres Ltd. (a)                  13,271           $     61,996
ABB Grain Ltd.                                    12,213                 61,063
Adelaide Bank Ltd. (a)                             7,227                 69,302
Adelaide Brighton Ltd.                            35,719                 62,906
Alinta Ltd.                                       15,522                132,049
Allco Finance Group Ltd.                           9,733                 77,281
Ansell Ltd.                                        9,423                 74,468
APN News & Media Ltd. (a)                         24,468                 92,757
Austereo Group Ltd.                               54,729                 75,148
Australian Pipeline Trust                         21,586                 78,449
Australian Stock Exchange Ltd.                     1,925                 46,687
AWB Ltd.                                          34,396                 83,934
Bank of Queensland Ltd. (a)                        6,681                 77,129
Baycorp Advantage Ltd.                            27,971                 63,455
Bendigo Bank Ltd. (a)                              7,342                 79,171
Boom Logistics Ltd.                               20,594                 59,475
Challenger Financial Services Group Ltd.          27,365                 70,861
City Pacific Ltd.                                 13,508                 46,874
Coates Hire Ltd.                                  14,825                 63,060
Corporate Express Australia Ltd.                  14,585                 57,141
Crane Group Ltd. (a)                               7,112                 63,370
David Jones Ltd. (a)                              31,469                 81,958
Downer EDI Ltd.                                   11,447                 51,254
Energy Resources of Australia Ltd.                 7,533                 70,269
Excel Coal Ltd.                                   11,548                 81,868
Flight Centre Ltd. (a)                             8,986                 90,461
Futuris Corp., Ltd.                               40,791                 61,794
Galileo Shopping America Trust                    79,367                 72,850
Great Southern Plantations Ltd. (a)               23,786                 44,198
Gunns Ltd.                                        30,887                 59,007
GWA International Ltd.                            28,417                 69,132
Hills Industries Ltd. (a)                         19,336                 67,241
Iluka Resources Ltd.                              13,677                 72,568
Iress Market Technology Ltd. (a)                  15,602                 73,002
Just Group Ltd. (a)                               25,856                 72,356
MFS Ltd.                                          21,481                 63,960
Minara Resources Ltd.                             39,884                121,436
Nufarm Ltd. (a)                                    8,716                 63,742
OneSteel Ltd.                                     28,693                 89,931
Pacific Brands Ltd.                               48,920                 92,362
PaperlinX Ltd.                                    28,507                 81,902
Peet & Co. Ltd.                                   22,237                 68,701
Primary Health Care Ltd.                           7,673                 69,571
Ramsay Health Care Ltd.                            9,031                 67,731
Rural Press Ltd.                                   8,379                 69,406
Seek Ltd.                                         20,207                 76,151
Seven Network Ltd. (a)                            10,725                 70,511
Sigma Pharmaceuticals Ltd. (a)                    35,799                 69,726
Sims Group Ltd.                                    9,151                141,360
Smorgon Steel Group Ltd.                          77,492                 96,284
Southern Cross Broadcasting Australia Ltd. (a)     8,039                 77,388
Spotless Group Ltd. (a)                           18,374                 63,348
STW Communications Group Ltd.                     30,667                 63,850
Sunland Group Ltd.                                40,060                 70,851
Symbion Health Ltd.                               29,354                 74,917
Ten Network Holdings Ltd. (a)                     37,664                 82,072
Timbercorp Ltd. (a)                               22,744                 47,354
Tishman Speyer Office Fund                        39,178                 69,583
Transfield Services Ltd. (a)                      11,778                 74,270
United Group Ltd.                                  6,761                 71,645
Washington H. Soul Pattinson & Co., Ltd.          10,715                 66,607
West Australian Newspapers Holdings Ltd. (a)      15,105                102,237
                                                                   -------------
Total Australia                                                       4,571,430
--------------------------------------------------------------------------------
Austria - 0.5%
Andritz AG                                           195                 29,716
AT&S Austria Technologie & Systemtechnik AG          456                 11,553
Flughafen Wien AG                                    673                 56,306
Schoeller-Bleckmann Oilfield Equipment AG            155                  5,955
Semperit AG Holding                                  597                 19,035
                                                                   -------------
Total Austria                                                           122,565
--------------------------------------------------------------------------------
Belgium - 2.0%
Barco N.V.                                           350                 31,989
Compagnie Maritime Belge S.A.                      5,042                171,680
Cumerio N.V.                                         887                 18,517
Euronav N.V.                                       4,125                133,717
EVS Broadcast Equipment S.A.                         376                 20,909
Gimv N.V.                                          1,494                 89,233
Melexis N.V.                                       1,539                 25,968
Omega Pharma S.A.                                    210                 12,096
Tessenderlo Chemie N.V.                            1,218                 46,194
                                                                   -------------
Total Belgium                                                           550,303
--------------------------------------------------------------------------------
Denmark - 1.1%
A/S Dampskibsselskabet TORM                        3,272                168,966
Amagerbanken A/S                                     125                  7,984
Auriga Industries A/S Class B (a)                    502                 13,473
Bang & Olufsen A/S Class B                           200                 21,437
FLSmidth & Co. A/S                                   757                 35,041
NKT Holding A/S                                      502                 37,862
Spar Nord Bank A/S                                   757                 16,460
                                                                   -------------
Total Denmark                                                           301,223
--------------------------------------------------------------------------------

                       See Notes to Financial Statements.


74  WisdomTree Trust International Equity Funds

WisdomTree International SmallCap Dividend Fund
September 30, 2006


================================================================================
Investments                                       Shares            U.S. $ Value
--------------------------------------------------------------------------------
Finland - 3.3%
Amer Sports Oyj                                    2,010           $     45,067
Citycon Oyj                                        5,032                 26,453
Finnair Oyj                                        2,010                 32,820
Finnlines Oyj                                      1,509                 30,584
Fiskars Oyj Abp Class A                            2,265                 29,983
Hk-Ruokatalo Oyj Class A                           2,265                 31,274
Huhtamaki Oyj                                      2,772                 47,931
KCI Konecranes PLC                                 1,509                 28,616
Kemira GrowHow Oyj                                 4,531                 31,683
Kemira Oyj                                         3,524                 65,621
Lassila & Tikanoja Oyj                             1,007                 19,951
M-real Oyj Class B                                 8,054                 40,708
Nokian Renkaat Oyj                                 2,516                 45,226
Oriola-KD Oyj*                                     3,216                  9,818
Orion Oyj Class B*                                 4,029                 76,556
Perlos Oyj                                         2,516                 13,800
Poyry Oyj                                          2,516                 30,533
Rakentajain Konevuokraam Class B                   1,509                 25,519
Ramirent Oyj                                         502                 21,627
Rapala VMC Oyj                                     3,022                 22,586
Sponda Oyj                                         5,032                 56,731
Stockmann Oyj Abp Class B                          1,007                 42,261
Technopolis PLC                                    3,022                 23,926
Uponor Corp.                                       3,022                 81,845
Vaisala Oyj Class A                                  757                 26,371
                                                                   -------------
Total Finland                                                           907,490
--------------------------------------------------------------------------------
France - 2.1%
Acanthe Developpement S.A.                         6,841                 28,511
Alain Afflelou S.A.                                  416                 18,333
April Group                                          386                 16,551
Bacou-Dalloz S.A.                                    150                 17,567
Canal Plus S.A.                                    4,746                 47,976
CFF RECYCLING                                        481                 15,751
FONCIA Groupe S.A.                                   406                 19,019
Generale de Sante                                    752                 25,501
Groupe Steria SCA                                    325                 17,291
Haulotte Group                                       662                 17,116
Havas S.A.                                        10,314                 47,949
Ingenico S.A.                                        787                 17,097
Kaufman & Broad S.A.                                 401                 23,747
Manitou BF S.A.                                      977                 42,970
Mercialys                                            617                 20,735
Nexans S.A.                                          497                 43,157
Provimi S.A.                                         260                  9,667
Rallye S.A.                                        2,310                109,148
Trigano S.A.                                         335                 15,082
Viel et Compagnie                                  3,192                 18,357
                                                                   -------------
Total France                                                            571,525
--------------------------------------------------------------------------------
Germany - 2.7%
AWD Holding AG                                     1,699                 61,316
BayWa AG                                             717                 19,437
Comdirect Bank AG                                  3,909                 41,842
DAB Bank AG                                        2,195                 20,492
Deutsche Euroshop AG                                 617                 42,729
Douglas Holding AG                                 1,062                 49,641
ElringKlinger AG                                     386                 19,803
H&R WASAG AG                                       1,232                 69,136
IDS Scheer AG                                        962                 20,534
Indus Holding AG                                     752                 26,787
Kloeckner-Werke AG                                 4,009                 58,452
Krones AG                                            150                 19,776
Leoni AG                                             567                 19,752
Medion AG (a)                                      1,468                 16,290
MPC Muenchmeyer Petersen Capital AG                  707                 58,796
MVV Energie AG                                     1,744                 51,320
Norddeutsche Affinerie AG                          1,789                 43,058
Sixt AG (a)                                          381                 17,568
Software AG                                          532                 32,536
Takkt AG                                           1,208                 17,445
Vossloh AG                                           446                 26,254
                                                                   -------------
Total Germany                                                           732,964
--------------------------------------------------------------------------------
Hong Kong - 3.3%
Beijing Enterprises Holdings Ltd.                 10,074                 19,005
China National Aviation Co., Ltd.                 30,222                 10,666
China Power International Development Ltd.        85,622                 35,052
China Travel International Investment
  Hong Kong Ltd.                                 211,533                 46,692
CITIC International Financial Holdings Ltd. (a)  135,986                 78,182
Cross-Harbour Holdings Ltd.                       25,189                 18,652
Dah Sing Banking Group Ltd.                       14,103                 30,153
Dah Sing Financial Holdings Ltd.                   2,010                 18,095
Fountain Set (Holdings) Ltd.                      50,364                 13,573
Fubon Bank Ltd.                                   60,432                 23,421
Guangzhou Investment Co., Ltd. (a)                80,585                 15,823
Hong Kong Aircraft Engineering Co. Ltd.            4,029                 57,238
Hongkong & Shanghai Hotels Ltd. (The)             20,142                 25,590
Hung Hing Printing Group Ltd.                     40,290                 21,716
i-CABLE Communications Ltd.                       90,654                 17,800
Industrial & Commercial Bank of China Ltd.        50,364                 87,772
Kowloon Development Co., Ltd.                     20,142                 35,051
Liu Chong Hing Bank Ltd.                          15,110                 33,547
Oriental Press Group Ltd.                        141,017                 25,336


                       See Notes to Financial Statements.


                                 WisdomTree Trust International Equity Funds  75

WisdomTree International SmallCap Dividend Fund
September 30, 2006


================================================================================
Investments                                       Shares            U.S. $ Value
--------------------------------------------------------------------------------
Shanghai Industrial Holdings Ltd.                 35,248           $     66,585
Shaw Brothers (Hong Kong) Ltd.                    15,110                 27,923
Shenzhen Investment Ltd.                          50,364                 17,774
Silver Grant International Industries Ltd.        40,290                  9,565
Singamas Container Holdings Ltd.                  20,142                 10,598
Sun Hung Kai & Co., Ltd.                          25,189                 24,665
Tianjin Development Holdings Ltd.                 10,074                  6,335
Vitasoy International Holdings Ltd.               50,364                 19,842
Wheelock Properties Ltd.                          25,189                 19,331
Wing Lung Bank Ltd.                                8,566                 84,371
                                                                   -------------
Total Hong Kong                                                         900,353
--------------------------------------------------------------------------------
Ireland - 0.7%
Abbey PLC                                            927                 11,048
DCC PLC                                            1,624                 40,630
FBD Holdings PLC                                     577                 27,555
Fyffes PLC                                        17,667                 34,241
Glanbia PLC                                        7,073                 24,034
Greencore Group PLC                                6,380                 31,560
McInerney Holdings PLC                               627                 10,149
United Drug PLC                                    3,132                 13,909
                                                                   -------------
Total Ireland                                                           193,126
--------------------------------------------------------------------------------
Italy - 3.2%
Aedes SPA                                          3,859                 25,126
AEM Torino SpA                                    10,033                 29,136
Astaldi SpA                                        4,170                 28,736
Autostrada Torino-Milano SpA                       3,027                 65,186
Azimut Holding SpA                                 2,526                 28,798
Banca Intermobiliare SpA                           4,445                 46,960
Banca Popolare dell'Etruria e del Lazio            1,408                 27,895
Banca Popolare di Intra                            1,599                 28,702
Banco di Desio e della Brianza SpA                 3,167                 26,959
Beni Stabili SpA                                  38,039                 42,404
Caltagirone Editore SpA                            3,509                 29,382
Caltagirone SpA                                    2,305                 24,337
Cam Finanziara SpA                                11,196                 19,785
Cementir SpA                                       3,824                 29,524
COFIDE - Compagnia Finanziaria De
  Benedeth SpA                                    19,120                 25,189
Cremonini SpA                                     14,785                 41,438
Gewiss SpA                                         3,192                 24,261
IMMSI SpA (a)                                      8,901                 23,340
Indesit Co. SpA                                    3,814                 41,864
Interpump Group SpA                                2,997                 26,613
Piccolo Credito Valtellinese Scarl                 3,207                 46,962
Premafin Finanziaria SpA                           9,793                 29,152
Recordati SpA                                      4,290                 29,998
Risanamento SpA                                    4,004                 30,432
Societa Iniziative Autostradali e Servizi SpA      4,836                 63,588
Sogefi SpA                                         3,874                 27,236
                                                                   -------------
Total Italy                                                             863,003
--------------------------------------------------------------------------------
Japan - 17.2%
ABC-Mart, Inc.                                     1,500                 33,541
ADEKA Corp.                                        2,500                 26,786
Aichi Steel Corp.                                  5,000                 34,854
Air Water, Inc. (a)                                5,000                 46,966
AOC Holdings, Inc.                                 2,000                 35,320
Asatsu-DK, Inc.                                    1,000                 30,407
Awa Bank Ltd. (The)                                5,000                 27,697
Calsonic Kansei Corp.                              5,000                 31,466
Central Glass Co., Ltd.                            5,000                 27,697
Circle K Sunkus Co. Ltd.                           1,500                 28,205
Coca-Cola West Japan Co., Ltd.                     1,500                 29,983
COMSYS Holdings Corp.                              5,000                 54,885
Daifuku Co., Ltd.                                  2,500                 31,529
Daio Paper Corp. (a)                               5,000                 44,382
Daishi Bank Ltd. (The)                             5,000                 21,768
Diamond City Co., Ltd.                             1,000                 47,347
Disco Corp.                                          500                 30,703
Don Quijote Co., Ltd.                              1,500                 31,762
Ebara Corp. (a)                                   10,000                 36,251
Exedy Corp.                                        1,000                 27,104
Ezaki Glico Co., Ltd.                              5,000                 48,575
Fuji Fire & Marine Insurance Co., Ltd. (The)      10,000                 40,147
Futaba Corp.                                       1,000                 26,596
Futaba Industrial Co., Ltd.                        1,500                 32,397
Gigas K's Denki Corp.                              1,000                 24,605
Goldcrest Co., Ltd.                                  600                 32,575
Goodwill Group, Inc. (The)                            40                 24,190
Gunze Ltd.                                         5,000                 28,290
Hankyu Department Stores, Inc.                     5,000                 42,307
Heiwa Corp.                                        2,000                 26,020
Higo Bank Ltd. (The)                               5,000                 35,023
Hitachi Cable Ltd.                                 5,000                 22,572
Hitachi Koki Co., Ltd.                             5,000                 66,743
Hitachi Maxell Ltd.                                2,500                 32,440
Hokkoku Bank Ltd. (The)                            5,000                 22,403
Horiba Ltd.                                        1,000                 30,492
House Foods Corp.                                  2,000                 33,033
Hyakugo Bank Ltd. (The)                            5,000                 32,270
Hyakujushi Bank Ltd. (The)                         5,000                 31,296
JACCS Co., Ltd.                                    5,000                 53,106
Japan Aviation Electronics Industry Ltd.           5,000                 70,808
Kagoshima Bank Ltd. (The)                          5,000                 36,759
Kandenko Co., Ltd.                                 5,000                 34,345

                       See Notes to Financial Statements.


76  WisdomTree Trust International Equity Funds

WisdomTree International SmallCap Dividend Fund
September 30, 2006


================================================================================
Investments                                       Shares            U.S. $ Value
--------------------------------------------------------------------------------
Katokichi Co., Ltd.                                3,500           $     28,607
Keihin Corp.                                       1,500                 38,369
Keisei Electric Railway Co., Ltd.                  5,000                 30,661
Keiyo Bank Ltd. (The)                              5,000                 28,162
Kobayashi Pharmaceutical Co., Ltd.                 1,000                 38,199
Koei Co., Ltd. (a)                                 1,500                 24,495
Komeri Co., Ltd.                                   1,000                 33,371
Komori Corp.                                       5,000                101,850
KOSE Corp.                                         1,000                 32,270
Kyowa Exeo Corp.                                   5,000                 52,259
Lintec Corp.                                       1,000                 23,165
Lion Corp. (a)                                     5,000                 26,934
Makino Milling Machine Co., Ltd.                   5,000                 42,561
Meiji Dairies Corp. (a)                            5,000                 33,795
Meiji Seika Kaisha Ltd.                            5,000                 25,410
Meitec Corp.                                       1,000                 30,746
MISUMI Group, Inc.                                 2,000                 34,303
Musashino Bank Ltd. (The)                            500                 27,739
Nabtesco Corp.                                     5,000                 56,748
Nachi-Fujikoshi Corp.                              5,000                 24,097
Nagase & Co., Ltd.                                 5,000                 62,254
Nichirei Corp.                                     5,000                 26,384
Nihon Unisys Ltd.                                  2,000                 35,828
Nippon Kayaku Co., Ltd.                            5,000                 42,392
Nippon Light Metal Co., Ltd.                      10,000                 25,156
Nippon Paint Co., Ltd.                             5,000                 26,045
Nippon Suisan Kaisha Ltd.                          6,000                 33,033
Nishimatsuya Chain Co., Ltd.                       2,000                 37,776
Nishi-Nippon Railroad Co., Ltd.                   10,000                 37,437
Nissan Diesel Motor Co., Ltd.                      5,000                 19,735
Nissha Printing Co., Ltd.                          1,000                 45,399
Obic Co., Ltd.                                       150                 31,724
Ogaki Kyoritsu Bank Ltd. (The)                     5,000                 22,826
Oki Electric Industry Co., Ltd.                   15,000                 33,795
Okumura Corp.                                      5,000                 27,485
OSG Corp.                                          2,000                 28,493
PanaHome Corp. (a)                                 5,000                 35,701
Paris Miki, Inc.                                   1,500                 25,981
Plenus Co., Ltd.                                   1,000                 27,019
Point, Inc.                                          500                 26,426
QP Corp.                                           3,500                 33,083
Rengo Co., Ltd.                                    5,000                 33,287
Rinnai Corp.                                       1,000                 28,628
Sagami Railway Co., Ltd.                          10,000                 34,473
Saibu Gas Co., Ltd.                               15,000                 34,049
San-In Godo Bank Ltd. (The)                        5,000                 45,738
Sanken Electric Co., Ltd.                          5,000                 64,710
Sankyu, Inc. (a)                                   5,000                 28,755
Sanwa Shutter Corp.                                5,000                 28,374
Sanyo Shinpan Finance Co., Ltd.                      600                 23,987
Sanyo Special Steel Co., Ltd.                      5,000                 38,707
Sapporo Holdings Ltd. (a)                          5,000                 23,758
Seven & I Holdings Co., Ltd.                         880                 28,323
Shiga Bank Ltd. (The)                              5,000                 31,847
Shimachu Co., Ltd.                                 1,000                 29,391
Shimadzu Corp.                                     5,000                 38,496
Shin-Etsu Polymer Co., Ltd.                        2,500                 35,955
Showa Corp.                                        2,000                 36,251
Sohgo Security Services Co., Ltd.                  1,500                 26,553
Sumitomo Osaka Cement Co., Ltd.                   10,000                 29,645
Sumitomo Real Estate Sales Co., Ltd.                 450                 38,343
Sumitomo Warehouse Co., Ltd. (The)                 5,000                 35,743
Sundrug Co., Ltd.                                  1,500                 34,430
Sysmex Corp.                                       1,000                 38,115
Taiyo Yuden Co., Ltd.                              5,000                 75,128
Toda Corp.                                         5,000                 23,419
Tokai Carbon Co., Ltd.                             5,000                 31,847
Tokai Rubber Industries, Inc.                      2,000                 28,967
Tokai Tokyo Securities Co., Ltd.                   5,000                 25,706
Tokyo Dome Corp.                                   5,000                 25,198
Tokyo Ohka Kogyo Co., Ltd.                         1,000                 26,596
Tokyo Style Co., Ltd.                              5,000                 60,263
Tokyo Tomin Bank Ltd. (The)                        1,000                 42,011
Toppan Forms Co., Ltd.                             2,500                 31,614
Toshiba Machine Co., Ltd.                          5,000                 39,682
Toshiba TEC Corp.                                  5,000                 23,377
Toyo Ink Manufacturing Co., Ltd.                   5,000                 19,565
Toyo Suisan Kaisha Ltd.                            5,000                 72,121
Toyobo Co., Ltd.                                  10,000                 26,341
Toyota Auto Body Co., Ltd.                         2,000                 34,811
Tsubakimoto Chain Co.                              5,000                 23,081
Tsumura & Co.                                      5,000                115,614
UFJ Central Leasing Co., Ltd.                        500                 22,911
ULVAC, Inc.                                        1,000                 35,150
Union Tool Co.                                       500                 20,794
Xebio Co., Ltd.                                    1,000                 30,915
Yamatake Corp.                                     1,500                 36,971
Yamato Kogyo Co., Ltd.                             1,500                 32,334
Yamazaki Baking Co., Ltd.                          5,000                 48,490
Yokohama Rubber Co., Ltd. (The)                    5,000                 24,012
                                                                   -------------
Total Japan                                                           4,687,834
--------------------------------------------------------------------------------
Netherlands - 3.1%
Aalberts Industries N.V.                             749                 55,457
Arcadis N.V.                                         537                 23,577
Binck N.V.                                         1,494                 21,726
Eurocommercial Properties N.V.                     1,854                 87,484

                       See Notes to Financial Statements.


                                 WisdomTree Trust International Equity Funds  77

WisdomTree International SmallCap Dividend Fund
September 30, 2006


================================================================================
Investments                                       Shares            U.S. $ Value
--------------------------------------------------------------------------------
Getronics N.V.                                     2,100           $     14,152
Heijmans N.V.                                        857                 39,440
Imtech N.V.                                          722                 37,818
Konin Klijke Boskalis Westminster N.V.               572                 37,171
Koninklijke Wessanen N.V.                          4,034                 55,802
Macintosh Retail Group N.V.                          757                 22,823
Nieuwe Steen Investments N.V.                      2,410                 63,255
Nutreco Holding N.V.                                 426                 26,172
OCE N.V.                                           3,999                 64,132
Stork N.V.                                           857                 43,316
Telegraaf Media Groep N.V.                         1,032                 24,512
Univar N.V.                                          587                 24,575
Vastned Offices/Industrial N.V.                    1,208                 42,694
Vastned Retail N.V.                                  667                 54,666
Wegener N.V.                                       1,413                 17,541
Wereldhave N.V.                                      812                 88,563
                                                                   -------------
Total Netherlands                                                       844,876
--------------------------------------------------------------------------------
New Zealand - 2.8%
Air New Zealand Ltd.                              57,997                 50,741
Auckland International Airport Ltd.               69,508                 92,125
CanWest MediaWorks (NZ) Ltd.                      22,593                 20,799
Fisher & Paykel Appliances Holdings Ltd.          15,852                 37,363
Fisher & Paykel Healthcare Corp.                  18,469                 50,042
Freightways Ltd.                                   9,748                 23,612
Infratil Ltd.                                      8,981                 24,158
Mainfreight Ltd.                                   6,706                 28,678
New Zealand Refining Co., Ltd. (The)              16,704                 68,708
Nuplex Industries Ltd.                             5,614                 23,458
PGG Wrightson Ltd.                                17,471                 18,935
Port of Tauranga Ltd.                              7,262                 23,470
Pumpkin Patch Ltd.                                 8,876                 23,470
Sanford Ltd.                                       7,127                 22,103
Sky City Entertainment Group Ltd.                 28,124                 97,321
Steel & Tube Holdings Ltd.                         8,736                 26,237
Vector Ltd.                                       32,366                 50,082
Warehouse Group Ltd. (The)                        19,004                 79,782
                                                                   -------------
Total New Zealand                                                       761,084
--------------------------------------------------------------------------------
Norway - 1.9%
ABG Sundal Collier ASA                            30,222                 53,549
Acta Holding ASA                                  22,663                 91,783
Aker Yards AS                                        807                 61,899
Aktiv Kapital ASA                                  1,509                 20,371
Camillo Eitzen & Co. A/S                           1,659                 18,579
Ekornes ASA                                        2,265                 46,734
Expert ASA                                         1,007                 11,740
Hafslund ASA Class B                               1,007                 17,611
ProSafe ASA                                          502                 30,804
Schibsted ASA                                      1,258                 37,825
Solstad Offshore ASA                               1,007                 17,842
Sparebanken Midt-Norge                             3,524                 42,032
Tomra Systems ASA (a)                              2,010                 12,272
Veidekke ASA                                       1,258                 39,562
                                                                   -------------
Total Norway                                                            502,603
--------------------------------------------------------------------------------
Portugal - 0.9%
Corticeira Amorim S.A.                             3,469                  8,481
Finibanco Holding, SGPS, S.A.                      2,465                  9,024
Jeronimo Martins, SGPS, S.A.                       3,869                 69,007
Mota-Engil, SGPS, S.A.                             4,684                 26,345
Portucel-Empresa Produtora De Pasta E
  Papel, S.A. (a)                                 18,454                 50,727
SAG Gest-Solucoes Automovel Globais,
  SGPS, S.A.                                      12,131                 26,124
Semapa-Sociedade de Investimento e
  Gestao, SGPS, S.A.                               5,949                 61,041
                                                                   -------------
Total Portugal                                                          250,749
--------------------------------------------------------------------------------
Singapore - 6.7%
Ascendas Real Estate Investment Trust             65,000                 88,093
CapitaCommercial Trust                            40,000                 55,724
CapitaMall Trust Management Ltd.                  60,000                 96,067
ComfortDelgro Corp., Ltd.                         80,000                 85,224
Cosco Corp. (Singapore) Ltd.                      65,000                 68,016
Creative Technology Ltd. (a)                       9,500                 62,279
Fortune Real Estate Investment Trust              25,000                 18,929
Guocoland Ltd.                                    30,000                 45,197
Haw Par Corp., Ltd.                               15,000                 60,042
Hi-P International Ltd.                           80,000                 42,108
Jardine Cycle & Carriage Ltd.                     10,000                 75,643
Jaya Holdings Ltd.                                60,000                 52,572
Keppel Land Ltd.                                  20,000                 62,532
Labroy Marine Ltd.                                65,000                 69,655
MFS Technology Ltd.                               65,000                 43,432
MobileOne Ltd.                                    60,000                 79,803
Overseas Union Enterprise Ltd.                     8,000                 51,437
Parkway Holdings Ltd.                             35,000                 61,775
Raffles Holdings Ltd.                            110,000                 50,618
Singapore Airport Terminal Services Ltd.          45,000                 61,838
Singapore Land Ltd.                               10,000                 49,483
Singapore Petroleum Co., Ltd.                     15,000                 44,440
Singapore Post Ltd.                              110,000                 70,033
SMRT Corp. Ltd.                                   85,000                 59,474
Suntec Real Estate Investment Trust               65,000                 60,640
United Industrial Corp., Ltd.                     50,000                 51,374
UOL Group Ltd.                                    25,000                 55,156
Venture Corp., Ltd.                                5,000                 39,713
Want Want Holdings Ltd.                           40,000                 62,000

                       See Notes to Financial Statements.


78  WisdomTree Trust International Equity Funds

WisdomTree International SmallCap Dividend Fund
September 30, 2006


================================================================================
Investments                                       Shares            U.S. $ Value
--------------------------------------------------------------------------------
WBL Corp., Ltd. (a)                               15,000           $     47,088
Wheelock Properties (Singapore) Ltd.              55,000                 62,059
                                                                   -------------
Total Singapore                                                       1,832,444
--------------------------------------------------------------------------------
Spain - 0.8%
Campofrio Alimentacion S.A.                        1,945                 35,849
Dinamia Capital Privado S.C.R., S.A.                 335                 10,189
Europistas, Concesionaria Espanola S.A.            2,992                 26,000
Faes Farma S.A. (a)                                  742                 20,744
Grupo Duro Felguera S.A.                           1,173                  7,043
Grupo Empresarial Ence S.A.                          692                 34,459
Miquel y Costas & Miquel, S.A.                       195                  5,867
Obrascon Huarte Lain, S.A.                           937                 20,534
Prosegur Cia de Seguridad S.A.                       972                 29,157
Tubacex S.A.                                       1,067                  5,974
Tubos Reunidos, S.A.                                 582                 11,818
                                                                   -------------
Total Spain                                                             207,634
--------------------------------------------------------------------------------
Sweden - 5.3%
AB Industrivarden Class C                          2,010                 57,871
Axfood AB                                          2,516                 76,388
Cardo AB                                           1,007                 30,848
Castellum AB                                       6,541                 73,634
Clas Ohlson AB Class B                             2,010                 41,072
D Carnegie & Co. AB                                4,531                 95,522
Eniro AB                                           5,032                 61,797
Fabege AB                                          5,538                122,420
Hoganas AB Class B                                 1,509                 39,946
Hufvudstaden AB Class A                            5,032                 42,571
Intrum Justitia AB                                 4,029                 39,583
JM AB                                              2,005                 35,224
Kungsleden Fastighets AB                           6,541                 74,527
L E Lundbergforetagen AB Class B                     757                 38,890
Meda AB Class A                                    2,010                 46,214
Munters AB                                         1,258                 48,751
NCC AB Class B                                     2,010                 43,197
Nibe Industrier AB Class B                         4,029                 53,327
Nobia AB                                           1,509                 50,447
Oresund Investment AB                              2,516                 46,519
Peab AB                                            2,010                 32,775
Ratos AB Class B                                   5,032                 94,583
SSAB Svenskt Stal AB Series B                      3,022                 53,607
Trelleborg AB Class B                              3,022                 56,906
Wallenstam Byggnads AB Class B                     3,022                 44,741
WM-data AB Class B                                15,110                 52,576
                                                                   -------------
Total Sweden                                                          1,453,936
--------------------------------------------------------------------------------
Switzerland - 0.2%
Ascom Holding AG                                     547                  6,238
Converium Holding AG                                 967                 11,722
Kudelski S.A.                                        461                 13,603
Swiss Steel AG                                       200                 11,619
                                                                   -------------
Total Switzerland                                                        43,182
--------------------------------------------------------------------------------
United Kingdom - 24.0%
Aberdeen Asset Management PLC                     27,575                 84,346
Aero Inventory PLC                                 1,423                 10,327
Aggreko PLC                                       16,283                101,892
Arriva PLC                                         7,904                 97,444
Atkins WS PLC                                      5,212                 85,091
Babcock International Group PLC                   13,015                 84,786
Bodycote International PLC                        16,604                 73,662
Bovis Homes Group PLC                              5,182                 89,683
Brit Insurance Holdings PLC                       25,335                142,921
Burren Energy PLC                                  5,493                 86,343
Capital & Regional PLC                             4,160                 92,160
Carillion PLC                                     13,767                 94,121
Carpetright PLC                                    3,448                 74,390
Cattles PLC                                       15,852                112,447
Crest Nicholson PLC                                8,274                 83,768
Croda International PLC                            9,638                 91,907
Dairy Crest Group PLC                              8,871                 97,436
Davis Service Group PLC                            9,111                 81,776
De La Rue PLC                                      7,708                 82,358
Derwent Valley Holdings PLC                        2,922                 99,611
DS Smith PLC                                      27,018                 77,721
Electrocomponents PLC                             34,627                179,975
F&C Asset Management PLC                          28,161                106,916
Filtrona PLC                                      13,742                 67,382
Findel PLC                                         7,372                 77,941
First Choice Holidays PLC                         18,399                 68,565
FKI PLC                                           37,153                 62,633
Forth Ports PLC                                    2,420                 87,516
Go-Ahead Group PLC                                 2,375                 87,663
Great Portland Estates PLC                         8,886                100,422
Greene King PLC                                    5,443                 91,810
Halfords Group PLC                                13,888                 87,036
Halma PLC                                         22,418                 79,983
Hiscox PLC                                        19,701                 83,537
HMV Group PLC                                     24,833                 75,147
Homeserve PLC                                      2,762                 85,799
Intermediate Capital Group PLC                     3,358                 89,384
Intertek Group PLC                                 6,064                 88,353


                       See Notes to Financial Statements.


                                 WisdomTree Trust International Equity Funds  79

Schedule of Investments (unaudited) (concluded)
WisdomTree International SmallCap Dividend Fund
September 30, 2006


================================================================================
Investments                                       Shares            U.S. $ Value
--------------------------------------------------------------------------------
J D Wetherspoon PLC                               10,179           $     97,113
Jardine Lloyd Thompson Group PLC                  13,116                 95,550
Laird Group PLC                                   10,931                 76,774
London Merchant Securities                        16,795                 75,372
Matalan PLC                                       23,581                 82,150
McCarthy & Stone PLC                               4,826                 96,638
Millennium & Copthorne Hotels PLC                 10,219                 91,912
Misys PLC                                         21,836                 92,283
N Brown Group PLC                                 19,250                 84,951
Northern Foods PLC                                51,536                 86,640
Northgate PLC                                      4,145                 78,627
Paragon Group of Cos. (The) PLC                    6,199                 78,045
Pendragon PLC                                      7,598                 70,822
Premier Farnell PLC                               23,651                 79,964
Premier Foods PLC                                 13,923                 69,115
PZ Cussons PLC                                    27,970                 81,635
Quintain Estates & Development PLC                 6,866                 89,777
Redrow PLC                                         9,256                101,750
Renishaw PLC                                       4,826                 70,766
Savills PLC                                        7,643                 76,024
Schroders PLC                                      4,385                 70,893
SIG PLC                                            4,952                 90,743
Smiths News PLC *                                  9,352                 21,007
Songbird Estates PLC Class B                      30,862                134,467
Spectris PLC                                       7,222                 85,057
Spirax-Sarco Engineering PLC                       4,821                 82,940
SSL International PLC                             14,520                 94,929
Stagecoach Group PLC                              41,948                 99,513
Taylor Nelson Sofres PLC                          17,707                 70,782
Topps Tiles PLC                                   14,058                 68,013
Ultra Electronics Holdings PLC                     4,325                 84,909
Victrex PLC                                        5,473                 80,917
Viridian Group PLC                                 5,543                110,892
VT Group PLC                                       8,666                 78,267
Weir Group (The) PLC                               9,848                 88,437
WH Smith PLC *                                     9,352                 62,845
Wolverhampton & Dudley Breweries
  (The) PLC                                        3,232                 86,936
Woolworths Group PLC                             127,505                 84,551
                                                                   -------------
Total United Kingdom                                                  6,536,258
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS (Cost: $25,029,621)                              26,834,582
================================================================================
RIGHTS* - 0.0%
Italy - 0.0%
IMMSI SpA, expiring 10/13/06 (a) (Cost: $0)        8,901           $      1,488
                                                                   -------------
TOTAL LONG-TERM INVESTMENTS
(Cost: $25,029,621)                                                  26,836,070
================================================================================
SHORT-TERM INVESTMENT - 1.0%
MONEY MARKET FUND - 1.0%
United States - 1.0%
Columbia Cash Reserves Fund, 4.92% (b)
(Cost: $285,535)                                 285,535                285,535
================================================================================
INVESTMENTS OF CASH COLLATERAL FOR
SECURITIES LOANED - 8.1%
MONEY MARKET FUNDS (c) - 8.1%
UBS Enhanced Yield Portfolio, 5.30%            1,300,000              1,300,000
UBS Private Money Market Fund LLC, 5.23%         894,751                894,751
                                                                   -------------
TOTAL INVESTMENTS OF CASH
COLLATERAL FOR SECURITIES LOANED
(Cost: $2,194,751) (d)                                                2,194,751
================================================================================
TOTAL INVESTMENTS IN SECURITIES - 107.7%
(Cost: $27,509,907) (e)                                              29,316,356
                                                                   -------------
Liabilities in Excess of Cash, Foreign Cash
and Other Assets - (7.7)%                                            (2,096,949)
                                                                   -------------
NET ASSETS - 100.0%                                                $ 27,219,407
================================================================================

*     Non-income producing security.
(a)   Security, or portion thereof, were on loan on September 30, 2006 (See Note
      2).
(b)   Rate shown represents annualized 7-day yield as of September 30, 2006.
(c)   Interest rates shown reflect yields as of September 30, 2006.
(d) At September 30, 2006, the total market value of the Fund's securities on loan was $2,007,001 and the total market value of the collateral held by the Fund was $2,194,751.
(e) Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

                       See Notes to Financial Statements.


80  WisdomTree Trust International Equity Funds

Statements of Assets and Liabilities (unaudited)
WisdomTree International Equity Funds
September 30, 2006

====================================================================================================================================
                                                                         WisdomTree                      WisdomTree      WisdomTree
                                                                           DIEFA         WisdomTree        Europe          Europe
                                                         WisdomTree    High-Yielding    Europe Total   High-Yielding      SmallCap
                                                         DIEFA Fund     Equity Fund    Dividend Fund    Equity Fund    Dividend Fund
                                                        -----------    -------------   -------------   -------------   -------------
ASSETS:
------------------------------------------------------------------------------------------------------------------------------------
Investments, at cost                                    $26,143,573     $20,703,767     $10,366,546     $21,282,807     $25,709,169
Foreign currency, at cost                                    30,466          43,191           8,533           9,163         159,602
------------------------------------------------------------------------------------------------------------------------------------
Investments in securities, at value
  (including securities on loan) (Note 2):               27,709,871      21,993,708      11,098,935      22,174,681      27,945,217
Foreign currency, at value                                   30,264          42,910           8,525           9,156         160,042
Receivables:
  Investment securities sold                                 14,219           9,843          10,305          15,670              --
  Dividends and interest                                     40,827          43,213          10,852          24,358          55,412
  Foreign tax reclaims                                          478             338             482             830           1,367
------------------------------------------------------------------------------------------------------------------------------------
Total Assets                                             27,795,659      22,090,012      11,129,099      22,224,695      28,162,038
====================================================================================================================================
LIABILITIES:
Due to custodian                                             34,748              --              --              --              --
Payables:
  Collateral for securities on loan (Note 2)                195,116          81,050          25,717          48,420         318,505
  Investment advisory fees (Note 3)                           6,463           7,269           3,321           6,263          13,053
------------------------------------------------------------------------------------------------------------------------------------
Total Liabilities                                           236,327          88,319          29,038          54,683         331,558
====================================================================================================================================
NET ASSETS                                              $27,559,332     $22,001,693     $11,100,061     $22,170,012     $27,830,480
====================================================================================================================================
NET ASSETS:
Paid-in capital                                         $24,759,381     $19,752,410     $ 9,392,791     $20,330,461     $25,432,196
Undistributed net investment income                         108,783         116,260          51,456          77,555         146,260
Accumulated net realized gain on investments
  and foreign currency related transactions               1,125,670         844,014         923,618         870,528          16,007
Net unrealized appreciation on investments and
  translation of assets and liabilities denominated
  in foreign currencies                                   1,565,498       1,289,009         732,196         891,468       2,236,017
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                              $27,559,332     $22,001,693     $11,100,061     $22,170,012     $27,830,480
====================================================================================================================================
Beneficial interest shares of $0.001 par value
  (unlimited number of shares authorized)                   500,100         400,100         200,100         400,100         500,100
------------------------------------------------------------------------------------------------------------------------------------
Net asset value per share                               $     55.11     $     54.99     $     55.47     $     55.41     $     55.65
====================================================================================================================================

                       See Notes to Financial Statements.


                                 WisdomTree Trust International Equity Funds  81

WisdomTree International Equity Funds
September 30, 2006

====================================================================================================================================
                                                                                                                         WisdomTree
                                                                            WisdomTree     WisdomTree     WisdomTree      Pacific
                                                            WisdomTree        Japan          Japan       Pacific ex-      ex-Japan
                                                           Japan Total    High-Yielding     SmallCap     Japan Total   High-Yielding
                                                          Dividend Fund    Equity Fund   Dividend Fund  Dividend Fund   Equity Fund
                                                          -------------   -------------  -------------  -------------  -------------
ASSETS:
------------------------------------------------------------------------------------------------------------------------------------
Investments, at cost                                       $ 26,122,971    $ 27,779,142   $ 10,158,072   $ 10,618,242   $ 17,814,885
Foreign currency, at cost                                       108,415          24,818         56,398         44,027         37,268
------------------------------------------------------------------------------------------------------------------------------------
Investments in securities, at value
  (including securities on loan) (Note 2):                   27,058,479      28,721,930     10,333,717     11,104,494     18,175,143
Foreign currency, at value                                      107,771          24,671         56,031         43,900         37,138
Receivables:
  Dividends and interest                                        107,310         146,552         46,555         32,611         72,493
------------------------------------------------------------------------------------------------------------------------------------
Total Assets                                                 27,273,560      28,893,153     10,436,303     11,181,005     18,284,774
====================================================================================================================================
LIABILITIES:
Due to custodian                                                345,154          10,214         54,903             --             --
Payables:
  Collateral for securities on loan (Note 2)                    889,415       2,760,525        377,744        389,768      2,458,154
  Investment advisory fees (Note 3)                              10,246          12,441          2,856          2,536          4,498
------------------------------------------------------------------------------------------------------------------------------------
Total Liabilities                                             1,244,815       2,783,180        435,503        392,304      2,462,652
====================================================================================================================================
NET ASSETS                                                 $ 26,028,745    $ 26,109,973   $ 10,000,800   $ 10,788,701   $ 15,822,122
====================================================================================================================================
NET ASSETS:
Paid-in capital                                            $ 25,011,494    $ 25,045,340   $  9,653,791   $  9,091,147   $ 14,632,812
Undistibuted net investment income                               87,051         123,140         36,885         86,818        133,215
Accumulated net realized gain (loss) on investments
  and foreign currency related transactions                      (3,721)            132        135,254      1,125,116        696,992
Net unrealized appreciation on investments and
  translation of assets and liabilities denominated
  in foreign currencies                                         933,921         941,361        174,870        485,620        359,103
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                 $ 26,028,745    $ 26,109,973   $ 10,000,800   $ 10,788,701   $ 15,822,122
====================================================================================================================================
Beneficial interest shares of $0.001 par value
  (unlimited number of shares authorized)                       500,100         500,100        200,100        200,100        300,100
------------------------------------------------------------------------------------------------------------------------------------
Net asset value per share                                  $      52.05    $      52.21   $      49.98   $      53.92   $      52.72
====================================================================================================================================

                       See Notes to Financial Statements.


82  WisdomTree Trust International Equity Funds

Statements of Assets and Liabilities (unaudited) (concluded)
WisdomTree International Equity Funds
September 30, 2006

====================================================================================================================================
                                                                    WisdomTree        WisdomTree        WisdomTree      WisdomTree
                                                                  International     International     International    International
                                                                    LargeCap          Dividend            MidCap          SmallCap
                                                                  Dividend Fund     Top 100 Fund      Dividend Fund    Dividend Fund
                                                                  -------------     -------------     -------------    -------------
ASSETS:
------------------------------------------------------------------------------------------------------------------------------------
Investments, at cost                                               $25,588,352       $26,293,279       $26,243,283       $27,509,907
Foreign currency, at cost                                               81,901             3,973            76,797           159,323
------------------------------------------------------------------------------------------------------------------------------------
Investments in securities, at value
  (including securities on loan) (Note 2):                          27,737,983        28,879,230        28,832,045        29,316,356
Foreign currency, at value                                              81,646             3,936            77,081           160,562
Receivables:
  Investment securities sold                                                --                --            78,190                --
  Dividends and interest                                                51,965            58,642            92,028           102,956
  Foreign tax reclaims                                                     436               432               765               242
------------------------------------------------------------------------------------------------------------------------------------
Total Assets                                                        27,872,030        28,942,240        29,080,109        29,580,116
====================================================================================================================================
LIABILITIES:
Due to custodian                                                       172,910                --                --           153,185
Payables:
  Collateral for securities on loan (Note 2)                           203,989           993,750           989,366         2,194,751
  Investment advisory fees (Note 3)                                     10,734            13,108            13,142            12,773
------------------------------------------------------------------------------------------------------------------------------------
Total Liabilities                                                      387,633         1,006,858         1,002,508         2,360,709
====================================================================================================================================
NET ASSETS                                                         $27,484,397       $27,935,382       $28,077,601       $27,219,407
====================================================================================================================================
NET ASSETS
Paid-in capital                                                    $25,219,271       $25,188,222       $25,273,677       $25,195,007
Undistributed net investment income                                    112,218           159,485           164,476           202,599
Accumulated net realized gain on investments
  and foreign currency related transactions                              4,311             2,680            51,971            14,995
Net unrealized appreciation on investments and
  translation of assets and liabilities denominated
  in foreign currencies                                              2,148,597         2,584,995         2,587,477         1,806,806
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                         $27,484,397       $27,935,382       $28,077,601       $27,219,407
====================================================================================================================================
Beneficial interest shares of $0.001 par value
 (unlimited number of shares authorized)                               500,100           500,100           500,100           500,100
------------------------------------------------------------------------------------------------------------------------------------
Net asset value per share                                          $     54.96       $     55.86       $     56.14       $     54.43
====================================================================================================================================

                       See Notes to Financial Statements.


                                 WisdomTree Trust International Equity Funds  83

Statements of Operations (unaudited)
WisdomTree International Equity Funds
For the Period June 16, 2006* through September 30, 2006

====================================================================================================================================
                                                                           WisdomTree      WisdomTree     WisdomTree     WisdomTree
                                                                             DIEFA           Europe         Europe         Europe
                                                            WisdomTree   High-Yielding       Total      High-Yielding     SmallCap
                                                            DIEFA Fund    Equity Fund    Dividend Fund   Equity Fund   Dividend Fund
                                                            -----------  -------------   -------------  -------------  -------------
INVESTMENT INCOME:
------------------------------------------------------------------------------------------------------------------------------------
  Dividends(1)                                              $   137,283   $   144,594     $    67,025    $    98,684    $   183,567
  Interest                                                          516           609             548            510            782
  Securities lending income (Note 2)                                 --            43              10              5             --
------------------------------------------------------------------------------------------------------------------------------------
Total investment income                                         137,799       145,246          67,583         99,199        184,349
====================================================================================================================================
EXPENSES:
  Investment advisory fees (Note 3)                              29,016        28,986          16,127         21,644         38,089
  Trustee fees                                                    3,655         3,655           3,655          3,655          3,655
  Chief compliance officer fees                                   2,083         2,083           2,083          2,083          2,083
  Legal fees                                                      1,501         1,501           1,501          1,501          1,501
  Miscellaneous fees                                                296           179             156             73            230
------------------------------------------------------------------------------------------------------------------------------------
Total expenses                                                   36,551        36,404          23,522         28,956         45,558
------------------------------------------------------------------------------------------------------------------------------------
  Expense reimbursements (Note 3)                                (7,535)       (7,418)         (7,395)        (7,312)        (7,469)
------------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                     29,016        28,986          16,127         21,644         38,089
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                           108,783       116,260          51,456         77,555        146,260
====================================================================================================================================
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
Net realized gain (loss) from:
  Investment transactions                                        14,384        10,392           9,342          1,542         16,654
  In-kind redemptions                                         1,111,660       833,653         914,803        868,861             --
  Foreign currency related transactions                            (374)          (31)           (527)           125           (647)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain                                             1,125,670       844,014         923,618        870,528         16,007
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) from:
  Investment transactions                                     1,566,298     1,289,941         732,389        891,874      2,236,048
  Translation of assets and liabilities denominated in
    foreign currencies                                             (800)         (932)           (193)          (406)           (31)
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                         1,565,498     1,289,009         732,196        891,468      2,236,017
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments               2,691,168     2,133,023       1,655,814      1,761,996      2,252,024
====================================================================================================================================
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                                           $ 2,799,951   $ 2,249,283     $ 1,707,270    $ 1,839,551    $ 2,398,284
====================================================================================================================================

*     Commencement of investment operations
1.    Net of foreign withholding tax of $14,674, $14,552, $9,910, $14,629 and
      $4,462, respectively.

                       See Notes to Financial Statements.


84  WisdomTree Trust International Equity Funds

WisdomTree International Equity Funds
For the Period June 16, 2006* through September 30, 2006

====================================================================================================================================
                                                                                                                         WisdomTree
                                                                                                                           Pacific
                                                             WisdomTree      WisdomTree     WisdomTree     WisdomTree     ex-Japan
                                                               Japan           Japan          Japan         Pacific         High-
                                                               Total       High-Yielding     SmallCap    ex-Japan Total   Yielding
                                                           Dividend Fund    Equity Fund   Dividend Fund  Dividend Fund   Equity Fund
                                                           -------------   -------------  -------------  --------------  -----------
INVESTMENT INCOME:
------------------------------------------------------------------------------------------------------------------------------------
  Dividends(1)                                              $   117,254    $   158,887    $    49,887    $   105,225    $   156,792
  Interest                                                            9             30            172             90            185
  Securities lending income (Note 2)                                 --            770            156            282             --
------------------------------------------------------------------------------------------------------------------------------------
Total investment income                                         117,263        159,687         50,215        105,597        156,977
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
  Investment advisory fees (Note 3)                              30,212         36,547         13,330         18,779         23,762
  Trustee fees                                                    3,655          3,655          3,655          3,655          3,655
  Chief compliance officer fees                                   2,083          2,083          2,083          2,083          2,083
  Legal fees                                                      1,501          1,501          1,501          1,501          1,501
  Miscellaneous fees                                                141            103            255            114             48
------------------------------------------------------------------------------------------------------------------------------------
Total expenses                                                   37,592         43,889         20,824         26,132         31,049
------------------------------------------------------------------------------------------------------------------------------------
  Expenses reimbursements (Note 3)                               (7,380)        (7,342)        (7,494)        (7,353)        (7,287)
------------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                     30,212         36,547         13,330         18,779         23,762
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                            87,051        123,140         36,885         86,818        133,215
====================================================================================================================================
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
Net realized gain (loss) from:
  Investment transactions                                        (2,496)           831            (27)         7,334           (665)
  In-kind redemptions                                                --             --        136,379      1,116,793        694,801
  Foreign currency related transactions                          (1,225)          (699)        (1,098)           989          2,856
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss)                                         (3,721)           132        135,254      1,125,116        696,992
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) from:
  Investment transactions                                       935,508        942,788        175,645        486,252        360,258
  Translation of assets and liabilities denominated in
    foreign currencies                                           (1,587)        (1,427)          (775)          (632)        (1,155)
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                           933,921        941,361        174,870        485,620        359,103
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments                 930,200        941,493        310,124      1,610,736      1,056,095
====================================================================================================================================
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                                           $ 1,017,251    $ 1,064,633    $   347,009    $ 1,697,554    $ 1,189,310
====================================================================================================================================

*     Commencement of investment operations.
1. Net of foreign withholding tax of $8,826, $11,959, $3,755, $1,087 and $4,125, respectively.

                       See Notes to Financial Statements.


                                 WisdomTree Trust International Equity Funds  85

Statements of Operations (unaudited) (concluded)
WisdomTree International Equity Funds
For the Period June 16, 2006* through September 30, 2006

====================================================================================================================================
                                                                      WisdomTree       WisdomTree      WisdomTree       WisdomTree
                                                                     International    International   International    International
                                                                       LargeCap         Dividend         MidCap           SmallCap
                                                                     Dividend Fund    Top 100 Fund    Dividend Fund    Dividend Fund
                                                                     -------------    -------------   -------------    -------------
INVESTMENT INCOME:
------------------------------------------------------------------------------------------------------------------------------------
  Dividends(1)                                                       $   142,659      $   195,973      $   201,010      $   237,863
  Interest                                                                   993            1,147            1,079              815
  Securities lending income (Note 2)                                          --              407              476            1,094
Total investment income                                                  143,652          197,527          202,565          239,772
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
  Investment advisory fees (Note 3)                                       31,434           38,042           38,089           37,173
  Trustee fees                                                             3,655            3,655            3,655            3,655
  Chief compliance officer fees                                            2,083            2,083            2,083            2,083
  Legal fees                                                               1,501            1,501            1,501            1,501
  Miscellaneous fees                                                         130               49              184              275
------------------------------------------------------------------------------------------------------------------------------------
Total expenses                                                            38,803           45,330           45,512           44,687
------------------------------------------------------------------------------------------------------------------------------------
  Expense reimbursements (Note 3)                                         (7,369)          (7,288)          (7,423)          (7,514)
------------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                              31,434           38,042           38,089           37,173
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                    112,218          159,485          164,476          202,599
====================================================================================================================================
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
Net realized gain (loss) from:
  Investment transactions                                                  5,595            3,127           53,061           12,803
  Foreign currency related transactions                                   (1,284)            (447)          (1,090)           2,192
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain                                                          4,311            2,680           51,971           14,995
------------------------------------------------------------------------------------------------------------------------------------
Net change unrealized appreciation (depreciation) from:
  Investment transactions                                              2,149,631        2,585,951        2,588,762        1,806,449
  Translation of assets and liabilities denominated
    in foreign currencies                                                 (1,034)            (956)          (1,285)             357
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                  2,148,597        2,584,995        2,587,477        1,806,806
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments                        2,152,908        2,587,675        2,639,448        1,821,801
====================================================================================================================================
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                                                    $ 2,265,126      $ 2,747,160      $ 2,803,924      $ 2,024,400
====================================================================================================================================

*     Commencement of investment operations
1. Net of foreign withholding tax of $8,667, $11,020, $5,499 and $7,683, respectively.

                       See Notes to Financial Statements.


86  WisdomTree Trust International Equity Funds

Statements of Changes in Net Assets (unaudited)
WisdomTree International Equity Funds
For the Period June 16, 2006* through September 30, 2006

====================================================================================================================================
                                                                         WisdomTree      WisdomTree      WisdomTree     WisdomTree
                                                                           DIEFA           Europe          Europe          Europe
                                                         WisdomTree     High-Yielding   Europe Total   High-Yielding      SmallCap
                                                         DIEFA Fund      Equity Fund   Dividend Fund    Equity Fund    Dividend Fund
------------------------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income                                 $    108,783    $    116,260    $     51,456    $     77,555    $    146,260
  Net realized gain on investments and foreign
    currency related transactions                          1,125,670         844,014         923,618         870,528          16,007
  Net change in unrealized appreciation on
    investments and translation of  assets
    and liabilities denominated in foreign
    currencies                                             1,565,498       1,289,009         732,196         891,468       2,236,017
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations       2,799,951       2,249,283       1,707,270       1,839,551       2,398,284
====================================================================================================================================
CAPITAL SHARE TRANSACTIONS:
  Net proceeds from sales of shares                       38,073,768      30,385,492      20,099,718      31,006,218      25,432,196
  Cost of shares redeemed                                (13,314,387)    (10,633,082)    (10,706,927)    (10,675,757)             --
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from capital
  share transactions                                      24,759,381      19,752,410       9,392,791      20,330,461      25,432,196
====================================================================================================================================
Net Increase in Net Assets                                27,559,332      22,001,693      11,100,061      22,170,012      27,830,480
====================================================================================================================================
NET ASSETS:
Beginning of period                                               --              --              --              --              --
End of period                                           $ 27,559,332    $ 22,001,693    $ 11,100,061    $ 22,170,012    $ 27,830,480
====================================================================================================================================
Undistributed net investment income
  included in net assets at end of period               $    108,783    $    116,260    $     51,456    $     77,555    $    146,260
====================================================================================================================================
SHARES CREATED AND REDEEMED:
  Shares created                                             750,100         600,100         400,100         600,100         500,100
  Shares redeemed                                           (250,000)       (200,000)       (200,000)       (200,000)             --
------------------------------------------------------------------------------------------------------------------------------------
Net increase in shares outstanding                           500,100         400,100         200,100         400,100         500,100
====================================================================================================================================

*     Commencement of investment operations.

                       See Notes to Financial Statements.


                                 WisdomTree Trust International Equity Funds  87

WisdomTree International Equity Funds
For the Period June 16, 2006* through September 30, 2006

====================================================================================================================================
                                                                                                          WisdomTree    WisdomTree
                                                                          WisdomTree     WisdomTree        Pacific       Pacific
                                                          WisdomTree         Japan          Japan          ex-Japan      ex-Japan
                                                          Japan Total    High-Yielding    SmallCap         Dividend    High-Yielding
                                                         Dividend Fund   Equity Fund    Total Dividend       Fund      Equity Fund
------------------------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income                                  $     87,051    $    123,140   $     36,885    $     86,818   $    133,215
  Net realized gain (loss) on investments and
    foreign currency related transactions                      (3,721)            132        135,254       1,125,116        696,992
  Net change in unrealized appreciation on
    investments and translation of assets and
    liabilities denominated in foreign currencies             933,921         941,361        174,870         485,620        359,103
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations        1,017,251       1,064,633        347,009       1,697,554      1,189,310
====================================================================================================================================
CAPITAL SHARE TRANSACTIONS:
  Net proceeds from sales of shares                        25,011,494      25,045,340     14,613,414      24,791,727     29,982,131
  Cost of shares redeemed                                          --              --     (4,959,623)    (15,700,580)   (15,349,319)
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from capital
  share transactions                                       25,011,494      25,045,340      9,653,791       9,091,147     14,632,812
====================================================================================================================================
Net Increase in Net Assets                                 26,028,745      26,109,973     10,000,800      10,788,701     15,822,122
====================================================================================================================================
NET ASSETS:
Beginning of period                                                --              --             --              --             --
End of period                                            $ 26,028,745    $ 26,109,973   $ 10,000,800    $ 10,788,701   $ 15,822,122
====================================================================================================================================
Undistributed net investment income
  included in net assets at end of period                $     87,051    $    123,140   $     36,885    $     86,818   $    133,215
====================================================================================================================================
SHARES CREATED AND REDEEMED:
  Shares created                                              500,100         500,100        300,100         500,100        600,100
  Shares redeemed                                                  --              --       (100,000)       (300,000)      (300,000)
------------------------------------------------------------------------------------------------------------------------------------
Net increase in shares outstanding                            500,100         500,100        200,100         200,100        300,100
====================================================================================================================================

* Commencement of investment operations.

                       See Notes to Financial Statements.

88  WisdomTree Trust International Equity Funds

Statements of Changes in Net Assets (unaudited) (concluded)
WisdomTree International Equity Funds
For the Period June 16, 2006* through September 30, 2006

====================================================================================================================================
                                                            WisdomTree         WisdomTree         WisdomTree         WisdomTree
                                                           International      International      International      International
                                                             LargeCap           Dividend            MidCap            SmallCap
                                                           Dividend Fund      Top 100 Fund       Dividend Fund      Dividend Fund
------------------------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
====================================================================================================================================
OPERATIONS:
  Net investment income                                    $     112,218      $     159,485      $     164,476      $     202,599
  Net realized gain on investments and foreign
    currency related transactions                                  4,311              2,680             51,971             14,995
  Net change in unrealized appreciation on
    investments and translation of assets and
    liabilities denominated in foreign currencies              2,148,597          2,584,995          2,587,477          1,806,806
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations           2,265,126          2,747,160          2,803,924          2,024,400
====================================================================================================================================
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold                                   25,219,271         25,188,222         25,273,677         25,195,007
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from capital
  share transactions                                          25,219,271         25,188,222         25,273,677         25,195,007
====================================================================================================================================
Net Increase in Net Assets                                    27,484,397         27,935,382         28,077,601         27,219,407
====================================================================================================================================
NET ASSETS:
Beginning of period                                                   --                 --                 --                 --
End of period                                              $  27,484,397      $  27,935,382      $  28,077,601      $  27,219,407
====================================================================================================================================
Undistributed net investment income
  included in net assets at end of period                  $     112,218      $     159,485      $     164,476      $     202,599
====================================================================================================================================
SHARES CREATED AND REDEEMED:
  Shares created                                                 500,100            500,100            500,100            500,100
------------------------------------------------------------------------------------------------------------------------------------
Net increase in shares outstanding                               500,100            500,100            500,100            500,100
====================================================================================================================================

* Commencement of investment operations.

                       See Notes to Financial Statements.


                                 WisdomTree Trust International Equity Funds  89

Financial Highlights (unaudited)
WisdomTree International Equity Funds

September 30, 2006

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

================================================================================
                                                             For the period
                                                        June 16, 2006(1) through
WisdomTree DIEFA Fund                                      September 30, 2006
--------------------------------------------------------------------------------
Net asset value, beginning of period                          $     49.94
--------------------------------------------------------------------------------
Investment operations:
  Net investment income(2)                                           0.25
  Net realized and unrealized gain                                   4.92
--------------------------------------------------------------------------------
Total from investment operations                                     5.17
--------------------------------------------------------------------------------
Net asset value, beginning of period                          $     55.11
================================================================================

TOTAL RETURN(3)                                                     10.35%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)                     $    27,559
Ratio to average net assets of:
  Expenses, net of expense reimbursements                            0.48%(4)
  Expenses, prior to expense reimbursements                          0.60%(4)
  Net investment income                                              1.80%(4)
--------------------------------------------------------------------------------
Portfolio turnover rate(5)                                              0%(6)
================================================================================

================================================================================
                                                             For the period
                                                        June 16, 2006(1) through
WisdomTree DIEFA High-Yielding Equity Fund                 September 30, 2006
--------------------------------------------------------------------------------
Net asset value, beginning of period                          $     49.77
--------------------------------------------------------------------------------
Investment operations:
  Net investment income(2)                                           0.33
  Net realized and unrealized gain                                   4.89
--------------------------------------------------------------------------------
Total from investment operations                                     5.22
--------------------------------------------------------------------------------
Net asset value, beginning of period                          $     54.99
================================================================================

TOTAL RETURN(3)                                                     10.49%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)                     $    22,002
Ratio to average net assets of:
  Expenses, net of expense reimbursements                            0.58%(4)
  Expenses, prior to expense reimbursements                          0.73%(4)
  Net investment income                                              2.33%(4)
--------------------------------------------------------------------------------
Portfolio turnover rate(5)                                              1%
================================================================================

1. Commencement of investment operations.
2. Based on average shares outstanding.
3. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed by the investment advisor (Note 3).
4. Annualized.
5. Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.
6. Amount represents less than 1%.

                       See Notes to Financial Statements.


90  WisdomTree Trust International Equity Funds

WisdomTree International Equity Funds

September 30, 2006

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

================================================================================
                                                             For the period
                                                        June 16, 2006(1) through
WisdomTree Europe Total Dividend Fund                      September 30, 2006
--------------------------------------------------------------------------------
Net asset value, beginning of period                          $     49.95
--------------------------------------------------------------------------------
Investment operations:
  Net investment income(2)                                           0.23
  Net realized and unrealized gain                                   5.29
--------------------------------------------------------------------------------
Total from investment operations                                     5.52
--------------------------------------------------------------------------------
Net asset value, beginning of period                          $     55.47
================================================================================

TOTAL RETURN(3)                                                     11.05%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)                     $    11,100
Ratio to average net assets of:
  Expenses, net of expense reimbursements                            0.48%(4)
  Expenses, prior to expense reimbursements                          0.70%(4)
  Net investment income                                              1.53%(4)
--------------------------------------------------------------------------------
Portfolio turnover rate(5)                                              0%(6)
================================================================================

================================================================================
                                                             For the period
                                                        June 16, 2006(1) through
WisdomTree Europe High-Yielding Equity Fund                September 30, 2006
--------------------------------------------------------------------------------
Net asset value, beginning of period                          $     49.83
--------------------------------------------------------------------------------
Investment operations:
  Net investment income(2)                                           0.28
  Net realized and unrealized gain                                   5.30
--------------------------------------------------------------------------------
Total from investment operations                                     5.58
--------------------------------------------------------------------------------
Net asset value, beginning of period                          $     55.41
================================================================================

TOTAL RETURN(3)                                                     11.20%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)                     $    22,170
Ratio to average net assets of:
  Expenses, net of expense reimbursements                            0.58%(4)
  Expenses, prior to expense reimbursements                          0.78%(4)
  Net investment income                                              2.08%(4)
--------------------------------------------------------------------------------
Portfolio turnover rate(5)                                              1%
================================================================================

1. Commencement of investment operations.
2. Based on average shares outstanding.
3. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed by the investment advisor (Note 3).
4. Annualized.
5. Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.
6. Amount represents less than 1%.

                       See Notes to Financial Statements.


                                 WisdomTree Trust International Equity Funds  91

WisdomTree International Equity Funds

September 30, 2006

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

================================================================================
                                                             For the period
                                                        June 16, 2006(1) through
WisdomTree Europe SmallCap Dividend Fund                   September 30, 2006
--------------------------------------------------------------------------------
Net asset value, beginning of period                          $     50.42
--------------------------------------------------------------------------------
Investment operations:
  Net investment income(2)                                           0.32
  Net realized and unrealized gain                                   4.91
--------------------------------------------------------------------------------
Total from investment operations                                     5.23
--------------------------------------------------------------------------------
Net asset value, beginning of period                          $     55.65
================================================================================

TOTAL RETURN(3)                                                     10.37%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)                     $    27,830
Ratio to average net assets of:
  Expenses, net of expense reimbursements                            0.58%(4)
  Expenses, prior to expense reimbursements                          0.69%(4)
  Net investment income                                              2.23%(4)
Portfolio turnover rate(5)                                              1%
================================================================================

================================================================================
                                                             For the period
                                                        June 16, 2006(1) through
WisdomTree Japan Total Dividend Fund                       September 30, 2006
--------------------------------------------------------------------------------
Net asset value, beginning of period                          $     50.32
--------------------------------------------------------------------------------
Investment operations:
  Net investment income(2)                                           0.19
  Net realized and unrealized gain                                   1.54
--------------------------------------------------------------------------------
Total from investment operations                                     1.73
--------------------------------------------------------------------------------
Net asset value, beginning of period                          $     52.05
================================================================================

TOTAL RETURN(3)                                                      3.44%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)                     $    26,029
Ratio to average net assets of:
  Expenses, net of expense reimbursements                            0.48%(4)
  Expenses, prior to expense reimbursements                          0.60%(4)
  Net investment income                                              1.38%(4)
Portfolio turnover rate(5)                                              0%(6)
================================================================================

1. Commencement of investment operations.
2. Based on average shares outstanding.
3. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed by the investment advisor (Note 3).
4. Annualized.
5. Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.
6. Amount represents less than 1%.

                       See Notes to Financial Statements.


92  WisdomTree Trust International Equity Funds

WisdomTree International Equity Funds

September 30, 2006

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

================================================================================
                                                             For the period
                                                        June 16, 2006(1) through
WisdomTree Japan High-Yielding Equity Fund                 September 30, 2006
--------------------------------------------------------------------------------
Net asset value, beginning of period                          $     50.14
--------------------------------------------------------------------------------
Investment operations:
  Net investment income(2)                                           0.27
  Net realized and unrealized gain                                   1.80
--------------------------------------------------------------------------------
Total from investment operations                                     2.07
--------------------------------------------------------------------------------
Net asset value, beginning of period                          $     52.21
================================================================================

TOTAL RETURN(3)                                                      4.13%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)                     $    26,110
Ratio to average net assets of:
  Expenses, net of expense reimbursements                            0.58%(4)
  Expenses, prior to expense reimbursements                          0.70%(4)
  Net investment income                                              1.95%(4)
--------------------------------------------------------------------------------
Portfolio turnover rate(5)                                              0%(6)
================================================================================

================================================================================
                                                             For the period
                                                        June 16, 2006(1) through
WisdomTree Japan SmallCap Dividend Fund                    September 30, 2006
--------------------------------------------------------------------------------
Net asset value, beginning of period                          $     50.69
Investment operations:
  Net investment income(2)                                           0.21
  Net realized and unrealized loss                                  (0.92)
--------------------------------------------------------------------------------
Total from investment operations                                    (0.71)
--------------------------------------------------------------------------------
Net asset value, beginning of period                          $     49.98
================================================================================

TOTAL RETURN(3)                                                     (1.40)%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)                     $    10,001
Ratio to average net assets of:
  Expenses, net of expense reimbursements                            0.58%(4)
  Expenses, prior to expense reimbursements                          0.91%(4)
  Net investment income                                              1.61%(4)
--------------------------------------------------------------------------------
Portfolio turnover rate(5)                                              0%(6)
================================================================================

1. Commencement of investment operations.
2. Based on average shares outstanding.
3. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed by the investment advisor (Note 3).
4. Annualized.
5. Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.
6. Amount represents less than 1%.

                       See Notes to Financial Statements.


                                 WisdomTree Trust International Equity Funds  93

WisdomTree International Equity Funds

September 30, 2006

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

================================================================================
                                                             For the period
                                                        June 16, 2006(1) through
WisdomTree Pacific ex-Japan Total Dividend Fund            September 30, 2006
--------------------------------------------------------------------------------
Net asset value, beginning of period                          $     49.71
--------------------------------------------------------------------------------
Investment operations:
  Net investment income(2)                                           0.32
  Net realized and unrealized gain                                   3.89
--------------------------------------------------------------------------------
Total from investment operations                                     4.21
--------------------------------------------------------------------------------
Net asset value, beginning of period                          $     53.92
================================================================================

TOTAL RETURN(3)                                                      8.47%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)                     $    10,789
Ratio to average net assets of:
  Expenses, net of expense reimbursements                            0.48%(4)
  Expenses, prior to expense reimbursements                          0.67%(4)
  Net investment income                                              2.22%(4)
--------------------------------------------------------------------------------
Portfolio turnover rate(5)                                              0%(6)
================================================================================

================================================================================
                                                             For the period
                                                        June 16, 2006(1) through
WisdomTree Pacific ex-Japan High-Yielding Equity Fund      September 30, 2006
--------------------------------------------------------------------------------
Net asset value, beginning of period                          $     49.02
Investment operations:
  Net investment income(2)                                           0.44
  Net realized and unrealized gain                                   3.26
--------------------------------------------------------------------------------
Total from investment operations                                     3.70
--------------------------------------------------------------------------------
Net asset value, beginning of period                          $     52.72
================================================================================

TOTAL RETURN(3)                                                      7.55%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)                     $    15,822
Ratio to average net assets of:
  Expenses, net of expense reimbursements                            0.58%(4)
  Expenses, prior to expense reimbursements                          0.76%(4)
  Net investment income                                              3.25%(4)
--------------------------------------------------------------------------------
Portfolio turnover rate(5)                                              0%(6)
================================================================================

1. Commencement of investment operations.
2. Based on average shares outstanding.
3. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed by the investment advisor (Note 3).
4. Annualized.
5. Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.
6. Amount represents less than 1%.

                       See Notes to Financial Statements.


94  WisdomTree Trust International Equity Funds

WisdomTree International Equity Funds

September 30, 2006

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

================================================================================
                                                             For the period
                                                        June 16, 2006(1) through
WisdomTree International LargeCap Dividend Fund            September 30, 2006
--------------------------------------------------------------------------------
Net asset value, beginning of period                          $     49.86
Investment operations:
  Net investment income(2)                                           0.25
  Net realized and unrealized gain                                   4.85
--------------------------------------------------------------------------------
Total from investment operations                                     5.10
--------------------------------------------------------------------------------
Net asset value, beginning of period                          $     54.96
================================================================================

TOTAL RETURN(3)                                                     10.23%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)                     $    27,484
Ratio to average net assets of:
  Expenses, net of expense reimbursements                            0.48%(4)
  Expenses, prior to expense reimbursements                          0.59%(4)
  Net investment income                                              1.71%(4)
--------------------------------------------------------------------------------
Portfolio turnover rate(5)                                              1%
================================================================================

================================================================================
                                                             For the period
                                                        June 16, 2006(1) through
WisdomTree International Dividend Top 100 Fund             September 30, 2006
--------------------------------------------------------------------------------
Net asset value, beginning of period                          $     49.77
Investment operations:
  Net investment income(2)                                           0.35
  Net realized and unrealized gain                                   5.74
--------------------------------------------------------------------------------
Total from investment operations                                     6.09
--------------------------------------------------------------------------------
Net asset value, beginning of period                          $     55.86
================================================================================

TOTAL RETURN(3)                                                     12.24%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)                     $    27,935
Ratio to average net assets of:
  Expenses, net of expense reimbursements                            0.58%(4)
  Expenses, prior to expense reimbursements                          0.69%(4)
  Net investment income                                              2.43%(4)
--------------------------------------------------------------------------------
Portfolio turnover rate(5)                                              0%(6)
================================================================================

1. Commencement of investment operations.
2. Based on average shares outstanding.
3. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed by the investment advisor (Note 3).
4. Annualized.
5. Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.
6. Amount represents less than 1%.

                       See Notes to Financial Statements.


                                 WisdomTree Trust International Equity Funds  95

Financial Highlights (unaudited) (concluded)
WisdomTree International Equity Funds

September 30, 2006

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

================================================================================
                                                             For the period
                                                        June 16, 2006(1) through
WisdomTree International MidCap Dividend Fund              September 30, 2006
--------------------------------------------------------------------------------
Net asset value, beginning of period                          $     50.13
Investment operations:
  Net investment income(2)                                           0.37
  Net realized and unrealized gain                                   5.64
--------------------------------------------------------------------------------
Total from investment operations                                     6.01
--------------------------------------------------------------------------------
Net asset value, beginning of period                          $     56.14
================================================================================

TOTAL RETURN(3)                                                     11.99%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)                     $    28,078
Ratio to average net assets of:
  Expenses, net of expense reimbursements                            0.58%(4)
  Expenses, prior to expense reimbursements                          0.69%(4)
  Net investment income                                              2.50%(4)
--------------------------------------------------------------------------------
Portfolio turnover rate(5)                                              2%
================================================================================

================================================================================
                                                             For the period
                                                        June 16, 2006(1) through
WisdomTree International SmallCap Dividend Fund            September 30, 2006
--------------------------------------------------------------------------------
Net asset value, beginning of period                          $     50.35
Investment operations:
  Net investment income(2)                                           0.45
  Net realized and unrealized gain                                   3.63
--------------------------------------------------------------------------------
Total from investment operations                                     4.08
--------------------------------------------------------------------------------
Net asset value, beginning of period                          $     54.43
================================================================================

TOTAL RETURN(3)                                                      8.10%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)                     $    27,219
Ratio to average net assets of:
  Expenses, net of expense reimbursements                            0.58%(4)
  Expenses, prior to expense reimbursements                          0.70%(4)
  Net investment income                                              3.16%(4)
--------------------------------------------------------------------------------
Portfolio turnover rate(5)                                              1%
================================================================================

1. Commencement of investment operations.
2. Based on average shares outstanding.
3. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed by the investment advisor (Note 3).
4. Annualized.
5. Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.

                       See Notes to Financial Statements.


96  WisdomTree Trust International Equity Funds

Notes to Financial Statements (unaudited)

1. ORGANIZATION

WisdomTree Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to a Trust Instrument dated December 15, 2005. As of September 30, 2006, the Trust offered 20 investment funds (each a "Fund", collectively, the "Funds"). Each Fund is considered to be non-diversified. The Funds commenced operations on June 16, 2006.

These financial statements relate only to the WisdomTree DIEFA Fund ("DIEFA Fund"), WisdomTree DIEFA High-Yielding Equity Fund ("DIEFA High-Yielding Equity Fund"), WisdomTree Europe Total Dividend Fund ("Europe Total Dividend Fund"), WisdomTree Europe High-Yielding Equity Fund ("Europe High-Yielding Equity Fund"), WisdomTree Europe SmallCap Dividend Fund ("Europe SmallCap Dividend Fund"), WisdomTree Japan Total Dividend Fund ("Japan Total Dividend Fund"), WisdomTree Japan High-Yielding Equity Fund ("Japan High-Yielding Equity Fund"), WisdomTree Japan SmallCap Dividend Fund ("Japan SmallCap Dividend Fund"), WisdomTree Pacific ex-Japan Total Dividend Fund ("Pacific ex-Japan Total Dividend Fund"), WisdomTree Pacific ex-Japan High-Yielding Equity Fund ("Pacific ex-Japan High-Yielding Equity Fund"), WisdomTree International Dividend Top 100 Fund ("International Dividend Top 100 Fund"), WisdomTree International LargeCap Dividend Fund ("International LargeCap Dividend Fund"), WisdomTree International MidCap Dividend Fund ("International MidCap Dividend Fund"), and WisdomTree International SmallCap Dividend Fund ("International SmallCap Dividend Fund"), together the "International Equity Funds".

Each Fund seeks investment returns that closely correspond to the price and yield performance, before fees and expenses, of a particular index ("Index") developed by WisdomTree Investments, Inc. Each Index consists of dividend paying securities in the market suggested by its name that meet specific criteria developed by WisdomTree Investments, Inc. ("WisdomTree Investments"). "WisdomTree", "WisdomTree Investments", "WisdomTree DIEFA", and "International Dividend Top 100" are service marks of WisdomTree Investments licensed for use by the Trust. WisdomTree Investments has patent applications pending on the methodology and operation of its Indexes and the Funds.

The preparation of financial statements in conformity with U.S. Generally Accepted Accounting Principles (U.S. GAAP), requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

2. SIGNIFICANT ACCOUNTING POLICIES

(a) Investment Valuation -- Securities traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. The Net Asset Value ("NAV") of each Fund's shares is calculated each day the national securities exchanges are open for trading as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. New York time (the "NAV Calculation Time"). NAV per share is calculated by dividing a Fund's net assets by the number of Fund shares outstanding. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and in accordance with procedures approved by the Board of Trustees. Eastern time. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b) Investment Transactions -- Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c) Foreign Currency Translation -- The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Realized and unrealized foreign exchange gains or losses on investments are included as a component of net realized and unrealized gain or loss on foreign currency transactions in the Statement of Operations. Certain foreign exchange gains and losses included in realized and unrealized gains or losses are included in or are a reduction of ordinary income in accordance with U.S. Federal income tax regulations.

(d) Investment Income -- Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld. Interest income is accrued daily. The value of additional securities received as dividend payments is recorded as income and as an increase to the cost basis of such securities.


                                 WisdomTree Trust International Equity Funds  97

(e) Expenses/Reimbursements -- WisdomTree Asset Management, Inc. ("WTA") has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of each Independent Trustee; (iv) compensation and expenses of counsel to the Independent Trustees, (v) compensation and expenses of the Trust's chief compliance officer; (vi) extraordinary expenses; (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and (viii) the advisory fee payable to WTA. Pursuant to a separate contractual arrangement WTA has agreed to pay the expenses described in (iii), (iv) and (v) through July 31, 2007.

(f) Security Lending -- Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds' securities lending agent. The loans are collateralized at all times by cash and/or high grade debt obligations in an amount at least equal to 102% of the market value of domestic securities loaned (105% in the case of foreign securities loaned) as determined at the close of business on the preceding business day. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. The Funds retain all or a portion of the interest received on investment of cash collateral or receives a fee from the borrower. Lending portfolio securities could result in a loss or delay in recovering each Fund's securities if the borrower defaults.

The securities lending income earned by the Funds is disclosed on the Statements of Operations.

(g) Dividends and Distributions to Shareholders -- It is each Fund's policy to comply with all requirements of the Internal Revenue Code of 1986, as amended ("the Code"). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company ("RIC") under Subchapter M of the Code. It is the policy of each Fund to pay out dividends, if any, to investors at least annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profit for tax purposes, are reported as a tax return of capital.

(h) Short-Term Investments -- Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments in which a Fund may invest include short-term obligations issued by the U.S. Government, negotiable certificates of deposit ("CDs"), fixed time deposits and bankers' acceptances of U.S. and foreign banks and similar institutions, commercial papers, repurchase agreements and money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker's acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.


98  WisdomTree Trust International Equity Funds

3. ADVISER FEES AND TRANSACTIONS

Adviser Fees -- WTA provides investment management services to each Fund pursuant to an Investment Advisory Agreement between the Trust and WTA. As compensation for services rendered, facilities furnished, and expenses borne by WTA, each Fund pays WTA a fee, as listed below, which is accrued daily and paid monthly, based on the average daily net assets of the Fund.

         =================================================================
         Fund                                             Fee Rate (bps)
         -----------------------------------------------------------------
         DIEFA Fund                                            0.48%
         -----------------------------------------------------------------
         DIEFA High-Yielding Equity Fund                       0.58%
         -----------------------------------------------------------------
         Europe Total Dividend Fund                            0.48%
         -----------------------------------------------------------------
         Europe High-Yielding Equity Fund                      0.58%
         -----------------------------------------------------------------
         Europe SmallCap Dividend Fund                         0.58%
         -----------------------------------------------------------------
         Japan Total Dividend Fund                             0.48%
         -----------------------------------------------------------------
         Japan High-Yielding Equity Fund                       0.58%
         -----------------------------------------------------------------
         Japan SmallCap Dividend Fund                          0.58%
         -----------------------------------------------------------------
         Pacific ex-Japan Total Dividend Fund                  0.48%
         -----------------------------------------------------------------
         Pacific ex-Japan High-Yielding Equity Fund            0.58%
         -----------------------------------------------------------------
         International LargeCap Dividend Fund                  0.48%
         -----------------------------------------------------------------
         International Dividend Top 100 Fund                   0.58%
         -----------------------------------------------------------------
         International MidCap Dividend Fund                    0.58%
         -----------------------------------------------------------------
         International SmallCap Dividend Fund                  0.58%
         -----------------------------------------------------------------

For the period ended September 30, 2006, the advisory expense reimbursements were as follows:

         =================================================================
         Fund                                             Advisory Expense
                                                           Reimbursements
         -----------------------------------------------------------------
         DIEFA Fund                                            $7,535
         -----------------------------------------------------------------
         DIEFA High-Yielding Equity Fund                        7,418
         -----------------------------------------------------------------
         Europe Total Dividend Fund                             7,395
         -----------------------------------------------------------------
         Europe High-Yielding Equity Fund                       7,312
         -----------------------------------------------------------------
         Europe SmallCap Dividend Fund                          7,469
         -----------------------------------------------------------------
         Japan Total Dividend Fund                              7,380
         -----------------------------------------------------------------
         Japan High-Yielding Equity Fund                        7,342
         -----------------------------------------------------------------
         Japan SmallCap Dividend Fund                           7,494
         -----------------------------------------------------------------
         Pacific ex-Japan Total Dividend Fund                   7,353
         -----------------------------------------------------------------
         Pacific ex-Japan High-Yielding Equity Fund             7,287
         -----------------------------------------------------------------
         International LargeCap Dividend Fund                   7,369
         -----------------------------------------------------------------
         International Dividend Top 100 Fund                    7,288
         -----------------------------------------------------------------
         International MidCap Dividend Fund                     7,423
         -----------------------------------------------------------------
         International SmallCap Dividend Fund                   7,514
         -----------------------------------------------------------------

4. CAPITAL SHARE TRANSACTIONS

As of September 30, 2006, there were an unlimited number of $0.001 par value capital shares of beneficial interest authorized by the Trust. Capital shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of equity securities constituting a portfolio sampling representation of the securities involved in the relevant Fund's underlying index and an amount of cash. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.


                                 WisdomTree Trust International Equity Funds  99

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the period ended September 30, 2006 were as follows:

================================================================================
Fund                                                 Purchases          Sales
--------------------------------------------------------------------------------
DIEFA Fund                                           $  99,482       $ 219,404
--------------------------------------------------------------------------------
DIEFA High-Yielding Equity Fund                        164,223         226,092
--------------------------------------------------------------------------------
Europe Total Dividend Fund                                  --         198,521
--------------------------------------------------------------------------------
Europe High-Yielding Equity Fund                       149,616         103,285
--------------------------------------------------------------------------------
Europe SmallCap Dividend Fund                          246,590         237,456
--------------------------------------------------------------------------------
Japan Total Dividend Fund                              333,400         107,315
--------------------------------------------------------------------------------
Japan High-Yielding Equity Fund                          4,300          22,073
--------------------------------------------------------------------------------
Japan SmallCap Dividend Fund                            20,354          79,439
--------------------------------------------------------------------------------
Pacific ex-Japan Total Dividend Fund                    44,840          96,942
--------------------------------------------------------------------------------
Pacific ex-Japan High-Yielding Equity Fund             100,015          32,981
--------------------------------------------------------------------------------
International LargeCap Dividend Fund                   180,591         147,187
--------------------------------------------------------------------------------
International Dividend Top 100 Fund                         --          36,059
--------------------------------------------------------------------------------
International MidCap Dividend Fund                     381,262         413,739
--------------------------------------------------------------------------------
International SmallCap Dividend Fund                   289,744         371,219
--------------------------------------------------------------------------------

For the period ended September 30, 2006, the cost of in-kind purchases and the proceeds from in-kind sales were as follows:

================================================================================
Fund                                                 Purchases          Sales
--------------------------------------------------------------------------------
DIEFA Fund                                           $37,951,770     $13,156,325
--------------------------------------------------------------------------------
DIEFA High-Yielding Equity Fund                       30,277,958      10,563,886
--------------------------------------------------------------------------------
Europe Total Dividend Fund                            20,050,082      10,534,265
--------------------------------------------------------------------------------
Europe High-Yielding Equity Fund                      30,810,679      10,588,587
--------------------------------------------------------------------------------
Europe SmallCap Dividend Fund                         25,345,974              --
--------------------------------------------------------------------------------
Japan Total Dividend Fund                             25,009,967              --
--------------------------------------------------------------------------------
Japan High-Yielding Equity Fund                       25,035,558              --
--------------------------------------------------------------------------------
Japan SmallCap Dividend Fund                          14,617,638       4,914,578
--------------------------------------------------------------------------------
Pacific ex-Japan Total Dividend Fund                  24,710,407      15,673,013
--------------------------------------------------------------------------------
Pacific ex-Japan High-Yielding Equity Fund            29,788,957      15,314,135
--------------------------------------------------------------------------------
International LargeCap Dividend Fund                  25,101,575              --
--------------------------------------------------------------------------------
International Dividend Top 100 Fund                   25,129,619              --
--------------------------------------------------------------------------------
International MidCap Dividend Fund                    25,063,431              --
--------------------------------------------------------------------------------
International SmallCap Dividend Fund                  25,098,292              --
--------------------------------------------------------------------------------

Gains and losses on in-kind redemptions are not recognized at the Fund level for tax purposes.


100  WisdomTree Trust International Equity Funds

6. FEDERAL INCOME TAXES

At September 30, 2006, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially the same as for book purposes, as indicated below:

=======================================================================================================================
                                                   Tax Cost                 Gross             Gross             Net
                                              (Including Securities      Unrealized        Unrealized       Unrealized
Fund                                                on Loan)            Appreciation      Depreciation     Appreciation
-----------------------------------------------------------------------------------------------------------------------
DIEFA Fund                                        $26,143,573            $1,609,013        $ (42,715)       $1,566,298
-----------------------------------------------------------------------------------------------------------------------
DIEFA High-Yielding Equity Fund                    20,703,767             1,332,444          (42,503)        1,289,941
-----------------------------------------------------------------------------------------------------------------------
Europe Total Dividend Fund                         10,366,546               753,863          (21,474)          732,389
-----------------------------------------------------------------------------------------------------------------------
Europe High-Yielding Equity Fund                   21,282,807               929,027          (37,153)          891,874
-----------------------------------------------------------------------------------------------------------------------
Europe SmallCap Dividend Fund                      25,709,169             2,531,850         (295,802)        2,236,048
-----------------------------------------------------------------------------------------------------------------------
Japan Total Dividend Fund                          26,122,971             1,331,348         (395,840)          935,508
-----------------------------------------------------------------------------------------------------------------------
Japan High-Yielding Equity Fund                    27,779,142             1,370,935         (428,147)          942,788
-----------------------------------------------------------------------------------------------------------------------
Japan SmallCap Dividend Fund                       10,158,072               337,897         (162,252)          175,645
-----------------------------------------------------------------------------------------------------------------------
Pacific ex-Japan Total Dividend Fund               10,618,242               514,005          (27,753)          486,252
-----------------------------------------------------------------------------------------------------------------------
Pacific ex-Japan High-Yielding Equity Fund         17,814,885               447,375          (87,117)          360,258
-----------------------------------------------------------------------------------------------------------------------
International LargeCap Dividend Fund               25,588,352             2,240,433          (90,802)        2,149,631
-----------------------------------------------------------------------------------------------------------------------
International Dividend Top 100 Fund                26,293,279             2,617,172          (31,221)        2,585,951
-----------------------------------------------------------------------------------------------------------------------
International MidCap Dividend Fund                 26,243,283             2,768,633         (179,871)        2,588,762
-----------------------------------------------------------------------------------------------------------------------
International SmallCap Dividend Fund               27,509,907             2,260,890         (454,441)        1,806,449
-----------------------------------------------------------------------------------------------------------------------

7. NEW ACCOUNTING PRONOUNCEMENTS

On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

On September 15, 2006, the FASB released Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157") which provides enhanced guidance for measuring fair value. The standard requires companies to provide expanded information about the assets and liabilities measured at fair value and the potential effect of these fair valuations on an entity's financial performance. The standard does not expand the use of fair value in any new circumstances, but provides clarification on acceptable fair valuation methods and applications. Adoption of FAS 157 is required for fiscal years beginning after November 15, 2007. At this time, management is evaluating the implications of FAS 157 and its impact in the financial statements has not yet been determined.


                                WisdomTree Trust International Equity Funds  101

Notes to Financial Statements (unaudited) (concluded)

8. SUBSEQUENT EVENT

Effective October 13, 2006, the Trust added ten international sector ETFs. Each ETF focuses on a specific industry sector consisting of only international equity securities. Each has an expense ratio of 0.58% and represents the international sector specified in its name:

     WisdomTree International Basic Materials Sector Fund (DBN)
     WisdomTree International Communications Sector Fund (DGG)
     WisdomTree International Consumer Cyclical Sector Fund (DPC)
     WisdomTree International Consumer Non-Cyclical Sector Fund (DPN) WisdomTree International Energy Sector Fund (DKA)
     WisdomTree International Financial Sector Fund (DRF)
     WisdomTree International Health Care Sector Fund (DBR)
     WisdomTree International Industrial Sector Fund (DDI)
     WisdomTree International Technology Sector Fund (DBT)
     WisdomTree International Utilities Sector Fund (DBU)


102  WisdomTree Trust International Equity Funds

Frequency Distribution of Discounts & Premiums (unaudited)

The chart below presents information about differences between the per share net asset value ("NAV") of each Fund and the market trading price of shares of each Fund. For these purposes, the "market price" is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading (generally 4:15 p.m.) on the exchange where Fund shares are listed. The term "premium" is sometimes used to describe a market price in excess of NAV and the term "discount" is sometimes used to describe a market price below NAV. The chart presents information about the size and frequency of premiums or discounts. The gap in time between the calculation of per share NAV and market price (4:00 p.m. and 4:15 p.m., respectively) is one factor that contributes to differences between a Fund's NAV and the market price of its shares. Other factors that contribute to such differences are the supply and demand for Fund shares and investors' assessments of the underlying value of a Fund's portfolio securities.

Differences between the closing times of U.S. and non-U.S. markets may contribute to differences between the NAV and market price of Fund shares. Many non-U.S. markets close prior to the close of the U.S. securities exchanges. Developments after the close of such markets as a result of ongoing price discovery may be reflected in a Fund's market price but not in its NAV (or vice versa).

====================================================================================================================================
                                                                        Market Price Above or Equal to        Market Price Below
                                                                              Net Asset Value                   Net Asset Value
                                                                        ------------------------------    --------------------------
                                                       Basis Point         Number      Percentage of      Number       Percentage of
                                                      Differential*       of Days        Total Days       of Days        Total Days
------------------------------------------------------------------------------------------------------------------------------------
June 16, 2006** - September 30, 2006
WisdomTree DIEFA Fund                                     0-24.9             14            19.72%            8             11.27%
                                                    --------------------------------------------------------------------------------
                                                         25-49.9             11            15.49%            7              9.86%
                                                    --------------------------------------------------------------------------------
                                                         50-74.9              7             9.86%            4              5.63%
                                                    --------------------------------------------------------------------------------
                                                        75-100.0              7             9.86%            0              0.00%
                                                    --------------------------------------------------------------------------------
                                                          >100.0             12            16.90%            1              1.41%
                                                    --------------------------------------------------------------------------------
                                                           Total             51            71.83%           20             28.17%
====================================================================================================================================
June 16, 2006** - September 30, 2006
WisdomTree DIEFA High-Yielding Equity Fund                0-24.9             11            15.49%            8             11.27%
                                                    --------------------------------------------------------------------------------
                                                         25-49.9             13            18.31%            7              9.86%
                                                    --------------------------------------------------------------------------------
                                                         50-74.9              6             8.45%            3              4.22%
                                                    --------------------------------------------------------------------------------
                                                        75-100.0              8            11.27%            1              1.41%
                                                    --------------------------------------------------------------------------------
                                                          >100.0             13            18.31%            1              1.41%
                                                    --------------------------------------------------------------------------------
                                                           Total             51            71.83%           20             28.17%
====================================================================================================================================
June 16, 2006** - September 30, 2006
WisdomTree Europe Total Dividend Fund                     0-24.9             14            19.72%           11             15.49%
                                                    --------------------------------------------------------------------------------
                                                         25-49.9              7             9.86%            5              7.04%
                                                    --------------------------------------------------------------------------------
                                                         50-74.9              9            12.68%            5              7.04%
                                                    --------------------------------------------------------------------------------
                                                        75-100.0              8            11.27%            2              2.82%
                                                    --------------------------------------------------------------------------------
                                                          >100.0              9            12.67%            1              1.41%
                                                    --------------------------------------------------------------------------------
                                                          Total             47            66.20%           24             33.80%
====================================================================================================================================
June 16, 2006** - September 30, 2006
WisdomTree Europe High-Yielding Equity Fund               0-24.9             18            25.35%            7              9.86%
                                                    --------------------------------------------------------------------------------
                                                         25-49.9              8            11.27%            5              7.04%
                                                    --------------------------------------------------------------------------------
                                                         50-74.9              9            12.68%            3              4.22%
                                                    --------------------------------------------------------------------------------
                                                        75-100.0              9            12.68%            2              2.82%
                                                    --------------------------------------------------------------------------------
                                                          >100.0             10            14.08%            0              0.00%
                                                    --------------------------------------------------------------------------------
                                                           Total             54            76.06%           17             23.94%
====================================================================================================================================


                                WisdomTree Trust International Equity Funds  103

====================================================================================================================================
                                                                        Market Price Above or Equal to        Market Price Below
                                                                              Net Asset Value                   Net Asset Value
                                                                        ------------------------------    --------------------------
                                                       Basis Point         Number      Percentage of      Number       Percentage of
                                                      Differential*       of Days        Total Days       of Days        Total Days
------------------------------------------------------------------------------------------------------------------------------------
June 16, 2006** - September 30, 2006
WisdomTree Europe SmallCap Dividend Fund                  0-24.9              8            11.27%            0              0.00%
                                                    --------------------------------------------------------------------------------
                                                         25-49.9             16            22.54%            0              0.00%
                                                    --------------------------------------------------------------------------------
                                                         50-74.9             13            18.31%            0              0.00%
                                                    --------------------------------------------------------------------------------
                                                        75-100.0             10            14.08%            0              0.00%
                                                    --------------------------------------------------------------------------------
                                                          >100.0             24            33.80%            0              0.00%
                                                    --------------------------------------------------------------------------------
                                                           Total             71           100.00%            0              0.00%
====================================================================================================================================
June 16, 2006** - September 30, 2006
WisdomTree Japan Total Dividend Fund                      0-24.9              7             9.86%            5              7.04%
                                                    --------------------------------------------------------------------------------
                                                         25-49.9              5             7.04%            6              8.45%
                                                    --------------------------------------------------------------------------------
                                                         50-74.9              6             8.45%            5              7.04%
                                                    --------------------------------------------------------------------------------
                                                        75-100.0             11            15.50%            0              0.00%
                                                    --------------------------------------------------------------------------------
                                                          >100.0             25            35.21%            1              1.41%
                                                    --------------------------------------------------------------------------------
                                                           Total             54            76.06%           17             23.94%
====================================================================================================================================
June 16, 2006** - September 30, 2006
WisdomTree Japan High-Yielding Equity Fund                0-24.9              5             7.04%            8             11.27%
                                                    --------------------------------------------------------------------------------
                                                         25-49.9              6             8.45%            4              5.63%
                                                    --------------------------------------------------------------------------------
                                                         50-74.9              8            11.27%            6              8.45%
                                                    --------------------------------------------------------------------------------
                                                        75-100.0             10            14.09%            0              0.00%
                                                    --------------------------------------------------------------------------------
                                                          >100.0             23            32.39%            1              1.41%
                                                    --------------------------------------------------------------------------------
                                                           Total             52            73.24%           19             26.76%
====================================================================================================================================
June 16, 2006** - September 30, 2006
WisdomTree Japan SmallCap Dividend Fund                   0-24.9              5             7.04%           10             14.09%
                                                    --------------------------------------------------------------------------------
                                                         25-49.9             10            14.08%           10             14.08%
                                                    --------------------------------------------------------------------------------
                                                         50-74.9              4             5.63%            5              7.04%
                                                    --------------------------------------------------------------------------------
                                                        75-100.0              8            11.27%            2              2.82%
                                                    --------------------------------------------------------------------------------
                                                          >100.0              9            12.68%            8             11.27%
                                                    --------------------------------------------------------------------------------
                                                           Total             36            50.70%           35             49.30%
====================================================================================================================================
June 16, 2006** - September 30, 2006
WisdomTree Pacific ex-Japan Total Dividend Fund           0-24.9             12            16.90%            9             12.68%
                                                    --------------------------------------------------------------------------------
                                                         25-49.9              6             8.45%           10             14.08%
                                                    --------------------------------------------------------------------------------
                                                         50-74.9              5             7.04%            7              9.86%
                                                    --------------------------------------------------------------------------------
                                                        75-100.0              7             9.86%            4              5.63%
                                                    --------------------------------------------------------------------------------
                                                          >100.0              5             7.05%            6              8.45%
                                                    --------------------------------------------------------------------------------
                                                           Total             35            49.30%           36             50.70%
====================================================================================================================================
June 16, 2006** - September 30, 2006
WisdomTree Pacific ex-Japan High-Yielding
  Equity Fund                                             0-24.9             10            14.09%            8             11.27%
                                                    --------------------------------------------------------------------------------
                                                         25-49.9             10            14.09%           11             15.49%
                                                    --------------------------------------------------------------------------------
                                                         50-74.9              4             5.63%            8             11.27%
                                                    --------------------------------------------------------------------------------
                                                        75-100.0              4             5.63%            3              4.22%
                                                    --------------------------------------------------------------------------------
                                                          >100.0              7             9.86%            6              8.45%
                                                    --------------------------------------------------------------------------------
                                                           Total             35            49.30%           36             50.70%
====================================================================================================================================


104  WisdomTree Trust International Equity Funds

Frequency Distribution of Discounts & Premiums (unaudited) (concluded)

====================================================================================================================================
                                                                        Market Price Above or Equal to        Market Price Below
                                                                              Net Asset Value                   Net Asset Value
                                                                        ------------------------------    --------------------------
                                                       Basis Point         Number      Percentage of      Number       Percentage of
                                                      Differential*       of Days        Total Days       of Days        Total Days
------------------------------------------------------------------------------------------------------------------------------------
June 16, 2006** - September 30, 2006
WisdomTree International LargeCap Dividend Fund           0-24.9              6             8.45%            1              1.41%
                                                    --------------------------------------------------------------------------------
                                                         25-49.9             18            25.35%            0              0.00%
                                                    --------------------------------------------------------------------------------
                                                         50-74.9             13            18.31%            0              0.00%
                                                    --------------------------------------------------------------------------------
                                                        75-100.0              9            12.68%            0              0.00%
                                                    --------------------------------------------------------------------------------
                                                          >100.0             24            33.80%            0              0.00%
                                                    --------------------------------------------------------------------------------
                                                           Total             70            98.59%            1              1.41%
====================================================================================================================================
June 16, 2006** - September 30, 2006
WisdomTree International Dividend Top 100 Fund            0-24.9              7             9.86%            1              1.41%
                                                    --------------------------------------------------------------------------------
                                                         25-49.9             11            15.49%            0              0.00%
                                                    --------------------------------------------------------------------------------
                                                         50-74.9             17            23.95%            0              0.00%
                                                    --------------------------------------------------------------------------------
                                                        75-100.0             11            15.49%            0              0.00%
                                                    --------------------------------------------------------------------------------
                                                          >100.0             24            33.80%            0              0.00%
                                                    --------------------------------------------------------------------------------
                                                           Total             70            98.59%            1              1.41%
====================================================================================================================================
June 16, 2006** - September 30, 2006
WisdomTree International MidCap Dividend Fund             0-24.9             11            15.49%            2              2.82%
                                                    --------------------------------------------------------------------------------
                                                         25-49.9             12            16.90%            0              0.00%
                                                    --------------------------------------------------------------------------------
                                                         50-74.9             11            15.49%            0              0.00%
                                                    --------------------------------------------------------------------------------
                                                        75-100.0             10            14.09%            0              0.00%
                                                    --------------------------------------------------------------------------------
                                                          >100.0             25            35.21%            0              0.00%
                                                    --------------------------------------------------------------------------------
                                                           Total             69            97.18%            2              2.82%
====================================================================================================================================
June 16, 2006** - September 30, 2006
WisdomTree International SmallCap Dividend Fund           0-24.9              4             5.63%            3              4.23%
                                                    --------------------------------------------------------------------------------
                                                         25-49.9             15            21.13%            0              0.00%
                                                    --------------------------------------------------------------------------------
                                                         50-74.9             13            18.31%            0              0.00%
                                                    --------------------------------------------------------------------------------
                                                        75-100.0              9            12.67%            0              0.00%
                                                    --------------------------------------------------------------------------------
                                                          >100.0             27            38.03%            0              0.00%
                                                    --------------------------------------------------------------------------------
                                                           Total             68            95.77%            3              4.23%
====================================================================================================================================

*     A basis point equals one-hundredth of one percent (0.01%).
**    Commencement of investment operations.


                                WisdomTree Trust International Equity Funds  105

Approval of Investment Advisory Agreement and Sub-Advisory Agreement
(unaudited)

The Board of Trustees of the Trust, including a majority of the Independent Trustees, has the responsibility under the 1940 Act to approve the Trust's Investment Advisory Agreement and Sub-Advisory Agreement (collectively, the "Investment Advisory Agreements"). In addition, the Trust's Board of Trustees receives, reviews and evaluates information concerning the services and personnel of WTA, the investment adviser, and BNY Investment Advisors ("BNYIA"), the sub-adviser, at each quarterly meeting of the Board of Trustees. While particular emphasis will be placed on information concerning profitability, comparability of fees, total expenses, the Trust's investment performance, and other relevant factors at any future meeting at which a renewal of the Investment Advisory Agreements is considered, the process of evaluating WTA and BNYIA and the Trust's investment arrangements is an ongoing one. In this regard, the Board's consideration of the nature, extent and quality of the services to be provided by WTA and BNYIA under the Investment Advisory Agreements includes deliberations at quarterly meetings.

Initial Approval of Investment Advisory Agreement. The Trust and WTA have entered into an investment advisory agreement (the "Advisory Agreement"). At a meeting held on February 21, 2006 the Board of Trustees, including a majority of the Independent Trustees, approved the Advisory Agreement with WTA with respect to the Funds. In approving the Advisory Agreement with WTA, the Board reviewed and analyzed the factors it deemed relevant, including: (1) the nature, quality and extent of the services to be provided to the Funds by WTA; (2) WTA's personnel and operations; (3) WTA's financial condition; (4) the level and method of computing each Fund's advisory fee; (5) the possibility of "fall-out" benefits to WTA and its affiliates (i.e., ancillary benefits that may be realized by WTA or its affiliates from WTA's relationship with the Funds); (6) the anticipated effect of growth and size on each Fund's performance and expenses; and (7) possible conflicts of interest.

The Board also considered the nature and quality of the services to be provided by WTA to the Funds, recognizing WTA's operational capabilities and resources. The Board also noted the extensive responsibilities that WTA has as investment adviser to the Funds, including the selection of the Funds' sub-adviser and oversight of the sub-adviser's compliance with Fund policies and objectives, oversight of general Fund compliance with federal and state laws, and the implementation of Board directives as they relate to the Funds. The Board gave substantial consideration to the fees payable under the Advisory Agreement. In this connection, the Board evaluated the personnel, systems and equipment necessary to manage the Funds and the costs associated with compensating the sub-adviser. The Board also examined the fees to be paid by each Fund in light of fees paid to other investment managers by comparable funds and the method of computing each Fund's fee. After comparing the fees with those of comparable funds and in light of the quality and extent of services to be provided and the costs anticipated to be incurred by WTA, the Board concluded that the level of the fees paid to WTA with respect to each Fund is fair and reasonable.

The Board also approved the Sub-Advisory Agreement with the sub-adviser to the Funds, BNYIA, using the same criteria it used for WTA. The Board considered BNYIA's operational capabilities and resources and BNYIA's experience in serving as an adviser to ETFs, noting that BNYIA currently provides investment advisory and management services to other ETFs. The Board also evaluated the performance of comparable funds managed by BNYIA in comparison to a peer group, and the expertise and performance of the BNYIA personnel. The Board also noted that Bank of New York ("BNY"), an affiliate of BNYIA, was proposed to serve as the Funds' administrator, accountant, custodian and transfer agent and will receive compensation for acting in these capacities and will be responsible for, among other things, coordinating the Funds' audits, financial statements and tax returns, managing expenses and budgeting for the Funds, processing trades on behalf of each Fund and custodying Fund assets. As such, the Board concluded that the benefits accruing to BNYIA and its affiliates by virtue of their relationship to the Trust are reasonable and fair in comparison with the anticipated costs of providing the relevant services. The Board noted that WTA, not the Funds, pays the fees to BNYIA under the Sub-Advisory Agreement.

Based on these considerations and the overall high quality of the personnel, operations, financial condition, investment advisory capabilities, methodologies, and performance of WTA and BNYIA, the Board determined that the approval of the Advisory Agreement and the Sub-Advisory Agreement was in the best interests of each Fund. After full consideration of these and other factors, the Board, including a majority of the Independent Trustees, with the assistance of independent counsel, approved the Advisory Agreement and Sub-Advisory Agreement.


106  WisdomTree Trust International Equity Funds

Proxy Voting Policies, Procedures and Record

A description of the policies and procedures that the Trust uses to determine how to vote proxies related to each Fund's portfolio securities, and information on how the Trust voted each Fund's proxies during the period ended June 30, 2006, is available without charge, upon request, (i) by calling 866-909-WISE;
(ii) on the Trust's website at www.wisdomtree.com; and (iii) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC's website at www.sec.gov and are available by calling the Trust at 866-909-WISE. You can also obtain copies of Form N-Q by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC's Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

Information about each Fund's portfolio holdings is available daily at www.wisdomtree.com.


                                     WisdomTree Trust Domestic Equity Funds  107

The WisdomTree Trust


Investment Adviser
WisdomTree Asset Management, Inc.
48 Wall Street, Suite 1100
New York, NY 10005

Investment Sub-Adviser
BNY Investment Advisors
1633 Broadway
New York, NY 10019

Administrator, Custodian & Transfer Agent
The Bank of New York
101 Barclay Street
New York, NY 10286

Distributor
ALPS Distributors, Inc.
1625 Broadway
Denver, CO 80202

Independent Registered Public Accountant
Ernst & Young LLP
5 Times Square
New York, NY 10036

Legal Counsel
Kirkpatrick & Lockhart Nicholson Graham LLP
599 Lexington Avenue
New York, NY 10022


108  WisdomTree Trust International Equity Funds

The WisdomTree Family of Funds

The following is a list of WisdomTree Funds being offered, along with their respective ticker symbols:

WisdomTree Domestic Equity Funds

WisdomTree Total Dividend Fund (DTD)

WisdomTree High-Yielding Equity Fund (DHS)

WisdomTree Large Cap Dividend Fund (DLN)

WisdomTree Dividend Top 100 Fund (DTN)

WisdomTree MidCap Dividend Fund (DON)

WisdomTree SmallCap Dividend Fund (DES)


WisdomTree International Equity Funds

WisdomTree DIEFA Fund (DWM)

WisdomTree DIEFA High-Yielding Equity Fund (DTH)

WisdomTree Europe Total Dividend Fund (DEB)

WisdomTree Europe High-Yielding Equity Fund (DEW)

WisdomTree Europe SmallCap Dividend Fund (DFE)

WisdomTree Japan Total Dividend Fund (DXJ)

WisdomTree Japan High-Yielding Equity Fund (DNL)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

WisdomTree Pacific ex-Japan Total Dividend Fund (DND)

WisdomTree Pacific ex-Japan High-Yielding Equity Fund (DNH)

WisdomTree International LargeCap Dividend Fund (DOL)

WisdomTree International Dividend Top 100 Fund (DOO)

WisdomTree International MidCap Dividend Fund (DIM)

WisdomTree International SmallCap Dividend Fund (DLS)


WisdomTree International Sector Funds

WisdomTree International Basic Material Sector Fund (DBN)

WisdomTree International Communication Sector Fund (DGG)

WisdomTree International Energy Sector Fund (DKA)

WisdomTree International Financial Sector Fund (DRF)

WisdomTree International Health Care Sector Fund (DBR)

WisdomTree International Industrial Sector Fund (DDI)

WisdomTree International Consumer Cyclical Sector Fund (DPC)

WisdomTree International Consumer Non-Cyclical Sector Fund (DPN)

WisdomTree International Technology Sector Fund (DBT)

WisdomTree International Utilities Sector Fund (DBU)


The WisdomTree Funds are exchange traded funds ("ETFs") registered with the United States Securities and Exchange Commission ("SEC") as series of WisdomTree Trust ("Trust"). WisdomTree Asset Management, Inc., a wholly owned subsidiary of WisdomTree Investments, Inc., serves as the investment adviser to the WisdomTree Trust. None of the WisdomTree entities are affiliated with ALPS Distributors, Inc., the Funds' distributor. WisdomTree Investments, its affiliates and their independent providers are not liable for any informational errors, incompleteness, or delays, or for any actions taken in reliance on information contained herein.

Investors should consider the investment objectives, risks, charges and expenses of the funds carefully before investing. A prospectus, containing this and other information, is available at wisdomtree.com, or by calling 1-866-909-WISE
(9473). Investors should read the prospectus carefully before investing. There are risks associated with investing, including possible loss of principal. Past performance does not guarantee future results. Indexes are unmanaged and you can not invest directly in an index.

In addition to the normal risks associated with investing, foreign investing involves special risks, such as risk of loss from currency fluctuation or political or economic uncertainty. Funds focusing on a single country, sector, and/or funds that emphasize investments in smaller companies may experience greater price volatility. Transactions in fund shares will result in brokerage commissions and will generate tax consequences. Shares may be sold through brokerage accounts, but may be redeemed from the funds only in large amounts of 50,000 shares or more.


                                WisdomTree Trust International Equity Funds  109

[LOGO] WISDOMTREE(SM)

48 Wall Street, Suite 1100
New York, NY 10005
1.866.900.WISE (9473)
wisdomtree.com


WisdomTree International Equity ETFs

WisdomTree DIEFA Fund
WisdomTree DIEFA High-Yielding Equity Fund
WisdomTree Europe Total Dividend Fund
WisdomTree Europe High-Yielding Equity Fund
WisdomTree Europe SmallCap Dividend Fund
WisdomTree Japan Total Dividend Fund
WisdomTree Japan High-Yielding Equity Fund
WisdomTree Japan SmallCap Dividend Fund
WisdomTree Pacific ex-Japan Total Dividend Fund
WisdomTree Pacific ex-Japan High-Yielding Equity Fund
WisdomTree International LargeCap Dividend Fund
WisdomTree International Dividend Top 100 Fund
WisdomTree International MidCap Dividend Fund
WisdomTree International SmallCap Dividend Fund


This report when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current Fund Prospectus.

WisdomTree Fund shares are distributed by ALPS Distributors, Inc.




                                                                        WST-0906

Item 2. Code of Ethics.

Not applicable for a semi-annual reporting period.

Item 3. Audit Committee Financial Expert.

Not applicable for a semi-annual reporting period.

Item 4. Principal Accountant Fees and Services.

Not applicable for a semi-annual reporting period.

Item 5. Audit Committee of Listed Registrants.

Not applicable for a semi-annual reporting period.

Item 6. Schedule of Investments.

The schedule is included as part of the report to shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) Based on their evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the President and Treasurer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, is made known to them by others within those entities.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30 a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's second fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as a part of EX-99.CERT.

(a)(3) Not applicable.

(b) Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as a part of EX-99.906CERT.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) WisdomTree Trust
             --------------------


By: /s/ Jonathan L. Steinberg
    -----------------------------

Name:  Jonathan L. Steinberg

Title: President

Date:  November 29, 2006



By: /s/ Marc J. Ruskin
    -----------------------------

Name:  Marc J. Ruskin

Title: Treasurer

Date:  November 29, 2006


      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Jonathan L. Steinberg
    -----------------------------

Name:  Jonathan L. Steinberg

Title: President

Date:  November 29, 2006



By: /s/ Marc J. Ruskin
    -----------------------------

Name:  Marc J. Ruskin

Title: Treasurer

Date:  November 29, 2006